UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Cara Owen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1.	Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2021

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

ALPS | Kotak India Growth Fund

ALPS | Smith Funds

ALPS | Red Rocks Global Opportunity Fund

Clough China Fund

RiverFront Global Allocation Series

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Table of Contents

Disclosure of Fund Expenses	1
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Management Commentary	7
Performance Update	9
Consolidated Statement of Investments	11
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	17
Consolidated Statements of Changes in Net Assets	18
Consolidated Financial Highlights	19
ALPS | Kotak India Growth Fund
Management Commentary	23
Performance Update	26
Statement of Investments	28
Statement of Assets and Liabilities	30
Statement of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	33
ALPS | Smith Funds
Management Commentary	38
Performance Update	43
Statements of Investments	51
Statements of Assets and Liabilities	97
Statements of Operations	99
Statement of Changes in Net Assets	100
Financial Highlights	104
ALPS | Red Rocks Global Opportunity Fund
Management Commentary	120
Performance Update	122
Statement of Investments	125
Statement of Assets and Liabilities	127
Statement of Operations	128
Statements of Changes in Net Assets	129
Financial Highlights	130
Clough China Fund
Management Commentary	135
Performance Update	137
Statement of Investments	139
Statement of Assets and Liabilities	142
Statement of Operations	143
Statements of Changes in Net Assets	144
Financial Highlights	145
RiverFront Global Allocation Series
Management Commentary	149
Performance Update	151
Statements of Investments	157
Statements of Assets and Liabilities	160
Statements of Operations	162
Statements of Changes in Net Assets	163
Financial Highlights	166
Notes to Financial Statements	180
Additional Information	208
Liquidity Risk Management Program	209

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

alpsfunds.com

Disclosure of Fund Expenses

April 30, 2021 (Unaudited)

Board Examples. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder service fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2020 and held until April 30, 2021.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period November 1, 2020 – April 30, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1 | April 30, 2021

Disclosure of Fund Expenses

April 30, 2021 (Unaudited)

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expense Ratio(a)	Expenses Paid During Period November 1, 2020 - April 30, 2021(b)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(c)
Investor Class
Actual	$ 1,000.00	$ 1,382.10	1.40%	$ 8.27
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.85	1.40%	$ 7.00
Class A
Actual	$ 1,000.00	$ 1,379.90	1.38%	$ 8.14
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.95	1.38%	$ 6.90
Class C
Actual	$ 1,000.00	$ 1,376.50	2.02%	$ 11.90
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,014.78	2.02%	$ 10.09
Class I
Actual	$ 1,000.00	$ 1,383.90	1.10%	$ 6.50
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.34	1.10%	$ 5.51
ALPS | Kotak India Growth Fund
Investor Class
Actual	$ 1,000.00	$ 1,248.00	1.38%	$ 7.69
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.95	1.38%	$ 6.90
Class A
Actual	$ 1,000.00	$ 1,247.80	1.39%	$ 7.75
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.90	1.39%	$ 6.95
Class C
Actual	$ 1,000.00	$ 1,244.40	2.00%	$ 11.13
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,014.88	2.00%	$ 9.99
Class I
Actual	$ 1,000.00	$ 1,250.60	1.00%	$ 5.58
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.84	1.00%	$ 5.01
Class II
Actual	$ 1,000.00	$ 1,252.30	0.75%	$ 4.19
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76

2 | April 30, 2021

Disclosure of Fund Expenses

April 30, 2021 (Unaudited)

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expense Ratio(a)	Expenses Paid During Period November 1, 2020 - April 30, 2021(b)
ALPS | Smith Short Duration Bond Fund
Investor Class
Actual	$ 1,000.00	$ 1,008.00	0.77%	$ 3.83
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86
Class A
Actual	$ 1,000.00	$ 1,008.00	0.77%	$ 3.83
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86
Class C
Actual	$ 1,000.00	$ 1,004.50	1.49%	$ 7.41
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.41	1.49%	$ 7.45
Class I
Actual	$ 1,000.00	$ 1,009.50	0.49%	$ 2.44
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.36	0.49%	$ 2.46
ALPS | Smith Total Return Bond Fund
Investor Class
Actual	$ 1,000.00	$ 1,002.40	0.96%	$ 4.77
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.03	0.96%	$ 4.81
Class A
Actual	$ 1,000.00	$ 1,002.40	0.95%	$ 4.72
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.08	0.95%	$ 4.76
Class C
Actual	$ 1,000.00	$ 999.00	1.67%	$ 8.28
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.51	1.67%	$ 8.35
Class I
Actual	$ 1,000.00	$ 1,003.90	0.67%	$ 3.33
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.47	0.67%	$ 3.36

3 | April 30, 2021

Disclosure of Fund Expenses

April 30, 2021 (Unaudited)

	Beginning Account Value September 16, 2020	Ending Account Value April 30, 2021	Expense Ratio(a)	Expenses Paid During Period September 16, 2020 - April 30, 2021(b)
ALPS | Smith Credit Opportunities Fund
Investor Class
Actual	$ 1,000.00	$ 1,057.00	1.19%	$ 6.07
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.89	1.19%	$ 5.96
Class A
Actual	$ 1,000.00	$ 1,057.00	1.17%	$ 5.97
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.99	1.17%	$ 5.86
Class C
Actual	$ 1,000.00	$ 1,053.30	1.90%	$ 9.67
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.37	1.90%	$ 9.49
Class I
Actual	$ 1,000.00	$ 1,058.50	0.90%	$ 4.59
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.33	0.90%	$ 4.51
ALPS | Smith Balanced Opportunity Fund
Investor Class
Actual	$ 1,000.00	$ 1,193.90	1.13%	$ 6.15
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.19	1.13%	$ 5.66
Class A
Actual	$ 1,000.00	$ 1,193.90	1.12%	$ 6.09
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.24	1.12%	$ 5.61
Class C
Actual	$ 1,000.00	$ 1,188.30	1.85%	$ 10.04
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.62	1.85%	$ 9.25
Class I
Actual	$ 1,000.00	$ 1,195.60	0.85%	$ 4.63
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26

4 | April 30, 2021

Disclosure of Fund Expenses

April 30, 2021 (Unaudited)

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expense Ratio(a)	Expenses Paid During Period November 1, 2020 - April 30, 2021(b)
ALPS | Red Rocks Global Opportunity Fund
Investor Class
Actual	$ 1,000.00	$ 1,354.00	1.55%	$ 9.05
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.11	1.55%	$ 7.75
Class A
Actual	$ 1,000.00	$ 1,352.00	1.53%	$ 8.92
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.21	1.53%	$ 7.65
Class C
Actual	$ 1,000.00	$ 1,349.40	2.25%	$ 13.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.64	2.25%	$ 11.23
Class I
Actual	$ 1,000.00	$ 1,354.10	1.25%	$ 7.30
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.60	1.25%	$ 6.26
Class R
Actual	$ 1,000.00	$ 1,353.80	1.69%	$ 9.86
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.41	1.69%	$ 8.45
Clough China Fund
Investor Class
Actual	$ 1,000.00	$ 1,170.50	1.60%	$ 8.61
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.86	1.60%	$ 8.00
Class A
Actual	$ 1,000.00	$ 1,170.60	1.60%	$ 8.61
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.86	1.60%	$ 8.00
Class C
Actual	$ 1,000.00	$ 1,166.70	2.35%	$ 12.62
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.14	2.35%	$ 11.73
Class I
Actual	$ 1,000.00	$ 1,172.10	1.35%	$ 7.27
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.10	1.35%	$ 6.76

5 | April 30, 2021

Disclosure of Fund Expenses

April 30, 2021 (Unaudited)

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expense Ratio(a)	Expenses Paid During Period November 1, 2020 - April 30, 2021(b)
RiverFront Asset Allocation Moderate
Investor Class
Actual	$ 1,000.00	$ 1,126.30	0.50%	$ 2.64
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class A
Actual	$ 1,000.00	$ 1,126.50	0.50%	$ 2.64
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class C
Actual	$ 1,000.00	$ 1,122.60	1.25%	$ 6.58
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.60	1.25%	$ 6.26
Class I
Actual	$ 1,000.00	$ 1,127.40	0.25%	$ 1.32
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.55	0.25%	$ 1.25
RiverFront Asset Allocation Aggressive
Investor Class
Actual	$ 1,000.00	$ 1,251.40	0.50%	$ 2.79
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class A
Actual	$ 1,000.00	$ 1,251.80	0.50%	$ 2.79
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class C
Actual	$ 1,000.00	$ 1,246.80	1.25%	$ 6.96
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.60	1.25%	$ 6.26
Class I
Actual	$ 1,000.00	$ 1,252.70	0.25%	$ 1.40
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.55	0.25%	$ 1.25
Investor Class II
Actual	$ 1,000.00	$ 1,252.00	0.50%	$ 2.79
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class L
Actual	$ 1,000.00	$ 1,253.30	0.25%	$ 1.40
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.55	0.25%	$ 1.25
RiverFront Asset Allocation Growth & Income
Investor Class
Actual	$ 1,000.00	$ 1,177.80	0.50%	$ 2.70
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class A
Actual	$ 1,000.00	$ 1,177.20	0.50%	$ 2.70
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51
Class C
Actual	$ 1,000.00	$ 1,173.30	1.25%	$ 6.74
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.60	1.25%	$ 6.26
Class I
Actual	$ 1,000.00	$ 1,179.80	0.25%	$ 1.35
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.55	0.25%	$ 1.25

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.
(c)	Includes expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary), exclusive of the subsidiary's management fee.

6 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Management Commentary	April 30, 2021 (Unaudited)

The six months ending April 30, 2021 produced a positive return for commodities. The Bloomberg Commodity Index Total Return (“BCOMTR”), the Fund’s benchmark, ended higher by +25.81% for the period. ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (“I” Shares—“JCRIX” or the “Fund”) delivered a net positive return of 38.39% for the period, (JCRAX gained 38.21%, JCCSX was up 30.47% at MOP JCRCX was up 36.65% with CDSC). The Fund outperformed its benchmark, BCOMTR, by 12.58% after fees during the period.

The unprecedented response to the COVID-19 virus resulted in lockdowns across a majority of the global population and restricted significant amounts commerce and trade throughout most of Q1 and Q2 of 2020. The demand destruction that ensued was particularly damaging to many commodity markets. However, as the world began its gradual recovery and medical treatments proved tremendously effective in combating the disease, economic expectations shifted dramatically. Renewed hope for re-engagement of the global economy, reflation of dormant demand, and an anticipated return to above-trend economic growth lifted market spirits. The six month period of time under examinationreflects constructive forces that helped to lift prices of many commodities from historically low levels.

From the end of October 2020 until the end of April 2021, the value of the US Dollar as measured by the US Dollar Index (DXY) fell by -2.93%. Most commodities are priced in US Dollars. Lower US Dollar values usually translate into somewhat higher commodity prices. On the other hand, US 10-Year Treasury Notes expanded in yield from about 87 basis points to approximately 162.5 basis points over the same time frame. As assets that trade at spot prices primarily concerned with the prevailing supply/demand outlook, commodities have generally been immune to the deteriorating effects of a rising rate environment. In line with historical relationships, commodity price appreciation coincided with rising yields through April month-end. This fact suggests that the commodity rally was strongly fundamental in nature and resistant to the higher interest rate environment.

Agricultural commodities led all sectors within the Bloomberg Commodity Index (BCOM). The agricultural commodities within the BCOM registered a gain of 37.70%, applying the requisite index weighting. Adverse weather conditions and a resurgent African Swine Flu were detrimental to supplies of key food items. Supply shortages were further exacerbated by disruptions to transportation and logistics. Certain agricultural commodities posted large gains during the period. Soybean oil rallied 97.30%, corn prices rose by 70.36% and soybeans added 45.34%. Lean hog prices gained 39.0% as feed prices increased and deadly disease threatened China’s beleaguered hog herd. Despite the aforementioned performance, there is still sizeable room for progress in pre-pandemic activities, such as tourism and public dining. Consequently, cocoa prices added just 6.83% and live cattle prices were nearly unchanged, adding just 0.22%. Frozen concentrated orange juice was one of only a few commodities that fell in price in the period, -7.30%. The Fund’s performance relative to the benchmark was enhanced by the agricultural equities. They rose collectively by 45.8%.

The second highest sector performance within the BCOM occurred in base metals, up 29.7%. Copper led all metals to the upside, posting a 46.42% gain on the London Metals Exchange (LME). Aluminum gained 27.32% and nickel added 16.03%. The new Biden Administration has signaled its intentions to fund a large infrastructure effort. We believe base metals are likely to figure prominently in those plans. Additionally, we believe that efforts to re-stock the domestic housing market, electrify the global power grid, and support a rapidly expanding EV fleet all necessitate the use of more industrial metals to satisfy the expected expansion of demand.

Industrial metal equities within the Fund’s portfolio performed well during this period, up 86.9%. The prospects for reflation and multiple project build-outs seemed to motivate investment rotation toward this sector in particular.

Energy prices rose within the BCOM by 29.1% collectively. However, there was a distinct divergence in performance comparing petroleum-based energy commodities with natural gas. Reformulated gasoline, a petroleum derivative product, added 84.73%. Compact, passenger vehicles proved to be the transportation of choice for most Americans as apprehension concerning public transportation lingered from COVID-19 fears. Brent North Sea crude oil gained 77.75% while West Texas Intermediate crude oil advanced 75.72%. Heating oil prices rose by 75.44% and the European version, gasoil, climbed by 68.81%. Petroleum demand rebounded as the vaccines were rolled out at a rapid pace.

On the other hand, natural gas prices fell -19.98% for the period. Natural gas was the worst performing commodity within the BCOM. The combination of a relatively benign winter heating season and reduced export volumes of liquefied natural gas on the back of supply line disruptions were largely responsible for the downward price pressure.

Energy equities in the Fund’s portfolio were up 67.4%. Energy producers recovered much of the ground lost during the depths of the demand destruction associated with Q1 and Q2 of 2020.

Precious metals within the BCOM actually fell slightly, -3.3% for the six month time frame ending April 30. Gold lost -6.63%. Higher interest rates weighed on its status as a currency alternative. Fortunately, the Fund held a higher percentage of silver than gold, relative to the benchmark. Silver prices fared better, climbing 8.53%. The Fund also allocated a portion of its precious metals portfolio to platinum. Platinum, which has dual roles as both a precious and industrial metal, rose by 40.98%.

As of the date of this report, the Fund maintains a dynamic combination of commodity futures exposure and commodity equity (or producer) exposure. The composition of the Fund changes from time to time in response to structural and value opportunities identified by the Fund’s Policy Committee. The Fund was fully invested at the end of April. Throughout most of the first and second quarters of 2020, the Fund held a near historically low percentage in

7 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Management Commentary	April 30, 2021 (Unaudited)

commodity equities, approximately 22%, versus approximately 78% in commodity futures. As 2020 progressed, the disproportionate selling of commodity equities during the height of the pandemic created a value opportunity for the Fund. Strong monetary stimulus from the Federal Reserve and other central banks were particularly constructive for commodity equities. The prospects for mass distribution of multiple vaccines also ramped up towards the end of last year. Beginning in late September of 2020, we made a tactical decision to expand equity allocation to approximately 35% while reducing commodity futures exposure appropriately to about 65%.

{The Fund’s top equity holdings at the end of April included CF Industries Holdings Inc (CF US) +79.05% (6 months ending Apr. 30, 2021), Boliden AB (BOL SS) +46.40% (6 months ending Apr. 30, 2021), Vestas Wind Systems A/S +24.11% (VWS DC) (6 months ending Apr. 30, 2021), Quimica Minera Chil-SP ADR (SQM US) +43.56% (6 months ending Apr. 30, 2021), Bluescope Steel Ltd +62.60% (BSL AU) (6 months ending Apr. 30, 2021), Nutrien Ltd. (NTR US) +38.46% (6 months ending Apr. 30, 2021), Vale SA-SP ADR (VALE US) +98.47% (6 months ending Apr. 30, 2021), Plug Power Inc +103.64% (PLUG US) (6 months ending Apr. 30, 2021), Inpex Corp (1605 JP) +48.29% (6 months ending Apr. 30, 2021.}

U.S. Treasury Inflation Protected Securities (“TIPS”) and nominal US Treasuries are held by the Fund to invest excess cash and as collateral for commodity futures related investments held in our Cayman Island subsidiary. As of the date of this report, we have continued to invest Fund assets in TIPS and nominal US Treasuries with limited duration exposure. We made a decision to add a greater proportion of TIPS relative to nominal Treasuries at the beginning of this period. At the time, we strongly believed inflation expectations would rebound as the battle with the COVID-19 virus progressed. The additional inflation sensitivity provided by the TIPS added to the Fund’s overall performance for the six month period under examination. At the end of April, the Fund’s fixed income portfolio had a weighted average maturity of 0.4 years.

As of the date of this report, we believe that commodity fundamentals are poised to strengthen. On a relative basis, commodities still appear inexpensive to other assets that have enjoyed long term appreciation. Persistent global growth trends appear to be intact for the near future, posing a material tailwind for commodity demand. The failure of many companies and countries to invest the necessary capital over many years to source, transport, and deliver vital commodities to markets may take its toll in terms of future shortages and price spikes. Political aspirations and mandates may require massive amounts of commodities to accomplish their goals. Higher commodity prices seem both necessary and likely. In our opinion, the currentup-cycle could be sustained for an extended period of time.

Bob Hyman

Portfolio Manager

CoreCommodity Management, LLC

Past performance if not indicative of future results. “Bloomberg®” and “Bloomberg Commodity IndexSM” are service marks of Bloomberg L.P. (“Bloomberg”) as the case may be. Source for all Index data: Bloomberg L.P. Global. Commodity Sectors and individual commodities are represented by the respective Bloomberg Commodity Sub-Index. This document does not constitute an offer of any commodities, securities or investment advisory services. Any such offer may be made only by means of a disclosure document or similar materials which contain a description of material terms and risks. All expressions of opinion are subject to change without notice in reaction to shifting market conditions. Data contained herein from third-party providers is obtained from what are considered reliable sources. However, its accuracy, completeness or reliability cannot be guaranteed. The economic statistics presented herein are subject to revision by the agencies that issue them. CoreCommodity Management assumes no obligation to provide this information in the future or to advise of changes in this information. Any indices and other financial benchmarks shown are provided for illustrative purposes only, are unmanaged, reflect reinvestment of income and do not reflect the impact of advisory fees. Investors cannot invest directly in an index. All investments are subject to risk.

The views of the authors and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the authors only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS, Advisors, Inc., CoreCommodity Management, LLC, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Indices do not reflect deductions for fees, expenses, or taxes.

An investor may not invest directly in an index.

Diversification cannot guarantee gain or prevent losses.

Bob Hyman is a registered representative of ALPS Distributors, Inc.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

8 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Performance Update	April 30, 2021 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	1 Year	3 Year	5 Year	10 Year	Since Inception^	Total Expense Ratio	What You Pay*
Investor# (NAV)	38.21%	65.20%	2.50%	4.28%	-3.82%	0.23%	1.45%	1.45%
Class A (NAV)	37.99%	64.88%	2.50%	4.28%	-3.82%	0.23%	1.45%	1.45%
Class A (LOAD)	30.47%	55.69%	0.58%	3.11%	-4.36%	-0.29%
Class C (NAV)	37.65%	63.98%	1.82%	3.60%	-4.44%	-0.39%	2.05%	2.05%
Class C (LOAD)	36.65%	62.98%	1.82%	3.60%	-4.44%	-0.39%
Class I	38.39%	65.42%	2.78%	4.55%	-3.55%	0.51%	1.15%	1.15%
Refinitiv/CoreCommodity CRB Commodity Total Return Index[1]	38.07%	70.61%	0.96%	2.75%	-5.42%	-1.72%
Bloomberg Commodity TR Index[1]	25.81%	48.51%	1.62%	2.26%	-5.85%	-2.34%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.

Performance less than 1 year is cumulative.

9 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Performance Update	April 30, 2021 (Unaudited)

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares.

[1]	The Bloomberg Commodity TR Index (formerly the Dow Jones-UBS Commodity Index) and the Refinitiv/Core Commodity CRB Index are unmanaged indices used as a measurement of change in commodity market conditions based on the performance of a basket of different commodities. Each index is composed of a different basket of commodities, a different weighting of the commodities in the basket, and a different re-balancing schedule. The indices are not actively managed and do not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

^	Fund Inception date of June 29, 2010 for Investor Class and Classes C and I; Fund Inception date of June 12, 2018 for Class A.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2022. Please see the prospectus dated February 28, 2021 for additional information.
#	Prior to December 1, 2017, Investor Class was known as Class A.

Investments in securities of Master Limited Partnerships (MLPs) involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you. Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.

Investing in commodity-related securities involves risk and considerations not present when investing in more conventional securities. The Fund may be more susceptible to high volatility of commodity markets.

Derivatives generally are more sensitive to changes in economic or market conditions than other types of investments; this could result in losses that significantly exceed the Fund's original investment.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Government Bonds	41.28%
Common Stocks	31.55%
Master Limited Partnerships	0.05%
Cash, Cash Equivalents, & Other Net Assets	27.12%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets) ^

^	Notional Value of Derivative Exposure included

10 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (31.55%)
Argentina (0.03%)
YPF SA, Sponsored ADR(a)	73,592	$278,178

Australia (2.17%)
Alumina, Ltd.	1,032,763	1,376,370
Beach Energy, Ltd.	524,865	515,521
BHP Group, Ltd.	6,563	241,162
BlueScope Steel, Ltd.	227,223	3,784,396
Costa Group Holdings, Ltd.	104,343	374,574
Fortescue Metals Group, Ltd.	26,544	461,925
GrainCorp, Ltd., Class A	85,256	334,953
IGO, Ltd.	132,309	763,413
Iluka Resources, Ltd.	124,315	741,230
Incitec Pivot, Ltd.(a)	400,411	817,411
Mineral Resources, Ltd.	12,584	462,893
Newcrest Mining, Ltd.	44,276	904,545
Northern Star Resources, Ltd.	117,513	951,431
Nufarm, Ltd.(a)	147,504	594,284
OceanaGold Corp.(a)	204,900	341,736
Oil Search, Ltd.	73,894	216,312
OZ Minerals, Ltd.	108,804	2,006,586
Regis Resources, Ltd.	93,204	186,679
Sandfire Resources NL	78,872	408,301
Santos, Ltd.	163,542	879,373
South32, Ltd.	823,504	1,827,034
St Barbara, Ltd.	162,515	230,982
Woodside Petroleum, Ltd.	18,740	330,015
		18,751,126

Austria (0.13%)
OMV AG	6,908	340,595
voestalpine AG	18,655	809,654
		1,150,249

Brazil (1.13%)
BRF SA, ADR(a)	175,332	680,288
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	79,739	626,749
Gerdau SA, Sponsored ADR	442,310	2,715,783
Petroleo Brasileiro SA, Sponsored ADR	253,074	2,146,068
Vale SA, Sponsored ADR	181,030	3,642,323
		9,811,211

Canada (3.73%)
Agnico Eagle Mines, Ltd.	14,400	899,136
Alamos Gold, Inc., Class A	176,991	1,415,928
B2Gold Corp.	429,603	2,062,094
Ballard Power Systems, Inc.(a)	76,234	1,667,238
Barrick Gold Corp.	41,426	880,303
Cameco Corp.	63,522	1,067,805
Canadian Solar, Inc.(a)	42,639	1,758,432
Canfor Corp.(a)	16,900	422,105
Centerra Gold, Inc.	133,600	1,232,579
First Quantum Minerals, Ltd.	93,000	2,143,506
Hudbay Minerals, Inc.	180,500	1,348,078
IAMGOLD Corp.(a)	84,106	263,252
	Shares	Value (Note 2)
Canada (continued)
Kinross Gold Corp.	299,511	$2,108,557
Kirkland Lake Gold, Ltd.	57,500	2,136,456
Maple Leaf Foods, Inc.	22,700	523,938
Nutrien, Ltd.	67,400	3,720,530
Pan American Silver Corp.	15,868	504,920
Parex Resources, Inc.(a)	85,000	1,600,903
Pretium Resources, Inc.(a)	49,531	519,580
Sandstorm Gold, Ltd.(a)	36,048	267,476
SSR Mining, Inc.	34,757	551,451
Teck Resources, Ltd., Class B	127,733	2,704,108
Torex Gold Resources, Inc.(a)	21,700	262,699
Wheaton Precious Metals Corp.	30,642	1,266,127
Yamana Gold, Inc.	201,323	924,073
		32,251,274

Chile (0.60%)
Antofagasta PLC	53,247	1,371,822
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	72,636	3,830,823
		5,202,645

China (0.19%)
China Petroleum & Chemical Corp., ADR	5,780	284,318
Daqo New Energy Corp., ADR(a)	2,495	200,823
JinkoSolar Holding Co., Ltd., ADR(a)	23,496	868,412
PetroChina Co., Ltd., ADR	8,809	317,388
		1,670,941

Colombia (0.08%)
Ecopetrol SA, Sponsored ADR	56,879	672,879

Cyprus (0.04%)
Polymetal International PLC	15,953	329,485

Denmark (0.60%)
FLSmidth & Co. A/S	9,925	390,877
Orsted AS(b)(c)	6,179	901,267
Vestas Wind Systems A/S	94,425	3,941,626
		5,233,770

Faroe Islands (0.06%)
Bakkafrost P/F	6,869	545,130

Finland (0.28%)
Metso Outotec Oyj	121,017	1,359,489
Outokumpu Oyj(a)	166,365	1,082,072
		2,441,561

France (0.23%)
Constellium SE(a)	34,942	541,950
TOTAL SE, Sponsored ADR	33,270	1,473,196
		2,015,146

See Notes to Financial Statements.

11 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
Germany (0.52%)
Bayer AG	34,961	$2,262,165
K+S AG	70,154	778,149
Nordex SE(a)	10,156	293,775
Salzgitter AG(a)	10,429	332,015
thyssenkrupp AG(a)	17,747	237,261
Varta AG(a)	3,960	577,739
		4,481,104

Great Britain (1.63%)
Anglo American PLC	24,783	1,050,751
BP PLC, Sponsored ADR	124,106	3,122,508
CNH Industrial N.V.	64,438	956,260
Evraz PLC	91,946	815,729
Kazakhmys PLC	65,940	772,604
Pentair PLC	37,537	2,421,512
Rio Tinto PLC, Sponsored ADR	31,219	2,655,488
Severn Trent PLC	36,254	1,240,193
Subsea 7 SA	50,511	512,634
United Utilities Group PLC	43,789	585,514
		14,133,193

India (0.04%)
Vedanta, Ltd., ADR	27,652	379,938

Israel (0.07%)
SolarEdge Technologies, Inc.(a)	2,438	642,511

Italy (0.07%)
Eni SpA, Sponsored ADR	10,981	261,787
ERG SpA	10,237	305,964
		567,751

Japan (2.41%)
AGC, Inc.	63,200	2,879,824
Daido Steel Co., Ltd.	6,200	293,860
GS Yuasa Corp.	21,600	584,024
Hitachi Metals, Ltd.(a)	34,000	659,530
Inpex Corp.	482,033	3,290,299
Japan Petroleum Exploration Co., Ltd.	19,200	356,629
JFE Holdings, Inc.	151,700	1,996,016
Kobe Steel, Ltd.	77,200	556,625
Kubota Corp.	114,300	2,687,812
Kurita Water Industries, Ltd.	10,016	461,896
Maruha Nichiro Corp.	5,600	127,997
Maruichi Steel Tube, Ltd.	5,300	132,730
Morinaga Milk Industry Co., Ltd.	6,500	355,659
NGK Insulators, Ltd.	22,100	402,609
Nippon Steel Corp.	102,590	1,790,092
Nippon Suisan Kaisha, Ltd.	91,900	429,691
Sumitomo Forestry Co., Ltd.	28,759	665,754
Sumitomo Metal Mining Co., Ltd.	51,300	2,177,516
Tokyo Steel Manufacturing Co., Ltd.	50,500	489,336
Yamato Kogyo Co., Ltd.	14,400	433,489
		20,771,388
	Shares	Value (Note 2)
Luxembourg (0.34%)
APERAM SA	14,100	$730,453
ArcelorMittal(a)	24,464	716,551
ArcelorMittal SA(a)	5,056	147,406
Tenaris SA, ADR	27,417	586,175
Ternium SA, Sponsored ADR(a)	19,564	764,757
		2,945,342

Malaysia (0.18%)
Lynas Rare Earths, Ltd.(a)	361,944	1,533,531

Mexico (0.15%)
Grupo Mexico SAB de CV, Series B	285,400	1,294,493

Monaco (0.13%)
Endeavour Mining Corp.	53,458	1,112,956

Netherlands (0.56%)
AMG Advanced Metallurgical Group NV	4,959	190,307
Core Laboratories N.V.	48,394	1,363,743
OCI N.V.(a)	15,679	365,882
Royal Dutch Shell PLC, Class A, Sponsored ADR	62,508	2,375,303
Royal Dutch Shell PLC, Class B	2,551	45,764
SBM Offshore N.V.	27,872	485,047
		4,826,046

Norway (1.63%)
Aker BP ASA	75,504	2,166,069
DNO ASA(a)	516,958	608,748
Equinor ASA	56,530	1,151,109
Leroy Seafood Group ASA	70,514	647,536
Mowi ASA	80,496	1,988,224
NEL ASA(a)	476,921	1,385,386
Norsk Hydro ASA	274,958	1,755,979
Salmar ASA	12,666	879,194
TGS NOPEC Geophysical Co. ASA	50,202	764,429
Yara International ASA	52,509	2,742,151
		14,088,825

Peru (0.34%)
Cia de Minas Buenaventura SAA, ADR(a)	24,873	241,766
Southern Copper Corp.	39,545	2,744,818
		2,986,584

South Africa (0.89%)
African Rainbow Minerals, Ltd.	36,752	687,043
Anglo Platinum, Ltd.	4,780	654,193
AngloGold Ashanti, Ltd., Sponsored ADR	68,785	1,415,595
Gold Fields, Ltd., Sponsored ADR	209,535	1,965,438
Impala Platinum Holdings, Ltd.	54,000	1,011,041
Kumba Iron Ore, Ltd.	15,133	686,951

See Notes to Financial Statements.

12 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
South Africa (continued)
Sasol, Ltd.(a)	77,701	$1,307,295
		7,727,556

South Korea (0.06%)
POSCO, Sponsored ADR	6,691	544,714

Spain (0.39%)
Acerinox SA	44,206	613,581
Iberdrola SA	122,968	1,660,971
Repsol SA	21,441	256,177
Siemens Gamesa Renewable Energy SA	24,558	888,702
		3,419,431

Sweden (1.52%)
AAK AB	17,147	393,150
Boliden AB	123,731	4,820,300
Epiroc AB, Class A	59,249	1,284,286
Holmen AB, B Shares	8,330	392,611
Lundin Energy AB	90,427	2,896,894
PowerCell Sweden AB(a)	11,159	289,997
SSAB AB, A Shares(a)	190,388	1,037,002
Svenska Cellulosa AB SCA, Class B	118,870	2,085,180
		13,199,420

Switzerland (0.05%)
Bucher Industries AG	799	419,251

United States (11.30%)
AGCO Corp.	14,485	2,113,651
Alcoa Corp.(a)	77,693	2,846,672
Allegheny Technologies, Inc.(a)	34,615	805,145
American Water Works Co., Inc.	9,593	1,496,412
Archer-Daniels-Midland Co.	24,736	1,561,584
Archrock, Inc.	62,213	581,069
Array Technologies, Inc.(a)	22,654	637,937
Baker Hughes Co.	54,605	1,096,468
Bunge, Ltd.	35,629	3,007,800
Cabot Oil & Gas Corp.	37,387	623,241
California Water Service Group	8,661	508,834
Cal-Maine Foods, Inc.	14,471	540,637
Century Aluminum Co.(a)	19,099	299,090
CF Industries Holdings, Inc.	114,340	5,560,353
ChampionX Corp.(a)	42,298	888,681
Chevron Corp.	18,063	1,861,753
Cleveland-Cliffs, Inc.	14,247	254,451
Commercial Metals Co.	81,640	2,385,521
Compass Minerals International, Inc.	7,430	504,646
ConocoPhillips	50,828	2,599,344
Corteva, Inc.	62,955	3,069,685
Darling Ingredients, Inc.(a)	28,675	1,991,479
Deere & Co.	4,669	1,731,499
Devon Energy Corp.	43,208	1,010,203
Dril-Quip, Inc.(a)	7,278	223,071
Enphase Energy, Inc.(a)	10,981	1,529,104
EOG Resources, Inc.	35,515	2,615,325
	Shares	Value (Note 2)
United States (continued)
Essential Utilities, Inc.	4,343	$204,686
Evoqua Water Technologies Corp.(a)	30,618	875,062
Exxon Mobil Corp.	22,980	1,315,375
First Solar, Inc.(a)	7,288	557,751
FMC Corp.	25,041	2,960,848
Freeport-McMoRan, Inc.	25,790	972,541
Fresh Del Monte Produce, Inc.	10,904	307,493
Green Plains, Inc.(a)	18,901	563,250
Halliburton Co.	82,737	1,618,336
Harsco Corp.(a)	20,191	362,025
Hecla Mining Co.	30,594	180,811
Helix Energy Solutions Group, Inc.(a)	72,857	312,557
Helmerich & Payne, Inc.	96,817	2,481,420
Hess Corp.	1,266	94,330
HollyFrontier Corp.	22,080	772,800
Hormel Foods Corp.	24,059	1,111,526
Ingredion, Inc.	24,933	2,328,992
Kinder Morgan, Inc.	5,763	98,259
Livent Corp.(a)	127,864	2,304,109
Magnolia Oil & Gas Corp., Class A(a)	91,528	1,030,605
Marathon Oil Corp.	157,414	1,772,482
Marathon Petroleum Corp.	24,420	1,358,973
Mosaic Co.	80,002	2,814,470
Murphy Oil Corp.	65,937	1,116,313
National Oilwell Varco, Inc.(a)	84,671	1,265,831
New WEI, Inc.(a)	68,768	103
Newmont Corp.	15,233	950,692
Occidental Petroleum Corp.	14,527	368,406
Oceaneering International, Inc.(a)	30,405	326,854
Patterson-UTI Energy, Inc.	187,413	1,266,912
PDC Energy, Inc.(a)	67,573	2,467,090
Phillips 66	8,398	679,482
Pilgrim's Pride Corp.(a)	45,023	1,078,751
Plug Power, Inc.(a)	119,667	3,411,705
PotlatchDeltic Corp., REIT	16,439	975,819
ProPetro Holding Corp.(a)	114,066	1,098,456
Rayonier, Inc., REIT	22,544	817,896
Royal Gold, Inc.	8,866	991,751
RPC, Inc.(a)	140,085	680,813
Sanderson Farms, Inc.	8,094	1,331,706
Schlumberger NV	76,809	2,077,683
Steel Dynamics, Inc.	4,590	248,870
SunPower Corp.(a)	41,418	1,064,028
TPI Composites, Inc.(a)	33,885	1,800,988
Tyson Foods, Inc., Class A	30,189	2,338,138
United States Steel Corp.	56,655	1,303,632
Valero Energy Corp.	15,840	1,171,526
Warrior Met Coal, Inc.	10,153	160,925
Williams Cos., Inc.	1,855	45,188
		97,781,914

TOTAL COMMON STOCKS
(Cost $213,599,558)		273,209,543

See Notes to Financial Statements.

13 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (0.05%)
United States (0.05%)
Energy Transfer LP	4,974	$42,826
Enterprise Products Partners LP	10,676	245,655
Magellan Midstream Partners LP	2,054	96,066
MPLX LP	1,555	41,969
Plains All American Pipeline LP	3,090	28,057
		454,573

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $900,221)		454,573

RIGHTS (0.00%)
Australia (0.00%)
Regis Resources, Ltd., Strike Price $2.70, Expires 5/6/2021	30,262	0

TOTAL RIGHTS
(Cost $–)		0

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (41.28%)
U.S. Treasury Bonds (41.28%)
United States Treasury Inflation Indexed Bonds
0.625%, 7/15/21(d)	$119,422,696	$120,957,604
0.125%, 1/15/22(d)	212,444,273	216,824,765
United States Treasury Notes
1.750%, 2/28/22	19,500,000	19,774,325
		357,556,694
TOTAL GOVERNMENT BONDS
(Cost $353,300,481)		357,556,694

		Value (Note 2)
TOTAL INVESTMENTS (72.88%)
(Cost $567,800,260)		$631,220,810

Other Assets In Excess Of Liabilities (27.12%)		234,873,704
NET ASSETS - 100.00%		$866,094,514

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This Security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, the market value of those securities was $901,267 representing 0.10% of the Fund's net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of April 30, 2021 the aggregate market value of those securities was $901,267 representing 0.10% of net assets.
(d)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $36,375,845.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

See Notes to Financial Statements.

14 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	April 30, 2021 (Unaudited)

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	541	05/28/21	$36,117,160	$554,048
Cocoa Future	Morgan Stanley	Short	(139)	07/15/21	(3,310,980)	10,383
Corn Future	Morgan Stanley	Long	430	07/14/21	14,474,875	1,056,213
Gasoline Robusta Future	Morgan Stanley	Long	28	05/28/21	2,441,729	88,800
Gold 100 Oz Future	Morgan Stanley	Long	235	06/28/21	41,540,950	756,414
Hard Red Winter Wheat Future	Morgan Stanley	Long	70	07/14/21	2,462,250	249,077
LME Copper Future	Morgan Stanley	Long	209	05/17/21	51,377,425	3,942,908
LME Nickel Future	Morgan Stanley	Long	73	05/17/21	7,730,700	570,702
LME Zinc Future	Morgan Stanley	Long	151	05/17/21	11,009,788	395,898
Low Sulfur Gasoil Future	Morgan Stanley	Long	278	05/12/21	14,838,250	689,943
Natural Gas Future	Morgan Stanley	Long	962	05/26/21	28,196,220	1,297,400
Platinum Future	Morgan Stanley	Long	141	07/28/21	8,496,660	130,211
Soybean Future	Morgan Stanley	Long	297	07/14/21	22,783,613	638,483
Soybean Meal Future	Morgan Stanley	Long	96	07/14/21	4,090,560	5,135
Wheat Future	Morgan Stanley	Long	64	07/14/21	2,351,200	72,246
					$244,600,400	$10,457,861

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Depreciation
Copper Future	Morgan Stanley	Short	(414)	07/28/21	$(46,243,800)	$(2,014,014)
Cotton #2	Morgan Stanley	Short	(121)	07/08/21	(5,328,840)	(138,755)
LME Aluminum Future	Morgan Stanley	Short	(92)	09/13/21	(5,526,900)	(504,966)
NY Harbor USLD Future	Morgan Stanley	Short	(89)	05/28/21	(7,185,931)	(1,180,086)
Silver Future	Morgan Stanley	Long	158	07/28/21	20,439,670	(114,356)
Sugar #11	Morgan Stanley	Short	(120)	06/30/21	(2,282,112)	(11,580)
WTI Crude Future	Morgan Stanley	Short	(736)	05/20/21	(46,794,880)	(7,439,796)
					$(92,922,793)	$(11,403,553)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate Paid by Fund	Termination Date	Value	Unrealized Depreciation
Citigroup	CRB 3m Fwd TR Index **	$142,151,725	USB3MTA + 24 bps*	9/30/21	$142,151,729	$4
Societe Generale	CRB 3m Fwd TR Index **	52,735,610	USB3MTA + 28 bps*	11/30/21	52,735,613	3
UBS	CRB 3m Fwd TR Index **	119,416,433	USB3MTA + 25 bps*	11/30/21	119,416,435	2
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index **	116,086,524	USB3MTA + 30 bps*	6/29/21	116,086,470	(54)
		430,390,292			430,390,247	(45)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Financial Statements.

15 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Consolidated Statement of Assets and Liabilities	April 30, 2021 (Unaudited)

ASSETS
Investments, at value	$631,220,810
Cash	191,955,708
Foreign currency, at value (Cost $988,695)	990,377
Unrealized appreciation on total return swap contracts	9
Receivable for shares sold	7,704,086
Receivable for variation margin on futures contracts	3,826,081
Receivable due from broker for total return swap contracts	29,501,809
Deposit with broker for futures contracts (Note 3)	2,183,581
Dividends and interest receivable	827,009
Prepaid expenses and other assets	13,278
Total Assets	868,222,748
LIABILITIES
Payable for shares redeemed	1,218,969
Unrealized depreciation on total return swap contracts	54
Investment advisory fees payable	564,048
Administration and transfer agency fees payable	207,597
Distribution and services fees payable	43,407
Trustees' fees and expenses payable	4,892
Professional fees payable	24,125
Accrued expenses and other liabilities	65,142
Total Liabilities	2,128,234
NET ASSETS	$866,094,514
NET ASSETS CONSIST OF
Paid-in capital	$785,424,987
Total distributable earnings	80,669,527
NET ASSETS	$866,094,514
INVESTMENTS, AT COST	$567,800,260

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$8.35
Net Assets	$77,458,203
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	9,279,215
Class A:
Net Asset Value, offering and redemption price per share	$8.35
Net Assets	$4,453,571
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	533,065
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$8.84
Class C:
Net Asset Value, offering and redemption price per share(a)	$7.87
Net Assets	$5,181,379
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	658,200
Class I:
Net Asset Value, offering and redemption price per share	$8.44
Net Assets	$779,001,361
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	92,326,887

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

16 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Consolidated Statement of Operations	For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$2,709,467
Foreign taxes withheld on dividends	(207,787)
Interest and other income, net of premium amortization and accretion of discount	3,747,955
Total Investment Income	6,249,635

EXPENSES
Investment advisory fees	2,721,334
Investment advisory fees - subsidiary (Note 8)	577,929
Administrative fees	366,142
Transfer agency fees	268,828
Distribution and service fees
Investor Class	123,136
Class A	4,645
Class C	16,017
Professional fees	23,045
Reports to shareholders and printing fees	17,963
State registration fees	29,413
Insurance fees	3,314
Custody fees	26,181
Trustees' fees and expenses	16,766
Repayment of previously waived fees
Class C	112
Miscellaneous expenses	15,877
Total Expenses	4,210,702
Less fees waived/reimbursed by investment advisor (Note 8)
Waiver of investment advisory fees - subsidiary	(577,929)
Net Expenses	3,632,773
Net Investment Income	2,616,862
Net realized gain on investments	19,098,960
Net realized gain on futures contracts	4,565,164
Net realized gain on total return swap contracts	90,805,142
Net realized gain on foreign currency transactions	19,899
Net Realized Gain	114,489,165
Net change in unrealized appreciation on investments	74,631,112
Net change in unrealized appreciation on futures contracts	4,689,671
Net change in unrealized appreciation on total return swap contracts	284
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,745
Net Change in Unrealized Appreciation	79,322,812
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	193,811,977
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$196,428,839

See Notes to Financial Statements.

17 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
OPERATIONS
Net investment income	$2,616,862	$2,937,921
Net realized gain/(loss)	114,489,165	(53,797,734)
Net change in unrealized appreciation	79,322,812	8,098,709
Net Increase/(Decrease) in Net Assets Resulting from Operations	196,428,839	(42,761,104)

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(174,393)	(375,275)
Class A	(5,446)	(7,077)
Class C	(5,670)	(53,444)
Class I	(1,745,843)	(4,950,473)
Net Decrease in Net Assets from Distributions	(1,931,352)	(5,386,269)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	16,908,222	21,811,745
Class A	2,897,210	856,402
Class C	2,752,477	336,823
Class I	233,095,917	187,684,821
Dividends reinvested
Investor Class	167,790	358,287
Class A	2,437	5,821
Class C	4,530	28,534
Class I	1,555,689	3,950,674
Shares redeemed, net of redemption fees
Investor Class	(8,067,580)	(9,300,933)
Class A	(350,909)	(304,997)
Class C	(831,803)	(3,677,008)
Class I	(68,457,671)	(208,665,894)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	179,676,309	(6,915,725)

Net increase/(decrease) in net assets	374,173,796	(55,063,098)

NET ASSETS
Beginning of period	491,920,718	546,983,816
End of period	$866,094,514	$491,920,718

See Notes to Financial Statements.

18 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund – Investor Class
Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
Net asset value, beginning of period(b)	$6.06		$6.68		$7.54		$7.64		$7.29		$7.15
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	0.02		0.02		0.06		0.05		(0.01	)(d)	(0.03	)(d)
Net realized and unrealized gain/(loss)	2.29		(0.58)		(0.71)		0.04		0.36		0.17
Total from investment operations	2.31		(0.56)		(0.65)		0.09		0.35		0.14
DISTRIBUTIONS:
From net investment income	(0.02)		(0.06)		(0.21)		(0.19)		(0.00	)(e)	–
Total distributions	(0.02)		(0.06)		(0.21)		(0.19)		(0.00	)(e)	–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)
Net increase/(decrease) in net asset value	2.29		(0.62)		(0.86)		(0.10)		0.35		0.14
Net asset value, end of period	$8.35		$6.06		$6.68		$7.54		$7.64		$7.29
TOTAL RETURN(f)	38.21%		(8.44)%		(8.71)%		1.23%		4.85%		1.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$77,458		$49,060		$39,226		$48,728		$47,845		$29,468
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.40	%(g)(h)	1.40	%(h)	1.39	%(h)	1.40	%(h)	1.38%		1.41%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.40	%(g)	1.40%		1.39%		1.40%		1.38%		1.41%
Ratio of net investment income/(loss) to average net assets	0.52	%(g)	0.42%		0.82%		0.66%		(0.10)%		(0.48)%
Portfolio turnover rate(i)	23%		98%		81%		42%		66%		50%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(c)	Calculated using the average shares method.
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(e)	Less than $0.005 or ($0.005) per share.
(f)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Annualized.
(h)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the period ended April 30, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively, 1.58%, 1.58%, 1.54% and 1.56%.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

19 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund – Class A
Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period(a)	$6.07		$6.68		$7.54		$8.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03		0.04		0.07		(0.00	)(c)
Net realized and unrealized gain/(loss)	2.27		(0.59)		(0.72)		(0.62)
Total from investment operations	2.30		(0.55)		(0.65)		(0.62)

DISTRIBUTIONS:
From net investment income	(0.02)		(0.06)		(0.21)		–
Total distributions	(0.02)		(0.06)		(0.21)		–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00	(c)	–		–
Net increase/(decrease) in net asset value	2.28		(0.61)		(0.86)		(0.62)
Net asset value, end of period	$8.35		$6.07		$6.68		$7.54
TOTAL RETURN(d)	37.99%		(8.29)%		(8.71)%		(7.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,454		$1,254		$751		$191
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.38	%(e)(f)	1.34	%(f)	1.40	%(f)	1.48	%(e)(f)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.38	%(e)	1.34%		1.40%		1.45	%(e)
Ratio of net investment income/(loss) to average net assets	0.75	%(e)	0.62%		0.99%		(0.10	)%(e)
Portfolio turnover rate(g)	23%		98%		81%		42%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the period ended April 30, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively, 1.56%, 1.52%, 1.55 % and 1.64%.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

20 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund – Class C
Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
Net asset value, beginning of period(a)	$5.73		$6.35		$7.22		$7.36		$7.07		$6.98
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.00	(c)	(0.02	)(d)	0.01		(0.00	)(c)(d)	(0.06	)(d)	(0.08	)(d)
Net realized and unrealized gain/(loss)	2.15		(0.54)		(0.68)		0.04		0.35		0.17
Total from investment operations	2.15		(0.56)		(0.67)		0.04		0.29		0.09
DISTRIBUTIONS:
From net investment income	(0.01)		(0.06)		(0.20)		(0.18)		–		–
Total distributions	(0.01)		(0.06)		(0.20)		(0.18)		–		–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		0.00	(c)	–		–		–
Net increase/(decrease) in net asset value	2.14		(0.62)		(0.87)		(0.14)		0.29		0.09
Net asset value, end of period	$7.87		$5.73		$6.35		$7.22		$7.36		$7.07
TOTAL RETURN(e)	37.65%		(8.97)%		(9.35)%		0.62%		4.10%		1.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,181		$2,354		$6,702		$9,510		$7,642		$7,260
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.02	%(f)(g)	2.05	%(g)	2.05	%(g)	2.05	%(g)	2.05%		2.05%
Ratio of expenses to average net assets including fee waivers and reimbursements	2.02	%(f)	2.05%		2.05%		2.05%		2.05%		2.05%
Ratio of net investment income/(loss) to average net assets	0.04	%(f)	(0.28)%		0.17%		(0.04)%		(0.81)%		(1.13)%
Portfolio turnover rate(h)	23%		98%		81%		42%		66%		50%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Annualized.
(g)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the period ended April 30, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively, 2.20%, 2.23%, 2.20% and 2.21%.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

21 | April 30, 2021

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund – Class I
Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period(a)	$6.12		$6.73		$7.58		$7.67		$7.31	$7.15
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.03		0.04		0.08		0.07		0.01	(0.02)
Net realized and unrealized gain/(loss)	2.31		(0.58)		(0.72)		0.03		0.36	0.18
Total from investment operations	2.34		(0.54)		(0.64)		0.10		0.37	0.16
DISTRIBUTIONS:
From net investment income	(0.02)		(0.07)		(0.21)		(0.19)		(0.01)	–
Total distributions	(0.02)		(0.07)		(0.21)		(0.19)		(0.01)	–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	2.32		(0.61)		(0.85)		(0.09)		0.36	0.16
Net asset value, end of period	$8.44		$6.12		$6.73		$7.58		$7.67	$7.31
TOTAL RETURN(d)	38.39%		(8.18)%		(8.48)%		1.42%		5.03%	2.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$779,001		$439,254		$500,305		$647,195		$482,710	$463,741
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.10	%(e)(f)	1.15	%(f)	1.14	%(f)	1.13	%(f)	1.15%	1.15%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.10	%(e)	1.15%		1.14%		1.13%		1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	0.85	%(e)	0.64%		1.09%		0.90%		0.08%	(0.22)%
Portfolio turnover rate(g)	23%		98%		81%		42%		66%	50%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the period ended April 30, 2021, October 31, 2020, October 31, 2019 and October 31, 2018, respectively, 1.28%, 1.33%, 1.29% and 1.29%.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

22 | April 30, 2021

ALPS | Kotak India Growth Fund

Management Commentary	April 30, 2021 (Unaudited)

Performance

ALPS I Kotak India Growth Fund (the “Fund") was launched on February 14, 2011. During the 6-month period ended 30th April 2021 (hereinafter also referred to as the “period”), the Fund's Class A Shares, INDAX, delivered a total return of 24.80% at Net Asset Value, Class C, INFCX, delivered 24.44% with CDSC, Class I, INDIX, delivered 25.06% and Class II, INDSX, delivered 25.23%. The Fund underperformed its benchmark, the Nifty 500 Index ("NSE500"), which returned 29.57% during the period without taking into account sales charges for Class A and C Shares.

Moving into the last two months of 2020, US elections and Biden’s victory have been commanding the headlines. Coupled with positive announcements of successful Phase 3 trials of three vaccine candidates, the world bids a difficult 2020 goodbye, with global markets hitting record highs and ended 2020 with a bang, driven by positive macro catalysts – a Brexit deal, ongoing vaccine distribution and a US fiscal stimulus package, which saw removal of some downside risks.

The chaos from social and economic uncertainties stemming from the COVID-19 pandemic continues into 2021. While the world still faces the uphill task of mitigating the challenge from the renewed surge of COVID-19 vaccine withstanding, there are signs of normalcy emerging in most facets of the economy. Global developments in the first quarter of 2021 have seen a dispersion in economic performance and COVID-19 infection rates. Global equities augment well, supported by the large US fiscal stimulus package of US$1.9trn (and subsequently with a follow up of an additional promised US$2tn in infrastructure spending) as well as vaccine rollout across the world. However, with the globe divided into the COVID-19 vaccines “haves” and “have-nots” as well as the rampant spread of mutant variations of the virus, many countries (including India) are battling with a second and third wave of the pandemic.

The United States is leading the fiscal firepower and though the stimulus by the rest of the world are comparatively less muted this year as compared to 2020, countries may benefit from the spillover effects of the US stimulus. Some Central Banks and Governments around the world took on additional measures such as: (1) Japan: The Bank of Japan unveiled a set of few policy tweaks aimed at giving itself more flexibility to revive inflation. While leaving its main policy rates unchanged, the central bank decided that the band around its 10-year bond yield target would be around 0% (+/- 0.25%). It also scrapped a buying target for stock funds. (2) US: The Federal Open Market Committee (FOMC) in its latest monetary policy meeting kept the policy rate unchanged at 0-0.25% and reiterated that it would continue to buy bonds at a rate of US$120bn per month until substantial further progress was made towards its goals. The Fed members also signaled that they expect to keep interest rates close to zero until at least 2024, even as they sharply upgraded their growth and inflation forecasts because of a massive fiscal stimulus and an accelerating vaccine rollout. (3) UK: The UK government announced a US$6.2bn support package. The Bank of England (BoE) kept the policy rate unchanged at 0.1% and decided to continue with its existing program of UK government bond purchases, maintaining the target for the stock of these government bond purchases at GBP875bn and so the total target stock of asset purchases at GBP895bn. The central bank upgraded its outlook for the UK economy, but stressed it was in no hurry to reduce its support to boost the recovery from the coronavirus crisis. With new COVID-19 cases having fallen markedly and with the vaccination program proceeding at a rapid pace, the restrictions are getting eased earlier than anticipated.

Looking back at India, amid volatile sessions and a surge in COVID-19 cases, the Indian market had fared well. Frontline Nifty Index gained 27.75%, the midcap segment saw a gain of 42.89% and the broad-based NSE500 Index gained 30.32% during the period (all in USD terms).

Fitch affirmed India’s BBB- rating with a negative outlook and forecasted a growth of 12.8% in FY22 (fiscal year ending March 2022). World Bank raised India’s FY2022 GDP forecast to 10.1% from 5.4% it had projected in January. The Indian Government’s growth-oriented Union Budget (announced on 1st Feb 2021) focuses on growth and has accordingly, relaxed the government’s medium-term fiscal consolidation targets. The government has rationalized expenditure from high FY2021 (fiscal year ending March 2021) levels, while providing meaningfully higher support versus FY2020 levels. The government’s bigger focus remains on supply-side reforms with the objective of kick-starting the investment cycle, critical for India’s medium-term growth prospects.

Some of the key budget themes from the Union Budget are: (1) Expansionary budget with a focus on growth: Emphasizing the importance of Atmanirbhar Bharat (‘Self-Reliant India’) in order to boost manufacturing in India which in turn would provide the necessary boost for job creation. (2) Strategic disinvestment: The government has outlined the policy of strategic disinvestment of public sector enterprises. The policy provides a clear roadmap for disinvestment in all non-strategic and strategic sectors and has identified four areas that are strategic where bare minimum Central Public Sector Entities (CPSEs) will be maintained and the rest privatized. (3) Infrastructure development: The emphasis on infrastructure development in the budget with focus in allocation to roads and railways, as well as creation of a Development Financial Institution (DFI) which will provide long term capital for the National Infrastructure Pipeline (NIP) projects. (4) Proposal to set up an Asset Reconstruction Company (ARC): In order to solve bad loan problems of the Public Sector Banks and strengthen the balance sheets, the government further proposes to set up an ARC for aggregating/pooling bad loans of state banks.

Despite the fierce second wave which started in mid-February in the state of Maharashtra and spread rapidly to other states, India’s business cycle remains on an uptrend. Instead of re-implementing strict lockdowns like the ones put into place a year ago, imposition of local restrictions is now left to the states and less strict than last year. This may cushion the impact of activities to some extent. India’s April Manufacturing Purchasing Managers’ Index (PMI) momentum is unmoved by COVID-19 restrictions and stood at 55.5

23 | April 30, 2021

ALPS | Kotak India Growth Fund

Management Commentary	April 30, 2021 (Unaudited)

against 55.4 in March (after declining to a seven-month low) led by external demand. However, with the intensification of COVID-19, fresh domestic factory orders and output eased to an eight month lows.

Looking at economic numbers, India’s real GDP growth rose to 1.6% in the January to March 2021 quarter compared to a 0.5% expansion in the previous quarter. However, the rapid spurt in COVID-19 cases, imposition of localized lockdowns, night curfews and other restrictions, weak macroeconomic data, elevated crude prices and jump in bond yield weighed sentiment.

Current account balance in 3QFY21 (Note: October to December 2020 quarter) registered a deficit of US$1.7bn (0.2% of GDP) as against a surplus of US$15.5bn in 2QFY21 (2.4% of GDP) and a deficit of US$2.bn (0.4% of GDP) in the same period last year. This was due to a widening of the trade deficit to US$34.5bn (US$14.8bn in the July to September 2020 quarter) on the back of higher import bill of US$112bn (US$90bn in July to September 2020 quarter), while exports remained broadly unchanged at US$77bn.

April Consumer Price Index (CPI) inflation moderated to 4.29% as against 5.52% in March. Sequentially, CPI inflation rose 0.7% after an increase of 0.1% in March. Wholesale Price Index (WPI) inflation came in at 10.5% in April (7.4% in March), aided by low base and a spike in input costs. On a sequential basis, WPI inflation rose 1.9%, with items such as base metals (3.2%), manufactured food (3.2%), and chemicals and products (1.6%) registering sequential increases.

To reiterate, despite headwinds arising from the second wave of COVID-19 and high inflation, the Union Budget serves to be a budget for all. Market outlook moving forward will depend on the ability by the government to bring their commitments to reality and the continuous race between COVID-19 and the vaccination cycle.

Market Outlook and Valuation

India is going through one of its worst moments. The scale of the pandemic has overwhelmed the moderate healthcare system and despite India being called as pharmacy of the world, the healthcare system in India is found wanting on basic healthcare needs. This hopefully will lead to rapid efforts in build our healthcare infrastructure. Meanwhile we expect significant pick up in vaccinations by mid of May and hopefully the vulnerable 45+ population will see significant coverage by June end / July.

India’s ~50 most populated cities account for 14% of population but ~45% of active COVID-19 cases. These cities contribute to one-third of India’s GDP. These cities have vaccinated ~22% (~4.7%) of adult population with the first (second) dose. A targeted approach to vaccinate these cities will limit the economic fallout (Source - Citi India). Meanwhile, local lockdowns, strict compliance, and better healthcare facilities may ease the situation as seen in the city of Mumbai where new cases have already declined to 1/3rd of recent peak.

As we have noted, this second wave will likely moderate the pace of recovery and impact corporate earnings in the near term. In the first wave and lockdowns, the economy grappled with the unknown and economic activity was severely impacted and now both businesses and consumers have benefitted of working through the strictest of lockdowns globally last year in India. Businesses have also tightened their belts and at the same time, used technology, automation and digital platforms to improve product / service delivery efficiently. The recent quarterly corporate results, though not impacted by the second wave, showed better profitability trends across sectors.

As we have seen over the past few years, almost every policy change and disturbance / shock has enabled well run businesses to gain market share. Market leaders are gaining market share across industries over the past few years and COVID-19 has accelerated the shift and the second wave will do that further. As we have repeatedly pointed out, the unorganized market in India has a very large overall footprint and is losing that share rapidly. We believe these are profitable market share gains to businesses that the Fund owns. We are cognizant that most of the companies in which the Fund invests will take a hit from our earlier expected revenues and profitability in the current quarter and maybe even the next, but we believe that they will consolidate market share and the long-term value of these franchises will improve. Additionally, we draw some comfort that the banking system is better prepared to handle stress. Most banks have seen improvement in their liability franchise and some have raised capital and created COVID-19 provisioning buffers. Recently, the central bank has announced additional liquidity measures especially targeted towards small finance.

Sentiments are weak towards India and this could lead to volatility in the short term. We saw volatility in the forex markets during April where INR depreciated swiftly and then regained most of its losses. It is our belief that this volatility is there to stay until we see the second wave normalizing and vaccination picking up. We remain with our base case assumption of local lockdowns and not a strict national lockdown, though one cannot rule out the possibility. We are hopeful that formalization of the economy and digitization will gain momentum, and will also be discriminating for businesses. As long as one sticks to businesses that can potentially benefit from these trends to create long term value, this volatility can possibly provide opportunities for long term investors.

Once again, while we are deeply concerned about the current healthcare situation, and urge everyone to remain safe, we remain optimistic on India’s ability to bounce back.

Mr. Nitin Tejpal Jain

Fund Manager

Kotak Mahindra Asset Management (Singapore) Pte Ltd.

24 | April 30, 2021

ALPS | Kotak India Growth Fund

Management Commentary	April 30, 2021 (Unaudited)

The views above are based on publicly available data, Kotak Group internal estimates and are based on the views of the research team at Kotak group.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., Kotak Mahindra Asset Management (Singapore) Pte Ltd., nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification cannot guarantee gain or prevent losses.

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

25 | April 30, 2021

ALPS | Kotak India Growth Fund

Performance Update	April 30, 2021 (Unaudited)

Performance of $10, 000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	1 Year	3 Year	5 Year	10 Year	Since Inception^	Total Expense Ratio	What You Pay*
Investor# (NAV)	24.80%	55.82%	6.52%	11.29%	7.60%	7.80%	1.77%	1.40%
Class A (NAV)	24.78%	55.24%	6.32%	11.17%	7.54%	7.74%	1.76%	1.40%
Class A (LOAD)	17.94%	46.69%	4.34%	9.91%	6.94%	7.14%
Class C (NAV)	24.44%	54.24%	5.62%	10.39%	6.82%	7.01%	2.37%	2.00%
Class C (LOAD)	23.44%	53.24%	5.62%	10.39%	6.82%	7.01%
Class I	25.06%	55.73%	6.67%	11.50%	7.90%	8.10%	1.36%	1.00%
Class II	25.23%	56.15%	6.80%	11.58%	7.94%	8.13%	1.18%	0.75%
Nifty 500 Index[1]	30.65%	58.78%	6.40%	11.33%	5.79%	6.56%
Morningstar India Index[2]	28.72%	57.77%	7.45%	12.36%	6.01%	6.70%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.

26 | April 30, 2021

ALPS | Kotak India Growth Fund

Performance Update	April 30, 2021 (Unaudited)

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares. Performance shown for Class II shares prior to December 19, 2019 reflects the historical performance of the Fund’s Class I shares, calculated using the fees and expenses of Class II shares.

[1]	Nifty 500 Index (formerly the CNX 500 Index) - India's first broad based benchmark of the Indian capital market. The Nifty 500 companies are disaggregated into 72 industry indices. Industry weightages in the index reflect the industry weightages in the market. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
[2]	Morningstar India NR Index: measures the performance of India's equity markets targeting the top 97% of stocks by market capitalization.
^	Fund Inception date of February 14, 2011 for Investor Class and Classes C and I; Fund Inception date of June 12, 2018 for Class A; Fund Inception date of December 19, 2019 for Class II.
*	What You Pay reflects the Advisor's and Sub-Advisor’s decision to contractually limit expenses through February 28, 2022. Please see the prospectus dated February 28, 2021 for additional information.
#	Prior to December 1, 2017, Investor Class was known as Class A.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Investing in India involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to economic, market, political and local risks of the region than a fund that is more geographically diversified. Investments in India are subject to a number of risks including, but not limited to, risk of losing some or all of the capital invested, high market volatility, variable market liquidity, geopolitical risks (including political instability), exchange rate fluctuations (between the currency of the fund’s share class and the Indian Rupee), changes in tax regime and restrictions on investment activities of foreign investors.

Top Ten Holdings (as a % of Net Assets) †

Infosys, Ltd.	7.88%
Reliance Industries, Ltd.	5.83%
ICICI Bank, Ltd.	5.44%
HDFC Bank, Ltd.	5.09%
Axis Bank, Ltd.	3.43%
Tata Consultancy Services, Ltd.	3.39%
Housing Development Finance Corp., Ltd.	2.85%
Hindustan Unilever, Ltd.	2.61%
SBI Cards & Payment Services, Ltd.	2.56%
Tech Mahindra, Ltd.	2.49%
Top Ten Holdings	41.57%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

27 | April 30, 2021

ALPS | Kotak India Growth Fund

Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.21%)
Communication Services (2.17%)
Entertainment (0.22%)
Nazara Technologies, Ltd.(a)	30,000	$703,399

Wireless Telecommunication Services (1.95%)
Bharti Airtel, Ltd.	876,746	6,340,846

TOTAL COMMUNICATION SERVICES		7,044,245

Consumer Discretionary (8.58%)
Auto Components (1.75%)
MRF, Ltd.	3,338	3,630,790
Varroc Engineering, Ltd.(a)(b)(c)	408,345	2,038,375
		5,669,165

Automobiles (1.98%)
Mahindra & Mahindra, Ltd.	264,434	2,678,996
Maruti Suzuki India, Ltd.	42,917	3,733,992
		6,412,988

Hotels, Restaurants & Leisure (0.89%)
Jubilant Foodworks, Ltd.(a)	74,500	2,902,287

Household Durables (2.81%)
Crompton Greaves Consumer Electricals, Ltd.	1,159,692	6,012,712
Dixon Technologies India, Ltd.(c)	5,000	283,090
Orient Electric, Ltd.	773,639	2,810,692
		9,106,494

Textiles, Apparel & Luxury Goods (1.15%)
Titan Co., Ltd.	185,000	3,718,792

TOTAL CONSUMER DISCRETIONARY		27,809,726

Consumer Staples (6.94%)
Beverages (0.43%)
United Spirits, Ltd.(a)	199,991	1,400,277

Food Products (0.89%)
Britannia Industries, Ltd.	61,961	2,880,689

Household Products (2.61%)
Hindustan Unilever, Ltd.	267,136	8,472,904

Personal Products (3.01%)
Dabur India, Ltd.	659,940	4,789,793
Emami, Ltd.	748,574	4,961,150
		9,750,943

TOTAL CONSUMER STAPLES		22,504,813
	Shares	Value (Note 2)
Energy (6.84%)
Oil, Gas & Consumable Fuels (6.84%)
Petronet LNG, Ltd.	1,016,127	$3,286,861
Reliance Industries, Ltd.	745,130	18,906,194
		22,193,055

TOTAL ENERGY		22,193,055

Financials (31.48%)
Banks (17.22%)
AU Small Finance Bank, Ltd.(a)(b)(c)	389,648	5,266,581
Axis Bank, Ltd.(a)	1,157,374	11,125,743
HDFC Bank, Ltd., ADR(a)	98,550	6,926,094
HDFC Bank, Ltd.(a)	504,460	9,584,730
ICICI Bank, Ltd., Sponsored ADR(a)	575,349	9,378,188
ICICI Bank, Ltd.(a)	1,020,367	8,265,454
State Bank of India(a)	1,110,864	5,284,556
		55,831,346

Consumer Finance (4.64%)
Bajaj Finance, Ltd.(a)	91,750	6,734,626
SBI Cards & Payment Services, Ltd.	627,189	8,314,407
		15,049,033

Insurance (3.77%)
HDFC Life Insurance Co., Ltd.(a)(b)(c)	337,231	3,022,853
ICICI Lombard General Insurance Co., Ltd.(b)(c)	178,530	3,403,187
Max Financial Services, Ltd.(a)	480,117	5,798,383
		12,224,423

Real Estate Management & Development (0.83%)
Oberoi Realty, Ltd.(a)	364,499	2,690,150

Thrifts & Mortgage Finance (5.02%)
Aavas Financiers, Ltd.(a)	230,016	7,053,494
Housing Development Finance Corp., Ltd.	283,355	9,227,538
		16,281,032

TOTAL FINANCIALS		102,075,984

Health Care (7.86%)
Health Care Providers & Services (3.17%)
Dr Lal PathLabs, Ltd.(b)(c)	71,039	2,808,121
Fortis Healthcare, Ltd.(a)	1,093,616	3,103,973
Max Healthcare Institute, Ltd.(a)	1,423,353	4,357,612
		10,269,706

Pharmaceuticals (4.69%)
Alkem Laboratories, Ltd.	91,098	3,390,331
Aurobindo Pharma, Ltd.	380,805	5,037,699
Cadila Healthcare, Ltd.(a)	447,314	3,445,870

See Notes to Financial Statements.

28 | April 30, 2021

ALPS | Kotak India Growth Fund

Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
Pharmaceuticals (continued)
Cipla, Ltd.(a)	271,457	$3,332,760
		15,206,660

TOTAL HEALTH CARE		25,476,366

Industrials (9.16%)
Air Freight & Logistics (0.88%)
Mahindra Logistics, Ltd.(b)(c)	397,661	2,863,008

Building Products (1.50%)
Kajaria Ceramics, Ltd.	394,166	4,851,209

Commercial Services & Supplies (0.94%)
Indian Railway Catering & Tourism Corp., Ltd.	126,167	3,046,396

Construction & Engineering (2.55%)
Kalpataru Power Transmission, Ltd.	604,364	3,000,894
Larsen & Toubro, Ltd.	291,649	5,264,874
		8,265,768

Electrical Equipment (1.95%)
ABB India, Ltd.	50,000	930,671
V-Guard Industries, Ltd.(a)	1,793,261	5,393,067
		6,323,738

Trading Companies & Distributors (1.34%)
IndiaMart InterMesh, Ltd.(a)(b)(c)	40,527	4,341,697

TOTAL INDUSTRIALS		29,691,816

Information Technology (15.07%)
IT Services (15.07%)
Infosys, Ltd., Sponsored ADR	472,176	8,536,942
Infosys, Ltd.	936,794	17,025,018
Persistent Systems, Ltd.	154,988	4,256,168
Tata Consultancy Services, Ltd.	268,228	10,976,848
Tech Mahindra, Ltd.	624,024	8,075,085
		48,870,061

TOTAL INFORMATION TECHNOLOGY		48,870,061

Materials (8.38%)
Chemicals (3.45%)
Kansai Nerolac Paints, Ltd.	434,371	3,253,784
Laxmi Organic Industries, Ltd.(a)(c)	675,465	1,895,378
SRF, Ltd.	69,677	6,038,787
		11,187,949

Construction Materials (4.93%)
JK Cement, Ltd.(a)	100,459	3,800,855
Ramco Cements, Ltd.	465,569	6,185,395
Shree Cement, Ltd.(a)	8,801	3,310,935
	Shares	Value (Note 2)
Construction Materials (continued)
UltraTech Cement, Ltd.	31,649	$2,678,167
		15,975,352

TOTAL MATERIALS		27,163,301

Real Estate (0.71%)
Real Estate Management & Development (0.71%)
Brigade Enterprises, Ltd.(a)	688,422	2,321,481

TOTAL REAL ESTATE		2,321,481
Utilities (1.02%)
Gas Utilities (1.02%)
Indraprastha Gas, Ltd.	484,013	3,318,675

TOTAL UTILITIES		3,318,675

TOTAL COMMON STOCKS
(Cost $263,135,194)		318,469,523

TOTAL INVESTMENTS (98.21%)
(Cost $263,135,194)		$318,469,523

Other Assets In Excess Of Liabilities (1.79%)		5,805,323

NET ASSETS (100.00%)		$324,274,846

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, the aggregate market value of those securities was $23,743,822, representing 7.32% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of April 30, 2021 the aggregate market value of those securities was 25,922,290 representing 7.99% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

29 | April 30, 2021

ALPS | Kotak India Growth Fund

Statement of Assets and Liabilities	April 30, 2021 (Unaudited)

ASSETS
Investments, at value	$318,469,523
Cash	516,147
Foreign currency, at value (Cost $12,933,079)	12,738,898
Receivable for investments sold	769,724
Receivable for shares sold	6,763
Dividends receivable	539
Prepaid expenses and other assets	31,022
Total Assets	332,532,616
LIABILITIES
Payable for investments purchased	615,534
Payable for shares redeemed	46,871
Payable for foreign capital gains tax	7,307,091
Investment advisory fees payable	145,145
Administration and transfer agency fees payable	100,669
Distribution and services fees payable	4,242
Trustees' fees and expenses payable	2,237
Professional fees payable	13,225
Accrued expenses and other liabilities	22,756
Total Liabilities	8,257,770
NET ASSETS	$324,274,846
NET ASSETS CONSIST OF
Paid-in capital	$293,374,647
Total distributable earnings	30,900,199
NET ASSETS	$324,274,846
INVESTMENTS, AT COST	$263,135,194
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$15.80
Net Assets	$2,885,637
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	182,678
Class A:
Net Asset Value, offering and redemption price per share	$15.71
Net Assets	$955,844
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	60,830
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$16.63
Class C:
Net Asset Value, offering and redemption price per share(a)	$14.56
Net Assets	$1,439,147
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	98,850
Class I:
Net Asset Value, offering and redemption price per share	$16.32
Net Assets	$14,999,871
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	919,286
Class II:
Net Asset Value, offering and redemption price per share	$16.38
Net Assets	$303,994,347
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	18,561,132

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

30 | April 30, 2021

ALPS | Kotak India Growth Fund

Statement of Operations	For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$616,255
Foreign taxes withheld on dividends	(166,693)
Total Investment Income	449,562

EXPENSES
Investment advisory fees	826,218
Administrative fees	206,928
Transfer agency fees	1,089
Distribution and service fees
Investor Class	5,666
Class A	1,630
Class C	7,433
Professional fees	20,857
Reports to shareholders and printing fees	3,886
State registration fees	36,281
Insurance fees	1,158
Custody fees	72,938
Trustees' fees and expenses	4,424
Repayment of previously waived fees
Investor Class	911
Class A	284
Class C	433
Class I	8,135
Miscellaneous expenses	12,236
Total Expenses	1,210,507
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(75)
Class A	(3)
Class C	(67)
Class I	(641)
Class II	(198,759)
Net Expenses	1,010,962
Net Investment Loss	(561,400)
Net realized gain on investments	8,677,684
Net realized loss on foreign currency transactions	(512,799)
Net Realized Gain	8,164,885
Net change in unrealized appreciation on investments	38,646,163
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(36,889)
Net change in unrealized foreign capital gains tax	(6,599,962)
Net Change in Unrealized Appreciation	32,009,312
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	40,174,197
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,612,797

See Notes to Financial Statements.

31 | April 30, 2021

ALPS | Kotak India Growth Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
OPERATIONS
Net investment income/(loss)	$(561,400)	$124,008
Net realized gain/(loss)	8,164,885	(24,490,375)
Net change in unrealized appreciation	32,009,312	12,127,968
Net Increase/(Decrease) in Net Assets Resulting from Operations	39,612,797	(12,238,399)

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	–	(59,531)
Class A	–	(1,250)
Class C	–	(30,127)
Class I	–	(272,204)
Net Decrease in Net Assets from Distributions	–	(363,112)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	364,027	14,097,079
Class A	753,705	17,539
Class C	9,000	87,547
Class I	3,522,680	5,770,524
Class II	135,000,000	175,000,000
Dividends reinvested
Investor Class	–	46,092
Class A	–	1,120
Class C	–	29,759
Class I	–	237,513
Shares redeemed, net of redemption fees
Investor Class	(840,794)	(16,813,642)
Class A	(37,793)	(21,865)
Class C	(768,829)	(348,993)
Class I	(15,977,945)	(6,746,874)
Class II	–	(25,000,000)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	122,024,051	146,355,799

Net increase in net assets	161,636,848	133,754,288

NET ASSETS
Beginning of period	162,637,998	28,883,710
End of period	$324,274,846	$162,637,998

See Notes to Financial Statements.

32 | April 30, 2021

ALPS | Kotak India Growth Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$12.66		$13.02	(b)	$11.73 (b)	$14.53 (b)	$12.32 (b)	$12.57 (b)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(c)	(0.27)		(0.07	)(d)	(0.10)	(0.13)	(0.10)	(0.09)
Net realized and unrealized gain/(loss)	3.41		(0.93)		2.19	(2.26)	2.45	1.45
Total from investment operations	3.14		(1.00)		2.09	(2.39)	2.35	1.36
DISTRIBUTIONS:
From net realized gains	–		(0.17)		(0.80)	(0.41)	(0.14)	(1.61)
Total distributions	–		(0.17)		(0.80)	(0.41)	(0.14)	(1.61)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(e)	0.81		0.00 (e)	0.00 (e)	0.00 (e)	0.00 (e)
Net increase/(decrease) in net asset value	3.14		(0.36)		1.29	(2.80)	2.21	(0.25)
Net asset value, end of period	$15.80		$12.66		$13.02	$11.73	$14.53	$12.32
TOTAL RETURN(f)	24.80%		(1.48)%		18.58%	(16.91)%	19.45%	13.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,886		$2,704		$4,604	$5,821	$9,538	$5,772
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.39	%(g)	1.72%		3.27%	2.80%	2.95%	3.83%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.38	%(g)	1.40	%(h)	1.91%	1.93%	1.90%	1.90%
Ratio of net investment loss to average net assets	(1.00	)%(g)	(0.64)%		(0.79)%	(0.91)%	(0.74)%	(0.86)%
Portfolio turnover rate(i)	14%		90%		56%	24%	30%	23%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(c)	Calculated using the average shares method.
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(e)	Less than $0.005 or ($0.005) per share.
(f)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Annualized.
(h)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

33 | April 30, 2021

ALPS | Kotak India Growth Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$12.59		$12.99	(a)	$11.72 (a)	$13.90	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)		(0.07	)(c)	(0.06)	(0.04)
Net realized and unrealized gain/(loss)	3.14		(0.16)		2.13	(2.14)
Total from investment operations	3.12		(0.23)		2.07	(2.18)

DISTRIBUTIONS:
From net realized gains	–		(0.17)		(0.80)	–
Total distributions	–		(0.17)		(0.80)	–

Net increase/(decrease) in net asset value	3.12		(0.40)		1.27	(2.18)
Net asset value, end of period	$15.71		$12.59		$12.99	$11.72
TOTAL RETURN(d)	24.78%		(1.80)%		18.41%	(15.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$956		$89		$96	$8
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.39	%(e)	1.62%		3.24%	3.16	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.39	%(e)	1.31	%(f)	1.94%	2.00	%(e)
Ratio of net investment loss to average net assets	(1.07	)%(e)	(0.56)%		(0.52)%	(0.79	)%(e)
Portfolio turnover rate(g)	14%		90%		56%	24%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

34 | April 30, 2021

ALPS | Kotak India Growth Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.70		$12.18	(a)	$11.10 (a)	$13.87 (a)	$11.85 (a)	$12.23 (a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.11)		(0.14	)(c)	(0.17)	(0.21)	(0.18)	(0.16)
Net realized and unrealized gain/(loss)	2.97		(0.17)		2.05	(2.15)	2.34	1.39
Total from investment operations	2.86		(0.31)		1.88	(2.36)	2.16	1.23
DISTRIBUTIONS:
From net realized gains	–		(0.17)		(0.80)	(0.41)	(0.14)	(1.61)
Total distributions	–		(0.17)		(0.80)	(0.41)	(0.14)	(1.61)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		0.00 (d)	–	–	0.00 (d)
Net increase/(decrease) in net asset value	2.86		(0.48)		1.08	(2.77)	2.02	(0.38)
Net asset value, end of period	$14.56		$11.70		$12.18	$11.10	$13.87	$11.85
TOTAL RETURN(e)	24.44%		(2.58)%		17.69%	(17.52)%	18.60%	12.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,439		$1,868		$2,195	$2,024	$2,140	$1,925
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.01	%(f)	2.37%		3.97%	3.51%	3.69%	4.54%
Ratio of expenses to average net assets including fee waivers and reimbursements	2.00	%(f)	2.06	%(g)	2.60%	2.60%	2.60%	2.60%
Ratio of net investment loss to average net assets	(1.59	)%(f)	(1.29)%		(1.47)%	(1.57)%	(1.48)%	(1.56)%
Portfolio turnover rate(h)	14%		90%		56%	24%	30%	23%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Annualized.
(g)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

35 | April 30, 2021

ALPS | Kotak India Growth Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$13.05		$13.43	(a)	$12.05 (a)	$14.87 (a)	$12.58 (a)	$12.76 (a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)		(0.03	)(c)	(0.05)	(0.08)	(0.06)	(0.06)
Net realized and unrealized gain/(loss)	3.32		(0.18)		2.23	(2.33)	2.48	1.49
Total from investment operations	3.27		(0.21)		2.18	(2.41)	2.42	1.43
DISTRIBUTIONS:
From net realized gains	–		(0.17)		(0.80)	(0.41)	(0.14)	(1.61)
Total distributions	–		(0.17)		(0.80)	(0.41)	(0.14)	(1.61)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(d)	0.00	(d)	–	0.00 (d)	0.01	0.00 (d)
Net increase/(decrease) in net asset value	3.27		(0.38)		1.38	(2.82)	2.29	(0.18)
Net asset value, end of period	$16.32		$13.05		$13.43	$12.05	$14.87	$12.58
TOTAL RETURN(e)	25.06%		(1.59)%		18.85%	(16.66)%	19.68%	13.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$15,000		$21,861		$21,989	$13,746	$19,891	$9,772
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.00	%(f)	1.36%		2.93%	2.48%	2.65%	3.54%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.00	%(f)	1.06	%(g)	1.60%	1.60%	1.60%	1.60%
Ratio of net investment loss to average net assets	(0.61	)%(f)	(0.28)%		(0.39)%	(0.57)%	(0.45)%	(0.56)%
Portfolio turnover rate(h)	14%		90%		56%	24%	30%	23%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

36 | April 30, 2021

ALPS | Kotak India Growth Fund – Class II

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Period December 19, 2019 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$13.08		$13.50	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.03)		0.02
Net realized and unrealized gain/(loss)	3.33		(0.44)
Total from investment operations	3.30		(0.42)

Net increase/(decrease) in net asset value	3.30		(0.42)
Net asset value, end of period	$16.38		$13.08
TOTAL RETURN(c)	25.23%		(3.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$303,994		$136,115
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.93	%(d)	1.18	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.75	%(d)	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	(0.40	)%(d)	0.24	%(d)
Portfolio turnover rate(e)	14%		90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

37 | April 30, 2021

ALPS | Smith Funds

Management Commentary	April 30, 2021 (Unaudited)

Dear Shareholder,

The ALPS | Smith Total Return Fund and ALPS | Smith Short Duration Fund were launched on June 29, 2018. We followed with the launch of The ALPS | Smith Balanced Opportunity Fund and ALPS | Smith Credit Opportunities Fund on September 15, 2020. We welcome you as a shareholder to the Funds and thank you for your trust. Our process is centered around performance, relationships and investing excellence. Our goal is to provide shareholders with a consistent, risk-adjusted return with a keen focus on capital preservation.

Total Return

The ALPS | Smith Total Return Bond Fund Class I marked a positive return of 431bps in the twelve-months ending April 30, 2021, while outperforming its benchmark, the Bloomberg Barclays U.S. Aggregate Index, by 458bps. For the six months ending April 30, 2021, the Fund outperformed the index by 77bps and 202bps on an annualized basis since the inception of the fund on June 29, 2018. The outperformance during the six month period was attributed to duration management in Treasuries during the rapid sell-off in interest rates in the beginning of 2021 as well as the Fund’s continued overweight in corporate credit assets during the rally in spreads beginning in June 2020 through April 30, 2021. Valuations were supported by the massive fiscal and monetary stimulus announced and implemented during the second fiscal quarter. Coordinated global Central Bank stimulus and Quantitative Easing operations, as well as large Fiscal stimulus, led to a rapid recovery for risk assets across the spectrum. The overall performance since inception through April 30, 2021 was achieved by focusing on active portfolio positioning, duration management, security selection and bottom-up fundamental credit analysis.

Short Duration

The ALPS | Smith Short Duration Bond Fund Class I marked a positive return of 427bps in the twelve-months ending April 30, 2021, outperforming its benchmark, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index, by 325bps. For the six months ending April 30, 2021, the Fund outperformed the Index by 2bps and 135bps on an annualized basis since the inception of the Fund on June 29, 2018. As a continuing theme, the Fund’s overallocation to corporate and securitized assets allowed the Fund to out-yield the Index. Additionally, individual security selection within corporate credit was a large component of the excess returns generated in the six month period. With the overall flatness of the front-end U.S. Treasury curve, duration management has provided less relative outperformance given the muted moves in these tenors. In this environment, the Fund maintained its focus on capital preservation. While being overweight on credit by a percentage basis vs. the benchmark, the Fund shortened its credit duration positioning as valuations continued to compress and tried to shield investors from the relative losses associated with the interest rate sell-off more specific to the 3yr and 5yr tenors for this Fund.

Credit Opportunities

The ALPS | Smith Credit Opportunities Fund Class I marked a positive return of 585bps in the six month period ending April 30, 2021, while outperforming its benchmark, a 50/50 blend of the Bloomberg Barclays U.S. Aggregate Index and the Bloomberg Barclays U.S. Corporate High Yield Index, by 271bps. The Fund outperformed the

Index by 303bps since the inception of the Fund on September 15, 2020. The outperformance of the Fund since inception was in part a function of its overweight in corporate credit, as the asset class continued to recover from the pandemic-induced sell-off from earlier in the year. Fiscal and monetary measures have further bolstered credit market instruments, a continuation of the trend since early in the crisis. The fund’s return was also aided by security selection, as positions in both investment grade and high yield rating categories across a variety of sectors that had suffered earlier in the pandemic continued to post particularly strong performance.

Balanced Opportunity

The ALPS | Smith Balanced Opportunity Fund Class I marked a positive return of 1,956bps in the six months ending April 30, 2021, while outperforming its benchmark, a blend of 55% Russell 1000 / 45% Bloomberg Barclays U.S. Aggregate Bond, by 460bps. The Fund outperformed the Index by 558bps since the inception of the Fund on September 15, 2020. The performance within the Fixed Income sleeve during the six month period ended April 30, 2021 was attributed to the Fund’s relative defensive duration positioning and an overweight in corporate credit assets, as well as corporate and securitized security selection during the snap-back in risk asset valuations. Valuations continued to be supported by the massive fiscal and monetary stimulus announced and implemented during the second quarter of 2020. The Fund’s overall performance since inception was achieved by focusing on active portfolio positioning, duration management, security selection, bottom-up fundamental credit analysis and active asset allocation between the Fixed Income and Equity sleeves.

Macro Commentary

While the beginning of the COVID-19 pandemic led to a global shutdown, it was followed by coordinated and aggressive fiscal and monetary stimulus. By June 2020 optimism was rising around the flattening of the virus curve and cities reopening. Data was starting to improve and the combination of fiscal and monetary policy support into improving sentiment lifted risk assets. The optimism started to wane in July as sentiment data points stalled; high frequency data including jobless claims, restaurant bookings and airline travel paused while the government statistics pointed to an uneven recovery. The third quarter followed with continued setbacks, stalled or rolled-back re-openings, and an increase in COVID-19 cases. The second and arguably third wave of COVID-19 hit throughout pockets of the U.S. into the end of the year. It was, however, met with the approval of multiple COVID-19 vaccines, the start of vaccine distribution as well as the election win by President-Elect Joe Biden in November 2020. This once again created positive sentiment in the marketplace that was further reinforced by the “Blue Wave” election win in January 2021, another $1.9 trillion in relief via the American Rescue Plan in March 2021 (COVID stimulus currently sits at $5.3 trillion) and continued monetary support into increased vaccine distribution and pent-up demand. GDP estimates were revised higher, with the market reaction turning favorable for risk assets once again, Treasury yields rose, and inflation expectations moved higher. At the tail end of the first quarter Biden proposed the American Jobs Plan, consisting of over $2 trillion for infrastructure, and the American Families Plan, consisting of $1.8 trillion to support families. Resolution on the proposed bills is expected to occur during the third quarter of 2021.

38 | April 30, 2021

ALPS | Smith Funds

Management Commentary	April 30, 2021 (Unaudited)

Manufacturing and Housing have been bright spots throughout the recovery with housing the beneficiary of changing family needs during the shutdown as well as the support of low interest rates. The hospitality industry - restaurants, travel, entertainment – as well as education and brick and mortar retailers, have struggled throughout the pandemic but are optimistic as increased vaccine distribution has translated into reopening local economies. Confidence is recovering; employment is finally starting to improve, and consumers are spending – further enhanced as the Savings Rate rose to 27.6% in March - due to the support of the fiscal stimulus. The first quarter 2021 GDP rose 6.4% with expectations that the second quarter will be up 10%.

Inflation has been on the market’s mind at least since the 2020 election results and expectations rose on the heels of the “Blue Wave” results in January. In our view, reopening an economy and unleashing pent-up demand with the combination of massive fiscal policy and a highly accommodative Federal Reserve is not only a great economic experiment, but one ripe with risks. The market spent much of the first quarter of 2021 assessing if the result of this experiment will end in significant inflation. The concerns around higher inflation are not without merit given the inflation around us in our everyday life. But the Fed, and thus far the data, suggest the upcoming inflationary pressures will be transitory due to rebasing, reopening, and bottlenecks that prove transitory. Given we have not achieved sustainable inflation for many decades, the Fed does have history on its side.

The market is “feeling” inflation. Inflation expectations via the Fed’s 5yr-5yr forward inflation expectation rate are back to levels from 2014, the 10-yr breakeven rate is back to 2013 levels and The University of Michigan’s 1-yr ahead inflation expectations are back to levels from 2012.

The reality is, we do have pockets of inflation – we expect that the combination of the recovery and the base effect will temporarily lift inflation before we normalize in 2022. We know the supply/demand imbalance due to the pandemic did impact sectors differently. Vehicles and appliances cost more but lodging and airline fares fell dramatically. Anecdotally, companies are either passing prices along to the consumer or taking a hit to margins. But the real story lies with labor. Finding and hiring qualified workers remains a challenge across many industries suggesting wage increases could lie on the horizon. As more individuals are hired, we work through supply chain issues, and the economy is fully reopened, inflation could normalize and even turn higher.

The Fed believes that the temporary price increases are transitory due to the “base effect” and “bottlenecks” in the supply chain. On April 28, 2021, Powell stated “If inflation were to move persistently and materially above 2%, the Fed would use its tools to bring inflation down… We understand our job… No one should doubt the Fed would move to contain inflation.” The Fed is committed to being on hold until at least 2023, additionally, regarding purchases, they will continue to “adjust the pace of Treasury securities and agency mortgage-backed securities at least at the current pace to sustain smooth market functioning and help foster accommodative financial conditions, thereby supporting the flow of credit to households and businesses.” We believe it is important to remember that Core PCE has averaged 1.93% YoY going back to 1990, allowing the Fed the flexibility to let inflation run above their 2% mandate while employment recovers. We remind investors that longer term inflation is largely driven by aggregate demand versus aggregate supply, but changes in short term expectations can have significant impact on valuations in both stocks and bonds. As we look ahead and move past an unprecedented time due to the pandemic, as of the date of this report, we believe that the duration and durability of the current economic recovery will be more robust than the consensus. And while our view of a stronger, longer, and potentially more durable recovery are a central theme, we still acknowledge that risks remain. As confidence and confirmation around the recovery accelerates, we see opportunities for this theme to gain greater momentum in the marketplace. We believe the recovery will start to gain momentum and one of the residual outcomes of greater confidence in the recovery will be the return of shareholder-friendly activities. Increased dividends, share repurchases, mergers and acquisitions, and more aggressive investment seem like logical outcomes. However, we could also see a wave of deleveraging from both accelerating growth and focused debt reduction. We believe the focus on efficiency and productivity during the pandemic should feed higher margins, greater free cash flow generation, and a lot of optionality for management teams. Our ongoing belief in mini-cycles and the speed of capital has our attention. Not a day goes by without evidence of these themes. The relationship between stocks and bonds will be an ongoing focus as well. We find this to be one of the more important considerations in thinking about risk management and managing through these dynamic markets.

Portfolio Positioning

Despite the recent rise in U.S. Treasury yields due to increasing stimulus expectations, continued monetary policy support, and ramping concerns surrounding inflation, the Funds remained underweight duration versus their respective benchmarks during the period and in our opinion, have been nimble in using longer duration securities within the Funds’ portfolios. While we are encouraged by the return to positive real rates for longer duration U.S. Treasuries, as of the date of this report, we continue to focus on the combined impact of Fiscal and Monetary stimulus on both real inflation as well as changes in the markets expectations surrounding inflation. We are also focused on the shape of the curve as the front-end is extremely flat, however concerns around the Fed’s ability to control inflation are gathering and may eventually impact longer duration Treasuries. We remain proactive in managing our longer duration U.S. Treasury position.

We made changes to the Funds' credit portfolios this year. Coming into 2021 we were optimistic around the potential for continued progress in the global reopening and economic recovery. Despite some fits and starts in this process, as of the date of this report, we remain positive on the improving tone of both the domestic as well as the global economy going forward. However, as part of this we witnessed risk asset spreads, be it Investment Grade or High Yield Credit, as well as Agency and Non-Agency MBS and CMBS, quickly moving toward decade, if not all-time lows given the wall of liquidity in the market and the prevailing stance on risk taking. As such we reduced both the overall credit weighting as well as the duration profile of certain Funds’ credit sleeves during the period, specifically in both the ALPS | Smith Balanced Opportunity Fund and ALPS |

39 | April 30, 2021

ALPS | Smith Funds

Management Commentary	April 30, 2021 (Unaudited)

Smith Total Return Fund. This reduction has allowed us to focus our exposure on where we see continued fundamental tailwinds to sector or individual company’s credit profiles. While we continue to like credit despite the massive tightening in spreads, as it remains one of the few asset classes within Fixed Income providing yield, we believe this decreased risk exposure will allow the portfolio to be more resilient and opportunistic when looking towards the potential for unexpected outcomes combined with stretched valuations. As of the date of this report, we continue to target investing in companies with management teams who focus on managing through downside scenarios, giving themselves optionality as well as downside protection. We remain encouraged by the number of companies continuing to balance capital allocation actions that benefit both debt and equity holders, but absent another significant risk flare, we would expect this trend to continue to shift more in favor of equity holders. All these factors have continued to drive our disciplined process centered around risk-adjusted returns and capital preservation while seeking to balance the overall need for yield across all developed markets.

Short duration high yield continues to be a focus at Smith Capital Investors. In our opinion, this area of the market has much less forecasting error embedded in its analysis as it is a liquidity analysis evaluation over a very short period vs. longer-term projections on industries, commodity prices, and competitive dynamics facing a sector/company. In our opinion, we are not being compensated to extend out the curve given flat U.S. Treasury maturities out to 5 years, and therefore these types of assets result in extremely attractive risk-adjusted return profiles.

Within the Funds’ securitized allocations, we continue to allocate to agency-mortgage-backed collateralized mortgage obligations (CMOs) and agency guaranteed commercial mortgage-backed securities (CMBS) where valuations are appropriate. In the previous six month period, we witnessed spreads reaching new lows as the demand from the Federal Reserve and commercial banks overwhelmed the supply dynamic. While we still find that select CMOs and Agency CMBS provide better convexity, exhibit less change in duration given changes in interest rates and prepayment speeds, and provide higher option-adjusted spreads and yield, these opportunities have become harder to come by. As such, the Funds’ overall weightings to this asset class passively decreased during the period as we did not reinvest in paydowns or allocate new money to this space given our unfavorable view of generic asset class risk-adjusted return potential. Additionally, with the significant rise in interest rates during the beginning of 2021, we witnessed a large-scale duration extension of the Agency MBS market, exactly at the time investors were searching for shorter duration options. We were aided in this volatility by our continued focus on seeking to select securities that perform well through a wide band of underlying assumptions rather than a specific directional view.

Fixed Income Themes

Stock-Bond Correlation – Over very long periods of time, stocks and bonds have displayed a positive correlation, which academics would attribute to the discount rate driving the value of a corporation’s cash flows and hence, stock price. However, since the late 1990s, stocks and bonds have been negatively correlated, driven by flight-to-quality characteristics of bond prices. This has been a form of nirvana for investors, as both bonds and stocks produced solidly positive returns in the historic context of the market while the negative correlation between the asset classes reduced portfolio volatility.

Similar to the rate sell-off in the second half of 2016, as the Treasury market sharply sold off in the first quarter of 2021, the stock-bond correlation turned positive. Higher rates, and perhaps more importantly the pace of the move, weighed on equities and pushed both markets down (at times) and flipped the correlation to positive. This reminds us of the positive tailwind that rates (and easy monetary policy) were for equities during 2020 and indeed for the last twenty years, as sell-offs rarely upset the gravitational pull of the zero-bound and allow stock investors to discount cash flows at ever lower rates.

If it is inevitable that rates are headed higher (granted it is not), spurred by increases in real rates, inflation (real or perceived), or both, we could be entering a completely different correlation regime than investors have experienced the last twenty years, but one that would be consistent with the long-run history of markets.

Meaningful upward shifts in interest rates have been few and far between for most of today’s market participants. If the strength we see on the horizon for the economy and the inflation outlook plays out close to expectations, investors could be exposed to bond market weakness bleeding into risk assets, causing mark-to-market pain but also drawing broader questions regarding portfolio construction in an era of positive stock-bond correlations.

As of the date of this report, we view the recent back up in rates and a return to positive real rates in the long end of the market as very healthy. We believe watching the correlation and relationships between bonds and stocks is absolutely critical.

Capital Allocations – Over the course of the past year, enormous amounts of liquidity were raised and/or preserved in the face of surfacing uncertainty. For some companies, liquidity stockpiling proved necessary. At other companies, it is proving to be a wise cautionary step, but perhaps also excessive. With excess, underpinned by increasing assurance of a better future, often comes optionality. As we look out over the next few months, we continue to believe the already hastening pace of M&A, dividend increases, new share repurchase authorizations, etc. will quicken. Understanding how changing capital allocation decisions can impact a creditor is important from our perspective. Additionally, we believe sifting through and understanding the nuances will be key.

As we work through the 1Q21 earnings season we are getting more and more confirming data points that corporate confidence is increasing as of the end of the period. And, with that, as of the date of this report, we are seeing shifting capital allocation decisions, which we would characterize broadly as a transition from defensive optionality to offensive optionality. Ultimately, we monitor the changing of these tides because we believe there are real investment implications behind the swells – investors who can successfully navigate the changing risk versus opportunity landscape can create better outcomes over time.

40 | April 30, 2021

ALPS | Smith Funds

Management Commentary	April 30, 2021 (Unaudited)

We also see management teams that may use excessive liquidity and capital to right-size their capital structures via debt reduction and/or cleaning up short-term maturities. As we move into a more shareholder-friendly environment, we are reminded of the importance of security selection and, more importantly, security avoidance.

Credit – Back to All-time Tights – The Bloomberg Barclays U.S. Corporate Investment Grade and High Yield Indices are trading at or near record-low option adjusted spreads (OAS) over the trailing 10-year period. As students of history, we are cognizant that investing new capital at record-low valuations has not been a great formula for generating strong future returns. We find ourselves focusing on the drivers of current credit valuations and the durability of these factors to navigate the current risk-versus-reward environment as effectively as possible.

The strongest driver of spread tightening over the past year has been accommodative monetary and fiscal stimulus. Looking forward, the Fed appears unlikely to shift its accommodative stance unless underlying economic data trends move sharply above current expectations. The outlook on the fiscal side is less clear, but the economic impact of a sustainable recovery led by large-scale infrastructure spending may offset the impact of a higher tax drag.

Another powerful driver of performance during the period was the economic rebound following the sharp declines of early 2020. The fundamental outlook for corporate earnings has been improving, not only due to this resurgence in activity but also due to the adoption of leaner and more efficient operating models that are largely expected to drive higher margin profiles in the future. The improving outlook appears to have some runway given strong consumer confidence, the highly liquid corporate and consumer balance sheets that exist today, as well as the potential for pent-up demand being unleashed across a number of industries as COVID-related restrictions continue to ease.

In our view, the above factors have created a strong technical backdrop for corporate credit, with significant inflows driving elevated buying activity. While historically tight valuations may impact future flows, other factors driving inflows into corporate credit remain in place – namely the need for yield in a yield-starved world and the relative attractiveness of U.S. corporate credit versus other alternatives.

MBS – MBS has been highlighted by many as one of the few bright spots during the six month period. Year-to-date ending April 30, 2021, the Bloomberg Barclays U.S. MBS Index (MBS) has outperformed the Bloomberg Barclays U.S. Aggregate Bond Index (the “Agg”) by ~250 bps.

However, this does not tell the entire story as the MBS index has a duration that has averaged ~2 years YTD while the duration of the Agg is ~6 years. From an excess return perspective, which adjusts for this duration differential, the Bloomberg Barclays MBS Index’s outperformance versus the Agg is much smaller at only +30 bps. Also, comparing the MBS index to broad fixed income market indices with a similar short duration, MBS underperformed the Bloomberg

Barclays 1-5 Year U.S. Credit Index (with a duration of 2.8 years), by 5 bps YTD.

Looking forward we see the case for continued MBS outperformance to be tricky at best. MBS OAS is currently at 10 bps, while the nominal spread (which does not account for the option MBS investors are short) is only 34 bps. Both measures are very low by historical standards, leaving little room in our minds for excess return beyond pure duration positioning. With the MBS market currently running into high levels of negative convexity due to higher rates, even that duration trade is being questioned. The move in interest rates has caused the MBS index duration to extend from under 2 years to 3.6 years in about a month. Any further interest rate sell-off will continue pushing MBS durations higher, increasing the negative return potential from higher rates. The performance of mortgages has been driven much more by duration differentials rather than excess outperformance from the asset class. At April 30, 2021 stretched valuations and elevated convexity risk levels, we do not see this outperformance being sustainable going forward. As is often with markets, peeling back the variables affecting performance, especially relative performance, can tell a different story than a headline.

Interest Rates – Price action from U.S. Treasuries was ahead of the market in the first few months of the 2021, providing a healthy reminder that recovery was indeed in our future. After a fast and furious sell-off in U.S. Treasuries (yields moving higher), rates rallied before finally reaching a point of consolidation by mid-March. There are many reasons for this pause, similar to the move higher in yields reflecting a healthy confidence in the future recovery, the recent pause also reflects a healthy repricing of risk-free assets. The timing, however, did not necessarily line up with the positive momentum from the economic data (remember economic data does lag) and therefore was a good reminder that this leg of the recovery is priced into the market and we are now in the validation phase. While in the validation phase, active management of duration and curves becomes even more important.

U.S. Treasury yields moved higher in a fast and furious manner starting with the ‘Blue Wave’ results in January. This was further supported by the efficacy of the vaccine, additional fiscal stimulus, and prospects of economic reopening, all pointing to improving growth and inflation expectations. The street upgraded growth forecasts, inflation expectations rose, and the market challenged the Fed’s view that they would be able to control inflation.

In an interesting turn of events, Treasuries started to rally and then consolidate right as the economic data was gaining positive upward momentum. This suggests a good amount of positive news was already priced into the Treasury market. This was not the entire story however as a collision of forces including fatigue, short-covering, global tensions, demand from Japan, pension buying, and the fourth wave from COVID-19 globally likely all impacted Treasury demand.

Our fundamental thesis remains intact: we are reopening, pent-up demand is being unleashed, the vaccine is being distributed, and as of the date of this report, continue to have supportive fiscal and monetary policy. That being said, the rally reminded us we still live

41 | April 30, 2021

ALPS | Smith Funds

Management Commentary	April 30, 2021 (Unaudited)

within a two-steps forward, one-step back environment. The virus remains a risk, and there is always a possibility the market will disconnect from the Fed, or inflation, debt, and deficit fears will rise once again.

In a world of heightened risk and uncertainty, we continue to acknowledge what can go wrong, but also how far the economy has come with the support of both fiscal and monetary policy. The repricing and recovery in markets over the twelve months ending April 30, 2021 led to an opportunity to generate returns during the period. We ask ourselves what a stronger, longer, and more durable recovery would mean for fixed income, but also question the risks associated with any perception of permanent scarring and less stability in the recovery. We strongly feel we are in the validation phase of the recovery which allows for more two-way flows, creating new opportunities. We believe there are still opportunities in the fixed income space via fundamentally improving credit stories and actively managing duration and interest rate risks. Given how far markets have improved, and the expected volatility on the horizon, we reoriented the funds’ portfolios during the period to provide more optionality for future opportunities.

We find ourselves defaulting to our three pillars when launching the firm – Investment Excellence, Relationships/People and Intentional Culture and are always looking for ways to improve in these areas.

With great appreciation and gratitude,

R. Gibson Smith	Eric C. Bernum, CFA
Portfolio Manager	Portfolio Manager

Steve Zamsky
Portfolio Manager

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., Smith Capital Investors, LLC, nor the Funds accepts any liability for losses either direct or consequential caused by the use of this information.

Indices do not reflect deductions for fees, expenses, or taxes.

An investor may not invest directly in an index.

Diversification cannot guarantee gain or prevent losses.

Gibson Smith is a registered representative of ALPS Distributors, Inc.

Eric Bernum is a registered representative of ALPS Distributors, Inc.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

42 | April 30, 2021

ALPS | Smith Short Duration Bond Fund

Performance Update	April 30, 2021 (Unaudited)

Performance of $100,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $100,000 investment

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	1 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class I	0.95%	4.27%	4.49%	0.70%	0.49%
Investor (NAV)	0.80%	4.00%	4.20%	0.96%	0.79%
Class A (NAV)	0.80%	3.98%	4.17%	0.96%	0.79%
Class A (MOP)	-1.43%	-1.72%	2.12%
Class C (NAV)	0.45%	3.27%	3.45%	1.67%	1.49%
Class C (CDSC)	-0.55%	2.27%	3.45%
Bloomberg Barclays U.S. Government/Credit Bond Index¹	-2.06%	-0.46%	5.74%
Bloomberg Barclays 1-3 Year Government/Credit Bond Index²	0.23%	1.02%	3.14%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Effective September 1, 2020 the Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 2.25%. Prior to September 1, 2020 the sales charge was 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $500 thousand or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

43 | April 30, 2021

ALPS | Smith Short Duration Bond Fund

Performance Update	April 30, 2021 (Unaudited)

[1]	The Bloomberg Barclays US Government/Credit Index: composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's, if unrated by Moody's. Collateralized Mortgage Obligations (CMOs) are not included. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.
[2]	The Bloomberg Barclays 1-3 Yr US Gov/Credit TR Index Unhedged: an index that includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of June 29, 2018.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2022. Please see the prospectus dated February 28, 2021 for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Corporate Bond	73.89%
Government Bond	19.47%
Mortgage-Backed Securities	3.33%
Collateralized Mortgage Obligations	0.65%
Commercial Mortgage-Backed Securities	0.32%
Municipal Bond	0.07%
Cash, Cash Equivalents, & Other Net Assets	2.27%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Top Ten Holdings (as a % of Net Assets) †

U.S. Treasury Note 0.125% 12/31/2022	4.07%
U.S. Treasury Note 0.125% 03/31/2023	2.98%
U.S. Treasury Note 0.125% 02/28/2023	2.72%
U.S. Treasury Note 0.125% 09/30/2022	2.70%
U.S. Treasury Note 0.125% 11/30/2022	2.69%
U.S. Treasury Note 0.125% 01/31/2023	2.37%
Lumen Technologies, Inc. 6.45% 06/15/2021	1.49%
Steel Dynamics, Inc. 5% 12/15/2026	1.45%
Viatris, Inc. 1.125% 06/22/2022	1.40%
Jaguar Holding Co. II / PPD Development LP 4.625% 06/15/2025	1.21%
Top Ten Holdings	23.08%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

Sovereign	19.47%
Financial Services	7.51%
Automobiles Manufacturing	7.18%
Banks	5.81%
Utilities	5.75%
Pharmaceuticals	5.05%
Diversified Banks	4.58%
Mortgage Securities	4.30%
Consumer Finance	3.22%
Health Care Facilities & Services	2.96%
Pipeline	2.79%
Aerospace & Defense	2.26%
Refining & Marketing	2.11%
Wireline Telecommunications Services	1.98%
Cable & Satellite	1.71%
Software & Services	1.47%
Metals & Mining	1.45%
Commercial Finance	1.33%
Supermarkets & Pharmacies	1.31%
Chemicals	1.21%
Wireless Telecommunications Services	1.12%
Medical Equipment & Devices Manufacturing	1.06%
Retail - Consumer Discretionary	1.06%
Other Industries (each less than 1%)	11.04%*
Cash Equivalents & Other Net Assets	2.27%
Total	100.00%

*	See Statement of Investments for detailed breakout of other industries.

44 | April 30, 2021

ALPS | Smith Total Return Bond Fund

Performance Update	April 30, 2021 (Unaudited)

Performance of $100,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $100,000 investment

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	1 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class I	0.39%	4.31%	7.30%	0.72%	0.67%
Investor (NAV)	0.24%	3.92%	6.96%	1.02%	0.97%
Class A (NAV)	0.24%	3.92%	6.98%	1.01%	0.97%
Class A (MOP)	-1.98%	-1.80%	4.88%
Class C (NAV)	-0.10%	3.20%	6.23%	1.72%	1.67%
Class C (CDSC)	-1.08%	2.20%	6.23%
Bloomberg Barclays US Aggregate Bond Index[1]	-1.52%	-0.27%	5.28%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Effective September 1, 2020 the Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 2.25%. Prior to September 1, 2020 the sales charge was 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $500 thousand or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

45 | April 30, 2021

ALPS | Smith Total Return Bond Fund

Performance Update	April 30, 2021 (Unaudited)

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of June 29, 2018.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2022. Please see the prospectus dated February 28, 2021 for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Corporate Bond	57.04%
Government Bond	22.42%
Collateralized Mortgage Obligations	8.11%
Mortgage-Backed Securities	5.95%
Commercial Mortgage-Backed Securities	3.21%
Preferred Stock	0.60%
Cash, Cash Equivalents, & Other Net Assets	2.67%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Top Ten Holdings (as a % of Net Assets) †

U.S. Treasury Note 0.75% 03/31/2026	3.16%
U.S. Treasury Note 0.5% 02/28/2026	2.89%
U.S. Treasury Bond 1.875% 02/15/2051	2.66%
U.S. Treasury Bond 1.125% 02/15/2031	2.56%
U.S. Treasury Note 0.625% 08/15/2030	2.42%
U.S. Treasury Note 0.125% 12/15/2023	1.93%
U.S. Treasury Bond 1.375% 08/15/2050	1.45%
U.S. Treasury Bond 1.375% 11/15/2040	1.40%
U.S. Treasury Note 0.125% 01/31/2023	1.39%
U.S. Treasury Bond 0.875% 11/15/2030	1.37%
Top Ten Holdings	21.23%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

Sovereign	22.42%
Mortgage Securities	17.27%
Banks	5.28%
Pharmaceuticals	4.55%
Financial Services	4.37%
Automobiles Manufacturing	3.55%
Diversified Banks	3.50%
Consumer Finance	2.87%
Pipeline	2.77%
Aerospace & Defense	2.57%
Software & Services	2.26%
Cable & Satellite	2.24%
Utilities	2.08%
Commercial Finance	1.87%
Semiconductors	1.50%
Health Care Facilities & Services	1.49%
Power Generation	1.46%
Airlines	1.42%
Refining & Marketing	1.40%
Wireless Telecommunications Services	1.37%
Publishing & Broadcasting	1.04%
Other Industries (each less than 1%)	10.05%*
Cash Equivalents & Other Net Assets	2.67%
Total	100.00%

*	See Statement of Investments for detailed breakout of other industries.

46 | April 30, 2021

ALPS | Smith Credit Opportunities Fund

Performance Update	April 30, 2021 (Unaudited)

Performance of $100,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $100,000 investment

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	Since Inception^	Total Expense Ratio	What You Pay*
Class I	5.85%	5.69%	1.02%	0.90%
Investor (NAV)	5.70%	5.46%	1.32%	1.20%
Class A (NAV)	5.70%	5.46%	1.32%	1.20%
Class A (MOP)	3.31%	3.09%
Class C (NAV)	5.33%	5.00%	2.02%	1.90%
Class C (CDSC)	4.33%	4.00%
50% Bloomberg Barclays US Aggregate Index / 50% Bloomberg Barclays US Corporate High Yield Index[1,2]	3.14%	2.66%
Bloomberg Barclays US Aggregate Bond Index	-1.52%	-2.15%
Bloomberg Barclays US Corporate High Yield Bond Index	7.97%	7.67%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 2.25%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $500 thousand or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

47 | April 30, 2021

ALPS | Smith Credit Opportunities Fund

Performance Update	April 30, 2021 (Unaudited)

[1]	Bloomberg Barclays US Aggregate Bond Index: provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
[2]	Bloomberg Barclays US Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of September 15, 2020. The Fund has limited operating history.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2022. Please see the prospectus dated February 28, 2021 for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Corporate Bond	77.15%
Government Bond	10.48%
Exchange Traded Funds	4.15%
Preferred Stock	1.60%
Common Stock	0.16%
Cash, Cash Equivalents, & Other Net Assets	6.46%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Top Ten Holdings (as a % of Net Assets) †

Invesco Senior Loan ETF	2.71%
U.S. Treasury Note 0.125% 02/28/2023	1.74%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.5% 05/01/2032	1.73%
U.S. Treasury Note 1.125% 02/29/2028	1.69%
Bausch Health Cos., Inc. 6.125% 04/15/2025	1.65%
U.S. Treasury Note 0.75% 03/31/2026	1.53%
Nissan Motor Co., Ltd. 4.81% 09/17/2030	1.53%
U.S. Treasury Note 0.375% 01/31/2026	1.44%
iShares iBoxx High Yield Corporate Bond ETF	1.44%
FS KKR Capital Corp. 3.4% 01/15/2026	1.36%
Top Ten Holdings	16.82%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

Sovereign	10.48%
Financial Services	6.10%
Pipeline	4.97%
Automobiles Manufacturing	4.46%
Real Estate	4.31%
Pharmaceuticals	3.85%
Utilities	3.75%
Consumer Finance	3.67%
Commercial Finance	3.54%
Publishing & Broadcasting	3.52%
Casinos & Gaming	3.29%
Airlines	3.26%
Banks	2.11%
Refining & Marketing	1.93%
Chemicals	1.75%
Cable & Satellite	1.74%
Power Generation	1.74%
Industrial Other	1.69%
Software & Services	1.62%
Exploration & Production	1.59%
Industrials	1.44%
Advertising & Marketing	1.42%
Waste & Environment Services & Equipment	1.31%
Internet Media	1.29%
Wireline Telecommunications Services	1.22%
Consumer Discretionary	1.13%
Department Stores	1.12%
Homebuilders	1.09%
Other Industries (each less than 1%)	14.15%*
Cash Equivalents & Other Net Assets	6.46%
Total	100.00%

*	See Statement of Investments for detailed breakout of other industries.

48 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund
Performance Update	April 30, 2021 (Unaudited)

Performance of $100,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $100,000 investment

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	Since Inception^	Total Expense Ratio	What You Pay*
Class I	19.56%	18.19%	1.03%	0.85%
Investor (NAV)	19.39%	17.98%	1.33%	1.15%
Class A (NAV)	19.39%	18.00%	1.33%	1.15%
Class A (MOP)	15.53%	14.12%
Class C (NAV)	18.95%+	17.40%	2.03%	1.85%
Class C (CDSC)	17.95%	16.40%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg Barclays U.S. Aggregate Bond Index[1,3]	14.96%	12.61%
55% Russell 1000 Index TR / 45% Bloomberg Barclays U.S. Aggregate Bond Index[2,3]	15.00%	12.58%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.52%	-2.15%
Russell 1000® Index TR	30.03%	25.73%
Bloomberg U.S. 1000 TR Index	29.95%	25.78%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 3.25%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $500 thousand or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

49 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund
Performance Update	April 30, 2021 (Unaudited)

[1]	Effective February 1, 2021, the Bloomberg U.S. 1000 TR Index replaced the Russell 1000 Index TR component. The Bloomberg U.S. 1000 Total Return Index is a float market-cap weighted benchmark of the 1000 most highly capitalized US companies. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
[2]	The Russell 1000 Index Total Return is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index, which represent about 90% of the total market capitalization of the index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
[3]	Bloomberg Barclays U.S. Aggregate Bond Index: provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of September 15, 2020. The Fund has limited operating history.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2022. Please see the prospectus dated February 28, 2021 for additional information.
+	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any. Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Common Stock	65.48%
Corporate Bond	14.03%
Government Bond	9.16%
Collateralized Mortgage Obligations	5.77%
Mortgage-Backed Securities	1.02%
Cash, Cash Equivalents, & Other Net Assets	4.54%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Top Ten Holdings (as a % of Net Assets) †

Microsoft Corp.	2.77%
Alphabet, Inc.	2.63%
UnitedHealth Group, Inc.	2.52%
Apple, Inc.	2.40%
JPMorgan Chase & Co.	2.39%
Amazon.com, Inc.	2.13%
Mastercard, Inc.	1.75%
Facebook, Inc.	1.59%
U.S. Treasury Note 0.75% 03/31/2026	1.44%
Medtronic PLC	1.39%
Top Ten Holdings	21.01%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only

Industry Sector Allocation (as a % of Net Assets)

Health Care	10.41%
Sovereign	9.16%
Media	7.22%
Software & Tech Services	6.88%
Mortgage Securities	6.79%
Tech Hardware & Semiconductors	6.05%
Financial Services	5.29%
Industrial Products	5.17%
Retail & Wholesale - Staples	3.86%
Consumer Discretionary Services	3.68%
Consumer Discretionary Products	3.08%
Retail & Whsle - Discretionary	3.08%
Banking	2.39%
Consumer Staple Products	2.16%
Materials	2.15%
Insurance	1.77%
Industrial Services	1.45%
Oil & Gas	1.35%
Pharmaceuticals	1.33%
Diversified Banks	1.22%
Other Industries (each less than 1%)	10.97%*
Cash Equivalents & Other Net Assets	4.54%
Total	100.00%

*	See Statement of Investments for detailed breakout of other industries.

50 | April 30, 2021

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.65%)
Fannie Mae
Series 1992-180, Class F,
1M US L + 1.15%,
10/25/2022(a)	$6,507	$6,543
Series 1992-49, Class L,
7.000%, 04/25/2022	13,829	14,103
Series 1992-52, Class FD,
1M US L + 0.02%,
09/25/2022(a)	3,236	3,221
Series 1992-62, Class FA,
1M US L + 0.90%,
10/25/2022(a)	21,035	20,994
Series 1992-73, Class FC,
1M US L + 0.75%,
05/25/2022(a)	881	880
Series 1992-8, Class FA,
1M US L + 0.83%,
01/25/2022(a)	386	386
Series 1992-89, Class FB,
1M US L + 0.50%,
06/25/2022(a)	666	665
Series 1993-184, Class M,
–%, 09/25/2023	10,810	10,672
Series 1993-189, Class FB,
10Y US TI + -0.65%,
10/25/2023(a)	5,735	5,656
Series 1993-230, Class FA,
1M US L + 0.60%,
12/25/2023(a)	31,986	31,879
Series 1993-255, Class E,
7.100%, 12/25/2023	45,186	48,011
Series 1993-27, Class FC,
1M US L + 0.90%,
08/25/2023(a)	2,685	2,684
Series 1993-31, Class PN,
7.000%, 09/25/2023	90,439	95,175
Series 1993-97, Class FA,
1M US L + 1.25%,
05/25/2023(a)	6,017	5,986
Series 1994-18, Class FA,
1M US L + 0.60%,
02/25/2024(a)	12,980	13,027
Series 1994-22, Class F,
1M US L + 1.20%,
01/25/2024(a)	85,709	86,512
Series 1994-3, Class FB,
1M US L + 0.65%,
01/25/2024(a)	29,551	29,667
Series 1994-3, Class FA,
1M US L + 0.65%,
03/25/2024(a)	5,417	5,436
Series 1994-61, Class E,
7.500%, 04/25/2024	38,115	40,532
	Principal	Value
	Amount	(Note 2)
Series 1994-75, Class K,
7.000%, 04/25/2024	$24,299	$26,034
Series 1994-77, Class FB,
1M US L + 1.50%,
04/25/2024(a)	88,020	89,182
Series 1997-12, Class FA,
1M US L + 1.00%,
04/18/2027(a)	28,357	28,767
Series 1997-49, Class F,
1M US L + 0.50%,
06/17/2027(a)	43,246	43,425
Series 2003-39, Class PG,
5.500%, 05/25/2023	33,210	34,342
Series 2003-49, Class YC,
4.000%, 06/25/2023	18,432	18,866
Series 2004-53, Class NC,
5.500%, 07/25/2024	14,223	14,813
Series 2004-95, Class AK,
5.500%, 01/25/2025	21,483	22,808
Series 2005-121, Class DY,
5.500%, 01/25/2026	21,986	23,449
Series 2006-22, Class CE,
4.500%, 08/25/2023	10,969	11,330
Series 2011-104, Class DA,
2.000%, 10/25/2021	11	11
Series 2011-141, Class CA,
2.000%, 12/25/2025	26,478	26,642
Series 2011-40, Class KA,
3.500%, 03/25/2026	86,600	91,538
Series 2011-44, Class EB,
3.000%, 05/25/2026	38,212	39,918
Series 2011-61, Class B,
3.000%, 07/25/2026	63,163	66,062
Series 2011-66, Class QE,
2.000%, 07/25/2021	19	19
Series 2011-80, Class KB,
3.500%, 08/25/2026	75,046	79,438
Series 2012-1, Class GB,
2.000%, 02/25/2022	3,883	3,894
Series 2012-47, Class HA,
1.500%, 05/25/2027	82,641	84,095
		1,126,662
Freddie Mac
Series 1992-1242, Class C,
1M US L + 0.55%,
04/15/2022(a)	2,315	2,312
Series 1993-1487, Class O,
1M US L + 0.75%,
03/15/2023(a)	9,639	9,673
Series 1993-1534, Class J,
1M US L + 0.90%,
06/15/2023(a)	13,402	13,473
Series 1993-1560, Class Z,
7.000%, 08/15/2023	14,159	14,815

See Notes to Financial Statements.

51 | April 30, 2021

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 1993-1567, Class A,
1M US L + 0.40%,
08/15/2023(a)	$49,281	$49,241
Series 1993-1584, Class L,
6.500%, 09/15/2023	24,593	26,014
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	28,840	30,253
Series 1993-1611, Class Z,
6.500%, 11/15/2023	14,284	15,198
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	8,644	9,164
Series 1993-1630, Class PK,
6.000%, 11/15/2023	16,308	17,238
Series 1993-1632, Class FB,
1M US L + 1.20%,
11/15/2023(a)	20,733	20,916
Series 1993-1636, Class F,
1M US L + 0.65%,
11/15/2023(a)	16,161	16,222
Series 1993-21, Class F,
1M US L + 0.50%,
10/25/2023(a)	19,567	19,608
Series 1993-24, Class FJ,
1M US L + 0.50%,
11/25/2023(a)	87,792	87,978
Series 1994-1673, Class FB,
10Y US TI + -0.50%,
02/15/2024(a)	7,004	6,950
Series 1994-1699, Class FB,
1M US L + 1.00%,
03/15/2024(a)	11,781	11,795
Series 1994-1707, Class F,
1M US L + 0.70%,
03/15/2024(a)	16,241	16,312
Series 1994-1744, Class FD,
1M US L + 1.98%,
08/15/2024(a)	45,797	46,811
Series 1994-32, Class PN,
7.500%, 04/25/2024	140,379	149,248
Series 1994-43, Class PH,
6.500%, 10/17/2024	24,289	25,705
Series 1996-1810, Class D,
6.000%, 02/15/2026	20,133	21,597
Series 1996-1885, Class FA,
1M US L + 0.45%,
09/15/2026(a)	8,694	8,720
Series 1997-1983, Class Z,
6.500%, 12/15/2023	14,210	15,116
Series 2002-2528, Class KM,
5.500%, 11/15/2022	30,829	31,624
Series 2003-2634, Class PT,
5.000%, 06/15/2023	11,556	11,865
Series 2004-2877, Class AL,
5.000%, 10/15/2024	4,875	5,094
Series 2005-3005, Class ED,
5.000%, 07/15/2025	81,753	86,847
	Principal	Value
	Amount	(Note 2)
Series 2006-3104, Class DH,
5.000%, 01/15/2026	$43,940	$46,971
Series 2009-3575, Class EB,
4.000%, 09/15/2024	18,121	18,802
Series 2010-3661, Class B,
4.000%, 04/15/2025	20,775	21,709
Series 2010-3670, Class LX,
2.000%, 05/15/2025	15	15
Series 2010-3710, Class MG,
4.000%, 08/15/2025(b)	29,135	31,524
Series 2010-3718, Class BE,
2.500%, 02/15/2025	753	753
Series 2010-3737, Class NA,
3.500%, 06/15/2025	91,094	91,746
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	54,268	56,074
Series 2011-3822, Class VE,
4.000%, 05/15/2022	151,485	153,906
Series 2011-3829, Class BE,
3.500%, 03/15/2026	25,495	26,906
Series 2011-3845, Class FQ,
1M US L + 0.25%,
02/15/2026(a)	7,644	7,636
Series 2011-3872, Class ND,
2.000%, 12/15/2021	1,444	1,446
Series 2011-3874, Class DW,
3.500%, 06/15/2021	228	228
Series 2011-3907, Class FM,
1M US L + 0.35%,
05/15/2026(a)	15,652	15,661
Series 2011-3945, Class BJ,
2.000%, 03/15/2026	36,829	37,159
Series 2012-4003, Class BG,
2.000%, 10/15/2026	73,234	75,143
Series 2013-4177, Class NB,
1.500%, 03/15/2028	37,273	37,963
		1,393,431
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(b)	32,207	34,091
Series 2012-47, Class VA,
3.500%, 07/20/2023	40,784	41,040
Series 2013-53, Class KN,
1.500%, 08/20/2025	34,527	35,093
		110,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,594,514)		2,630,317

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.32%)
Fannie Mae-Aces
Series 2012-M1, Class A2,
2.729%, 10/25/2021	38,037	38,283

See Notes to Financial Statements.

52 | April 30, 2021

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2012-M10, Class AFL,
1M US L + 0.45%,
09/25/2022(a)	$45,283	$45,297
Series 2013-M14, Class APT,
2.634%, 04/25/2023(a)	7,827	8,063
Series 2013-M3, Class A2,
2.509%, 11/25/2022(a)	289,655	296,016
Series 2016-M13, Class FA,
1M US L + 0.67%,
11/25/2023(a)	23,329	23,412
		411,071
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series 2012-K023, Class X1,
1.340%, 08/25/2022(a)	3,659,319	49,026
Series 2013-K026, Class X1,
1.073%, 11/25/2022(a)	5,559,612	70,645
Series 2015-KF07, Class A,
1M US L + 0.29%,
02/25/2025(a)	31,642	31,514
Series 2015-KF12, Class A,
1M US L + 0.70%,
09/25/2022(a)	59,174	59,264
Series 2016-KF14, Class A,
1M US L + 0.65%,
01/25/2023(a)	142,012	142,236
Series 2016-KJ08, Class A2,
2.356%, 08/25/2022	341,708	345,822
Series 2017-J15L, Class AFL,
1M US L + 0.35%,
08/25/2025(a)	11,220	11,178
Series 2017-K725, Class A1,
2.666%, 05/25/2023	32,717	33,396
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	117,000	125,535
		868,616

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,260,313)		1,279,687

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (3.33%)
Fannie Mae Pool
Series 2009-958485,
5.500%, 03/01/2024	2,458,557	2,735,260
Series 2011-MA0717,
3.500%, 04/01/2026	34,983	37,029
Series 2012-471513,
2.900%, 06/01/2022	81,918	83,238
Series 2012-471690,
2.790%, 07/01/2022	156,093	158,801
Series 2012-AL2293,
4.232%, 06/01/2021(a)	41,538	41,552
	Principal	Value
	Amount	(Note 2)
Series 2012-AM1076,
2.920%, 10/01/2024	$237,505	$237,450
Series 2013-AM4125,
3.740%, 08/01/2023	230,000	243,572
Series 2015-AM7670,
2.850%, 01/01/2025	119,312	121,456
Series 2015-AM9288,
2.930%, 07/01/2025	1,358,110	1,400,582
Series 2016-AL8938,
2.708%, 04/01/2022(a)	40,973	41,230
Series 2016-AL8941,
2.819%, 01/01/2024(a)	60,620	63,612
Series 2016-AN1413,
2.490%, 05/01/2026	145,086	154,374
Series 2017-AN5196,
2.910%, 04/01/2024	150,000	152,520
Series 2017-AN6641,
2.710%, 12/01/2023	1,692,064	1,779,212
Series 2017-AN6645,
2.600%, 09/01/2024	250,000	256,175
Series 2018-AN8096,
3.020%, 06/01/2024	305,000	306,504
Series 2018-AN8203,
2.950%, 01/01/2025	2,942,738	3,072,464
Series 2018-BL0760,
3.790%, 12/01/2025	590,000	641,220
Series 2019-BL2449,
2.890%, 02/01/2025	292,150	313,528
Series 2019-BL2539,
3.050%, 05/01/2024	141,182	146,657
		11,986,436
Freddie Mac Gold Pool
Series 2012-T40090,
3.000%, 05/01/2027	115,111	121,339

Freddie Mac Pool
Series 2017-WN2000,
2.700%, 08/01/2023	1,400,000	1,417,960

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $13,445,827)		13,525,735

CORPORATE BONDS (73.89%)
Aerospace & Defense (2.26%)
Boeing Co.
4.51%, 05/01/2023	3,000,000	3,204,671
Teledyne Technologies, Inc.
0.65%, 04/01/2023	3,000,000	2,999,387
0.95%, 04/01/2024	3,000,000	3,001,151
Total Aerospace & Defense		9,205,209
Airlines (0.38%)
Southwest Airlines Co.
4.75%, 05/04/2023	500,000	540,925

See Notes to Financial Statements.

53 | April 30, 2021

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
United Airlines, Inc.
4.38%, 04/15/2026(c)	$1,000,000	$1,013,662
Total Airlines		1,554,587

Apparel & Textile Products (0.23%)
Ralph Lauren Corp.
1.70%, 06/15/2022	925,000	940,294

Automobiles Manufacturing (7.18%)
American Honda Finance Corp.
0.65%, 09/08/2023	1,500,000	1,509,292
Ford Motor Co.
8.50%, 04/21/2023	2,695,000	3,021,769
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	465,000	476,476
3.81%, 10/12/2021	1,000,000	1,011,405
5.88%, 08/02/2021	4,800,000	4,851,600
General Motors Co.
5.40%, 10/02/2023	2,250,000	2,490,093
General Motors Financial Co., Inc.
1.05%, 03/08/2024	3,750,000	3,759,191
5.10%, 01/17/2024	1,200,000	1,327,742
Kia Corp.
1.00%, 04/16/2024(c)	2,850,000	2,867,335
Nissan Motor Acceptance Corp.
1.05%, 03/08/2024(c)	2,000,000	2,000,608
Nissan Motor Co., Ltd.
3.04%, 09/15/2023(c)	2,685,000	2,810,767
Volkswagen Group of America
Finance LLC
0.75%, 11/23/2022(c)	1,500,000	1,505,338
0.88%, 11/22/2023(c)	1,500,000	1,507,378
Total Automobiles Manufacturing		29,138,994

Banks (5.81%)
Associated Bank NA/Green Bay WI
3.50%, 08/13/2021	2,150,000	2,163,172
CIT Group, Inc.
1D US SOFR + 3.83%,
06/19/2024(a)	2,455,000	2,599,231
Citizens Financial Group, Inc.
4.15%, 09/28/2022(c)	400,000	417,881
Cooperatieve Rabobank UA
3.95%, 11/09/2022	2,686,000	2,821,425
Credit Suisse AG
1.00%, 05/05/2023	850,000	858,026
Danske Bank A/S
5.00%, 01/12/2022(c)	950,000	978,247
5.38%, 01/12/2024(c)	250,000	278,665
1Y US TI + 1.03%,
12/08/2023(a)(c)	1,000,000	1,005,250
3M US L + 1.249%,
09/20/2022(a)(c)	628,000	633,143
Discover Bank
3.35%, 02/06/2023	1,110,000	1,162,063
First Horizon Corp.
3.55%, 05/26/2023	500,000	528,218
	Principal	Value
	Amount	(Note 2)
FNB Corp.
2.20%, 02/24/2023	$200,000	$203,558
Lloyds Banking Group PLC
1Y US TI + 0.55%,
05/11/2024(a)	2,000,000	2,003,255
National Bank of Canada
1Y US TI + 0.40%,
11/15/2024(a)	3,000,000	2,991,079
Synchrony Bank
3.00%, 06/15/2022	1,525,000	1,566,095
Synovus Bank/Columbus GA
1D US SOFR + 0.95%,
02/10/2023(a)	2,750,000	2,776,013
US Bank NA
3.45%, 11/16/2021	250,000	253,656
Wells Fargo & Co.
4.13%, 08/15/2023	300,000	324,438
Total Banks		23,563,415
Biotechnology (0.25%)
Roche Holdings, Inc.
1D US SOFR + 0.24%,
03/05/2024(a)(c)	1,000,000	1,001,090

Cable & Satellite (1.71%)
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3M US L + 1.65%,
02/01/2024(a)	2,030,000	2,085,316
Sirius XM Radio, Inc.
3.88%, 08/01/2022(c)	1,250,000	1,257,750
Time Warner Cable LLC
4.00%, 09/01/2021	750,000	752,077
Videotron, Ltd.
5.00%, 07/15/2022	2,700,000	2,819,813
Total Cable & Satellite		6,914,956
Casinos & Gaming (0.31%)
MGM Resorts International
7.75%, 03/15/2022	1,186,000	1,248,805

Chemicals (1.21%)
LYB International Finance III LLC
3M US L + 1.00%,
10/01/2023(a)	3,400,000	3,408,021
Nutrition & Biosciences, Inc.
0.70%, 09/15/2022(c)	1,500,000	1,503,500
Total Chemicals		4,911,521
Commercial Finance (1.33%)
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.15%, 02/15/2024	1,255,000	1,319,424
6.50%, 07/15/2025	600,000	706,426

See Notes to Financial Statements.

54 | April 30, 2021

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Avolon Holdings Funding, Ltd.
3.63%, 05/01/2022(c)	$730,000	$745,410
4.25%, 04/15/2026(c)	350,000	373,561
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(c)	2,121,000	2,217,484
Total Commercial Finance		5,362,305

Consumer Finance (3.22%)
Ally Financial, Inc.
1.45%, 10/02/2023	3,730,000	3,791,054
Capital One Bank USA NA
1D US SOFR + 0.616%,
01/27/2023(a)	300,000	303,440
Capital One Financial Corp.
2.60%, 05/11/2023	400,000	416,398
Fidelity National Information
Services, Inc.
0.38%, 03/01/2023	2,000,000	1,997,238
0.60%, 03/01/2024	2,000,000	1,996,665
OneMain Finance Corp.
6.13%, 05/15/2022	2,000,000	2,097,500
8.88%, 06/01/2025	1,302,000	1,443,104
PayPal Holdings, Inc.
1.35%, 06/01/2023	1,000,000	1,018,917
Total Consumer Finance		13,064,316

Department Stores (0.98%)
Nordstrom, Inc.
2.30%, 04/08/2024(c)	4,000,000	4,015,278

Diversified Banks (4.58%)
Bank of America Corp.
1D US SOFR + 0.69%,
04/22/2025(a)	4,000,000	4,012,919
3M US L + 1.021%,
04/24/2023(a)	1,550,000	1,586,767
Barclays PLC
1Y US TI + 0.80%,
12/10/2024(a)	3,000,000	3,006,016
Citigroup, Inc.
4.30%, 11/20/2026	750,000	845,280
1D US SOFR + 0.669%,
05/01/2025(a)	2,000,000	2,007,413
JPMorgan Chase & Co.
1D US SOFR + 0.60%,
09/16/2024(a)	2,500,000	2,504,849
1D US SOFR + 1.46%,
06/01/2024(a)	1,500,000	1,529,233
Mizuho Financial Group, Inc.
0.87% - 1D US SOFR%,
09/08/2024(a)	1,000,000	1,003,111
1.25% - 1D US SOFR%,
07/10/2024(a)	1,000,000	1,011,902
Natwest Group PLC
1Y US TI + 2.15%,
05/22/2024(a)	1,000,000	1,032,839
Total Diversified Banks		18,540,329
	Principal	Value
	Amount	(Note 2)
Electrical Equipment Manufacturing (0.27%)
Otis Worldwide Corp.
3M US L + 0.45%,
04/05/2023(a)	$100,000	$99,972
Siemens Financieringsmaatschappij
NV
0.40%, 03/11/2023(c)	1,000,000	1,002,451
Total Electrical Equipment Manufacturing		1,102,423
Entertainment Content (0.06%)
Fox Corp.
3.67%, 01/25/2022	250,000	256,066

Exploration & Production (0.74%)
Diamondback Energy, Inc.
0.90%, 03/24/2023	3,000,000	3,001,456

Financial Services (7.51%)
Ameriprise Financial, Inc.
3.00%, 03/22/2022	250,000	256,110
Credit Suisse Group AG
3.57%, 01/09/2023(c)	4,038,000	4,113,922
Goldman Sachs Group, Inc.
0.52%, 03/08/2023	2,000,000	2,002,196
3M US L + 1.053%,
06/05/2023(a)	800,000	821,100
Series VAR
1D US SOFR + 0.538%,
11/17/2023(a)	1,865,000	1,867,805
Series FXD
0.48%, 01/27/2023	3,000,000	3,002,046
Intercontinental Exchange, Inc.
0.70%, 06/15/2023	1,350,000	1,357,749
Series FRN
3M US L + 0.65%,
06/15/2023(a)	1,350,000	1,351,782
Morgan Stanley
2.75%, 05/19/2022	75,000	76,942
4.88%, 11/01/2022	500,000	532,710
1D US SOFR + 0.455%,
01/25/2024(a)	3,000,000	2,999,045
1D US SOFR + 0.466%,
11/10/2023(a)	1,855,000	1,857,544
1D US SOFR + 0.616%,
04/05/2024(a)	2,000,000	2,005,310
Series GMTN
3.13%, 01/23/2023	550,000	575,962
3.70%, 10/23/2024	1,200,000	1,313,306
Nasdaq, Inc.
0.45%, 12/21/2022	2,000,000	2,000,909
National Securities Clearing Corp.
0.40%, 12/07/2023(c)	1,980,000	1,980,148
TD Ameritrade Holding Corp.
3M US L + 0.43%,
11/01/2021(a)	200,000	200,392

See Notes to Financial Statements.

55 | April 30, 2021

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
UBS AG/London
1.75%, 04/21/2022(c)	$700,000	$709,195
UBS Group AG
1Y US TI + 0.83%,
07/30/2024(a)(c)	1,000,000	1,006,860
USAA Capital Corp.
1.50%, 05/01/2023(c)	500,000	511,184
Total Financial Services		30,542,217
Food & Beverage (0.69%)
Keurig Dr Pepper, Inc.
0.75%, 03/15/2024	1,000,000	1,000,916
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024(c)	1,723,000	1,790,714
Total Food & Beverage		2,791,630
Forest & Paper Products Manufacturing (0.43%)
Georgia-Pacific LLC
0.63%, 05/15/2024(c)	1,750,000	1,746,258

Hardware (0.25%)
Dell International LLC / EMC Corp.
7.13%, 06/15/2024(c)	1,000,000	1,028,475

Health Care Facilities & Services (2.96%)
AmerisourceBergen Corp.
0.74%, 03/15/2023	2,000,000	2,005,664
Cigna Corp.
0.61%, 03/15/2024	2,000,000	1,999,226
HCA, Inc.
4.75%, 05/01/2023	1,387,000	1,494,787
5.00%, 03/15/2024	500,000	557,222
Series 1
5.88%, 05/01/2023	1,000,000	1,092,908
Jaguar Holding Co. II / PPD
Development LP
4.63%, 06/15/2025(c)	4,670,000	4,914,848
Total Health Care Facilities & Services		12,064,655
Homebuilders (0.46%)
Forestar Group, Inc.
3.85%, 05/15/2026(c)	1,835,000	1,858,231

Industrial Other (0.62%)
Element Fleet Management Corp.
1.60%, 04/06/2024(c)	1,470,000	1,487,498
Honeywell International, Inc.
3M US L + 0.23%,
08/19/2022(a)	1,000,000	1,000,707
Total Industrial Other		2,488,205
Leisure Products Manufacturing (0.51%)
Mattel, Inc.
3.15%, 03/15/2023	2,000,000	2,057,750
	Principal	Value
	Amount	(Note 2)
Managed Care (0.25%)
Anthem, Inc.
0.45%, 03/15/2023	$1,000,000	$1,001,745

Medical Equipment & Devices Manufacturing (1.06%)
Illumina, Inc.
0.55%, 03/23/2023	2,000,000	2,000,815
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	2,300,000	2,322,411
Total Medical Equipment & Devices Manufacturing		4,323,226
Metals & Mining (1.45%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,592,000	5,878,859

Pharmaceuticals (5.05%)
AbbVie, Inc.
2.15%, 11/19/2021	500,000	504,958
2.30%, 11/21/2022	1,286,000	1,323,854
2.60%, 11/21/2024	500,000	529,747
Bausch Health Cos., Inc.
6.13%, 04/15/2025(c)	1,600,000	1,635,648
7.00%, 03/15/2024(c)	2,925,000	3,002,790
Elanco Animal Health, Inc.
4.91%, 08/27/2021	4,068,000	4,113,337
Utah Acquisition Sub, Inc.
3.15%, 06/15/2021	1,987,000	1,991,247
Viatris, Inc.
1.13%, 06/22/2022(c)	5,635,000	5,672,901
Zoetis, Inc.
3.25%, 08/20/2021	1,655,000	1,669,471
Total Pharmaceuticals		20,443,953
Pipeline (2.79%)
Buckeye Partners LP
4.15%, 07/01/2023	340,000	352,963
4.35%, 10/15/2024	750,000	785,156
Energy Transfer LP / Regency
Energy Finance Corp.
5.88%, 03/01/2022	1,390,000	1,431,875
Gray Oak Pipeline LLC
2.00%, 09/15/2023(c)	1,749,000	1,784,271
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(c)	4,000,000	4,059,179
3.90%, 04/01/2024(c)	775,000	806,608
Western Midstream Operating LP
4.35%, 02/01/2025	250,000	264,688
3M US L + 2.10%,
01/13/2023(a)	1,849,000	1,831,110
Total Pipeline		11,315,850
Power Generation (0.96%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	3,369,000	3,417,162
NRG Energy, Inc.
2.00%, 12/02/2025(c)	500,000	503,669
Total Power Generation		3,920,831

See Notes to Financial Statements.

56 | April 30, 2021

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Railroad (0.57%)
Westinghouse Air Brake
Technologies Corp.
3.20%, 06/15/2025	$2,169,000	$2,315,868

Real Estate (0.66%)
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023	620,000	683,063
Public Storage
1D US SOFR + 0.47%,
04/23/2024(a)	2,000,000	2,002,195
Total Real Estate		2,685,258
Refining & Marketing (2.11%)
HollyFrontier Corp.
2.63%, 10/01/2023	2,000,000	2,071,862
Phillips 66
3M US L + 0.62%,
02/15/2024(a)	1,865,000	1,868,566
Valero Energy Corp.
3M US L + 1.15%,
09/15/2023(a)	4,594,000	4,605,569
Total Refining & Marketing		8,545,997
Restaurants (0.77%)
1011778 BC ULC / New Red
Finance, Inc.
4.25%, 05/15/2024(c)	1,710,000	1,734,487
Yum! Brands, Inc.
7.75%, 04/01/2025(c)	1,250,000	1,367,188
Total Restaurants		3,101,675
Retail - Consumer Discretionary (1.06%)
Gap, Inc.
8.38%, 05/15/2023(c)	500,000	569,375
8.63%, 05/15/2025(c)	2,147,000	2,378,769
QVC, Inc.
4.38%, 03/15/2023	1,250,000	1,323,131
Total Retail - Consumer Discretionary		4,271,275
Semiconductors (0.90%)
Microchip Technology, Inc.
0.97%, 02/15/2024(c)	1,000,000	999,113
3.92%, 06/01/2021	2,647,000	2,653,924
Total Semiconductors		3,653,037
Software & Services (1.47%)
Intuit, Inc.
0.65%, 07/15/2023	1,000,000	1,008,160
Roper Technologies, Inc.
0.45%, 08/15/2022	1,365,000	1,367,043
Verisk Analytics, Inc.
5.80%, 05/01/2021	3,581,000	3,581,000
Total Software & Services		5,956,203
	Principal	Value
	Amount	(Note 2)
Supermarkets & Pharmacies (1.31%)
7-Eleven, Inc.
0.63%, 02/10/2023(c)	$500,000	$500,573
0.80%, 02/10/2024(c)	2,000,000	1,998,018
3M US L + 0.45%,
08/10/2022(a)(c)	1,500,000	1,500,975
Albertsons Cos. Inc / Safeway, Inc.
/ New Albertsons LP /
Albertsons LLC
3.50%, 02/15/2023(c)	1,271,000	1,308,380
Total Supermarkets & Pharmacies		5,307,946
Transportation & Logistics (0.50%)
PACCAR Financial Corp.
0.35%, 08/11/2023	1,000,000	998,557
0.80%, 06/08/2023	1,000,000	1,009,377
Total Transportation & Logistics		2,007,934
Utilities (5.75%)
Atmos Energy Corp.
3M US L + 0.38%,
03/09/2023(a)	1,795,000	1,796,107
CenterPoint Energy Resources
Corp.
0.70%, 03/02/2023	500,000	500,344
Dominion Energy, Inc.
2.72%, 08/15/2021(b)	2,028,000	2,041,439
Duke Energy Progress LLC
Series A
3M US L + 0.18%,
02/18/2022(a)	500,000	499,961
Exelon Corp.
3.50%, 06/01/2022	435,000	448,234
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	4,000,000	4,013,501
ONE Gas, Inc.
0.85%, 03/11/2023	3,000,000	3,002,976
Pacific Gas and Electric Co.
1.37%, 03/10/2023	1,000,000	1,000,425
3M US L + 1.38%,
11/15/2021(a)	3,950,000	3,963,351
Southern California Edison Co.
0.70%, 04/03/2023	3,000,000	3,006,157
WEC Energy Group, Inc.
0.80%, 03/15/2024	3,000,000	3,006,331
Total Utilities		23,278,826
Waste & Environment Services & Equipment (0.18%)
GFL Environmental, Inc.
4.25%, 06/01/2025(c)	700,000	722,313

Wireless Telecommunications Services (1.12%)
AT&T, Inc.
0.90%, 03/25/2024	2,000,000	2,004,884
Sprint Corp.
7.88%, 09/15/2023	2,239,000	2,555,259
Total Wireless Telecommunications Services		4,560,143

See Notes to Financial Statements.

57 | April 30, 2021

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Wireline Telecommunications Services (1.98%)
Lumen Technologies, Inc.
Series S
6.45%, 06/15/2021	$6,000,000	$6,036,000
NTT Finance Corp.
0.37%, 03/03/2023(c)	2,000,000	2,001,971
Total Wireline Telecommunications Services		8,037,971
TOTAL CORPORATE BONDS
(Cost $297,769,402)		299,727,375

GOVERNMENT BONDS (19.47%)
U.S. Treasury Bonds (19.47%)
United States Treasury Notes
0.13%, 09/30/2022	10,960,000	10,964,281
0.13%, 11/30/2022	10,905,000	10,906,278
0.13%, 12/31/2022	16,502,000	16,500,067
0.13%, 01/31/2023	9,634,000	9,631,742
0.13%, 02/28/2023	11,032,000	11,027,906
0.13%, 03/31/2023	12,106,000	12,100,325
0.13%, 04/30/2023	3,976,000	3,973,282
0.38%, 04/15/2024	3,855,000	3,859,969
Total U.S. Treasury Bonds		78,963,850
TOTAL GOVERNMENT BONDS
(Cost $78,965,172)		78,963,850

MUNICIPAL BONDS (0.07%)
State of Michigan
1.80%, 05/01/2021	285,000	285,000

TOTAL MUNICIPAL BONDS
(Cost $285,000)		285,000

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.96%)
Money Market Fund (2.96%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.030%	12,012,510	12,012,510

TOTAL SHORT TERM INVESTMENTS
(Cost $12,012,510)			12,012,510

TOTAL INVESTMENTS (100.69%)
(Cost $406,332,738)			$408,424,474

Liabilities In Excess Of Other Assets (-0.69%)			(2,785,606)

NET ASSETS (100.00%)			$405,638,868

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2021 was 0.11%

3M US L - 3 Month LIBOR as of April 30, 2021 was 0.18%

1D US SOFR - 1 Day SOFR as of April 30, 2021 was 0.01%

1Y US TI - 1 Year US Treasury Index as of April 30, 2021 was 0.05%

10Y US TI - 10 Year US Treasury Index as of April 30, 2021 was 1.65%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2021.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, the aggregate market value of those securities was $84,245,521, representing 20.77% of net assets.

See Notes to Financial Statements.

58 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (8.11%)
Fannie Mae
Series 1993-31, Class PN,
7.000%, 09/25/2023	$180,877	$190,349
Series 1997-22, Class F,
0.795%, 03/25/2027(a)	23,412	23,454
Series 1997-76, Class FO,
1M US L + 0.50%,
09/17/2027(a)	23,374	23,452
Series 1999-58, Class F,
1M US L + 0.40%,
11/18/2029(a)	62,445	62,639
Series 2000-40, Class FA,
1M US L + 0.50%,
07/25/2030(a)	21,868	21,743
Series 2000-45, Class F,
1M US L + 0.45%,
12/25/2030(a)	23,806	23,919
Series 2001-27, Class F,
1M US L + 0.50%,
06/25/2031(a)	17,394	17,482
Series 2001-29, Class Z,
6.500%, 07/25/2031	68,036	78,745
Series 2001-51, Class OD,
6.500%, 10/25/2031	53,276	56,784
Series 2001-52, Class XZ,
6.500%, 10/25/2031	38,437	45,224
Series 2001-59, Class F,
1M US L + 0.60%,
11/25/2031(a)	148,143	149,947
Series 2001-60, Class OF,
1M US L + 0.95%,
10/25/2031(a)	17,750	18,186
Series 2001-63, Class FD,
1M US L + 0.60%,
12/18/2031(a)	20,792	20,961
Series 2001-63, Class TC,
6.000%, 12/25/2031	27,844	32,125
Series 2001-68, Class PH,
6.000%, 12/25/2031	23,917	27,507
Series 2001-71, Class FE,
1M US L + 0.65%,
11/25/2031(a)	99,781	101,069
Series 2001-71, Class FS,
1M US L + 0.60%,
11/25/2031(a)	81,600	80,782
Series 2001-81, Class GE,
6.000%, 01/25/2032	20,416	23,612
Series 2002-11, Class JF,
1M US L + 0.73%,
03/25/2032(a)	62,756	63,750
Series 2002-12, Class FH,
1M US L + 1.05%,
01/25/2032(a)	71,548	73,287
	Principal	Value
	Amount	(Note 2)
Series 2002-13, Class FE,
1M US L + 0.90%,
03/25/2032(a)	$75,544	$76,849
Series 2002-16, Class TM,
7.000%, 04/25/2032	17,434	20,539
Series 2002-17, Class JF,
1M US L + 1.00%,
04/25/2032(a)	37,616	38,500
Series 2002-18, Class FD,
1M US L + 0.80%,
02/25/2032(a)	65,775	67,037
Series 2002-23, Class FA,
1M US L + 0.90%,
04/25/2032(a)	57,270	58,657
Series 2002-34, Class EO,
–%, 05/18/2032(b)	71,065	68,929
Series 2002-36, Class FS,
1M US L + 0.50%,
06/25/2032(a)	59,033	59,257
Series 2002-44, Class FJ,
1M US L + 1.00%,
04/25/2032(a)	100,830	103,204
Series 2002-47, Class FC,
1M US L + 0.60%,
11/25/2031(a)	19,551	19,747
Series 2002-48, Class F,
1M US L + 1.00%,
07/25/2032(a)	63,839	65,361
Series 2002-49, Class FC,
1M US L + 1.00%,
11/18/2031(a)	40,497	41,476
Series 2002-60, Class FV,
1M US L + 1.00%,
04/25/2032(a)	139,626	142,945
Series 2002-63, Class EZ,
6.000%, 10/25/2032	11,164	12,859
Series 2002-68, Class AF,
1M US L + 1.00%,
10/25/2032(a)	28,126	28,796
Series 2002-7, Class FC,
1M US L + 0.75%,
01/25/2032(a)	82,675	84,098
Series 2002-71, Class AQ,
4.000%, 11/25/2032	78,403	84,757
Series 2002-8, Class FA,
1M US L + 0.75%,
03/18/2032(a)	25,290	25,799
Series 2002-80, Class CZ,
4.500%, 09/25/2032	91,819	106,750
Series 2002-9, Class FW,
1M US L + 0.55%,
03/25/2032(a)	19,925	19,883
Series 2002-91, Class F,
1M US L + 0.55%,
01/25/2033(a)	30,645	30,926

See Notes to Financial Statements.

59 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2003-107, Class FD,
1M US L + 0.50%,
11/25/2033(a)	$19,418	$19,583
Series 2003-110, Class CK,
3.000%, 11/25/2033	34,622	36,705
Series 2003-116, Class FA,
1M US L + 0.40%,
11/25/2033(a)	40,577	40,803
Series 2003-119, Class FH,
1M US L + 0.50%,
12/25/2033(a)	52,646	53,376
Series 2003-119, Class ZP,
4.000%, 12/25/2033	30,071	32,616
Series 2003-128, Class MF,
1M US L + 0.60%,
01/25/2034(a)	81,862	81,076
Series 2003-131, Class CH,
5.500%, 01/25/2034	125,779	140,506
Series 2003-134, Class FC,
1M US L + 0.60%,
12/25/2032(a)	43,869	44,620
Series 2003-14, Class AP,
4.000%, 03/25/2033	148,291	154,820
Series 2003-14, Class AN,
3.500%, 03/25/2033	98,860	103,207
Series 2003-19, Class MB,
4.000%, 05/25/2031	53,836	59,110
Series 2003-21, Class OG,
4.000%, 01/25/2033	49,831	53,478
Series 2003-22, Class BZ,
6.000%, 04/25/2033	28,389	32,685
Series 2003-27, Class EK,
5.000%, 04/25/2033	38,414	44,221
Series 2003-30, Class JQ,
5.500%, 04/25/2033	39,294	44,836
Series 2003-32, Class UJ,
5.500%, 05/25/2033	56,372	63,704
Series 2003-41, Class OZ,
3.750%, 05/25/2033	122,623	132,527
Series 2003-42, Class JH,
5.500%, 05/25/2033	108,948	122,224
Series 2003-46, Class PJ,
5.500%, 06/25/2033	50,771	56,989
Series 2003-47, Class PE,
5.750%, 06/25/2033	51,099	58,598
Series 2003-64, Class JK,
3.500%, 07/25/2033	75,787	82,796
Series 2003-64, Class ZC,
5.000%, 07/25/2033	43,281	49,566
Series 2003-71, Class HD,
5.500%, 08/25/2033	230,000	253,304
Series 2003-76, Class EZ,
5.000%, 08/25/2033	199,070	220,724
Series 2003-94, Class CE,
5.000%, 10/25/2033	17,354	18,844
	Principal	Value
	Amount	(Note 2)
Series 2004-101, Class TB,
5.500%, 01/25/2035	$167,285	$187,228
Series 2004-14, Class QB,
5.250%, 03/25/2034	192,000	217,026
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	144,805
Series 2004-17, Class DZ,
5.500%, 04/25/2034	38,891	43,217
Series 2004-26, Class CG,
4.500%, 08/25/2033	19,104	19,823
Series 2004-36, Class FA,
1M US L + 0.40%,
05/25/2034(a)	42,611	42,845
Series 2004-36, Class CB,
5.000%, 05/25/2034	108,662	121,995
Series 2004-53, Class FC,
1M US L + 0.45%,
07/25/2034(a)	267,077	262,228
Series 2004-54, Class FL,
1M US L + 0.40%,
07/25/2034(a)	190,936	192,640
Series 2004-60, Class AC,
5.500%, 04/25/2034	108,000	119,642
Series 2004-68, Class LC,
5.000%, 09/25/2029	59,310	66,303
Series 2004-77, Class AY,
4.500%, 10/25/2034	25,796	28,843
Series 2004-82, Class HK,
5.500%, 11/25/2034	72,147	83,822
Series 2004-92, Class TB,
5.500%, 12/25/2034	116,735	130,724
Series 2005-110, Class MP,
5.500%, 12/25/2035	34,708	39,006
Series 2005-120, Class FE,
1M US L + 0.52%,
01/25/2036(a)	31,804	32,327
Series 2005-122, Class PY,
6.000%, 01/25/2036	324,000	374,360
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	29,073
Series 2005-17, Class EZ,
4.500%, 03/25/2035	144,696	153,850
Series 2005-22, Class DA,
5.500%, 12/25/2034	6,424	6,477
Series 2005-29, Class ZA,
5.500%, 04/25/2035	90,730	101,439
Series 2005-3, Class CH,
5.250%, 02/25/2035	105,147	115,955
Series 2005-3, Class CP,
5.500%, 10/25/2034	469	458
Series 2005-35, Class DZ,
5.000%, 04/25/2035	207,204	234,813
Series 2005-48, Class TD,
5.500%, 06/25/2035	166,613	187,981

See Notes to Financial Statements.

60 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2005-59, Class DF,
1M US L + 0.20%,
05/25/2035(a)	$4,271	$4,282
Series 2005-62, Class GZ,
5.750%, 07/25/2035	481,924	573,828
Series 2005-62, Class JC,
5.000%, 05/25/2035	8,744	9,032
Series 2005-62, Class ZD,
5.000%, 06/25/2035	110,172	117,883
Series 2005-62, Class JE,
5.000%, 06/25/2035	80,329	82,974
Series 2005-64, Class PL,
5.500%, 07/25/2035	133,879	151,587
Series 2005-68, Class CZ,
5.500%, 08/25/2035	469,541	535,824
Series 2005-68, Class BE,
5.250%, 08/25/2035	97,000	111,197
Series 2005-68, Class PG,
5.500%, 08/25/2035	47,459	54,170
Series 2005-69, Class GZ,
4.500%, 08/25/2035	60,455	63,911
Series 2005-7, Class MZ,
4.750%, 02/25/2035	98,869	105,867
Series 2005-70, Class NA,
5.500%, 08/25/2035	20,074	22,374
Series 2005-70, Class KP,
5.000%, 06/25/2035	70,789	79,429
Series 2005-72, Class FB,
1M US L + 0.25%,
08/25/2035(a)	26,250	26,323
Series 2005-79, Class DB,
5.500%, 09/25/2035	96,147	107,441
Series 2005-84, Class XM,
5.750%, 10/25/2035	82,471	93,612
Series 2005-89, Class F,
1M US L + 0.30%,
10/25/2035(a)	33,007	32,459
Series 2005-99, Class FA,
1M US L + 0.30%,
11/25/2035(a)	50,625	50,765
Series 2005-99, Class ZA,
5.500%, 12/25/2035	104,862	127,955
Series 2006-112, Class QC,
5.500%, 11/25/2036	31,146	36,408
Series 2006-114, Class HE,
5.500%, 12/25/2036	132,505	154,599
Series 2006-115, Class EF,
1M US L + 0.36%,
12/25/2036(a)	23,491	23,134
Series 2006-16, Class HZ,
5.500%, 03/25/2036	496,223	556,791
Series 2006-39, Class EF,
1M US L + 0.40%,
05/25/2036(a)	23,667	23,257
	Principal	Value
	Amount	(Note 2)
Series 2006-46, Class UD,
5.500%, 06/25/2036	$33,000	$38,698
Series 2006-48, Class TF,
1M US L + 0.40%,
06/25/2036(a)	48,057	48,552
Series 2006-48, Class DZ,
6.000%, 06/25/2036	78,140	112,248
Series 2006-56, Class F,
1M US L + 0.30%,
07/25/2036(a)	18,598	18,686
Series 2006-63, Class QH,
5.500%, 07/25/2036	45,257	52,071
Series 2006-71, Class ZH,
6.000%, 07/25/2036	64,423	76,100
Series 2006-95, Class FH,
1M US L + 0.45%,
10/25/2036(a)	41,319	40,849
Series 2007-100, Class YF,
1M US L + 0.55%,
10/25/2037(a)	23,332	23,215
Series 2007-109, Class GF,
1M US L + 0.68%,
12/25/2037(a)	72,738	72,729
Series 2007-111, Class FC,
1M US L + 0.60%,
12/25/2037(a)	48,944	49,769
Series 2007-117, Class FM,
1M US L + 0.70%,
01/25/2038(a)	74,186	76,104
Series 2007-12, Class ZA,
6.000%, 03/25/2037	141,639	177,465
Series 2007-14, Class GZ,
5.500%, 03/25/2037	396,213	448,971
Series 2007-30, Class MB,
4.250%, 04/25/2037	96,184	102,083
Series 2007-33, Class HE,
5.500%, 04/25/2037	62,026	70,199
Series 2007-34, Class F,
1M US L + 0.39%,
04/25/2037(a)	39,720	40,126
Series 2007-41, Class FA,
1M US L + 0.40%,
05/25/2037(a)	32,496	32,787
Series 2007-51, Class CP,
5.500%, 06/25/2037	40,097	45,801
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	36,285
Series 2007-55, Class PH,
6.000%, 06/25/2047	557,718	663,951
Series 2007-57, Class FA,
1M US L + 0.23%,
06/25/2037(a)	36,823	36,920
Series 2007-6, Class FC,
1M US L + 0.42%,
02/25/2037(a)	51,863	52,368

See Notes to Financial Statements.

61 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2007-63, Class FC,
1M US L + 0.35%,
07/25/2037(a)	$31,363	$31,574
Series 2007-65, Class ZE,
5.500%, 07/25/2037	191,903	210,765
Series 2007-65, Class KF,
1M US L + 0.38%,
07/25/2037(a)	64,441	63,512
Series 2007-70, Class FA,
1M US L + 0.35%,
07/25/2037(a)	43,158	42,376
Series 2007-85, Class FL,
1M US L + 0.54%,
09/25/2037(a)	50,384	51,347
Series 2007-85, Class FC,
1M US L + 0.54%,
09/25/2037(a)	144,141	146,210
Series 2007-86, Class FA,
1M US L + 0.45%,
09/25/2037(a)	47,480	47,897
Series 2007-9, Class FB,
1M US L + 0.35%,
03/25/2037(a)	34,885	34,468
Series 2008-18, Class FA,
1M US L + 0.90%,
03/25/2038(a)	186,393	186,324
Series 2008-24, Class WD,
5.500%, 02/25/2038	124,095	142,447
Series 2008-25, Class EF,
1M US L + 0.95%,
04/25/2038(a)	66,018	67,865
Series 2008-46, Class LA,
5.500%, 06/25/2038	15,939	17,955
Series 2008-66, Class FT,
1M US L + 0.95%,
08/25/2038(a)	36,938	37,890
Series 2008-86, Class FC,
1M US L + 1.10%,
12/25/2038(a)	318,488	319,397
Series 2009-10, Class AB,
5.000%, 03/25/2024	78,785	81,484
Series 2009-103, Class FM,
1M US L + 0.70%,
11/25/2039(a)	66,788	67,821
Series 2009-104, Class FA,
1M US L + 0.80%,
12/25/2039(a)	60,647	58,990
Series 2009-11, Class MP,
7.000%, 03/25/2049	192,898	228,693
Series 2009-110, Class FG,
1M US L + 0.75%,
01/25/2040(a)	157,868	161,229
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	151,732
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	67,512
	Principal	Value
	Amount	(Note 2)
Series 2009-47, Class BN,
4.500%, 07/25/2039	$54,679	$59,757
Series 2009-62, Class WA,
5.571%, 08/25/2039(a)	95,494	107,096
Series 2009-68, Class FD,
1M US L + 1.25%,
09/25/2039(a)	64,415	65,675
Series 2009-70, Class CO,
–%, 01/25/2037(b)	112,246	102,043
Series 2009-70, Class FA,
1M US L + 1.20%,
09/25/2039(a)	41,802	42,300
Series 2009-86, Class OT,
–%, 10/25/2037(b)	50,497	44,886
Series 2009-87, Class FG,
1M US L + 0.75%,
11/25/2039(a)	71,493	72,809
Series 2009-90, Class UZ,
4.500%, 11/25/2039	586,672	681,663
Series 2010-1, Class WA,
6.211%, 02/25/2040(a)	30,666	35,059
Series 2010-102, Class HA,
4.000%, 09/25/2050	70,232	76,746
Series 2010-103, Class DZ,
4.500%, 09/25/2040	196,984	235,006
Series 2010-103, Class PJ,
4.500%, 09/25/2040	50,000	55,062
Series 2010-111, Class FC,
1M US L + 0.52%,
10/25/2040(a)	78,047	77,406
Series 2010-118, Class GF,
1M US L + 0.55%,
10/25/2039(a)	81,484	81,881
Series 2010-118, Class LZ,
4.750%, 10/25/2040	54,233	58,390
Series 2010-122, Class JA,
7.000%, 07/25/2040	46,934	52,562
Series 2010-123, Class KU,
4.500%, 11/25/2040	224,836	246,354
Series 2010-123, Class FL,
1M US L + 0.43%,
11/25/2040(a)	30,598	30,906
Series 2010-129, Class PZ,
4.500%, 11/25/2040	91,542	95,915
Series 2010-137, Class XP,
4.500%, 10/25/2040	47,473	48,071
Series 2010-14, Class FJ,
1M US L + 0.60%,
03/25/2040(a)	67,245	67,914
Series 2010-141, Class AL,
4.000%, 12/25/2040	78,480	81,530
Series 2010-141, Class FB,
1M US L + 0.47%,
12/25/2040(a)	62,185	63,085
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	99,115

See Notes to Financial Statements.

62 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2010-142, Class FM,
1M US L + 0.47%,
12/25/2040(a)	$23,994	$24,388
Series 2010-158, Class KF,
1M US L + 0.50%,
04/25/2040(a)	42,303	42,441
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	84,021
Series 2010-33, Class KN,
4.500%, 03/25/2040	91,514	97,894
Series 2010-37, Class CY,
5.000%, 04/25/2040	56,469	64,263
Series 2010-38, Class KD,
4.500%, 09/25/2039	16,054	16,452
Series 2010-39, Class EF,
1M US L + 0.52%,
06/25/2037(a)	58,380	59,312
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	208,268
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	321,178
Series 2010-58, Class FY,
1M US L + 0.73%,
06/25/2040(a)	75,699	75,691
Series 2010-64, Class DM,
5.000%, 06/25/2040	71,696	81,010
Series 2010-67, Class BD,
4.500%, 06/25/2040	591,993	652,968
Series 2010-68, Class WB,
4.500%, 07/25/2040	45,000	50,938
Series 2010-82, Class WZ,
5.000%, 08/25/2040	341,962	409,436
Series 2010-9, Class ME,
5.000%, 02/25/2040	1,167,000	1,369,469
Series 2011-104, Class KH,
2.000%, 03/25/2039	8,362	8,459
Series 2011-114, Class B,
3.500%, 11/25/2041	273,451	295,850
Series 2011-121, Class JP,
4.500%, 12/25/2041	171,504	180,419
Series 2011-130, Class KB,
4.000%, 12/25/2041	82,790	90,338
Series 2011-132, Class PE,
4.500%, 12/25/2041	46,680	51,431
Series 2011-145, Class JA,
4.500%, 12/25/2041	33,455	35,180
Series 2011-15, Class AF,
1M US L + 0.51%,
03/25/2041(a)	37,220	37,320
Series 2011-17, Class PD,
4.000%, 03/25/2041	14,364	15,031
Series 2011-26, Class PA,
4.500%, 04/25/2041	158,109	175,054
Series 2011-27, Class ZD,
2.500%, 09/25/2040	156,937	159,729
	Principal	Value
	Amount	(Note 2)
Series 2011-3, Class FA,
1M US L + 0.68%,
02/25/2041(a)	$252,248	$250,074
Series 2011-43, Class B,
3.500%, 05/25/2031	34,139	37,162
Series 2011-45, Class ZA,
4.000%, 05/25/2031	33,497	36,385
Series 2011-47, Class GF,
1M US L + 0.57%,
06/25/2041(a)	157,988	156,783
Series 2011-5, Class PO,
–%, 09/25/2040(b)	14,940	12,357
Series 2011-55, Class BZ,
3.500%, 06/25/2041	305,472	334,659
Series 2011-74, Class UB,
4.000%, 07/25/2040	273,265	294,344
Series 2011-75, Class HP,
2.500%, 07/25/2040	30,109	30,622
Series 2011-86, Class AF,
1M US L + 0.50%,
02/25/2040(a)	53,683	53,628
Series 2011-86, Class NF,
1M US L + 0.55%,
09/25/2041(a)	38,371	39,042
Series 2011-93, Class GA,
4.000%, 04/25/2039	39,389	41,865
Series 2011-93, Class ST,
4.000%, 09/25/2041	32,551	35,490
Series 2012-100, Class DB,
3.000%, 09/25/2042	150,000	152,768
Series 2012-111, Class B,
7.000%, 10/25/2042	129,291	156,498
Series 2012-120, Class AH,
2.500%, 02/25/2032	73,657	75,936
Series 2012-125, Class KZ,
3.000%, 11/25/2042	20,879	19,811
Series 2012-128, Class NP,
2.500%, 11/25/2042	32,115	32,052
Series 2012-129, Class HT,
2.000%, 12/25/2032	74,796	71,952
Series 2012-13, Class JP,
4.500%, 02/25/2042	843,043	889,793
Series 2012-131, Class FG,
1M US L + 0.35%,
09/25/2042(a)	25,378	24,807
Series 2012-137, Class CF,
1M US L + 0.30%,
08/25/2041(a)	54,267	54,222
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	185,455
Series 2012-14, Class FL,
1M US L + 0.45%,
12/25/2040(a)	12,156	12,208
Series 2012-14, Class MH,
2.000%, 12/25/2040	48,380	49,146

See Notes to Financial Statements.

63 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2012-144, Class JT,
2.500%, 06/25/2042	$3,065	$2,977
Series 2012-149, Class DA,
1.750%, 01/25/2043	47,798	48,659
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	148,849
Series 2012-149, Class ZA,
3.000%, 01/25/2041	220,511	227,395
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	58,902
Series 2012-20, Class TD,
4.500%, 02/25/2042	135,325	141,236
Series 2012-33, Class F,
1M US L + 0.52%,
04/25/2042(a)	54,742	54,053
Series 2012-37, Class BF,
1M US L + 0.50%,
12/25/2035(a)	79,033	80,254
Series 2012-46, Class YB,
3.500%, 05/25/2042	91,337	90,831
Series 2012-47, Class HF,
1M US L + 0.40%,
05/25/2027(a)	112,506	112,245
Series 2012-49, Class TG,
2.000%, 07/25/2041	184,681	189,276
Series 2012-50, Class HC,
2.000%, 03/25/2042	80,724	82,634
Series 2012-56, Class WB,
3.500%, 05/25/2042	100,000	104,724
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	451,352
Series 2012-70, Class WC,
3.000%, 07/25/2042	122,000	115,376
Series 2012-80, Class GZ,
3.000%, 08/25/2042	561,969	582,711
Series 2012-82, Class E,
2.000%, 04/25/2042	56,612	58,542
Series 2012-83, Class LD,
2.000%, 04/25/2041	154,885	157,393
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	51,071
Series 2012-94, Class KF,
1M US L + 0.35%,
05/25/2038(a)	23,818	23,864
Series 2012-98, Class ZP,
6.000%, 09/25/2042	587,947	790,961
Series 2012-99, Class LA,
3.500%, 06/25/2042	199,516	200,643
Series 2013-100, Class DH,
3.000%, 09/25/2031	96,843	99,060
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	58,988
Series 2013-108, Class GU,
3.000%, 10/25/2033	55,000	58,190

	Principal	Value
	Amount	(Note 2)
Series 2013-111, Class PA,
2.000%, 12/25/2042	$156,703	$157,276
Series 2013-114, Class LM,
4.000%, 03/25/2042	300,000	326,242
Series 2013-129, Class WL,
2.000%, 12/25/2027	18,722	19,076
Series 2013-13, Class WA,
2.500%, 07/25/2042	36,442	35,031
Series 2013-130, Class FB,
1M US L + 0.45%,
01/25/2044(a)	65,117	65,794
Series 2013-136, Class QB,
3.500%, 03/25/2042	300,000	317,681
Series 2013-17, Class YM,
4.000%, 03/25/2033	22,094	24,324
Series 2013-2, Class QF,
1M US L + 0.50%,
02/25/2043(a)	24,896	25,149
Series 2013-35, Class CV,
3.000%, 02/25/2043	100,000	106,469
Series 2013-40, Class KD,
1.750%, 04/25/2042	34,944	34,642
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	96,364
Series 2013-53, Class CV,
3.500%, 05/25/2030	129,530	134,261
Series 2013-56, Class HB,
2.500%, 06/25/2043	22,278	21,822
Series 2013-68, Class LE,
2.000%, 04/25/2043	165,825	169,666
Series 2013-68, Class P,
3.500%, 10/25/2042	269,697	275,196
Series 2013-72, Class AF,
1M US L + 0.25%,
11/25/2042(a)	18,289	18,323
Series 2013-72, Class YA,
3.000%, 06/25/2033	25,420	25,315
Series 2013-9, Class CB,
5.500%, 04/25/2042	18,520	21,313
Series 2013-91, Class PB,
4.000%, 09/25/2043	100,000	107,538
Series 2013-98, Class CJ,
2.500%, 07/25/2030	77,417	78,308
Series 2014-12, Class GV,
3.500%, 03/25/2027	125,687	130,015
Series 2014-21, Class MA,
2.000%, 09/25/2041	164,635	169,984
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	54,855
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	51,354
Series 2014-49, Class CA,
3.000%, 08/25/2044	163,463	173,467

See Notes to Financial Statements.

64 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2014-73, Class FA,
1M US L + 0.35%,
11/25/2044(a)	$23,440	$23,027
Series 2014-81, Class GC,
3.000%, 03/25/2038	74,421	76,431
Series 2014-82, Class LA,
3.000%, 09/25/2039	19,332	19,352
Series 2014-88, Class ER,
2.500%, 02/25/2036	49,940	52,458
Series 2015-31, Class UB,
2.500%, 01/25/2033	114	114
Series 2015-44, Class J,
3.500%, 12/25/2040	230,256	233,681
Series 2015-51, Class CD,
3.000%, 07/25/2044	238,596	249,409
Series 2015-94, Class EP,
3.000%, 07/25/2043	94,860	95,472
Series 2016-14, Class NC,
2.500%, 03/25/2046	2,643,060	2,697,740
Series 2016-27, Class HK,
3.000%, 01/25/2041	451,161	481,882
Series 2016-33, Class LE,
2.500%, 11/25/2033	67,548	70,844
Series 2016-48, Class UF,
1M US L + 0.40%,
08/25/2046(a)	112,251	110,317
Series 2016-55, Class EA,
1.750%, 07/25/2043	1,182,610	1,184,573
Series 2016-75, Class FC,
1M US L + 0.40%,
10/25/2046(a)	41,431	40,818
Series 2016-8, Class CB,
3.500%, 03/25/2046	525,000	583,356
Series 2016-85, Class BA,
2.500%, 11/25/2046	29,895	28,755
Series 2016-9, Class D,
3.000%, 03/25/2046	54,031	57,194
Series 2016-91, Class CK,
3.000%, 12/25/2046	26,583	26,353
Series 2016-93, Class LA,
3.000%, 08/25/2042	73,892	74,325
Series 2017-1, Class AP,
3.500%, 05/25/2043	103,479	104,351
Series 2017-1, Class JP,
3.500%, 04/25/2045	295,135	301,513
Series 2017-10, Class FA,
1M US L + 0.40%,
03/25/2047(a)	50,371	49,552
Series 2017-107, Class GA,
3.000%, 08/25/2045	248,803	252,174
Series 2017-15, Class PE,
3.500%, 04/25/2046	91,070	95,443
Series 2017-15, Class MA,
3.000%, 02/25/2042	18,148	18,138

	Principal	Value
	Amount	(Note 2)
Series 2017-16, Class JA,
3.000%, 02/25/2043	$26,304	$26,437
Series 2017-19, Class B,
3.000%, 01/25/2047	122,661	127,414
Series 2017-22, Class DA,
4.000%, 08/25/2044	91,411	94,235
Series 2017-35, Class AH,
3.500%, 04/25/2053	41,878	43,266
Series 2017-38, Class JA,
3.000%, 03/25/2047	232,330	241,549
Series 2017-40, Class GL,
3.500%, 03/25/2043	26,958	27,048
Series 2017-45, Class KD,
3.500%, 02/25/2044	68,804	69,836
Series 2017-46, Class AB,
3.500%, 07/25/2049	75,728	76,969
Series 2017-52, Class KD,
2.750%, 04/25/2044	31,255	31,297
Series 2017-56, Class BA,
3.000%, 03/25/2045	186,319	192,764
Series 2017-59, Class DC,
3.500%, 05/25/2044	135,557	137,458
Series 2017-90, Class VA,
3.500%, 02/25/2029	250,931	251,731
Series 2018-11, Class BC,
3.750%, 05/25/2044	279,847	281,899
Series 2018-16, Class HA,
3.000%, 07/25/2043	75,795	76,798
Series 2018-19, Class KB,
3.000%, 04/25/2046	198,020	203,998
Series 2018-2, Class HD,
3.000%, 02/25/2047	121,042	124,459
Series 2018-24, Class BA,
3.500%, 09/25/2045	169,132	174,260
Series 2018-38, Class PA,
3.500%, 06/25/2047	43,484	45,367
Series 2018-39, Class FG,
1M US L + 0.25%,
11/25/2033(a)	162,441	163,295
Series 2018-41, Class PZ,
4.000%, 06/25/2048	877,474	995,718
Series 2018-43, Class FE,
1M US L + 0.25%,
09/25/2038(a)	57,163	55,996
Series 2018-45, Class GA,
3.000%, 06/25/2048	84,899	88,737
Series 2018-5, Class JP,
3.000%, 09/25/2047	119,736	120,515
Series 2018-56, Class CH,
3.000%, 08/25/2048	68,003	71,476
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	107,194
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	341,845

See Notes to Financial Statements.

65 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2018-77, Class BA,
3.000%, 04/25/2044	$96,908	$97,409
Series 2018-83, Class LH,
4.000%, 11/25/2048	51,517	54,300
Series 2018-94, Class KD,
3.500%, 12/25/2048	125,489	131,949
Series 2019-10, Class MA,
3.000%, 03/25/2049	206,089	214,371
Series 2019-13, Class MH,
3.000%, 03/25/2049	1,029,229	1,094,739
Series 2019-37, Class AE,
6.000%, 07/25/2043	751,808	758,529
Series 2019-55, Class MQ,
3.500%, 10/25/2049	1,599,360	1,680,221
Series 2019-56, Class CA,
3.000%, 10/25/2042	33,326	33,292
Series 2019-60, Class BF,
1M US L + 0.45%,
10/25/2049(a)	29,712	29,896
Series 2019-65, Class HA,
2.500%, 11/25/2049	301,323	311,471
Series 2020-10, Class B,
3.000%, 03/25/2050	648,969	667,089
Series 2020-11, Class EA,
3.000%, 05/25/2043	155,682	156,556
		48,100,887
Freddie Mac
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	5,700	6,088
Series 1996-1863, Class Z,
6.500%, 07/15/2026	11,868	12,619
Series 1997-1935, Class FK,
1M US L + 0.70%,
02/15/2027(a)	17,939	18,083
Series 1997-1980, Class Z,
7.000%, 07/15/2027	20,251	23,051
Series 1998-2034, Class Z,
6.500%, 02/15/2028	24,425	26,817
Series 1998-2035, Class PC,
6.950%, 03/15/2028	7,212	8,170
Series 1998-2053, Class Z,
6.500%, 04/15/2028	22,950	25,699
Series 1998-2060, Class Z,
6.500%, 05/15/2028	13,875	15,787
Series 1998-2079, Class FA,
1M US L + 0.50%,
07/17/2028(a)	6,334	6,347
Series 1998-2095, Class PE,
6.000%, 11/15/2028	24,456	27,610
Series 1998-2102, Class Z,
6.000%, 12/15/2028	80,863	91,253
Series 1999-2115, Class FB,
1M US L + 0.45%,
01/15/2029(a)	46,430	46,579

	Principal	Value
	Amount	(Note 2)
Series 1999-2126, Class CB,
6.250%, 02/15/2029	$36,830	$41,090
Series 1999-2137, Class TH,
6.500%, 03/15/2029	8,619	9,844
Series 1999-2154, Class PL,
6.500%, 05/15/2029	37,279	42,813
Series 2000-2224, Class CB,
8.000%, 03/15/2030	9,889	11,572
Series 2001-2274,
Class ZM,
6.500%, 01/15/2031	15,569	17,606
Series 2001-2279, Class Z,
6.000%, 01/15/2031	17,120	19,242
Series 2001-2320, Class FI,
1M US L + 0.50%,
09/15/2029(a)	45,199	45,461
Series 2001-2322, Class FV,
1M US L + 0.50%,
06/15/2030(a)	36,554	36,059
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	174,416	205,634
Series 2001-2334, Class KB,
6.500%, 05/15/2028	128,337	144,709
Series 2001-2341, Class FP,
1M US L + 0.90%,
07/15/2031(a)	43,441	44,402
Series 2001-2367, Class FA,
1M US L + 0.525%,
06/15/2031(a)	40,565	40,868
Series 2001-2372, Class F,
1M US L + 0.50%,
10/15/2031(a)	35,152	35,334
Series 2001-2388, Class FR,
1M US L + 0.65%,
06/15/2031(a)	26,990	27,300
Series 2001-2388, Class FB,
1M US L + 0.60%,
01/15/2029(a)	31,412	31,672
Series 2001-2391, Class HF,
1M US L + 0.55%,
06/15/2031(a)	13,920	14,035
Series 2001-2396,
Class FM,
1M US L + 0.45%,
12/15/2031(a)	58,889	59,078
Series 2001-2396, Class FN,
1M US L + 0.65%,
12/15/2031(a)	138,842	141,078
Series 2002-2411, Class F,
1M US L + 0.55%,
02/15/2032(a)	34,284	34,629
Series 2002-2412, Class OF,
1M US L + 0.95%,
12/15/2031(a)	43,025	44,044

See Notes to Financial Statements.

66 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2002-2417, Class FY,
1M US L + 0.60%,
12/15/2031(a)	$13,889	$13,692
Series 2002-2424, Class FY,
1M US L + 0.45%,
03/15/2032(a)	69,642	69,856
Series 2002-2430,
Class WF,
6.500%, 03/15/2032	12,419	14,679
Series 2002-2433, Class FA,
1M US L + 0.95%,
02/15/2032(a)	53,403	54,655
Series 2002-2460, Class FA,
1M US L + 1.00%,
03/15/2032(a)	93,361	95,530
Series 2002-2466, Class FV,
1M US L + 0.55%,
03/15/2032(a)	88,274	89,050
Series 2002-2470, Class EF,
1M US L + 1.00%,
03/15/2032(a)	100,087	101,975
Series 2002-2478, Class FD,
1M US L + 1.00%,
02/15/2032(a)	28,486	28,595
Series 2002-2481, Class FE,
1M US L + 1.00%,
03/15/2032(a)	28,281	28,938
Series 2002-2488, Class FU,
1M US L + 0.60%,
03/15/2032(a)	84,933	84,614
Series 2002-2494, Class F,
1M US L + 1.05%,
06/15/2031(a)	53,889	55,160
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	52,542	57,836
Series 2002-2510, Class FE,
1M US L + 0.40%,
10/15/2032(a)	46,953	47,036
Series 2002-2513, Class AF,
1M US L + 1.00%,
02/15/2032(a)	76,142	77,922
Series 2002-2516, Class FD,
1M US L + 1.00%,
02/15/2032(a)	72,360	74,091
Series 2002-2517, Class FR,
1M US L + 0.35%,
10/15/2032(a)	19,850	19,887
Series 2002-2524, Class DH,
6.000%, 11/15/2032	33,000	39,084
Series 2002-2535,
Class AW,
5.500%, 12/15/2032	16,258	18,471
Series 2002-2538, Class F,
1M US L + 0.60%,
12/15/2032(a)	213,049	216,889

	Principal	Value
	Amount	(Note 2)
Series 2002-2541, Class BL,
5.500%, 12/15/2032	$63,181	$69,924
Series 2003-2554,
Class MN,
5.500%, 01/15/2033	67,162	76,672
Series 2003-2557, Class HL,
5.300%, 01/15/2033	141,993	159,774
Series 2003-2557,
Class NU,
5.250%, 03/15/2032	80,947	90,477
Series 2003-2557,
Class WF,
1M US L + 0.40%,
01/15/2033(a)	46,440	46,615
Series 2003-2568, Class D,
5.500%, 02/15/2033	46,449	51,891
Series 2003-2571, Class FY,
1M US L + 0.75%,
12/15/2032(a)	30,607	31,244
Series 2003-2587,
Class FW,
1M US L + 0.47%,
03/15/2033(a)	66,086	65,965
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	236,764	262,124
Series 2003-2590, Class QY,
3.750%, 04/15/2028	17,986	18,771
Series 2003-2614, Class FV,
1M US L + 1.50%,
05/15/2033(a)	322,404	333,432
Series 2003-2624,
Class QH,
5.000%, 06/15/2033	19,357	21,688
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	183,825	209,249
Series 2003-2627, Class CN,
5.000%, 06/15/2033	53,393	59,876
Series 2003-2631, Class DB,
5.000%, 06/15/2033	148,000	170,319
Series 2003-2647, Class A,
3.250%, 04/15/2032	94,560	101,266
Series 2003-2648,
Class WZ,
5.000%, 07/15/2033	242,457	279,098
Series 2003-2668, Class LH,
5.000%, 09/15/2033	36,064	40,566
Series 2003-2707, Class FH,
1M US L + 0.65%,
04/15/2032(a)	53,711	54,514
Series 2003-2717, Class LH,
5.500%, 12/15/2033	8,602	9,474
Series 2003-2725, Class TA,
4.500%, 12/15/2033	97,000	109,430
Series 2004-2750, Class TC,
5.250%, 02/15/2034	13,208	14,571
See Notes to Financial Statements.

67 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2004-2768,
Class PW,
4.250%, 03/15/2034	$184,753	$195,471
Series 2004-2802,
Class OH,
6.000%, 05/15/2034	32,654	36,615
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	58,257	67,682
Series 2004-2893, Class PE,
5.000%, 11/15/2034	19,327	21,968
Series 2004-2901, Class KB,
5.000%, 12/15/2034	56,599	62,910
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	44,350	48,047
Series 2005-2929, Class PG,
5.000%, 02/15/2035	39,857	45,315
Series 2005-2933, Class HD,
5.500%, 02/15/2035	49,173	55,552
Series 2005-2953, Class PG,
5.500%, 03/15/2035	27,653	32,216
Series 2005-2962, Class KF,
1M US L + 0.20%,
04/15/2035(a)	24,304	24,335
Series 2005-2980, Class QA,
6.000%, 05/15/2035	55,709	64,169
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	84,663
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	59,922	67,799
Series 2005-3028,
Class FM,
1M US L + 0.25%,
09/15/2035(a)	18,274	18,320
Series 2005-3028, Class PG,
5.500%, 09/15/2035	50,396	57,242
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	776,926	832,774
Series 2005-3033,
Class WY,
5.500%, 09/15/2035	75,185	84,969
Series 2005-3036, Class NE,
5.000%, 09/15/2035	150,408	171,924
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	139,345	170,079
Series 2005-3052,
Class WH,
5.500%, 10/15/2035	17,382	19,770
Series 2005-3059,
Class ZM,
5.000%, 02/15/2035	134,899	151,649
Series 2005-3068, Class Z,
5.500%, 11/15/2035	249,822	293,839
Series 2005-3070, Class FT,
1M US L + 0.35%,
11/15/2035(a)	27,047	27,257

	Principal	Value
	Amount	(Note 2)
Series 2005-3072, Class NF,
1M US L + 0.50%,
11/15/2035(a)	$54,056	$53,509
Series 2005-3085, Class FE,
1M US L + 0.80%,
08/15/2035(a)	66,687	68,287
Series 2006-3098, Class PG,
5.000%, 01/15/2036	101,107	115,486
Series 2006-3122,
Class OH,
–%, 03/15/2036(b)	19,544	18,197
Series 2006-3123, Class HT,
5.000%, 03/15/2026	47,012	50,224
Series 2006-3136, Class KF,
1M US L + 0.30%,
04/15/2036(a)	35,894	36,042
Series 2006-3137, Class XP,
6.000%, 04/15/2036	27,802	32,914
Series 2006-3143, Class BC,
5.500%, 02/15/2036	136,369	158,874
Series 2006-3145, Class FN,
1M US L + 0.43%,
04/15/2036(a)	17,379	17,562
Series 2006-3148, Class CY,
6.000%, 04/15/2036	27,898	32,041
Series 2006-3153, Class UG,
1M US L + 0.45%,
05/15/2036(a)	31,148	31,445
Series 2006-3154, Class PN,
5.500%, 05/15/2036	88,155	101,414
Series 2006-3201, Class FL,
1M US L + 0.60%,
08/15/2036(a)	126,887	125,989
Series 2006-3202, Class HF,
1M US L + 0.35%,
08/15/2036(a)	63,549	63,985
Series 2006-3204,
Class ZM,
5.000%, 08/15/2034	141,769	161,131
Series 2006-3206, Class FE,
1M US L + 0.40%,
08/15/2036(a)	69,508	68,603
Series 2006-3236, Class EF,
1M US L + 0.30%,
11/15/2036(a)	17,657	17,341
Series 2006-3237, Class CD,
5.500%, 09/15/2036	198,000	216,813
Series 2006-3237, Class CE,
5.500%, 11/15/2036	59,000	71,859
Series 2006-3249, Class CB,
4.250%, 12/15/2036	439,348	485,918
Series 2007-3262, Class FT,
1M US L + 0.27%,
01/15/2037(a)	76,324	74,692

See Notes to Financial Statements.

68 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2007-3279, Class FB,
1M US L + 0.32%,02/15/2037(a)	$104,113	$102,258
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	81,445	89,287
Series 2007-3301, Class FY,
1M US L + 0.42%, 04/15/2037(a)	31,377	31,751
Series 2007-3311, Class DF,
1M US L + 0.34%, 05/15/2037(a)	158,212	159,335
Series 2007-3312, Class PA,
5.500%, 05/15/2037	25,521	28,887
Series 2007-3316, Class FB,
1M US L + 0.30%, 08/15/2035(a)	47,289	46,509
Series 2007-3349, Class HG,
5.500%, 07/15/2037	26,112	30,206
Series 2007-3361, Class AF,
1M US L + 0.35%, 11/15/2036(a)	106,359	104,619
Series 2007-3367, Class YF,
1M US L + 0.55%, 09/15/2037(a)	24,326	24,150
Series 2007-3368, Class AF,
1M US L + 0.72%, 09/15/2037(a)	89,698	91,364
Series 2007-3378, Class FA,
1M US L + 0.58%, 06/15/2037(a)	43,327	44,095
Series 2007-3380,
Class FM,
1M US L + 0.59%, 10/15/2037(a)	28,814	29,319
Series 2007-3382, Class FG,
1M US L + 0.60%, 11/15/2037(a)	49,892	50,738
Series 2007-3382, Class FL,
1M US L + 0.70%, 11/15/2037(a)	112,094	111,507
Series 2007-3387, Class PF,
1M US L + 0.42%, 11/15/2037(a)	40,341	40,809
Series 2007-3388, Class FJ,
1M US L + 0.70%, 11/15/2037(a)	186,537	190,260
Series 2008-3404, Class DC,
5.500%, 01/15/2038	122,000	140,702
Series 2008-3405, Class PE,
5.000%, 01/15/2038	70,794	81,397
Series 2008-3409, Class DB,
6.000%, 01/15/2038	217,729	256,369
Series 2008-3411, Class FL,
1M US L + 0.70%, 02/15/2038(a)	34,225	34,232

	Principal	Value
	Amount	(Note 2)
Series 2008-3415, Class DF,
1M US L + 0.70%, 08/15/2035(a)	$138,428	$137,801
Series 2008-3415, Class PC,
5.000%, 12/15/2037	47,696	53,932
Series 2008-3415, Class TF,
1M US L + 0.74%, 08/15/2035(a)	68,562	70,102
Series 2008-3469, Class CF,
1M US L + 0.79%, 07/15/2038(a)	105,286	102,722
Series 2009-3536,
Class FM,
1M US L + 1.00%, 05/15/2039(a)	40,969	42,192
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	48,761
Series 2009-3545, Class FA,
1M US L + 0.85%, 06/15/2039(a)	118,877	118,854
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	249,648	288,710
Series 2009-3549, Class FA,
1M US L + 1.20%, 07/15/2039(a)	53,469	54,583
Series 2009-3564, Class NB,
5.000%, 08/15/2039	349,000	395,238
Series 2009-3574, Class D,
5.000%, 09/15/2039	111,655	126,996
Series 2009-3584, Class FA,
1M US L + 0.70%, 12/15/2036(a)	39,763	40,534
Series 2009-3587, Class DA,
4.500%, 10/15/2039	183,274	200,256
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	97,396	87,890
Series 2009-3605, Class BF,
1M US L + 0.86%, 11/15/2039(a)	196,617	201,798
Series 2009-3611, Class FH,
1M US L + 0.75%, 07/15/2034(a)	17,616	18,003
Series 2010-3620, Class EL,
4.000%, 01/15/2030	38,530	41,910
Series 2010-3626,
Class ME,
5.000%, 01/15/2040	405,000	452,959
Series 2010-3631, Class PA,
4.000%, 02/15/2040	181,940	202,559
Series 2010-3653, Class B,
4.500%, 04/15/2030	106,529	117,164
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	116,650	132,587
Series 2010-3664, Class DA,
4.000%, 11/15/2037	146,247	154,497

See Notes to Financial Statements.

69 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2010-3704, Class DC,
4.000%, 11/15/2036	$78,315	$80,949
Series 2010-3737, Class GB,
4.500%, 04/15/2039	58,635	60,422
Series 2010-3747, Class CY,
4.500%, 10/15/2040	400,000	446,710
Series 2010-3762,
Class WP,
4.000%, 12/15/2039	33,126	34,873
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	10,545,454	11,804,279
Series 2010-3770, Class GA,
4.500%, 10/15/2040	360,467	415,626
Series 2011-3792, Class DF,
1M US L + 0.40%, 11/15/2040(a)	34,515	34,354
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	87,624	96,136
Series 2011-3800, Class AF,
1M US L + 0.50%, 02/15/2041(a)	29,484	29,936
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	24,188	28,654
Series 2011-3822, Class FY,
1M US L + 0.40%, 02/15/2033(a)	21,872	22,076
Series 2011-3830, Class NB,
4.500%, 02/15/2039	76,529	79,755
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	625,864	738,134
Series 2011-3843, Class FE,
1M US L + 0.55%, 04/15/2041(a)	66,261	67,453
Series 2011-3852,
Class QN,
27.21053% - 1M US L%,
05/15/2041(a)	72,549	76,489
Series 2011-3852, Class TP,
27.50% - 1M US L%,
05/15/2041(a)	45,422	48,710
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	915,123	1,096,815
Series 2011-3862,
Class MA,
5.000%, 04/15/2041	163,223	181,088
Series 2011-3891, Class BF,
1M US L + 0.55%, 07/15/2041(a)	60,273	61,225
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	173,814	191,795
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	160,313	163,536
Series 2011-3910, Class JG,
2.750%, 12/15/2037	31,287	31,507
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	327,875

	Principal	Value
	Amount	(Note 2)
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	$979,072	$1,126,389
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	301,450	324,040
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	1,068,823	1,129,430
Series 2011-3951, Class JB,
4.000%, 08/15/2041	20,534	20,655
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	1,058,001	1,107,444
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	247,085	258,424
Series 2011-3959,
Class MB,
4.500%, 11/15/2041	44,199	51,646
Series 2011-3962, Class FB,
1M US L + 0.50%, 10/15/2039(a)	14,194	14,220
Series 2011-3963, Class JB,
4.500%, 11/15/2041	150,000	164,775
Series 2011-3969, Class JP,
4.500%, 09/15/2041	82,620	88,616
Series 2011-3970, Class HA,
3.000%, 02/15/2026	5,648	5,666
Series 2012-3979, Class GA,
3.500%, 05/15/2030	9,109	9,153
Series 2012-3984, Class DF,
1M US L + 0.55%, 01/15/2042(a)	57,642	57,096
Series 2012-3989, Class JW,
3.500%, 01/15/2042	255,000	276,573
Series 2012-3997, Class EB,
3.500%, 12/15/2041	47,813	46,976
Series 2012-3997, Class EC,
3.500%, 02/15/2042	124,000	126,441
Series 2012-3997, Class FQ,
1M US L + 0.50%, 02/15/2042(a)	62,993	63,654
Series 2012-4001,
Class FM,
1M US L + 0.50%, 02/15/2042(a)	40,877	40,334
Series 2012-4011, Class DB,
4.000%, 09/15/2041	239,854	264,046
Series 2012-4012, Class GC,
3.500%, 06/15/2040	63,000	66,102
Series 2012-4012, Class GJ,
2.500%, 06/15/2038	15,674	15,715
Series 2012-4012, Class NF,
1M US L + 0.45%, 12/15/2038(a)	12,682	12,708
Series 2012-4020, Class PG,
2.500%, 03/15/2027	18,193	18,948
Series 2012-4037, Class CA,
3.000%, 04/15/2027	52,237	56,624

See Notes to Financial Statements.

70 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2012-4039, Class LT,
3.500%, 05/15/2042	$113,000	$114,808
Series 2012-4050, Class ND,
2.500%, 09/15/2041	73,066	74,750
Series 2012-4062,
Class MZ,
3.500%, 06/15/2042	136,168	142,227
Series 2012-4064, Class AY,
3.000%, 06/15/2027	48,000	51,844
Series 2012-4068, Class PE,
3.000%, 06/15/2042	224,000	237,027
Series 2012-4075, Class PB,
3.000%, 07/15/2042	42,000	44,747
Series 2012-4076,
Class MV,
3.000%, 04/15/2031	69,000	73,261
Series 2012-4094,
Class CW,
2.000%, 08/15/2042	429,165	443,766
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	24,581
Series 2012-4097, Class UF,
1M US L + 0.35%, 08/15/2032(a)	84,776	84,569
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	43,917	44,999
Series 2012-4120, Class TC,
1.500%, 10/15/2027	15,677	15,949
Series 2012-4122, Class BA,
3.113%, 05/15/2040	238,278	250,189
Series 2012-4133, Class TA,
3.000%, 11/15/2042	538,937	493,464
Series 2012-4141, Class PL,
2.500%, 12/15/2042	100,000	97,003
Series 2013-4160, Class HB,
2.500%, 12/15/2032	32,267	33,386
Series 2013-4170,
Class FW,
1M US L + 0.95%, 01/15/2033(a)	39,307	39,780
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	51,867
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	479,274
Series 2013-4189,
Class MD,
3.000%, 06/15/2033	35,241	35,492
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	81,843	83,647
Series 2013-4218, Class DG,
2.500%, 07/15/2042	255,492	265,955
Series 2013-4218, Class KB,
2.250%, 11/15/2039	45,273	45,433
Series 2013-4220, Class EH,
2.500%, 06/15/2028	69,358	72,061

	Principal	Value
	Amount	(Note 2)
Series 2013-4231, Class FD,
1M US L + 0.35%, 10/15/2032(a)	$23,328	$23,051
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	541,014
Series 2013-4257, Class A,
2.500%, 10/15/2027	57,334	58,864
Series 2013-4259,
Class MG,
3.000%, 08/15/2041	45,739	46,561
Series 2013-4265, Class FD,
1M US L + 0.40%, 01/15/2035(a)	89,432	90,216
Series 2014-4293,
Class NM,
4.500%, 06/15/2043	48,225	52,142
Series 2014-4294, Class PF,
1M US L + 0.40%, 01/15/2044(a)	22,723	22,906
Series 2014-4301, Class U,
3.500%, 07/15/2032	94,574	98,867
Series 2014-4302, Class DA,
3.000%, 07/15/2039	119,099	119,968
Series 2014-4305,
Class MA,
3.000%, 08/15/2038	192,383	192,658
Series 2014-4320, Class AP,
3.500%, 07/15/2039	184,683	198,216
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	610,248
Series 2014-4333, Class PB,
2.500%, 10/15/2043	102,513	103,992
Series 2014-4337, Class VJ,
3.500%, 06/15/2027	31,489	32,152
Series 2014-4368, Class BE,
2.500%, 05/15/2031	143,865	145,198
Series 2014-4370, Class AC,
3.000%, 08/15/2037	111,014	111,265
Series 2014-4370, Class PC,
2.500%, 09/15/2041	93,799	95,962
Series 2015-4459, Class CA,
5.000%, 12/15/2034	38,229	42,242
Series 2015-4461, Class EA,
2.000%, 07/15/2037	146,210	150,116
Series 2015-4470, Class AQ,
3.000%, 06/15/2041	102,593	104,315
Series 2015-4498, Class JA,
2.500%, 04/15/2037	174,270	178,131
Series 2015-4504, Class DN,
3.000%, 10/15/2040	29,618	29,753
Series 2015-4531, Class PA,
3.500%, 05/15/2043	135,132	139,669
Series 2016-4555, Class CP,
3.000%, 04/15/2045	1,021,577	1,067,174
Series 2016-4564, Class QA,
3.000%, 07/15/2029	99,743	103,416

See Notes to Financial Statements.

71 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2016-4590, Class AK,
3.500%, 08/15/2027	$119,849	$126,928
Series 2016-4594, Class JD,
3.000%, 12/15/2042	31,000	30,413
Series 2016-4630, Class EA,
3.000%, 09/15/2041	259,149	263,710
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(c)	643,919	676,569
Series 2017-4646, Class D,
3.500%, 01/15/2042	68,562	68,908
Series 2017-4655, Class HA,
3.500%, 01/15/2042	77,898	77,952
Series 2017-4655, Class LA,
3.500%, 03/15/2042	55,870	55,963
Series 2017-4655, Class KA,
3.500%, 03/15/2042	19,211	19,243
Series 2017-4660, Class B,
3.000%, 04/15/2040	75,352	75,709
Series 2017-4661, Class CT,
3.000%, 04/15/2042	827,809	835,088
Series 2017-4664, Class LC,
3.500%, 09/15/2040	112,893	113,848
Series 2017-4664, Class UE,
3.000%, 05/15/2043	319,768	327,425
Series 2017-4667, Class EJ,
3.000%, 04/15/2042	48,121	48,241
Series 2017-4672,
Class QD,
3.000%, 08/15/2045	213,521	218,215
Series 2017-4673, Class KA,
3.500%, 08/15/2042	453,516	456,137
Series 2017-4705, Class A,
4.500%, 09/15/2042	62,124	64,038
Series 2017-4710, Class PA,
3.000%, 04/15/2045	289,004	298,498
Series 2018-4764,
Class MA,
3.500%, 07/15/2043	445,017	447,509
Series 2018-4766, Class GD,
3.500%, 03/15/2044	5,270	5,316
Series 2018-4767, Class CA,
4.000%, 11/15/2045	140,103	143,927
Series 2018-4767, Class Z,
3.000%, 12/15/2047	34,085	33,558
Series 2018-4787, Class PY,
4.000%, 05/15/2048	104,811	112,379
Series 2018-4800, Class JA,
3.500%, 03/15/2047	513,552	522,423
Series 2018-4821, Class VA,
4.000%, 10/15/2029	119,965	127,647
Series 2018-4825, Class VA,
4.000%, 05/15/2029	102,557	103,578
Series 2018-4830, Class DA,
4.500%, 11/15/2044	4,163	4,161

	Principal	Value
	Amount	(Note 2)
Series 2018-4839, Class AE,
4.000%, 04/15/2051	$438,146	$480,810
Series 2018-4840, Class BD,
4.000%, 07/15/2044	29,800	29,946
Series 2018-4846, Class PA,
4.000%, 06/15/2047	39,919	41,473
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	76,100	81,250
Series 2019-4924, Class GA,
3.000%, 08/25/2043	2,242,708	2,255,424
Series 2019-4927, Class GA,
3.000%, 12/25/2043	235,296	236,644
Series 2020-4949, Class EA,
3.000%, 08/25/2035	983,451	995,793
Series 3588, Class CW,
2.540%, 10/25/2037(a)	459,630	470,876
		53,206,052
Freddie Mac Whole Loan
Securities Trust 2017-SC02
Series 2017-SC02,
Class 1A1,
3.000%, 05/25/2047	69,043	69,300

Ginnie Mae
Series 2002-72, Class FB,
1M US L + 0.40%, 10/20/2032(a)	46,143	46,129
Series 2003-23, Class F,
1M US L + 0.45%, 12/16/2029(a)	53,174	53,185
Series 2003-25, Class FC,
1M US L + 0.40%, 08/26/2023(a)	132,648	132,916
Series 2003-42, Class FE,
1M US L + 0.40%, 01/16/2030(a)	32,076	32,081
Series 2003-98, Class FY,
1M US L + 0.35%, 09/20/2033(a)	65,732	65,898
Series 2004-1, Class TE,
5.000%, 06/20/2033	37,550	41,064
Series 2004-15, Class AY,
5.500%, 02/20/2034	133,352	143,533
Series 2004-26, Class ED,
5.500%, 04/16/2034	104,139	114,548
Series 2004-34, Class QL,
5.500%, 05/16/2034	89,000	104,227
Series 2004-55, Class MC,
5.500%, 07/20/2034	47,774	52,957
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,288,444	1,491,757
Series 2004-87, Class BC,
4.500%, 10/20/2034	21,674	22,949
Series 2005-11, Class PL,
5.000%, 02/20/2035	50,218	55,433

See Notes to Financial Statements.

72 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2005-13, Class NB,
5.000%, 02/20/2035	$18,396	$20,177
Series 2005-13, Class BG,
5.000%, 02/20/2035	244,034	268,774
Series 2005-3, Class QB,
5.000%, 01/16/2035	146,757	161,209
Series 2005-3, Class JM,
4.750%, 01/20/2035	89,569	99,385
Series 2005-3, Class OC,
5.000%, 01/20/2035	242,840	263,869
Series 2005-3, Class JL,
5.000%, 12/16/2034	100,000	111,940
Series 2005-45, Class BF,
1M US L + 0.30%, 06/20/2035(a)	54,533	53,333
Series 2005-49, Class B,
5.500%, 06/20/2035	73,197	81,584
Series 2005-51, Class DC,
5.000%, 07/20/2035	182,666	198,670
Series 2005-56, Class BD,
5.000%, 07/20/2035	59,729	67,612
Series 2005-56, Class JA,
5.000%, 05/17/2035	21,430	23,761
Series 2005-69, Class WD,
5.000%, 05/18/2035	72,955	78,934
Series 2005-73, Class PH,
5.000%, 09/20/2035	162,000	174,983
Series 2005-92, Class PB,
6.000%, 12/20/2035	59,377	68,819
Series 2006-10, Class PB,
5.500%, 03/20/2036	66,100	75,837
Series 2006-38, Class OH,
6.500%, 08/20/2036	28,000	33,288
Series 2007-18, Class B,
5.500%, 05/20/2035	125,389	141,169
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	159,593
Series 2007-35, Class TE,
6.000%, 06/20/2037	163,518	188,002
Series 2007-35, Class NE,
6.000%, 06/16/2037	70,779	81,555
Series 2007-40, Class FY,
1M US L + 0.33%, 07/16/2037(a)	56,913	56,422
Series 2007-44, Class PH,
6.000%, 07/20/2037	131,330	147,924
Series 2007-57, Class Z,
5.500%, 10/20/2037	545,381	675,122
Series 2007-6, Class LE,
5.500%, 02/20/2037	73,855	83,237
Series 2007-7, Class PG,
5.000%, 02/16/2037	41,061	45,087
Series 2007-79, Class FC,
1M US L + 0.44%, 12/20/2037(a)	179,908	176,805

	Principal	Value
	Amount	(Note 2)
Series 2008-13, Class FB,
1M US L + 0.50%, 02/20/2038(a)	$37,265	$36,755
Series 2008-20, Class CE,
5.500%, 06/16/2037	100,000	113,429
Series 2008-31, Class PC,
5.500%, 04/20/2038	81,256	89,647
Series 2008-33, Class PB,
5.500%, 04/20/2038	60,077	68,008
Series 2008-37, Class L,
6.000%, 04/20/2038	56,636	63,937
Series 2008-38, Class PL,
5.500%, 05/20/2038	85,129	94,395
Series 2008-38, Class PN,
5.500%, 05/20/2038	60,670	68,847
Series 2008-38, Class BG,
5.000%, 05/16/2038	55,601	60,570
Series 2008-40, Class PL,
5.250%, 05/16/2038	100,000	123,635
Series 2008-41, Class PE,
5.500%, 05/20/2038	85,388	94,821
Series 2008-47, Class ML,
5.250%, 06/16/2038	40,359	44,868
Series 2008-49, Class PB,
4.750%, 06/20/2038	42,165	46,598
Series 2008-50, Class KB,
6.000%, 06/20/2038	275,181	310,030
Series 2008-51, Class FG,
1M US L + 0.77%, 06/16/2038(a)	89,535	88,880
Series 2008-51, Class PH,
5.250%, 06/20/2038	68,998	76,883
Series 2008-55, Class PL,
5.500%, 06/20/2038	45,947	50,732
Series 2008-58, Class PE,
5.500%, 07/16/2038	129,845	147,621
Series 2008-60, Class JP,
5.500%, 07/20/2038	78,000	89,956
Series 2008-60, Class JN,
5.500%, 07/20/2038	176,076	198,031
Series 2008-65, Class PG,
6.000%, 08/20/2038	205,372	232,470
Series 2008-66, Class FN,
1M US L + 0.95%, 08/20/2038(a)	73,054	74,351
Series 2008-7, Class PQ,
5.000%, 02/20/2038	115,674	126,754
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	67,108
Series 2008-77, Class FC,
1M US L + 0.70%, 09/20/2038(a)	74,160	75,031
Series 2008-85, Class PG,
5.250%, 10/20/2038	50,204	50,642

See Notes to Financial Statements.

73 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2008-89, Class JD,
6.000%, 08/20/2038	$25,304	$28,074
Series 2008-89, Class JC,
5.500%, 08/20/2038	64,501	71,008
Series 2008-9, Class FA,
1M US L + 0.50%, 02/20/2038(a)	25,861	26,105
Series 2009-1, Class FA,
1M US L + 1.05%, 01/20/2039(a)	103,811	105,996
Series 2009-10, Class PH,
4.500%, 02/20/2039	30,000	33,352
Series 2009-10, Class NB,
5.000%, 02/16/2039	110,038	122,029
Series 2009-118, Class PY,
5.000%, 12/16/2039	34,648	39,394
Series 2009-12, Class NB,
5.000%, 03/20/2039	86,825	96,432
Series 2009-13, Class E,
4.500%, 03/16/2039	141,827	157,152
Series 2009-15, Class FM,
1M US L + 1.04%, 03/20/2039(a)	89,021	90,628
Series 2009-24, Class WB,
5.000%, 03/20/2039	164,002	182,303
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	348,210
Series 2009-47, Class LT,
5.000%, 06/20/2039	142,923	156,193
Series 2009-55, Class FN,
1M US L + 1.00%, 07/20/2039(a)	36,649	37,332
Series 2009-58, Class PA,
4.500%, 07/20/2039	135,226	149,266
Series 2009-61, Class AP,
4.000%, 08/20/2039	65,401	70,662
Series 2009-61, Class MP,
5.000%, 08/20/2039	59,519	65,983
Series 2009-65, Class QM,
3.500%, 12/20/2038	21,018	21,524
Series 2009-69, Class PH,
5.500%, 08/16/2039	82,000	96,887
Series 2009-75, Class GZ,
4.500%, 09/20/2039	158,147	173,962
Series 2009-76, Class JB,
4.500%, 07/20/2039	48,917	51,053
Series 2009-83, Class TF,
1M US L + 0.90%, 08/20/2039(a)	45,925	46,788
Series 2009-94, Class FA,
1M US L + 0.70%, 10/16/2039(a)	98,263	97,561
Series 2010-111, Class FA,
1M US L + 0.35%, 09/20/2040(a)	72,998	71,569

	Principal Amount	Value (Note 2)
Series 2010-14, Class HA,
4.500%, 02/16/2040	$220,240	$245,275
Series 2010-14, Class A,
4.500%, 06/16/2039	16,194	16,898
Series 2010-157, Class OP,
–%, 12/20/2040(b)	15,465	13,757
Series 2010-167, Class WL,
4.500%, 09/20/2040	305,000	341,053
Series 2010-169, Class JZ,
4.000%, 12/20/2040	415,559	434,477
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	119,474
Series 2010-25, Class BL,
4.250%, 10/16/2039	61,130	62,887
Series 2010-62, Class AF,
1M US L + 0.45%, 04/16/2034(a)	40,148	40,291
Series 2010-76, Class NC,
4.500%, 06/20/2040	156,000	165,246
Series 2010-84, Class YB,
4.000%, 07/20/2040	25,854	27,606
Series 2010-H01, Class FA,
1M US L + 0.82%, 01/20/2060(a)	51,122	51,653
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	247,274	251,015
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	265,622	265,915
Series 2010-H22, Class FE,
1M US L + 0.35%, 05/20/2059(a)	13,923	13,933
Series 2010-H27, Class FA,
1M US L + 0.38%, 12/20/2060(a)	67,677	67,842
Series 2011-100, Class MY,
4.000%, 07/20/2041	156,528	172,376
Series 2011-128, Class MD,
4.000%, 10/20/2040	140,000	148,282
Series 2011-19, Class MG,
3.000%, 06/16/2040	3,333	3,360
Series 2011-43, Class ZQ,
5.500%, 01/16/2033	98,787	106,045
Series 2011-59, Class QC,
4.000%, 12/20/2040	132,987	137,993
Series 2011-66, Class UA,
4.000%, 05/16/2041	156,712	164,761
Series 2011-71, Class ZC,
5.500%, 07/16/2034	212,789	238,737
Series 2011-97, Class WA,
6.112%, 11/20/2038(a)	65,333	74,760
Series 2011-H01, Class AF,
1M US L + 0.45%, 11/20/2060(a)	264,284	265,320

See Notes to Financial Statements.

74 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-H02, Class BA,
4.450%, 02/20/2061(a)	$18,815	$19,080
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	145,946	146,633
Series 2011-H11, Class FA,
1M US L + 0.50%, 03/20/2061(a)	94,349	94,833
Series 2011-H15, Class FA,
1M US L + 0.45%, 06/20/2061(a)	67,102	67,358
Series 2012-32, Class PE,
3.500%, 03/16/2042	80,000	87,857
Series 2012-36, Class MA,
3.000%, 06/20/2039	23,246	23,329
Series 2012-38, Class PL,
3.250%, 01/20/2041	100,000	102,016
Series 2012-47, Class VA,
3.500%, 07/20/2023	138,080	138,946
Series 2012-51, Class VM,
3.500%, 04/16/2025	107,083	112,358
Series 2012-68, Class GE,
3.000%, 05/20/2042	17,199	17,151
Series 2012-76, Class GF,
1M US L + 0.30%, 06/16/2042(a)	18,630	18,672
Series 2012-84, Class YC,
2.500%, 07/20/2042	17,866	16,583
Series 2012-H08, Class FC,
1M US L + 0.57%, 04/20/2062(a)	751,948	756,303
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	212,733	213,937
Series 2012-H20, Class PT,
0.941%, 07/20/2062(a)	104,855	104,742
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	1,840	1,856
Series 2013-100, Class MA,
3.500%, 02/20/2043	107,174	110,473
Series 2013-115, Class PM,
4.000%, 08/20/2043	400,000	442,016
Series 2013-151, Class VA,
3.000%, 08/20/2043	192,126	194,292
Series 2013-22, Class GB,
2.500%, 08/20/2042	120,000	119,594
Series 2013-69, Class NA,
2.000%, 09/20/2042	189,019	190,791
Series 2013-98, Class KF,
1M US L + 0.30%, 11/20/2041(a)	28,138	28,175
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	104,401	102,384

	Principal Amount	Value (Note 2)
Series 2013-H01, Class FA,
1.650%, 01/20/2063	$14,816	$14,844
Series 2013-H04, Class BA,
1.650%, 02/20/2063	31,869	31,957
Series 2013-H09, Class HA,
1.650%, 04/20/2063	45,126	45,295
Series 2013-H18, Class EA,
1M US L + 0.50%, 07/20/2063(a)	107,301	107,721
Series 2014-53, Class JM,
7.080%, 04/20/2039(a)	352,164	414,358
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	54,986
Series 2014-H10, Class TA,
1M US L + 0.60%, 04/20/2064(a)	397,266	401,529
Series 2014-H15, Class FA,
1M US L + 0.50%, 07/20/2064(a)	27,358	27,562
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	514,649	501,654
Series 2015-190, Class LE,
3.500%, 06/20/2045	94,750	96,648
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	33,570
Series 2015-65, Class MA,
3.000%, 12/20/2043	89,926	90,399
Series 2015-84, Class QA,
3.500%, 06/20/2045	497,326	526,726
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	282,932	279,014
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	111,238	112,308
Series 2015-H15, Class FC,
1M US L + 0.58%, 06/20/2065(a)	154,481	152,220
Series 2015-H22, Class FC,
1M US L + 0.60%, 09/20/2065(a)	63,461	64,131
Series 2015-H26, Class FA,
1M US L + 0.52%, 10/20/2065(a)	66,558	67,109
Series 2015-H26, Class FG,
1M US L + 0.52%, 10/20/2065(a)	333,359	334,705
Series 2015-H29, Class FA,
1M US L + 0.70%, 10/20/2065(a)	17,288	17,348
Series 2015-H30, Class FE,
1M US L + 0.60%, 11/20/2065(a)	68,867	69,629

See Notes to Financial Statements.

75 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2015-H31, Class FT,
1M US L + 0.65%, 11/20/2065(a)	$118,671	$119,119
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	239,615	242,681
Series 2016-116, Class GV,
3.000%, 05/20/2026	55,880	59,052
Series 2016-120, Class KA,
2.000%, 09/20/2046	12,670	12,562
Series 2016-82, Class BA,
3.000%, 09/20/2045	278,854	284,415
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	208,116	212,145
Series 2016-H08, Class FT,
1M US L + 0.72%, 02/20/2066(a)	489,293	493,029
Series 2016-H11, Class F,
1M US L + 0.80%, 05/20/2066(a)	707,948	720,193
Series 2016-H13, Class FT,
1M US L + 0.58%, 05/20/2066(a)	41,631	41,797
Series 2016-H14, Class FA,
1M US L + 0.80%, 06/20/2066(a)	183,057	186,254
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	780,508	793,379
Series 2016-H17, Class FK,
1M US L + 0.85%, 07/20/2066(a)	107,976	110,095
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	220,215	224,396
Series 2016-H20, Class PT,
3.186%, 09/20/2066(a)	730,532	781,061
Series 2016-H23, Class F,
1M US L + 0.75%, 10/20/2066(a)	279,126	283,567
Series 2016-H24, Class FG,
1M US L + 0.75%, 10/20/2066(a)	395,746	392,170
Series 2017-150, Class JE,
3.000%, 07/20/2047	193,728	199,981
Series 2017-36, Class MJ,
3.000%, 03/20/2047	102,022	107,558
Series 2017-56, Class AZ,
3.000%, 04/20/2047	107,697	113,034
Series 2017-73, Class JT,
2.750%, 09/20/2046	94,498	97,451
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	119,430	120,383

	Principal Amount	Value (Note 2)
Series 2017-H15, Class FC,
1M US L + 0.47%, 06/20/2067(a)	$321,664	$315,594
Series 2017-H17, Class FG,
1M US L + 0.50%, 08/20/2067(a)	52,327	52,598
Series 2018-36, Class CZ,
4.000%, 03/20/2048	251,333	278,407
Series 2018-37, Class C,
2.500%, 01/20/2046	326,740	346,467
Series 2019-111, Class TE,
2.000%, 09/20/2049	164,916	169,165
Series 2019-29, Class JB,
4.500%, 12/20/2046	391,989	399,042
Series 2019-61, Class K,
3.500%, 07/20/2048	73,899	74,848
Series 2020-125, Class GA,
2.500%, 03/20/2050	745,335	770,097
Series 2020-125, Class GC,
2.500%, 08/20/2050	203,045	204,874
Series 2020-32, Class UM,
2.500%, 03/20/2050	2,711,973	2,815,787
Series 2020-5, Class LC,
3.500%, 10/20/2049	532,855	549,466
Series 2020-61, Class AB,
3.000%, 05/20/2048	623,416	640,940
Series 2020-62, Class PD,
3.000%, 05/20/2050	1,092,491	1,125,302
Series 2020-98, Class CE,
3.000%, 07/20/2050	3,992,164	4,127,410
		38,173,597
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $137,700,114)		139,549,836

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (3.21%)
Fannie Mae-Aces
Series 2013-M6, Class 1AC,
3.534%, 02/25/2043(a)	19,009,088	21,091,903
Series 2016-M3,
Class ASQ2,
2.263%, 02/25/2023	44,488	44,779
Series 2017-M15, Class A1,
3.058%, 09/25/2027(a)	4,343,589	4,672,552
Series 2018-M12, Class A1,
3.546%, 08/25/2030	4,687,534	5,239,107
Series 2018-M13, Class A1,
3.820%, 03/25/2030(a)	3,961,842	4,489,620
Series 2018-M8, Class A1,
3.436%, 06/25/2028(a)	7,304,763	8,059,238
Series 2019-M10, Class A1,
2.000%, 04/25/2030	1,725,627	1,792,973

See Notes to Financial Statements.

76 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2019-M14, Class A1,
2.304%, 06/25/2029 $	159,271	$167,780
Series 2019-M24,
Class 2XA,
1.276%, 03/25/2031(a)(d)	2,347,651	217,889
Series 2020-M10, Class X1,
1.922%, 12/25/2030(a)(d)	808,906	106,460
Series 2020-M10, Class X4,
0.965%, 07/25/2032(a)(d)	56,005,017	4,200,208
Series 2020-M13, Class X2,
1.402%, 09/25/2030(a)(d)	2,422,709	206,558
		50,289,067
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2014-KF05, Class A,
1M US L + 0.35%, 09/25/2021(a)	345,845	345,928
Series 2018-J19L, Class AFL,
1M US L + 0.23%, 11/25/2027(a)	242,490	241,670
Series 2019-KLU2, Class X1,
1.166%, 08/25/2029(a)	63,499,402	4,453,677
		5,041,275
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $55,157,652)		55,330,342

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (5.95%)
Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	422,219	421,974
Series 2005-843080,
6.000%, 12/01/2034	132,893	144,216
Series 2007-943003,
5.500%, 08/01/2047	94,041	102,227
Series 2009-463331,
5.250%, 08/01/2029	655,641	753,646
Series 2009-930895,
4.500%, 03/01/2039	188,838	203,595
Series 2009-931707,
4.500%, 08/01/2039	120,164	130,711
Series 2009-958348,
5.440%, 04/01/2027	140,583	155,829
Series 2009-958878,
5.750%, 07/01/2027	1,387,979	1,548,635
Series 2010-466566,
4.270%, 11/01/2025	248,519	278,462
Series 2011-467068,
6.130%, 01/01/2026	1,568,854	1,855,133
Series 2011-468477,
4.590%, 08/01/2026	417,132	463,206

	Principal Amount	Value (Note 2)
Series 2011-469013,
5.470%, 08/01/2026	$1,036,016	$1,200,405
Series 2011-AH9290,
4.000%, 04/01/2041	50,370	53,326
Series 2012-470020,
4.200%, 01/01/2030	1,606,412	1,861,318
Series 2012-AM0279,
3.210%, 08/01/2027	304,499	313,913
Series 2012-AM1387,
3.260%, 11/01/2032	124,169	136,028
Series 2012-MA1214,
3.000%, 10/01/2042	1,093,638	1,132,737
Series 2013-AM 4236,
3.940%, 08/01/2025	224,885	250,720
Series 2013-AM3154,
3.250%, 05/01/2028	370,865	402,858
Series 2013-AM3162,
3.000%, 04/01/2025	770,528	797,809
Series 2013-AM4329,
3.870%, 10/01/2025	201,797	225,352
Series 2013-AM4781,
4.180%, 11/01/2028	1,246,418	1,424,397
Series 2013-AM4991,
3.970%, 12/01/2025	166,020	186,153
Series 2013-AR2289,
3.000%, 02/01/2033	328,646	347,709
Series 2013-AT9663,
2.500%, 07/01/2043	606,034	628,323
Series 2013-MA1586,
3.000%, 08/01/2043	232,421	249,373
Series 2014-AM4198,
3.550%, 03/01/2024	97,938	105,563
Series 2014-AM5473,
3.760%, 03/01/2024	545,000	591,552
Series 2014-AM7274,
3.000%, 12/01/2024	1,200,000	1,220,333
Series 2015-AM8666,
2.960%, 06/01/2030	183,015	194,705
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	811,149
Series 2015-AM9173,
3.110%, 06/01/2027	247,288	248,045
Series 2015-AM9830,
3.190%, 09/01/2027	364,040	390,420
Series 2016-AL8405,
4.500%, 05/01/2041	251,637	273,554
Series 2016-AN0665,
3.070%, 02/01/2026	198,066	215,859
Series 2016-AN0774,
3.210%, 01/01/2026	180,699	197,324
Series 2016-AN2228,
2.520%, 08/01/2026	190,000	200,656
Series 2016-AN3542,
3.410%, 11/01/2046	369,764	400,357

See Notes to Financial Statements.

77 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2016-AN3749,
2.520%, 12/01/2026	$469,470	$498,278
Series 2016-BC0943,
3.500%, 05/01/2046	471,965	519,197
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	93,765
Series 2017-AN4469,
3.640%, 01/01/2029	701,964	794,135
Series 2017-AN4529,
3.620%, 01/01/2027	843,271	945,708
Series 2017-AN4606,
3.510%, 02/01/2027	805,534	883,861
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	105,464
Series 2017-AN5279,
3.340%, 04/01/2029	467,486	469,063
Series 2017-AN5742,
3.190%, 05/01/2030	141,049	155,222
Series 2017-AN5796,
3.030%, 06/01/2027	220,000	237,887
Series 2017-AN6304,
3.100%, 10/01/2027	275,000	302,532
Series 2017-AN6670,
3.210%, 09/01/2027	1,952,471	2,052,954
Series 2017-AN7060,
2.930%, 10/01/2027	1,630,000	1,760,350
Series 2017-AN7234,
3.010%, 12/01/2027	1,000,000	1,079,733
Series 2017-AN7384,
2.880%, 12/01/2027	49,717	54,128
Series 2017-AN7547,
3.370%, 11/01/2027	1,129,444	1,187,568
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	255,524
Series 2017-CA0522,
3.000%, 10/01/2047	528,214	545,326
Series 2018-109435,
3.890%, 08/01/2028	1,926,999	2,154,948
Series 2018-109741,
3.730%, 11/01/2025	11,350,000	12,318,329
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,862,567
Series 2018-387853,
3.455%, 08/01/2025	175,000	184,203
Series 2018-387904,
3.840%, 08/01/2028	685,570	788,352
Series 2018-387905,
3.600%, 01/01/2027	739,737	826,155
Series 2018-387983,
3.630%, 08/01/2028	2,000,000	2,227,227
Series 2018-AN8198,
3.140%, 01/01/2028	300,000	326,968
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	109,121

	Principal Amount	Value (Note 2)
Series 2018-AN8486,
3.330%, 04/01/2030	$333,457	$371,052
Series 2018-AN8493,
3.300%, 02/01/2030	434,684	472,776
Series 2018-AN8982,
3.440%, 05/01/2028	1,000,000	1,101,507
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	146,005
Series 2018-AN924,
4.210%, 05/01/2033	641,566	713,221
Series 2018-AN9354,
3.640%, 06/01/2028	1,565,000	1,738,562
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	543,752
Series 2018-BI0404,
4.100%, 11/01/2028	3,971,826	4,434,634
Series 2018-BL0119,
4.090%, 11/01/2026	792,120	902,259
Series 2018-BL0212,
3.820%, 07/01/2027	44,627	50,458
Series 2018-BL0550,
3.770%, 11/01/2028	660,000	758,061
Series 2018-BL0907,
3.880%, 12/01/2028	450,000	518,719
Series 2019-BI2928,
3.410%, 07/01/2027	835,207	928,009
Series 2019-BL1188,
3.480%, 02/01/2026	200,000	220,907
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,565,731
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	763,372
Series 2019-BL1567,
3.590%, 02/01/2029	1,775,000	1,976,359
Series 2019-BL1596,
3.480%, 03/01/2029	169,299	191,133
Series 2019-BL2236,
3.640%, 10/01/2029	1,100,000	1,230,825
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	176,620
Series 2019-BL2460,
3.400%, 05/01/2029	592,818	645,081
Series 2019-BL3182,
2.980%, 07/01/2029	257,363	279,044
Series 2019-BM6011,
3.357%, 11/01/2026(a)	169,227	181,619
Series 2019-BM6152,
3.500%, 06/01/2044	1,796,685	1,976,915
Series 2019-MA3784,
3.500%, 09/01/2049	5,054,932	5,292,155
		81,034,913
Freddie Mac Gold Pool
Series 2013-G80393,
5.000%, 08/20/2036	189,325	210,578

See Notes to Financial Statements.

78 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2013-T65180,
3.000%, 11/01/2043	$193,698	$201,312
Series 2015-U49046,
4.000%, 02/01/2029	112,430	121,233
		533,123
Freddie Mac Pool
Series 2005-002936,
Class FC,
1M US L + 0.40%, 03/15/2029(a)	30,022	30,199
Series 2017-WN2000,
2.700%, 08/01/2023	10,700,000	10,837,266
		10,867,465
Ginnie Mae II Pool
Series 2012-,
3.500%, 03/20/2042	550,236	579,057
Series 2012-5302+,
3.500%, 02/20/2042	398,947	419,789
Series 2013-,
3.250%, 04/20/2033	453,106	478,902
3.500%, 04/20/2043	432,269	452,806
Series 2013-MA1149,
3.000%, 07/20/2043	22,033	22,828
Series 2016-MA3588,
3.500%, 04/20/2046	643,110	672,855
Series 2016-MA3793,
3.500%, 07/20/2046	1,649,885	1,726,161
Series 2016-MA3865,
3.500%, 08/20/2046	1,493,059	1,562,090
Series 2019-784688,
5.000%, 02/20/2049	3,331,851	3,670,882
Series 2019-MA5864,
3.000%, 04/20/2049	114,220	117,758
Series 2019-MA5920,
3.000%, 05/20/2049	66,779	68,847
Series 2019-MA5936,
6.500%, 05/20/2049	101,873	120,079
		9,892,054
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $101,380,525)		102,327,555

CORPORATE BONDS (57.04%)
Aerospace & Defense (2.57%)
Boeing Co.
4.51%, 05/01/2023	6,490,000	6,932,772
L3Harris Technologies, Inc.
3.85%, 12/15/2026	3,544,000	3,963,763
Teledyne Technologies, Inc.
0.65%, 04/01/2023	4,985,000	4,983,982
0.95%, 04/01/2024	4,985,000	4,986,912
1.60%, 04/01/2026	7,975,000	8,005,588
2.25%, 04/01/2028	9,970,000	10,025,751
TransDigm, Inc.
6.25%, 03/15/2026(e)	5,000,000	5,300,000
Total Aerospace & Defense		44,198,768

	Principal Amount	Value (Note 2)
Airlines (1.42%)
Alaska Airlines 2020-1 Class A
Pass Through Trust
4.80%, 08/15/2027(e)	$5,764,835	$6,379,055
Alaska Airlines 2020-1 Class B
Pass Through Trust
8.00%, 08/15/2025(e)	4,194,020	4,697,708
British Airways 2020-1 Class A
Pass Through Trust
4.25%, 11/15/2032(e)	1,348,320	1,435,154
Southwest Airlines Co.
5.25%, 05/04/2025	4,455,000	5,105,153
United Airlines 2020-1 Class A
Pass Through Trust
Series 20-1
5.88%, 10/15/2027	4,353,799	4,825,898
United Airlines, Inc.
4.38%, 04/15/2026(e)	1,993,000	2,020,227
Total Airlines		24,463,195
Apparel & Textile Products (0.12%)
Hanesbrands, Inc.
5.38%, 05/15/2025(e)	2,000,000	2,107,500

Automobiles Manufacturing (3.55%)
Ford Motor Co.
5.29%, 12/08/2046	4,910,000	5,181,548
8.50%, 04/21/2023	500,000	560,625
9.00%, 04/22/2025	8,500,000	10,391,249
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,660,420
3.81%, 10/12/2021	2,500,000	2,528,513
4.00%, 11/13/2030	6,965,000	7,122,339
5.88%, 08/02/2021	3,422,000	3,458,787
General Motors Co.
5.00%, 04/01/2035	5,348,000	6,288,003
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(e)	15,300,000	17,005,578
Volkswagen Group of America
Finance LLC
0.75%, 11/23/2022(e)	995,000	998,541
0.88%, 11/22/2023(e)	995,000	999,894
Total Automobiles Manufacturing		61,195,497
Banks (5.28%)
Associated Bank NA/Green Bay
WI
3.50%, 08/13/2021	1,800,000	1,811,027
4.25%, 01/15/2025	934,000	1,020,603
Bank of New Zealand
2.00%, 02/21/2025(e)	7,375,000	7,637,055
CIT Group, Inc.
1D US SOFR + 3.83%,
06/19/2024(a)	12,890,000	13,647,287
Citizens Financial Group, Inc.
Series F
5Y US TI + 5.313%(a)(f)	3,000,000	3,326,250

See Notes to Financial Statements.

79 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Comerica, Inc.
5Y US TI + 5.291%(a)(f)	$2,000,000	$2,227,500
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,932,550
3.95%, 11/09/2022	675,000	709,033
Credit Suisse AG
1.00%, 05/05/2023	3,150,000	3,179,745
Danske Bank A/S
5.00%, 01/12/2022(e)	4,625,000	4,762,519
5.38%, 01/12/2024(e)	1,000,000	1,114,662
1Y US TI + 1.03%, 12/08/2023(a)(e)	2,000,000	2,010,499
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,470,124
3M US L + 1.249%, 09/20/2022(a)(e)	1,000,000	1,008,190
First Horizon Corp.
3.55%, 05/26/2023	2,500,000	2,641,091
FNB Corp.
2.20%, 02/24/2023	1,800,000	1,832,018
PNC Financial Services Group, Inc.
1D US SOFR + 0.98%, 04/23/2032(a)	4,982,000	4,961,749
Synovus Bank/Columbus GA
1D US SOFR + 0.95%, 02/10/2023(a)	6,235,000	6,293,978
Truist Bank
5Y US TI + 1.15%, 09/17/2029(a)	4,750,000	5,003,270
UniCredit SpA
1Y US TI + 2.30%, 09/22/2026(a)(e)	8,500,000	8,577,443
Wells Fargo & Co.
4.10%, 06/03/2026	6,800,000	7,647,682
Total Banks		90,814,275

Cable & Satellite (2.24%)
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.25%, 02/01/2031(e)	8,427,000	8,437,534
4.50%, 06/01/2033(e)	5,978,000	6,032,220
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	4,980,000	4,580,639
5.05%, 03/30/2029	8,017,000	9,297,572
3M US L + 1.65%, 02/01/2024(a)	500,000	513,625
Sirius XM Radio, Inc.
3.88%, 08/01/2022(e)	4,770,000	4,799,574
Time Warner Cable LLC
4.00%, 09/01/2021	4,797,000	4,810,283
Total Cable & Satellite		38,471,447

	Principal Amount	Value (Note 2)
Casinos & Gaming (0.46%)
MGM Resorts International
5.50%, 04/15/2027	$3,985,000	$4,353,613
7.75%, 03/15/2022	3,348,000	3,525,293
Total Casinos & Gaming		7,878,906
Chemicals (0.63%)
Kraton Polymers LLC / Kraton
Polymers Capital Corp.
4.25%, 12/15/2025(e)	3,685,000	3,745,029
LYB International Finance III LLC
3M US L + 1.00%, 10/01/2023(a)	7,110,000	7,126,773
Total Chemicals		10,871,802
Commercial Finance (1.87%)
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.15%, 02/15/2024	5,365,000	5,640,408
3.50%, 01/15/2025	1,225,000	1,298,446
4.63%, 10/15/2027	925,000	1,031,319
6.50%, 07/15/2025	7,493,000	8,822,081
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026(e)	996,000	974,199
2.75%, 02/21/2028(e)	996,000	969,793
4.25%, 04/15/2026(e)	5,410,000	5,774,190
5.50%, 01/15/2026(e)	1,900,000	2,129,238
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(e)	1,850,000	1,942,300
5.25%, 08/15/2022(e)	3,283,000	3,432,343
Total Commercial Finance		32,014,317
Consumer Finance (2.87%)
Ally Financial, Inc.
1.45%, 10/02/2023	990,000	1,006,205
Series B
5Y US TI + 3.87%(a)(f)	4,301,000	4,370,676
American Express Co.
Series B
3M US L + 3.43%(a)(f)	8,530,000	8,550,046
Discover Financial Services
Series D
5Y US TI + 5.78%(a)(f)	5,000,000	5,656,250
OneMain Finance Corp.
5.38%, 11/15/2029	3,500,000	3,781,768
8.88%, 06/01/2025	9,677,000	10,725,744
Quicken Loans LLC
3.63%, 03/01/2029(e)	3,700,000	3,605,188
3.88%, 03/01/2031(e)	2,000,000	1,947,830
5.25%, 01/15/2028(e)	4,190,000	4,425,688
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,470,755
4.25%, 08/15/2024	1,700,000	1,857,567
Total Consumer Finance		49,397,717

See Notes to Financial Statements.

80 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Consumer Services (0.29%)
Sodexo, Inc.
2.72%, 04/16/2031(e)	$5,000,000	$4,970,746
Department Stores (0.50%)
Nordstrom, Inc.
4.25%, 08/01/2031(e)	8,425,000	8,545,015

Diversified Banks (3.50%)
Bank of America Corp.
4.45%, 03/03/2026	6,532,000	7,403,231
1D US SOFR + 0.96%, 07/22/2027(a)	9,366,000	9,457,670
1D US SOFR + 1.32%, 04/22/2032(a)	4,300,000	4,355,275
1D US SOFR + 1.37%, 10/24/2031(a)	6,700,000	6,361,846
1D US SOFR + 1.58%, 04/22/2042(a)	2,989,000	3,054,097
Citigroup, Inc.
4.30%, 11/20/2026	7,008,000	7,898,292
1D US SOFR + 1.17%, 05/01/2032(a)	1,993,000	1,993,450
JPMorgan Chase & Co.
1D US SOFR + 1.25%, 04/22/2032(a)	2,989,000	3,003,731
1D US SOFR + 1.46%, 04/22/2042(a)	10,509,000	10,541,564
1D US SOFR + 2.04%, 04/22/2031(a)	4,000,000	4,044,499
Natwest Group PLC
1Y US TI + 2.55%, 05/22/2028(a)	2,000,000	2,095,511
Total Diversified Banks		60,209,166

Electrical Equipment Manufacturing (0.26%)
Otis Worldwide Corp.
3M US L + 0.45%, 04/05/2023(a)	900,000	899,748
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,650,681
Total Electrical Equipment Manufacturing		4,550,429

Exploration & Production (0.18%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	2,990,000	3,144,225

Financial Services (4.37%)
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029(e)	2,000,000	2,110,933
Credit Suisse Group AG
3.57%, 01/09/2023(e)	9,021,000	9,190,610
1D US SOFR + 2.044%, 06/05/2026(a)(e)	3,000,000	3,067,768
5Y US TI + 4.82%(a)(e)(f)	7,875,000	8,569,221

	Principal Amount	Value (Note 2)
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	$7,006,000	$7,623,690
1D US SOFR + 1.51%, 04/22/2042(a)	2,989,000	3,021,826
LPL Holdings, Inc.
4.00%, 03/15/2029(e)	2,990,000	2,993,738
Morgan Stanley
Series GMTN
1D US SOFR + 1.14%, 01/22/2031(a)	9,000,000	9,205,722
1D US SOFR + 0.88%, 05/04/2027(a)	3,986,000	4,006,994
1D US SOFR + 1.02%, 04/28/2032(a)	7,972,000	7,558,331
1D US SOFR + 1.49%, 04/22/2042(a)	1,843,000	1,870,238
Nasdaq, Inc.
0.45%, 12/21/2022	2,990,000	2,991,358
Raymond James Financial, Inc.
4.65%, 04/01/2030	9,000,000	10,653,923
UBS AG/London
1.75%, 04/21/2022(e)	1,500,000	1,519,704
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(e)	1,000,000	1,006,860
Total Financial Services		75,390,916
Food & Beverage (0.15%)
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024(e)	2,490,000	2,587,857
Health Care Facilities & Services (1.49% )
HCA, Inc.
3.50%, 09/01/2030	3,500,000	3,599,662
4.13%, 06/15/2029	3,000,000	3,337,726
4.50%, 02/15/2027	3,680,000	4,158,115
5.25%, 04/15/2025	1,737,000	1,998,116
5.25%, 06/15/2049	3,110,000	3,832,041
Jaguar Holding Co. II / PPD
Development LP
4.63%, 06/15/2025(e)	8,300,000	8,735,169
Total Health Care Facilities & Services		25,660,829
Home & Office Products Manufacturing (0.21%)
Newell Brands, Inc.
4.70%, 04/01/2026	3,237,000	3,613,301

Home Improvement (0.29%)
Whirlpool Corp.
2.40%, 05/15/2031	4,982,000	4,962,660

Homebuilders (0.53%)
Shea Homes LP / Shea Homes
Funding Corp.
4.75%, 04/01/2029(e)	3,500,000	3,548,213

See Notes to Financial Statements.

81 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	$5,000,000	$5,565,650
Total Homebuilders		9,113,863
Medical Equipment & Devices Manufacturing (0.63%)
Avantor Funding, Inc.
4.63%, 07/15/2028(e)	6,500,000	6,816,875
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/2031	1,993,000	1,990,240
3.75%, 03/15/2051	1,993,000	2,021,358
Total Medical Equipment & Devices Manufacturing		10,828,473
Metals & Mining (0.57%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	9,265,000	9,740,276

Pharmaceuticals (4.55%)
AbbVie, Inc.
2.15%, 11/19/2021	3,250,000	3,282,224
2.95%, 11/21/2026	4,000,000	4,287,093
3.60%, 05/14/2025	600,000	656,265
Bausch Health Cos., Inc.
6.13%, 04/15/2025(e)	16,680,000	17,051,630
7.00%, 03/15/2024(e)	4,491,000	4,610,438
Elanco Animal Health, Inc.
4.91%, 08/27/2021	4,724,000	4,776,649
5.90%, 08/28/2028	2,003,000	2,280,215
Organon Finance 1 LLC
4.13%, 04/30/2028(e)	16,167,000	16,583,139
5.13%, 04/30/2031(e)	7,574,000	7,868,250
Viatris, Inc.
1.13%, 06/22/2022(e)	16,829,000	16,942,194
Total Pharmaceuticals		78,338,097
Pipeline (2.77%)
Buckeye Partners LP
3.95%, 12/01/2026	620,000	620,775
4.13%, 12/01/2027	5,626,000	5,573,256
4.15%, 07/01/2023	3,800,000	3,944,875
4.35%, 10/15/2024	2,440,000	2,554,375
5.60%, 10/15/2044	2,828,000	2,727,253
Energy Transfer LP
4.20%, 04/15/2027	2,215,000	2,421,667
Series B
3M US L + 4.16%(a)(f)	2,506,000	2,368,170
Midwest Connector Capital Co.
LLC
3.63%, 04/01/2022(e)	9,960,000	10,107,356
3.90%, 04/01/2024(e)	4,975,000	5,177,904
4.63%, 04/01/2029(e)	2,001,000	2,068,923
Western Midstream Operating
LP
4.35%, 02/01/2025	7,165,000	7,585,944
3M US L + 2.10%, 01/13/2023(a)	2,630,000	2,604,553
Total Pipeline		47,755,051

	Principal Amount	Value (Note 2)
Power Generation (1.46%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	$5,975,000	$6,060,417
NRG Energy, Inc.
2.00%, 12/02/2025(e)	5,030,000	5,066,914
2.45%, 12/02/2027(e)	5,030,000	5,049,425
Vistra Operations Co. LLC
5.50%, 09/01/2026(e)	8,626,000	8,922,562
Total Power Generation		25,099,318
Property & Casualty Insurance (0.34%)
Fairfax US, Inc.
4.88%, 08/13/2024(e)	2,000,000	2,205,610
Liberty Mutual Group, Inc.
4.30%, 02/01/2061(e)	4,000,000	3,682,904
Total Property & Casualty Insurance		5,888,514
Publishing & Broadcasting (1.04%)
Nexstar Broadcasting, Inc.
4.75%, 11/01/2028(e)	8,000,000	8,160,000
Scripps Escrow II, Inc.
3.88%, 01/15/2029(e)	9,960,000	9,911,942
Total Publishing & Broadcasting		18,071,942
Railroad (0.89%)
Westinghouse Air Brake
Technologies Corp.
3.20%, 06/15/2025	10,721,000	11,446,945
4.95%, 09/15/2028	3,304,000	3,804,653
Total Railroad		15,251,598
Real Estate (0.86%)
Cushman & Wakefield US
Borrower LLC
6.75%, 05/15/2028(e)	2,000,000	2,146,250
Howard Hughes Corp.
4.13%, 02/01/2029(e)	3,840,000	3,810,720
MGM Growth Properties
Operating Partnership LP /
MGP Finance Co.-Issuer,
Inc.
4.63%, 06/15/2025(e)	5,500,000	5,862,725
Public Storage
2.30%, 05/01/2031	2,989,000	2,992,368
Total Real Estate		14,812,063
Refining & Marketing (1.40%)
HollyFrontier Corp.
4.50%, 10/01/2030	3,000,000	3,136,096
5.88%, 04/01/2026	3,337,000	3,834,421
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(a)	17,005,000	17,047,823
Total Refining & Marketing		24,018,340
Restaurants (0.72%)
1011778 BC ULC / New Red
Finance, Inc.
4.25%, 05/15/2024(e)	4,215,000	4,275,359

See Notes to Financial Statements.

82 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Yum! Brands, Inc.
7.75%, 04/01/2025(e)	$7,437,000	$8,134,218
Total Restaurants		12,409,577
Retail - Consumer Discretionary (0.47%)
Gap, Inc.
8.38%, 05/15/2023(e)	500,000	569,375
8.63%, 05/15/2025(e)	5,729,000	6,347,446
8.88%, 05/15/2027(e)	1,000,000	1,168,750
Total Retail - Consumer Discretionary		8,085,571
Semiconductors (1.50%)
Marvell Technology, Inc.
1.65%, 04/15/2026(e)	2,770,000	2,763,413
2.45%, 04/15/2028(e)	1,843,000	1,855,650
2.95%, 04/15/2031(e)	2,770,000	2,774,825
Microchip Technology, Inc.
0.97%, 02/15/2024(e)	3,985,000	3,981,465
3.92%, 06/01/2021	14,502,000	14,539,935
Total Semiconductors		25,915,288
Software & Services (2.26%)
Black Knight InfoServ LLC
3.63%, 09/01/2028(e)	7,931,000	7,769,287
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028(e)	2,500,000	2,499,563
CoStar Group, Inc.
2.80%, 07/15/2030(e)	10,000,000	9,909,587
Leidos, Inc.
4.38%, 05/15/2030(e)	7,857,000	8,778,468
Roper Technologies, Inc.
0.45%, 08/15/2022	1,635,000	1,637,447
Verisk Analytics, Inc.
5.80%, 05/01/2021	8,177,000	8,177,000
Total Software & Services		38,771,352

Supermarkets & Pharmacies (0.36%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP /
Albertsons LLC
4.63%, 01/15/2027(e)	2,990,000	3,113,338
Kroger Co.
2.65%, 10/15/2026	2,860,000	3,040,571
Total Supermarkets & Pharmacies		6,153,909
Transportation & Logistics (0.44%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	7,694,623	7,582,003
Utilities (2.08%)
Atmos Energy Corp.
3M US L + 0.38%, 03/09/2023(a)	1,993,000	1,994,229
Dominion Energy, Inc.
2.72%, 08/15/2021(c)	2,300,000	2,315,241
3.07%, 08/15/2024(c)	1,500,000	1,600,378
Edison International
Series A
5Y US TI + 4.70%(a)(f)	4,507,000	4,674,074

	Principal Amount	Value (Note 2)
Exelon Corp.
3.50%, 06/01/2022	$2,673,000	$2,754,323
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/2021	1,000,000	1,007,116
ONE Gas, Inc.
0.85%, 03/11/2023	6,975,000	6,981,918
Pacific Gas and Electric Co.
1.37%, 03/10/2023	3,990,000	3,991,695
3M US L + 1.38%, 11/15/2021(a)	7,510,000	7,535,384
Southern California Edison Co.
1.10%, 04/01/2024	2,990,000	3,016,136
Total Utilities		35,870,494
Waste & Environment Services & Equipment (0.31%)
GFL Environmental, Inc.
3.75%, 08/01/2025(e)	1,000,000	1,019,410
4.25%, 06/01/2025(e)	4,254,000	4,389,596
Total Waste & Environment Services & Equipment		5,409,006
Wireless Telecommunications Services (1.37%)
AT&T, Inc.
1.70%, 03/25/2026	1,995,000	2,004,724
2.75%, 06/01/2031	9,000,000	8,995,061
4.30%, 12/15/2042	4,500,000	4,933,030
Sprint Corp.
7.88%, 09/15/2023	6,792,000	7,751,370
Total Wireless Telecommunications Services		23,684,185
Wireline Telecommunications Services (0.24%)
Lumen Technologies, Inc.
Series S
6.45%, 06/15/2021	3,000,000	3,018,000
NTT Finance Corp.
0.37%, 03/03/2023(e)	996,000	996,982
Total Wireline Telecommunications Services		4,014,982
TOTAL CORPORATE BONDS
(Cost $959,919,940)		981,862,470

GOVERNMENT BONDS (22.42%)
U.S. Treasury Bonds (22.42%)
United States Treasury Bonds
0.88%, 11/15/2030	25,266,000	23,631,606
1.13%, 02/15/2031	46,045,000	43,976,572
1.13%, 05/15/2040	3,874,000	3,241,751
1.38%, 11/15/2040	27,720,000	24,159,713
1.38%, 08/15/2050	31,128,000	24,963,197
1.88%, 02/15/2051	50,354,000	45,814,272

See Notes to Financial Statements.

83 | April 30, 2021

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
United States Treasury Notes
0.13%, 01/31/2023	$23,906,000	$23,900,397
0.13%, 04/30/2023	17,143,000	17,131,281
0.13%, 12/15/2023	33,353,000	33,233,138
0.50%, 02/28/2026	50,448,000	49,695,221
0.63%, 08/15/2030	45,411,000	41,622,020
0.75%, 03/31/2026	54,637,000	54,427,842
Total U.S. Treasury Bonds		385,797,010
TOTAL GOVERNMENT BONDS
(Cost $390,635,673)		385,797,010

	Shares	Value (Note 2)
PREFERRED STOCK (0.60%)
Consumer Discretionary (0.51%)
Retail - Consumer Discretionary (0.51%)
Qurate Retail, Inc.	83,200	8,702,720

TOTAL Consumer Discretionary		8,702,720

Financials (0.09%)
Banks (0.09%)
Wells Fargo & Co.(f)	60,000	1,543,800

TOTAL Financials		1,543,800

TOTAL PREFERRED STOCK
(Cost $9,804,609)		10,246,520

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.42%)
Money Market Fund (2.42%)
Morgan Stanley
Institutional
Liquidity Funds -
Government
Portfolio	0.030%	41,624,135	41,624,135
TOTAL SHORT TERM INVESTMENTS
(Cost $41,624,135)			41,624,135

Value (Note 2)
TOTAL INVESTMENTS (99.75%)
(Cost $1,696,222,648)	$1,716,737,868

Other Assets In Excess Of Liabilities (0.25%)	4,321,713

NET ASSETS (100.00%)	$1,721,059,581

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2021 was 0.11%

3M US L - 3 Month LIBOR as of April 30, 2021 was 0.18%

1D US SOFR - 1 Day SOFR as of April 30, 2021 was 0.01%

1Y US TI - 1 Year US Treasury Index as of April 30, 2021 was 0.05%

5Y US TI - 5 Year US Treasury Index as of April 30, 2021 was 0.86%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2021.
(d)	Interest only security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, the aggregate market value of those securities was $396,038,019, representing 23.01% of net assets.
(f)	Perpetual.

See Notes to Financial Statements.

See Notes to Financial Statements.

84 | April 30, 2021

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.16%)
Communications (0.16%)
Telecommunications (0.16%)
AT&T, Inc.	8,156	$256,180

TOTAL Communications		256,180

TOTAL COMMON STOCKS
(Cost $234,592)		256,180

	Shares	(Note 2)
EXCHANGE TRADED FUNDS (4.15%)
iShares iBoxx High Yield Corporate
Bond ETF	25,962	2,270,117

Invesco Senior Loan ETF	193,203	4,279,447

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,562,419)		6,549,564

	Shares	Value (Note 2)
CORPORATE BONDS (77.15%)
Advertising & Marketing (1.42%)
Outfront Media Capital LLC /
Outfront Media Capital Corp.
4.25%, 01/15/2029(a)	900,000	895,320
5.00%, 08/15/2027(a)	1,300,000	1,342,250
Total Advertising & Marketing		2,237,570
Aerospace & Defense (0.93%)
Boeing Co.
2.20%,	750,000	751,495
4.51%, 05/01/2023	500,000	534,112
TransDigm, Inc.
6.25%, 03/15/2026(a)	175,000	185,500
Total Aerospace & Defense		1,471,107
Airlines (3.26%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(a)	360,302	398,691
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(a)	1,215,986	1,362,022
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(a)	632,025	672,729
British Airways 2020-1 Class B Pass Through Trust
8.38%, 11/15/2028(a)	74,168	85,178
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	1,427,475	1,582,261

	Shares	Value (Note 2)
United Airlines, Inc.
4.63%, 04/15/2029(a)	$1,000,000	$1,040,450
Total Airlines		5,141,331
Automobiles Manufacturing (4.46%)
Ford Motor Co.
5.29%, 12/08/2046	300,000	316,592
8.50%, 04/21/2023	370,000	414,863
9.00%, 04/22/2025	750,000	916,875
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	1,400,000	1,460,388
4.00%, 11/13/2030	450,000	460,166
General Motors Co.
5.00%, 04/01/2035	905,000	1,064,069
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(a)	2,175,000	2,417,459
Total Automobiles Manufacturing		7,050,412
Banks (2.11%)
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(b)	1,250,000	1,329,688
UniCredit SpA
5Y US TI + 4.75%, 06/30/2035(a)(b)	1,850,000	1,987,624
Total Banks		3,317,312
Cable & Satellite (1.74%)
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.50%, 05/01/2032(a)	2,700,000	2,730,375

Casinos & Gaming (3.29%)
Boyd Gaming Corp.
4.75%, 12/01/2027	1,500,000	1,539,653
8.63%, 06/01/2025(a)	575,000	637,888
International Game Technology PLC
4.13%, 04/15/2026(a)	250,000	257,915
MGM Resorts International
4.75%, 10/15/2028	1,150,000	1,214,619
Station Casinos LLC
5.00%, 10/01/2025(a)	1,525,000	1,548,827
Total Casinos & Gaming		5,198,902
Chemicals (1.75%)
Chemours Co.
5.75%, 11/15/2028(a)	1,350,000	1,435,940
Kraton Polymers LLC / Kraton
Polymers Capital Corp.
4.25%, 12/15/2025(a)	1,300,000	1,321,177
Total Chemicals		2,757,117
Commercial Finance (3.54%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.75%, 01/30/2026	600,000	588,685
4.63%, 10/15/2027	220,000	245,287
Aircastle, Ltd.
2.85%, 01/26/2028(a)	1,725,000	1,694,159

See Notes to Financial Statements.

85 | April 30, 2021

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
Antares Holdings LP
3.95%, 07/15/2026(a)	$500,000	$513,982
Avolon Holdings Funding, Ltd.
2.75%, 02/21/2028(a)	1,625,000	1,582,241
3.25%, 02/15/2027(a)	200,000	203,800
4.25%, 04/15/2026(a)	710,000	757,796
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	14,000	14,637
Total Commercial Finance		5,600,587

Consumer Finance (3.67%)
Ally Financial, Inc.
Series B
5Y US TI + 3.87%(b)(c)	684,000	695,081
American Express Co.
Series B
3M US L + 3.43%(b)(c)	1,050,000	1,052,468
LD Holdings Group LLC
6.50%, 11/01/2025(a)	1,300,000	1,371,265
OneMain Finance Corp.
5.38%, 11/15/2029	300,000	324,152
8.88%, 06/01/2025	875,000	969,828
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(a)	250,000	239,694
Quicken Loans LLC
3.63%, 03/01/2029(a)	850,000	828,219
5.25%, 01/15/2028(a)	300,000	316,875
Total Consumer Finance		5,797,582

Consumer Products (0.83%)
Kronos Acquisition Holdings, Inc. /
KIK Custom Products, Inc.
5.00%, 12/31/2026(a)	1,300,000	1,313,098

Consumer Services (0.94%)
WW International, Inc.
4.50%, 04/15/2029(a)	1,500,000	1,481,475

Containers & Packaging (0.32%)
TriMas Corp.
4.13%, 04/15/2029(a)	500,000	499,373

Department Stores (1.12%)
NMG Holding Co. Inc / Neiman
Marcus Group LLC
7.13%, 04/01/2026(a)	650,000	665,691
Nordstrom, Inc.
4.25%, 08/01/2031(a)	1,095,000	1,110,599
Total Department Stores		1,776,290

Diversified Banks (0.90%)
Bank of America Corp.
1D US SOFR + 1.32%, 04/22/2032(b)	685,000	693,805

	Shares	Value (Note 2)
JPMorgan Chase & Co.
1D US SOFR + 1.25%, 04/22/2032(b)	$725,000	$728,573
Total Diversified Banks		1,422,378
Electrical Equipment Manufacturing (0.94%)
Vontier Corp.
2.95%, 04/01/2031(a)	1,500,000	1,478,745

Exploration & Production (1.59%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	200,000	210,316
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(a)	1,175,000	1,198,329
6.00%, 02/01/2031(a)	100,000	103,253
Murphy Oil Corp.
6.38%, 07/15/2028	1,000,000	1,016,250
Total Exploration & Production		2,528,148
Financial Services (6.10%)
Compass Group Diversified Holdings LLC
5.25%, 04/16/2029(a)	900,000	950,625
Credit Suisse Group AG
3.57%, 01/09/2023(a)	300,000	305,641
5Y US TI + 3.55%(a)(b)(c)	1,275,000	1,220,813
5Y US TI + 4.82%(a)(b)(c)	625,000	680,097
FS KKR Capital Corp.
3.40%, 01/15/2026	2,100,000	2,149,420
Golub Capital BDC, Inc.
2.50%, 08/24/2026	1,750,000	1,739,571
3.38%, 04/15/2024	800,000	833,655
LPL Holdings, Inc.
4.00%, 03/15/2029(a)	1,350,000	1,351,688
Morgan Stanley
1D US SOFR + 1.49%, 04/22/2042(b)	150,000	152,217
Owl Rock Capital Corp.
2.63%, 01/15/2027	250,000	248,941
Total Financial Services		9,632,668
Forest & Paper Products Manufacturing	(0.97%)
Mercer International, Inc.
5.13%, 02/01/2029(a)	350,000	362,250
Resolute Forest Products, Inc.
4.88%, 03/01/2026(a)	1,150,000	1,174,438
Total Forest & Paper Products Manufacturing		1,536,688
Hardware (0.65%)
NCR Corp.
5.13%, 04/15/2029(a)	1,000,000	1,030,000

Health Care Facilities & Services (0.44%)
HCA, Inc.
5.25%, 06/15/2049	235,000	289,559
5.88%, 02/15/2026	200,000	230,000

See Notes to Financial Statements.

86 | April 30, 2021

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
Jaguar Holding Co. II / PPD
Development LP
4.63%, 06/15/2025(a)	$170,000	$178,913
Total Health Care Facilities & Services		698,472

Home Improvement (0.33%)
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(a)	500,000	520,000

Homebuilders (1.09%)
Forestar Group, Inc.
3.85%, 05/15/2026(a)	665,000	673,419
Shea Homes LP / Shea Homes
Funding Corp.
4.75%, 02/15/2028(a)	125,000	127,422
4.75%, 04/01/2029(a)	900,000	912,397
Total Homebuilders		1,713,238

Industrial Other (1.69%)
Dycom Industries, Inc.
4.50%, 04/15/2029(a)	750,000	762,188
Element Fleet Management Corp.
1.60%, 04/06/2024(a)	530,000	536,309
H&E Equipment Services, Inc.
3.88%, 12/15/2028(a)	1,400,000	1,368,500
Total Industrial Other		2,666,997

Internet Media (1.29%)
Endure Digital, Inc.
6.00%, 02/15/2029(a)	1,000,000	959,865
Uber Technologies, Inc.
8.00%, 11/01/2026(a)	1,000,000	1,083,450
Total Internet Media		2,043,315

Leisure Products Manufacturing (0.63%)
Vista Outdoor, Inc.
4.50%, 03/15/2029(a)	1,000,000	1,000,660

Metals & Mining (0.99%)
TMS International Corp.
6.25%, 04/15/2029(a)	500,000	520,625
United States Steel Corp.
6.88%, 03/01/2029	1,000,000	1,045,200
Total Metals & Mining		1,565,825

Pharmaceuticals (3.85%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(a)	2,550,000	2,606,814
Elanco Animal Health, Inc.
4.91%, 08/27/2021	25,000	25,279
5.90%, 08/28/2028	200,000	227,680
Organon Finance 1 LLC
4.13%, 04/30/2028(a)	775,000	794,949
5.13%, 04/30/2031(a)	1,400,000	1,454,390
Prestige Brands, Inc.
3.75%, 04/01/2031(a)	1,000,000	961,215
Total Pharmaceuticals		6,070,327

	Shares	Value (Note 2)
Pipeline (4.97%)
Buckeye Partners LP
3.95%, 12/01/2026	$735,000	$735,919
4.13%, 12/01/2027	915,000	906,422
4.15%, 07/01/2023	200,000	207,625
4.35%, 10/15/2024	700,000	732,813
5.60%, 10/15/2044	160,000	154,300
Energy Transfer LP
4.20%, 04/15/2027	750,000	819,978
Series B
3M US L + 4.16%(b)(c)	875,000	826,875
Genesis Energy LP / Genesis Energy
Finance Corp.
8.00%, 01/15/2027	925,000	954,133
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(a)	275,000	286,216
4.63%, 04/01/2029(a)	934,000	965,703
Western Midstream Operating LP
4.35%, 02/01/2025	525,000	555,844
3M US L + 2.10%, 01/13/2023(b)	700,000	693,227
Total Pipeline		7,839,055
Power Generation (1.74%)
Alexander Funding Trust
1.84%, 11/15/2023(a)	1,350,000	1,369,299
Vistra Operations Co. LLC
5.50%, 09/01/2026(a)	1,325,000	1,370,553
Total Power Generation		2,739,852
Publishing & Broadcasting (3.52%)
Gray Television, Inc.
4.75%, 10/15/2030(a)	2,000,000	2,002,500
Nexstar Broadcasting, Inc.
4.75%, 11/01/2028(a)	1,600,000	1,632,000
Scripps Escrow II, Inc.
5.38%, 01/15/2031(a)	1,900,000	1,930,837
Total Publishing & Broadcasting		5,565,337
Railroad (0.14%)
Westinghouse Air Brake
Technologies Corp.
3.20%, 06/15/2025	200,000	213,542

Real Estate (4.31%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(a)	1,975,000	2,119,422
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	1,300,000	1,481,162
Howard Hughes Corp.
4.13%, 02/01/2029(a)	1,075,000	1,066,803
4.38%, 02/01/2031(a)	160,000	158,600
Kennedy-Wilson, Inc.
5.00%, 03/01/2031	1,050,000	1,088,603
MGM Growth Properties Operating
Partnership LP / MGP Finance
Co.-Issuer, Inc.
4.63%, 06/15/2025(a)	200,000	213,190

See Notes to Financial Statements.

87 | April 30, 2021

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
Realogy Group LLC / Realogy Co.- Issuer Corp.
5.75%, 01/15/2029(a)	$650,000	$675,428
Total Real Estate		6,803,208

Refining & Marketing (1.93%)
HollyFrontier Corp.
4.50%, 10/01/2030	750,000	784,024
5.88%, 04/01/2026	325,000	373,445
Parkland Corp.
4.50%, 10/01/2029(a)	1,000,000	1,021,900
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(b)	850,000	852,141
Total Refining & Marketing		3,031,510
Restaurants (0.88%)
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024(a)	1,350,000	1,369,331

Retail - Consumer Discretionary (0.80%)
Carvana Co.
5.50%, 04/15/2027(a)	1,000,000	1,013,300
Petsmart, Inc.
4.75%, 02/15/2028(a)	250,000	258,229
Total Retail - Consumer Discretionary		1,271,529

Retail - Consumer Staples (0.75%)
United Natural Foods, Inc.
6.75%, 10/15/2028(a)	1,100,000	1,186,697

Semiconductors (0.37%)
Marvell Technology, Inc.
1.65%, 04/15/2026(a)	220,000	219,477
2.45%, 04/15/2028(a)	150,000	151,030
2.95%, 04/15/2031(a)	220,000	220,383
Total Semiconductors		590,890

Software & Services (1.62%)
Black Knight InfoServ LLC
3.63%, 09/01/2028(a)	1,175,000	1,151,042
Playtika Holding Corp.
4.25%, 03/15/2029(a)	1,400,000	1,392,999
Total Software & Services		2,544,041

Supermarkets & Pharmacies (0.97%)
Albertsons Cos. Inc / Safeway, Inc. /
New Albertsons LP / Albertsons LLC
3.50%, 03/15/2029(a)	825,000	793,064
4.63%, 01/15/2027(a)	700,000	728,875
Total Supermarkets & Pharmacies		1,521,939

Transportation & Logistics (0.74%)
Meritor, Inc.
4.50%, 12/15/2028(a)	1,150,000	1,166,531

	Shares	Value (Note 2)
Utilities (1.04%)
Edison International
Series A
5Y US TI + 4.70%(b)(c)	$698,000	$723,875
Superior Plus LP / Superior General
Partner, Inc.
4.50%, 03/15/2029(a)	900,000	919,256
Total Utilities		1,643,131
Waste & Environment Services & Equipment (1.31%)
GFL Environmental, Inc.
4.00%, 08/01/2028(a)	1,950,000	1,868,587
4.25%, 06/01/2025(a)	200,000	206,375
Total Waste & Environment Services & Equipment		2,074,962
Wireline Telecommunications Services (1.22%)
Consolidated Communications, Inc.
5.00%, 10/02/2028(a)	1,500,000	1,524,375
Frontier Communications Corp.
5.00%, 05/01/2028(a)	400,000	409,190
Total Wireline Telecommunications Services		1,933,565
TOTAL CORPORATE BONDS
(Cost $120,614,339)		121,775,112

	Shares	Value (Note 2)
GOVERNMENT BONDS (10.48%)
U.S. Treasury Bonds (10.48%)
United States Treasury Bonds
1.88%, 02/15/2051	2,240,000	2,038,050
United States Treasury Notes
0.13%, 02/28/2023	2,750,000	2,748,980
0.13%, 03/31/2023	1,672,000	1,671,216
0.13%, 04/30/2023	1,502,000	1,500,973
0.38%, 01/31/2026	2,318,000	2,272,274
0.50%, 02/28/2026	1,246,000	1,227,407
0.75%, 03/31/2026	2,429,000	2,419,702
1.13%, 02/29/2028	2,689,000	2,662,530
Total U.S. Treasury Bonds		16,541,132
TOTAL GOVERNMENT BONDS
(Cost $16,603,771)		16,541,132

	Shares	Value (Note 2)
PREFERRED STOCK (1.60%)
Consumer Discretionary (1.13%)
Retail - Consumer Discretionary (1.13%)
Qurate Retail, Inc.	17,000	1,778,200

TOTAL Consumer Discretionary		1,778,200
Financials (0.47%)
Banks (0.47%)
US Bancorp(c)	7,000	174,580

See Notes to Financial Statements.

88 | April 30, 2021

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
Wells Fargo & Co.(c)	22,100	$568,633
		743,213

TOTAL Financials		743,213

TOTAL PREFERRED STOCK
(Cost $2,447,884)		2,521,413

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.46%)
Money Market Fund (1.46%)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio	0.030%	2,303,925	2,303,925
TOTAL SHORT TERM INVESTMENTS
(Cost $2,303,925)			2,303,925
TOTAL INVESTMENTS (95.00%)
(Cost $148,766,930)			$149,947,326
Other Assets In Excess Of Liabilities (5.00%)			7,895,943

NET ASSETS (100.00%)			$157,843,269

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

3M US L - 3 Month LIBOR as of April 30, 2021 was 0.18%

1D US SOFR - 1 Day SOFR as of April 30, 2021 was 0.01%

5Y US TI - 5 Year US Treasury Index as of April 30, 2021 was 0.86%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, the aggregate market value of those securities was $84,620,436, representing 53.61% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements.

89 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (65.48%)
Communications (7.22%)
Media (7.22%)
Activision Blizzard, Inc.	1,785	$162,774
Alphabet, Inc., Class A(a)	237	557,779
Facebook, Inc., Class A(a)	1,037	337,107
IAC/InterActiveCorp(a)	465	117,864
Spotify Technology SA(a)	300	75,636
ViacomCBS, Inc.	1,952	80,071
Walt Disney Co.(a)	1,074	199,786
		1,531,017

TOTAL Communications		1,531,017

Consumer Discretionary (9.84%)
Consumer Discretionary Products (3.08%)
Bayerische Motoren Werke AG, ADR	3,180	106,028
Brunswick Corp.	1,522	163,051
Lennar Corp., Class A	1,481	153,432
Scotts Miracle-Gro Co.	454	104,947
YETI Holdings, Inc.(a)	1,468	125,397
		652,855
Consumer Discretionary Services (3.68%)
Carnival Corp.(a)	6,050	169,158
Marriott International, Inc., Class A(a)	1,284	190,700
McDonald's Corp.	937	221,207
Starbucks Corp.	1,733	198,411
		779,476
Retail & Whsle - Discretionary (3.08%)
Amazon.com, Inc.(a)	130	450,765
Lowe's Cos., Inc.	1,026	201,353
		652,118

TOTAL Consumer Discretionary		2,084,449

Consumer Staples (6.02%)
Consumer Staple Products (2.16%)
Estee Lauder Cos., Inc., Class A	697	218,719
Procter & Gamble Co.	1,794	239,355
		458,074

Retail & Wholesale - Staples (3.86%)
Costco Wholesale Corp.	535	199,068
ITOCHU Corp., ADR	2,412	150,509
Target Corp.	1,131	234,411

	Shares	Value (Note 2)
Walmart, Inc.	1,680	$235,049
		819,037

TOTAL Consumer Staples		1,277,111
Energy (1.35%)
Oil & Gas (1.35%)
Enbridge, Inc.	7,412	285,881

TOTAL Energy		285,881
Financials (8.15%)
Banking (2.39%)
JPMorgan Chase & Co.	3,290	506,035

Financial Services (3.99%)
Ally Financial, Inc.	4,440	228,438
Intercontinental Exchange, Inc.	1,903	224,002
LPL Financial Holdings, Inc.	1,305	204,493
T Rowe Price Group, Inc.	1,053	188,698
		845,631

Insurance (1.77%)
Prudential Financial, Inc.	2,315	232,334
Reinsurance Group of America, Inc.	1,095	142,930
		375,264

TOTAL Financials		1,726,930
Health Care (10.41%)
Health Care (10.41%)
Abbott Laboratories	2,032	244,003
Danaher Corp.	997	253,178
HCA Healthcare, Inc.	1,175	236,246
IQVIA Holdings, Inc.(a)	835	195,966
Medtronic PLC	2,248	294,308
Thermo Fisher Scientific, Inc.	510	239,817
UnitedHealth Group, Inc.	1,339	533,992
Zoetis, Inc.	1,212	209,712
		2,207,222

TOTAL Health Care		2,207,222
Industrials (6.62%)
Industrial Products (5.17%)
Boeing Co.(a)	937	219,548
Caterpillar, Inc.	859	195,946
Deere & Co.	730	270,721
ITT, Inc.	1,176	110,909
Middleby Corp.(a)	532	96,462
TE Connectivity, Ltd.	1,505	202,377
		1,095,963

See Notes to Financial Statements.

90 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
Industrial Services (1.45%)
Norfolk Southern Corp.	567	$158,329
Southwest Airlines Co.(a)	2,369	148,726
		307,055

TOTAL Industrials		1,403,018

Materials (2.15%)
Materials (2.15%)
Anglo American PLC, ADR	4,690	100,647
Celanese Corp.	508	79,578
Freeport-McMoRan, Inc.	2,805	105,777
Linde PLC	390	111,478
LyondellBasell Industries NV	565	58,613
		456,093

TOTAL Materials		456,093

Real Estate (0.79%)
Real Estate (0.79%)
Equity LifeStyle Properties, Inc.	2,401	166,629

TOTAL Real Estate		166,629

Technology (12.93%)
Software & Tech Services (6.88%)
Fidelity National Information Services, Inc.	1,573	240,512
Mastercard, Inc., Class A	971	370,980
Microsoft Corp.	2,327	586,823
PayPal Holdings, Inc.(a)	413	108,326
Synopsys, Inc.(a)	608	150,212
		1,456,853

Tech Hardware & Semiconductors (6.05%)
Advanced Micro Devices, Inc.(a)	1,524	124,389
Apple, Inc.	3,875	509,408
Lam Research Corp.	190	117,886
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,421	282,628
Texas Instruments, Inc.	1,383	249,645
		1,283,956

TOTAL Technology		2,740,809

TOTAL COMMON STOCKS
(Cost $11,474,261)		13,879,159

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (5.77%)
Fannie Mae

	Principal Amount	Value (Note 2)
Series 1997-10, Class FA,
1M US L + 0.60%, 03/18/2027(b)	$11,927	$11,988
Series 1999-52, Class NF,
1M US L + 1.15%, 10/25/2023(b)	9,495	9,579
Series 2002-22, Class GC,
6.500%, 04/25/2032	10,805	12,841
Series 2002-58, Class PG,
6.000%, 09/25/2032	17,167	20,189
Series 2003-117, Class KB,
6.000%, 12/25/2033	9,051	10,640
Series 2003-87, Class SL,
9.10% -1M US L%, 07/25/2033(b)	55,143	65,071
Series 2004-60, Class JC,
5.500%, 04/25/2034	18,989	20,843
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	106,908
Series 2007-104, Class ZE,
6.000%, 08/25/2037	24,837	28,997
Series 2007-22, Class A,
5.500%, 03/25/2037	11,741	13,565
Series 2007-55, Class PH,
6.000%, 06/25/2047	38,265	45,554
Series 2008-1, Class LF,
1M US L + 0.70%, 05/25/2037(b)	28,280	28,026
Series 2009-12, Class LC,
8.805%, 06/25/2037(b)	21,554	27,211
Series 2009-51, Class BZ,
4.500%, 07/25/2039	43,375	48,459
Series 2010-98, Class BH,
5.500%, 09/25/2040	44,189	51,045
Series 2013-103, Class H,
4.500%, 03/25/2038	10,297	10,319
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	15,881
Series 2013-61, Class NY,
3.000%, 06/25/2033	35,000	37,478
Series 2014-21, Class MA,
2.000%, 09/25/2041	23,188	23,941
		588,535
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	11,240	12,027
Series 2002-2538, Class FB,
1M US L + 0.40%, 12/15/2032(b)	9,350	9,376
Series 2003-2626, Class FQ,
1M US L + 1.00%, 06/15/2023(b)	8,626	8,652
Series 2003-2635, Class E,
3.500%, 04/15/2033	1,294	1,296

See Notes to Financial Statements.

91 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2005-2977, Class AT,
4.500%, 05/15/2025	$18,383	$19,308
Series 2005-2993, Class TF,
1M US L + 0.35%, 06/15/2025(b)	8,780	8,770
Series 2006-3174, Class LF,
1M US L + 0.35%, 05/15/2036(b)	16,127	16,214
Series 2008-3409, Class DB,
6.000%, 01/15/2038	21,367	25,159
Series 2009-3572, Class KT,
4.500%, 09/15/2039	19,798	21,319
Series 2010-3645, Class WD,
4.500%, 02/15/2040	19,000	20,315
Series 2010-3699, Class LC,
4.000%, 03/15/2040	9,003	9,751
Series 2010-3721, Class FB,
1M US L + 0.50%, 09/15/2040(b)	15,900	16,154
Series 2010-3759, Class PY,
4.000%, 11/15/2040	25,000	27,452
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	30,216	33,823
Series 2011-3954, Class PG,
2.500%, 07/15/2041	42,157	43,980
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	28,338
Series 2012-4032, Class AD,
2.000%, 10/15/2041	27,247	27,893
Series 2012-4064, Class TL,
4.000%, 03/15/2042	11,687	11,913
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	23,680	24,599
Series 2015-4498, Class JA,
2.500%, 04/15/2037	45,841	46,856
		413,195
Ginnie Mae
Series 2005-91, Class PD,
5.500%, 12/20/2035	15,028	17,092
Series 2007-70, Class FC,
1M US L + 0.47%, 11/20/2037(b)	24,474	24,682
Series 2008-2, Class PC,
4.750%, 01/20/2038	10,202	11,397
Series 2008-46, Class FA,
1M US L + 0.60%, 05/20/2038(b)	10,000	10,064
Series 2008-60, Class JP,
5.500%, 07/20/2038	31,000	35,752
Series 2011-H23, Class HA,
3.000%, 12/20/2061	6,899	7,210
Series 2012-39, Class GA,
3.000%, 10/16/2040	12,849	13,362
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	54,984

	Principal Amount	Value (Note 2)
Series 2019-162, Class GA,
3.000%, 10/20/2049	$27,860	$28,475
Series 2019-29, Class JB,
4.500%, 12/20/2046	8,000	8,144
Series 2020-5, Class LC,
3.500%, 10/20/2049	10,875	11,214
		222,376
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,209,461)		1,224,106

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (1.02%)
Fannie Mae Pool
Series 2012-AM0762,
3.290%, 09/01/2032	8,484	9,392
Series 2012-AM1671,
2.100%, 12/01/2027	35,744	37,176
Series 2015-AM8645,
2.690%, 05/01/2027	21,955	23,623
Series 2015-AM8674,
2.810%, 04/01/2025	20,000	21,460
Series 2017-AN6670,
3.210%, 09/01/2027	29,733	31,263
Series 2018-109741,
3.730%, 11/01/2025	50,000	54,266
Series 2018-BL0212,
3.820%, 07/01/2027	34,710	39,245
		216,425
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $213,757)		216,425

CORPORATE BONDS (14.03%)
Aerospace & Defense (0.45%)
Boeing Co.
4.51%, 05/01/2023	10,000	10,682
Teledyne Technologies, Inc.
0.65%, 04/01/2023	15,000	14,997
0.95%, 04/01/2024	15,000	15,006
1.60%, 04/01/2026	25,000	25,096
2.25%, 04/01/2028	30,000	30,168
Total Aerospace & Defense		95,949
Airlines (0.50%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(c)	24,015	26,573
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(c)	14,465	16,202
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(c)	6,019	6,407
Southwest Airlines Co.
5.25%, 05/04/2025	20,000	22,919

See Notes to Financial Statements.

92 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	$24,396	$27,041
United Airlines, Inc.
4.38%, 04/15/2026(c)	7,000	7,096
Total Airlines		106,238

Automobiles Manufacturing (0.71%)
Ford Motor Co.
5.29%, 12/08/2046	20,000	21,106
8.50%, 04/21/2023	20,000	22,425
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	35,000	35,863
4.00%, 11/13/2030	35,000	35,791
General Motors Co.
5.00%, 04/01/2035	22,000	25,867
Volkswagen Group of America
Finance LLC
0.75%, 11/23/2022(c)	5,000	5,018
0.88%, 11/22/2023(c)	5,000	5,025
Total Automobiles Manufacturing		151,095
Banks (0.77%)
CIT Group, Inc.
1D US SOFR + 3.83%, 06/19/2024(b)	30,000	31,763
Citizens Financial Group, Inc.
4.15%, 09/28/2022(c)	30,000	31,341
PNC Financial Services Group, Inc.
1D US SOFR + 0.98%, 04/23/2032(b)	18,000	17,927
Synovus Bank/Columbus GA
1D US SOFR + 0.95%, 02/10/2023(b)	15,000	15,142
Truist Bank
5Y US TI + 1.15%, 09/17/2029(b)	25,000	26,333
Wells Fargo & Co.
4.10%, 06/03/2026	35,000	39,362
Total Banks		161,868

Cable & Satellite (0.53%)
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.25%, 02/01/2031(c)	10,000	10,013
4.50%, 06/01/2033(c)	22,000	22,200
Charter Communications Operating LLC / Charter Communications
Operating Capital
3.85%, 04/01/2061	20,000	18,396
5.05%, 03/30/2029	33,000	38,271
Sirius XM Radio, Inc.
3.88%, 08/01/2022(c)	5,000	5,031
Time Warner Cable LLC
4.00%, 09/01/2021	20,000	20,055
Total Cable & Satellite		113,966

	Principal Amount	Value (Note 2)
Casinos & Gaming (0.13%)
MGM Resorts International
5.50%, 04/15/2027	$15,000	$16,387
7.75%, 03/15/2022	10,000	10,530
Total Casinos & Gaming		26,917
Chemicals (0.21%)
Kraton Polymers LLC / Kraton
Polymers Capital Corp.
4.25%, 12/15/2025(c)	15,000	15,244
LYB International Finance III LLC
3M US L + 1.00%, 10/01/2023(b)	30,000	30,071
Total Chemicals		45,315
Commercial Finance (0.61%)
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.15%, 02/15/2024	22,000	23,129
4.63%, 10/15/2027	5,000	5,575
6.50%, 07/15/2025	25,000	29,435
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026(c)	4,000	3,912
2.75%, 02/21/2028(c)	4,000	3,895
3.63%, 05/01/2022(c)	20,000	20,422
4.25%, 04/15/2026(c)	25,000	26,683
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(c)	17,000	17,773
Total Commercial Finance		130,824
Consumer Finance (0.82%)
Ally Financial, Inc.
1.45%, 10/02/2023	10,000	10,164
Series B
5Y US TI + 3.87%(b)(d)	15,000	15,243
American Express Co.
Series B
3M US L + 3.43%(b)(d)	50,000	50,118
Discover Financial Services
Series D
5Y US TI + 5.78%(b)(d)	15,000	16,969
OneMain Finance Corp.
8.88%, 06/01/2025	46,000	50,984
Quicken Loans LLC
3.63%, 03/01/2029(c)	20,000	19,488
5.25%, 01/15/2028(c)	10,000	10,563
Total Consumer Finance		173,529
Department Stores (0.14%)
Nordstrom, Inc.
4.25%, 08/01/2031(c)	30,000	30,427

See Notes to Financial Statements.

93 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Diversified Banks (1.22%)
Bank of America Corp.
4.45%, 03/03/2026	$25,000	$28,334
1D US SOFR + 0.96%, 07/22/2027(b)	34,000	34,333
1D US SOFR + 1.32%, 04/22/2032(b)	15,000	15,193
1D US SOFR + 1.53%, 07/23/2031(b)	25,000	23,734
1D US SOFR + 1.58%, 04/22/2042(b)	11,000	11,240
Citigroup, Inc.
4.30%, 11/20/2026	30,000	33,811
1D US SOFR + 1.17%, 05/01/2032(b)	7,000	7,002
JPMorgan Chase & Co.
1D US SOFR + 1.25%, 04/22/2032(b)	11,000	11,054
1D US SOFR + 1.46%, 06/01/2024(b)	30,000	30,585
1D US SOFR + 1.46%, 04/22/2042(b)	41,000	41,126
1D US SOFR + 2.04%, 04/22/2031(b)	25,000	25,278
Total Diversified Banks		261,690

Exploration & Production (0.05%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	10,000	10,516

Financial Services (1.30%)
Credit Suisse Group AG
3.57%, 01/09/2023(c)	37,000	37,696
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	30,000	32,645
1D US SOFR + 1.51%, 04/22/2042(b)	11,000	11,121
LPL Holdings, Inc.
4.00%, 03/15/2029(c)	10,000	10,013
Morgan Stanley
Series GMTN
1D US SOFR + 1.14%, 01/22/2031(b)	35,000	35,800
Series I
1D US SOFR + 0.75%, 10/21/2025(b)	10,000	9,994
1D US SOFR + 0.88%, 05/04/2027(b)	14,000	14,074
1D US SOFR + 1.02%, 04/28/2032(b)	28,000	26,547
1D US SOFR + 1.49%, 04/22/2042(b)	7,000	7,103
Nasdaq, Inc.
0.45%, 12/21/2022	10,000	10,005
National Securities Clearing Corp.
0.40%, 12/07/2023(c)	20,000	20,002

	Principal Amount	Value (Note 2)
Raymond James Financial, Inc.
4.65%, 04/01/2030	$50,000	$59,187
Total Financial Services		274,187
Food & Beverage (0.05%)
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024(c)	10,000	10,393

Health Care Facilities & Services (0.37%)
HCA, Inc.
4.50%, 02/15/2027	25,000	28,248
5.25%, 06/15/2049	15,000	18,483
Jaguar Holding Co. II / PPD Development LP
4.63%, 06/15/2025(c)	30,000	31,573
Total Health Care Facilities & Services		78,304
Home & Office Products Manufacturing (0.07%)
Newell Brands, Inc.
4.70%, 04/01/2026	13,000	14,511

Home Improvement (0.08%)
Whirlpool Corp.
2.40%, 05/15/2031	18,000	17,930

Industrial Other (0.12%)
Honeywell International, Inc.
0.48%, 08/19/2022	25,000	25,023
Medical Equipment & Devices Manufacturing (0.07%)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/2031	7,000	6,990
3.75%, 03/15/2051	7,000	7,100
Total Medical Equipment & Devices Manufacturing		14,090
Metals & Mining (0.17%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	35,000	36,795

Pharmaceuticals (1.33%)
AbbVie, Inc.
2.95%, 11/21/2026	25,000	26,794
Bausch Health Cos., Inc.
6.13%, 04/15/2025(c)	67,000	68,494
7.00%, 03/15/2024(c)	9,000	9,239
Elanco Animal Health, Inc.
4.91%, 08/27/2021	30,000	30,334
Organon Finance 1 LLC
4.13%, 04/30/2028(c)	58,000	59,493
5.13%, 04/30/2031(c)	26,000	27,010
Viatris, Inc.
1.13%, 06/22/2022(c)	61,000	61,410
Total Pharmaceuticals		282,774

See Notes to Financial Statements.

94 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Pipeline (0.65%)
Buckeye Partners LP
4.13%, 12/01/2027	$21,000	$20,803
4.35%, 10/15/2024	10,000	10,469
5.60%, 10/15/2044	12,000	11,573
Energy Transfer LP
4.20%, 04/15/2027	25,000	27,332
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(c)	25,000	25,370
3.90%, 04/01/2024(c)	25,000	26,019
4.63%, 04/01/2029(c)	5,000	5,170
Western Midstream Operating LP
4.35%, 02/01/2025	10,000	10,588
Total Pipeline		137,324

Power Generation (0.45%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	25,000	25,357
NRG Energy, Inc.
2.00%, 12/02/2025(c)	20,000	20,147
2.45%, 12/02/2027(c)	20,000	20,077
Vistra Operations Co. LLC
5.50%, 09/01/2026(c)	29,000	29,998
Total Power Generation		95,579

Publishing & Broadcasting (0.32%)
Nexstar Broadcasting, Inc.
4.75%, 11/01/2028(c)	25,000	25,500
Scripps Escrow II, Inc.
3.88%, 01/15/2029(c)	40,000	39,807
Total Publishing & Broadcasting		65,307

Railroad (0.33%)
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	50,000	53,386
4.95%, 09/15/2028	15,000	17,273
Total Railroad		70,659

Real Estate (0.05%)
Public Storage
2.30%, 05/01/2031	11,000	11,012

Refining & Marketing (0.43%)
HollyFrontier Corp.
5.88%, 04/01/2026	13,000	14,938
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(b)	76,000	76,191
Total Refining & Marketing		91,129

Restaurants (0.09%)
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024(c)	5,000	5,072
Yum! Brands, Inc.
7.75%, 04/01/2025(c)	13,000	14,219
Total Restaurants		19,291

	Principal Amount	Value (Note 2)
Retail - Consumer Discretionary (0.13%)
Gap, Inc.
8.63%, 05/15/2025(c)	$24,000	$26,591

Semiconductors (0.20%)
Marvell Technology, Inc.
1.65%, 04/15/2026(c)	10,000	9,976
2.45%, 04/15/2028(c)	7,000	7,048
2.95%, 04/15/2031(c)	10,000	10,017
Microchip Technology, Inc.
0.97%, 02/15/2024(c)	15,000	14,987
Total Semiconductors		42,028
Software & Services (0.39%)
Leidos, Inc.
4.38%, 05/15/2030(c)	50,000	55,864
Verisk Analytics, Inc.
5.80%, 05/01/2021	28,000	28,000
Total Software & Services		83,864
Supermarkets & Pharmacies (0.05%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027(c)	10,000	10,413

Transportation & Logistics (0.23%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	48,663	47,951

Utilities (0.44%)
Atmos Energy Corp.
3M US L + 0.38%, 03/09/2023(b)	7,000	7,004
Edison International
Series A
5Y US TI + 4.70%(b)(d)	15,000	15,556
ONE Gas, Inc.
0.85%, 03/11/2023	25,000	25,025
Pacific Gas and Electric Co.
1.37%, 03/10/2023	10,000	10,004
3M US L + 1.38%, 11/15/2021(b)	25,000	25,085
Southern California Edison Co.
1.10%, 04/01/2024	10,000	10,087
Total Utilities		92,761
Waste & Environment Services & Equipment (0.13%)
GFL Environmental, Inc.
4.25%, 06/01/2025(c)	25,000	25,796
Wireless Telecommunications Services (0.42%)
AT&T, Inc.
1.70%, 03/25/2026	5,000	5,024
4.30%, 12/15/2042	50,000	54,812

See Notes to Financial Statements.

95 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
Sprint Corp.
7.88%, 09/15/2023	$25,000	$28,531
Total Wireless Telecommunications Services		88,367
Wireline Telecommunications Services (0.02%)
NTT Finance Corp.
0.37%, 03/03/2023(c)	4,000	4,004

TOTAL CORPORATE BONDS
(Cost $2,959,404)		2,974,417

GOVERNMENT BONDS (9.16%)
U.S. Treasury Bonds (9.16%)
United States Treasury Bonds
0.88%, 11/15/2030	160,000	149,650
1.13%, 02/15/2031	141,000	134,666
1.13%, 08/15/2040	112,000	93,389
1.38%, 11/15/2040	17,000	14,817
1.38%, 08/15/2050	37,000	29,672
1.88%, 02/15/2051	250,000	227,461
United States Treasury Notes
0.13%, 03/31/2023	110,000	109,948
0.13%, 04/30/2023	72,000	71,951
0.13%, 12/15/2023	178,000	177,360
0.25%, 03/15/2024	184,000	183,698
0.50%, 02/28/2026	270,000	265,971
0.63%, 08/15/2030	194,000	177,813
0.75%, 03/31/2026	307,000	305,825
Total U.S. Treasury Bonds		1,942,221

TOTAL GOVERNMENT BONDS
(Cost $1,960,976)		1,942,221

	Yield 7-Day	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.38%)
Money Market Fund (8.38%)
Morgan Stanley
Institutional
Liquidity Funds -
Government
Portfolio	0.030%	263,417	263,417
State Street Institutional
Treasury Plus
Money Market Fund	0.020%	1,514,141	1,514,140
			1,777,557

TOTAL SHORT TERM INVESTMENTS
(Cost $1,777,557)			1,777,557

TOTAL INVESTMENTS (103.84%)
(Cost $19,595,416)			$22,013,885

Liabilities In Excess Of Other Assets (-3.84%)			(813,817)

NET ASSETS (100.00%)			$21,200,068

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2021 was 0.11%

3M US L - 3 Month LIBOR as of April 30, 2021 was 0.18%

1D US SOFR - 1 Day SOFR as of April 30, 2021 was 0.01%

5Y US TI - 5 Year US Treasury Index as of April 30, 2021 was 0.86%

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, the aggregate market value of those securities was $1,020,068, representing 4.81% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements.

96 | April 30, 2021

ALPS | Smith Funds
Statements of Assets and Liabilities	April 30, 2021 (Unaudited)

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund	ALPS | Smith Balanced Opportunity Fund
ASSETS
Investments, at value	$408,424,474	$1,716,737,868	$149,947,326	$22,013,885
Receivable for investments sold	451,396	22,386,499	50,185	37,856
Receivable for shares sold	7,442,553	5,029,961	16,812,857	–
Interest receivable	2,058,754	9,875,959	1,198,278	40,208
Receivable due from advisor	–	–	–	9,429
Prepaid expenses and other assets	27,943	41,570	79,484	15,118
Total Assets	418,405,120	1,754,071,857	168,088,130	22,116,496
LIABILITIES
Payable for investments purchased	12,157,546	24,289,498	10,080,837	842,425
Payable for shares redeemed	472,226	7,789,395	41,450	–
Investment advisory fees payable	88,581	685,641	83,851	–
Administration and transfer agency fees payable	7,945	100,665	19,789	55,738
Distribution and services fees payable	12,185	14,539	2,996	1,149
Trustees' fees and expenses payable	3,502	23,776	422	236
Professional fees payable	12,880	22,759	12,756	12,657
Custody fees payable	2,554	18,531	2,156	2,906
Accrued expenses and other liabilities	8,833	67,472	604	1,317
Total Liabilities	12,766,252	33,012,276	10,244,861	916,428
NET ASSETS	$405,638,868	$1,721,059,581	$157,843,269	$21,200,068
NET ASSETS CONSIST OF
Paid-in capital	$402,582,858	$1,707,925,382	$156,193,695	$18,389,169
Total distributable earnings	3,056,010	13,134,199	1,649,574	2,810,899
NET ASSETS	$405,638,868	$1,721,059,581	$157,843,269	$21,200,068
INVESTMENTS, AT COST	$406,332,738	$1,696,222,648	$148,766,930	$19,595,416

See Notes to Financial Statements.

97 | April 30, 2021

ALPS | Smith Funds
Statements of Assets and Liabilities	April 30, 2021 (Unaudited)

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.60		$11.21		$10.39		$11.77
Net Assets	$16,141,098		$8,875,197		$7,646,288		$724,188
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,523,060		791,806		736,131		61,537
Class A:
Net Asset Value, offering and redemption price per share	$10.59		$11.21		$10.39		$11.77
Net Assets	$12,012,282		$16,965,309		$1,203,361		$1,176,597
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,133,887		1,513,076		115,829		100,000
Maximum offering price per share	$10.83	(a)	$11.47	(a)	$10.63	(a)	$12.17	(b)
Class C:
Net Asset Value, offering and redemption price per share(c)	$10.58		$11.19		$10.39		$11.74
Net Assets	$3,178,627		$7,949,799		$519,413		$587,181
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	300,557		710,564		50,000		50,000
Class I:
Net Asset Value, offering and redemption price per share	$10.60		$11.21		$10.40		$11.77
Net Assets	$374,306,861		$1,687,269,276		$148,474,207		$18,712,102
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	35,303,410		150,577,988		14,281,603		1,590,155

(a)	(NAV/0.9775), based on maximum sales charge of 2.25% of the offering price.
(b)	(NAV/0.9675), based on maximum sales charge of 3.25% of the offering price.
(c)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

98 | April 30, 2021

ALPS | Smith Funds

Statements of Operations	For the Six Months Ended April 30, 2021 (Unaudited)

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund(a)	ALPS | Smith Balanced Opportunity Fund(a)
INVESTMENT INCOME
Dividends	$14,611	$320,878	$65,808	$77,522
Foreign taxes withheld on dividends	(3,651)	(13,059)	(1,036)	(1,430)
Interest	1,816,398	19,652,555	1,040,337	53,789
Total Investment Income	1,827,358	19,960,374	1,105,109	129,881

EXPENSES
Investment advisory fees	519,529	4,311,443	242,993	61,409
Administrative fees	144,725	728,229	43,754	57,165
Transfer agency fees	60,010	298,985	2,398	1,608
Distribution and service fees
Investor Class	18,658	14,856	4,247	926
Class A	13,126	22,762	1,517	1,486
Class C	12,866	38,289	2,559	2,724
Professional fees	15,698	35,058	14,348	14,157
Reports to shareholders and printing fees	3,775	33,013	999	805
State registration fees	39,960	74,072	3,863	3,001
Insurance fees	1,161	9,425	123	92
Custody fees	6,011	33,829	3,570	8,093
Trustees' fees and expenses	5,186	40,822	777	437
Miscellaneous expenses	5,396	14,853	4,138	4,048
Total Expenses	846,101	5,655,636	325,286	155,951
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(5,636)	(178)	(463)	(2,834)
Class A	(2,076)	(695)	(719)	(4,635)
Class C	(614)	(1,129)	(341)	(2,313)
Class I	(92,583)	(270,589)	(20,722)	(66,297)
Net Expenses	745,192	5,383,045	303,041	79,872
Net Investment Income	1,082,166	14,577,329	802,068	50,009
Net realized gain/(loss) on investments	990,286	(2,266,199)	499,394	422,865
Net realized gain on foreign currency transactions	–	–	–	32
Net Realized Gain/(Loss)	990,286	(2,266,199)	499,394	422,897
Net change in unrealized appreciation/(depreciation) on investments	21,444	(10,844,924)	1,295,751	2,554,488
Net Change in Unrealized Appreciation/(Depreciation)	21,444	(10,844,924)	1,295,751	2,554,488
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	1,011,730	(13,111,123)	1,795,145	2,977,385
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,093,896	$1,466,206	$2,597,213	$3,027,394

(a)	For the period September 16, 2020 (Inception) to April 30, 2021.

See Notes to Financial Statements.

99 | April 30, 2021

ALPS | Smith Short Duration Bond Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
OPERATIONS
Net investment income	$1,082,166	$1,369,569
Net realized gain	990,286	1,602,831
Net change in unrealized appreciation	21,444	1,684,442
Net Increase in Net Assets Resulting from Operations	2,093,896	4,656,842

DISTRIBUTIONS
From distributable earnings
Investor Class	(128,980)	(21,527)
Class A	(87,032)	(21,429)
Class C	(17,210)	(9,016)
Class I	(2,446,867)	(1,765,667)
Net Decrease in Net Assets from Distributions	(2,680,089)	(1,817,639)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	13,457,142	8,786,055
Class A	8,560,258	3,316,195
Class C	976,784	1,845,022
Class I	264,216,850	159,410,823
Dividends reinvested
Investor Class	83,431	16,577
Class A	82,614	18,236
Class C	16,821	8,286
Class I	1,746,616	1,187,091
Shares redeemed, net of redemption fees
Investor Class	(6,456,568)	(230,669)
Class A	(296,975)	(148,329)
Class C	(5)	(185,508)
Class I	(57,974,982)	(41,453,423)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	224,411,986	132,570,356

Net increase in net assets	223,825,793	135,409,559

NET ASSETS
Beginning of period	181,813,075	46,403,516
End of period	$405,638,868	$181,813,075

See Notes to Financial Statements.

100 | April 30, 2021

ALPS | Smith Total Return Bond Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
OPERATIONS
Net investment income	$14,577,329	$17,728,925
Net realized gain/(loss)	(2,266,199)	20,708,790
Net change in unrealized appreciation/(depreciation)	(10,844,924)	24,830,792
Net Increase in Net Assets Resulting from Operations	1,466,206	63,268,507

DISTRIBUTIONS
From distributable earnings
Investor Class	(257,826)	(136,099)
Class A	(391,842)	(252,408)
Class C	(162,144)	(59,370)
Class I	(38,668,399)	(22,139,600)
Net Decrease in Net Assets from Distributions	(39,480,211)	(22,587,477)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	2,663,179	9,570,405
Class A	6,560,660	7,720,559
Class C	1,886,072	5,311,853
Class I	579,485,467	1,096,771,120
Dividends reinvested
Investor Class	217,790	120,845
Class A	358,976	240,768
Class C	125,376	55,429
Class I	26,615,208	15,005,297
Shares redeemed, net of redemption fees
Investor Class	(3,869,413)	(3,975,002)
Class A	(4,577,861)	(1,264,314)
Class C	(373,864)	(733,489)
Class I	(213,435,927)	(185,793,976)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	395,655,663	943,029,495

Net increase in net assets	357,641,658	983,710,525

NET ASSETS
Beginning of period	1,363,417,923	379,707,398
End of period	$1,721,059,581	$1,363,417,923

See Notes to Financial Statements.

101 | April 30, 2021

ALPS | Smith Credit Opportunities Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
OPERATIONS
Net investment income	$802,068	$42,824
Net realized gain	499,394	43,945
Net change in unrealized appreciation/(depreciation)	1,295,751	(115,355)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,597,213	(28,586)

DISTRIBUTIONS
From distributable earnings
Investor Class	(31,898)	(1,183)
Class A	(14,903)	(1,780)
Class C	(5,001)	(450)
Class I	(826,988)	(37,948)
Net Decrease in Net Assets from Distributions	(878,790)	(41,361)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	7,208,974	701,936
Class A	161,677	1,000,000
Class C	–	500,000
Class I	126,692,019	25,436,680
Dividends reinvested
Investor Class	23,467	–
Class A	1,295	–
Class I	386,230	1,273
Shares redeemed
Investor Class	(341,605)	(175)
Class I	(5,251,687)	(325,291)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	128,880,370	27,314,423

Net increase in net assets	130,598,793	27,244,476

NET ASSETS
Beginning of period	27,244,476	–
End of period	$157,843,269	$27,244,476

See Notes to Financial Statements.

102 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
OPERATIONS
Net investment income	$50,009	$8,275
Net realized gain/(loss)	422,897	(23,561)
Net change in unrealized appreciation/(depreciation)	2,554,488	(136,019)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,027,394	(151,305)

DISTRIBUTIONS
From distributable earnings
Investor Class	(1,436)	(116)
Class A	(2,353)	(415)
Class I	(54,893)	(6,578)
Net Decrease in Net Assets from Distributions	(58,682)	(7,109)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	7,521	610,109
Class A	–	1,000,000
Class C	–	500,000
Class I	3,838,146	12,420,000
Dividends reinvested
Investor Class	141	–
Class I	20,846	692
Shares redeemed
Investor Class	(52)	–
Class I	(7,633)	–
Net Increase in Net Assets Derived from Beneficial Interest Transactions	3,858,969	14,530,801

Net increase in net assets	6,827,681	14,372,387

NET ASSETS
Beginning of period	14,372,387	–
End of period	$21,200,068	$14,372,387

See Notes to Financial Statements.

103 | April 30, 2021

ALPS | Smith Short Duration Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.62		$10.25	$9.98	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.11	0.23	0.07
Net realized and unrealized gain/(loss)	0.06		0.48	0.27	(0.04)
Total from investment operations	0.09		0.59	0.50	0.03

DISTRIBUTIONS:
From net investment income	(0.03)		(0.14)	(0.22)	(0.05)
From net realized gains	(0.08)		(0.08)	(0.01)	–
Total distributions	(0.11)		(0.22)	(0.23)	(0.05)

Net increase/(decrease) in net asset value	(0.02)		0.37	0.27	(0.02)
Net asset value, end of period	$10.60		$10.62	$10.25	$9.98
TOTAL RETURN(b)	0.80%		5.85%	5.04%	0.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$16,141		$9,100	$519	$491
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.85	%(c)	0.95%	1.10%	2.79	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.77	%(c)	0.78%	0.76%	0.89	%(c)
Ratio of net investment income to average net assets	0.52	%(c)	1.02%	2.22%	1.93	%(c)
Portfolio turnover rate(d)	112%		457%	639%	266%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

104 | April 30, 2021

ALPS | Smith Short Duration Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.61		$10.24	$9.98	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.12	0.22	0.06
Net realized and unrealized gain/(loss)	0.06		0.47	0.27	(0.03)
Total from investment operations	0.09		0.59	0.49	0.03

DISTRIBUTIONS:
From net investment income	(0.03)		(0.14)	(0.22)	(0.05)
From net realized gains	(0.08)		(0.08)	(0.01)	–
Total distributions	(0.11)		(0.22)	(0.23)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	0.00 (b)	–
Net increase/(decrease) in net asset value	(0.02)		0.37	0.26	(0.02)
Net asset value, end of period	$10.59		$10.61	$10.24	$9.98
TOTAL RETURN(c)	0.80%		5.84%	4.96%	0.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$12,012		$3,702	$471	$110
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.81	%(d)	0.94%	1.09%	4.28	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.77	%(d)	0.77%	0.74%	0.89	%(d)
Ratio of net investment income to average net assets	0.51	%(d)	1.10%	2.17%	1.86	%(d)
Portfolio turnover rate(e)	112%		457%	639%	266%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

105 | April 30, 2021

ALPS | Smith Short Duration Bond Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.61		$10.24	$9.98	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.01)		0.05	0.15	0.05
Net realized and unrealized gain/(loss)	0.06		0.47	0.27	(0.04)
Total from investment operations	0.05		0.52	0.42	0.01

DISTRIBUTIONS:
From net investment income	(0.00	)(b)	(0.07)	(0.15)	(0.03)
From net realized gains	(0.08)		(0.08)	(0.01)	–
Total distributions	(0.08)		(0.15)	(0.16)	(0.03)

Net increase/(decrease) in net asset value	(0.03)		0.37	0.26	(0.02)
Net asset value, end of period	$10.58		$10.61	$10.24	$9.98
TOTAL RETURN(c)	0.45%		5.10%	4.19%	0.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,179		$2,193	$497	$370
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.54	%(d)	1.67%	1.83%	3.54	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.49	%(d)	1.49%	1.49%	1.48	%(d)
Ratio of net investment income/(loss) to average net assets	(0.20	)%(d)	0.46%	1.48%	1.35	%(d)
Portfolio turnover rate(e)	112%		457%	639%	266%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

106 | April 30, 2021

ALPS | Smith Short Duration Bond Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.62		$10.25	$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.16	0.25	0.08
Net realized and unrealized gain/(loss)	0.06		0.46	0.26	(0.03)
Total from investment operations	0.10		0.62	0.51	0.05

DISTRIBUTIONS:
From net investment income	(0.04)		(0.17)	(0.25)	(0.06)
From net realized gains	(0.08)		(0.08)	(0.01)	–
Total distributions	(0.12)		(0.25)	(0.26)	(0.06)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (b)	0.01	0.00	(b)
Net increase/(decrease) in net asset value	(0.02)		0.37	0.26	(0.01)
Net asset value, end of period	$10.60		$10.62	$10.25	$9.99
TOTAL RETURN(c)	0.95%		6.12%	5.21%	0.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$374,307		$166,817	$44,916	$13,601
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.56	%(d)	0.70%	0.82%	1.70	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.49	%(d)	0.49%	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	0.79	%(d)	1.52%	2.46%	2.36	%(d)
Portfolio turnover rate(e)	112%		457%	639%	266%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

107 | April 30, 2021

ALPS | Smith Total Return Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.46		$10.99	$10.05	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.19	0.22	0.07
Net realized and unrealized gain/(loss)	(0.06)		0.57	0.95	0.03
Total from investment operations	0.03		0.76	1.17	0.10

DISTRIBUTIONS:
From net investment income	(0.09)		(0.19)	(0.21)	(0.05)
From net realized gains	(0.19)		(0.10)	(0.02)	–
Total distributions	(0.28)		(0.29)	(0.23)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (b)	0.00 (b)	–
Net increase/(decrease) in net asset value	(0.25)		0.47	0.94	0.05
Net asset value, end of period	$11.21		$11.46	$10.99	$10.05
TOTAL RETURN(c)	0.24%		6.95%	11.77%	1.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,875		$10,109	$4,121	$345
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.96	%(d)	1.01%	1.07%	2.97	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.96	%(d)	0.96%	0.96%	1.07	%(d)
Ratio of net investment income to average net assets	1.57	%(d)	1.66%	2.05%	2.20	%(d)
Portfolio turnover rate(e)	126%		360%	489%	345%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

108 | April 30, 2021

ALPS | Smith Total Return Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.46		$10.99	$10.05	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.19	0.21	0.07
Net realized and unrealized gain/(loss)	(0.06)		0.57	0.97	0.03
Total from investment operations	0.03		0.76	1.18	0.10

DISTRIBUTIONS:
From net investment income	(0.09)		(0.19)	(0.22)	(0.05)
From net realized gains	(0.19)		(0.10)	(0.02)	–
Total distributions	(0.28)		(0.29)	(0.24)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (b)	0.00 (b)	–
Net increase/(decrease) in net asset value	(0.25)		0.47	0.94	0.05
Net asset value, end of period	$11.21		$11.46	$10.99	$10.05
TOTAL RETURN(c)	0.24%		6.96%	11.79%	1.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$16,965		$15,016	$7,929	$136
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.96	%(d)	0.99%	1.05%	3.96	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.95	%(d)	0.95%	0.95%	1.07	%(d)
Ratio of net investment income to average net assets	1.58	%(d)	1.66%	1.91%	2.10	%(d)
Portfolio turnover rate(e)	126%		360%	489%	345%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

109 | April 30, 2021

ALPS | Smith Total Return Bond Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.44		$10.97	$10.04	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.11	0.13	0.05
Net realized and unrealized gain/(loss)	(0.05)		0.57	0.97	0.03
Total from investment operations	–		0.68	1.10	0.08

DISTRIBUTIONS:
From net investment income	(0.06)		(0.11)	(0.15)	(0.04)
From net realized gains	(0.19)		(0.10)	(0.02)	–
Total distributions	(0.25)		(0.21)	(0.17)	(0.04)

Net increase/(decrease) in net asset value	(0.25)		0.47	0.93	0.04
Net asset value, end of period	$11.19		$11.44	$10.97	$10.04
TOTAL RETURN(b)	(0.10)%		6.23%	10.98%	0.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,950		$6,508	$1,727	$121
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.70	%(c)	1.72%	1.79%	4.69	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.67	%(c)	1.67%	1.67%	1.67	%(c)
Ratio of net investment income to average net assets	0.85	%(c)	0.94%	1.20%	1.49	%(c)
Portfolio turnover rate(d)	126%		360%	489%	345%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

110 | April 30, 2021

ALPS | Smith Total Return Bond Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.46		$10.99	$10.04	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.22	0.24	0.09
Net realized and unrealized gain/(loss)	(0.05)		0.57	0.97	0.02
Total from investment operations	0.05		0.79	1.21	0.11

DISTRIBUTIONS:
From net investment income	(0.11)		(0.22)	(0.24)	(0.07)
From net realized gains	(0.19)		(0.10)	(0.02)	–
Total distributions	(0.30)		(0.32)	(0.26)	(0.07)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (b)	0.00 (b)	–
Net increase/(decrease) in net asset value	(0.25)		0.47	0.95	0.04
Net asset value, end of period	$11.21		$11.46	$10.99	$10.04
TOTAL RETURN(c)	0.39%		7.26%	12.19%	1.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,687,269		$1,331,786	$365,930	$10,495
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.70	%(d)	0.72%	0.76%	2.18	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.67	%(d)	0.67%	0.67%	0.67	%(d)
Ratio of net investment income to average net assets	1.85	%(d)	1.94%	2.22%	2.64	%(d)
Portfolio turnover rate(e)	126%		360%	489%	345%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

111 | April 30, 2021

ALPS | Smith Credit Opportunities Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.96		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.02
Net realized and unrealized gain/(loss)	0.46		(0.04)
Total from investment operations	0.57		(0.02)

DISTRIBUTIONS:
From net investment income	(0.12)		(0.02)
From net realized gains	(0.02)		–
Total distributions	(0.14)		(0.02)

Net increase/(decrease) in net asset value	0.43		(0.04)
Net asset value, end of period	$10.39		$9.96
TOTAL RETURN(b)	5.70%		(0.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,646		$699
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.23	%(c)	2.36	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.19	%(c)	1.20	%(c)
Ratio of net investment income to average net assets	2.10	%(c)	1.37	%(c)
Portfolio turnover rate(d)	151%		66%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

112 | April 30, 2021

ALPS | Smith Credit Opportunities Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.96		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.02
Net realized and unrealized gain/(loss)	0.45		(0.04)
Total from investment operations	0.57		(0.02)

DISTRIBUTIONS:
From net investment income	(0.12)		(0.02)
From net realized gains	(0.02)		–
Total distributions	(0.14)		(0.02)

Net increase/(decrease) in net asset value	0.43		(0.04)
Net asset value, end of period	$10.39		$9.96
TOTAL RETURN(b)	5.70%		(0.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,203		$996
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.30	%(c)	2.38	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.17	%(c)	1.20	%(c)
Ratio of net investment income to average net assets	2.32	%(c)	1.33	%(c)
Portfolio turnover rate(d)	151%		66%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

113 | April 30, 2021

ALPS | Smith Credit Opportunities Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.96		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.01
Net realized and unrealized gain/(loss)	0.45		(0.04)
Total from investment operations	0.53		(0.03)

DISTRIBUTIONS:
From net investment income	(0.08)		(0.01)
From net realized gains	(0.02)		–
Total distributions	(0.10)		(0.01)

Net increase/(decrease) in net asset value	0.43		(0.04)
Net asset value, end of period	$10.39		$9.96
TOTAL RETURN(b)	5.33%		(0.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$519		$498
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.03	%(c)	3.09	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.90	%(c)	1.90	%(c)
Ratio of net investment income to average net assets	1.59	%(c)	0.63	%(c)
Portfolio turnover rate(d)	151%		66%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

114 | April 30, 2021

ALPS | Smith Credit Opportunities Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.97		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.02
Net realized and unrealized gain/(loss)	0.45		(0.03)
Total from investment operations	0.58		(0.01)

DISTRIBUTIONS:
From net investment income	(0.13)		(0.02)
From net realized gains	(0.02)		–
Total distributions	(0.15)		(0.02)

Net increase/(decrease) in net asset value	0.43		(0.03)
Net asset value, end of period	$10.40		$9.97
TOTAL RETURN(b)	5.85%		(0.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$148,474		$25,051
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.97	%(c)	1.86	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(c)	0.90	%(c)
Ratio of net investment income to average net assets	2.48	%(c)	1.79	%(c)
Portfolio turnover rate(d)	151%		66%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

115 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.88		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.00	(b)
Net realized and unrealized gain/(loss)	1.89		(0.12)
Total from investment operations	1.91		(0.12)

DISTRIBUTIONS:
From net investment income	(0.02)		(0.00	)(b)
Total distributions	(0.02)		(0.00	)(b)

Net increase/(decrease) in net asset value	1.89		(0.12)
Net asset value, end of period	$11.77		$9.88
TOTAL RETURN(c)	19.39%		(1.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$724		$601
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.98	%(d)	3.00	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.13	%(d)	1.15	%(d)
Ratio of net investment income to average net assets	0.35	%(d)	0.25	%(d)
Portfolio turnover rate(e)	68%		26%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

116 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.88		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.00	(b)
Net realized and unrealized gain/(loss)	1.89		(0.12)
Total from investment operations	1.91		(0.12)

DISTRIBUTIONS:
From net investment income	(0.02)		(0.00	)(b)
Total distributions	(0.02)		(0.00	)(b)

Net increase/(decrease) in net asset value	1.89		(0.12)
Net asset value, end of period	$11.77		$9.88
TOTAL RETURN(c)	19.39%		(1.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,177		$988
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.97	%(d)	3.03	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.12	%(d)	1.15	%(d)
Ratio of net investment income to average net assets	0.36	%(d)	0.26	%(d)
Portfolio turnover rate(e)	68%		26%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

117 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.88		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.01)
Net realized and unrealized gain/(loss)	1.88		(0.11)
Total from investment operations	1.86		(0.12)

Net increase/(decrease) in net asset value	1.86		(0.12)
Net asset value, end of period	$11.74		$9.88
TOTAL RETURN(b)	18.83%		(1.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$587		$494
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.70	%(c)	3.73	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.85	%(c)	1.85	%(c)
Ratio of net investment loss to average net assets	(0.37	)%(c)	(0.44	)%(c)
Portfolio turnover rate(d)	68%		26%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

118 | April 30, 2021

ALPS | Smith Balanced Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$9.88		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.01
Net realized and unrealized gain/(loss)	1.90		(0.12)
Total from investment operations	1.93		(0.11)

DISTRIBUTIONS:
From net investment income	(0.04)		(0.01)
Total distributions	(0.04)		(0.01)

Net increase/(decrease) in net asset value	1.89		(0.12)
Net asset value, end of period	$11.77		$9.88
TOTAL RETURN(b)	19.56%		(1.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$18,712		$12,289
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.72	%(c)	2.69	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.85	%(c)	0.85	%(c)
Ratio of net investment income to average net assets	0.63	%(c)	0.57	%(c)
Portfolio turnover rate(d)	68%		26%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

119 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Management Commentary	April 30, 2021 (Unaudited)

2021 – H1 Commentary and Outlook

The first half of 2021 was notable for the reflation trade with strong performance from cyclical and value-type companies that were hurt the most by the pandemic. These companies were spurred on by continued government fiscal and monetary support as well as the incremental reopening of businesses following the vaccine rollout. Growth and inflation continue to creep upwards, pushing long-term interest rates higher. We believe this bodes well for financials such as banks and lenders, as the increase in lending spreads improves their profitability, and much less so for high valuation growth companies as increased discount rates could leave them vulnerable to rising costs of capital. The Fed maintains that inflation will prove transitory as bottlenecks created by the pandemic alleviate and manufacturing catches up to demand. In our view, this may take a few months to play out but “inflation watch” has become the cornerstone of the equity markets.

H1 2021 Markets Review

Equities continued marching higher in the first half as central banks around the world reinforced their commitment to loose monetary policy and governments provided massive fiscal stimulus. The United States approved the third round of stimulus payments. This excess liquidity gave rise to fear of rampant inflation which sparked interest rates to jump higher as the 10-year Treasury note yields finished the half at 1.63% up from 0.87%.

Technology and healthcare sectors gave up leadership as the stock market broadened with vaccine rollout accelerating. Energy and financials were notable strengths. Within financials, lenders were particularly strong as a steeper yield curve helps their profits.

H1 2021 Portfolio Review

For the six months ending April 30, 2021, the Fund’s Investor shares (LPEFX) returned 35.40%, compared with 30.16% and 49.07% for the Morningstar Developed Markets Index (the Fund’s primary benchmark) and the Global Listed Private Equity Index (the Fund’s secondary benchmark), respectively.

The Fund missed out on strong performance in energy, consumer discretionary and materials versus our benchmark with smaller allocations.

Net contributors to performance included:

• IAC/InteractiveCorp

• Intermediate Capital

• KKR & Co

Net detractors from performance included:

• Prosus NV

• Taiwan Semiconductor

• Alibaba Group

We exited 10 names, added 13, and ended the period with 50 holdings.

Outlook

As of the date of this report, consumer prices have recovered to pre-COVID levels. Price jumps and selected bottlenecks in the supply chain are noticeable in pockets of the economy such as lumber, copper, and shipping rates. We believe, however, that while the overall level of inflation may rise in the near-term, it will not persist and we believe that the recent spike of interest rates will likely overshoot and settle back down as inflation fears fade later in the year and into 2022. The recent outperformance of banks should begin to mitigate as this becomes more likely.

Excess capital in equity markets have been driving a feeding frenzy into crowded sectors with very poor fundamentals. To justify these lofty valuations, earnings reports will likely need to exceed investor expectations over the next couple of quarters. Fortunately, as of the date of this report, stocks held by the Fund continue to trade at reasonable valuations due to their complexity, balance sheet strength, and long term superior capital allocation.

We target companies we call “capital allocators” with management teams, incentives, and shareholder alignment that we believe create exceptional value over mid to long time horizons. These companies are often holding companies, conglomerates, and publicly traded private equity portfolios.

In our opinion, the current market climate is well suited for the Fund’s portfolio companies. In particular, record M&A acts as an accelerant for the Fund’s portfolio companies, allowing them to rotate their underlying holdings and harvest gains. Given relative valuations, M&A tailwinds, and a focus on return on capital, we believe that the Fund’s portfolio is positioned well for this environment. As this new bull market matures, coming off the quick and deep downdraft of the pandemic, we expect the Fund’s portfolio to play catch up as investors return to a longer term view of excellent capital allocators. The market and many investors seem very short term oriented, reacting to the next big news in various sectors both positive and negative. As pure speculation (a hallmark of early bull markets) gradually dissipates, we expect more rational valuations and attitudes will re-emerge about what constitutes good, solid equity investments. In that vein we appreciate your loyalty and patience.

Andrew Drummond	Kirk McCown
Portfolio Manager	Portfolio Manager

120 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Management Commentary	April 30, 2021 (Unaudited)

The views of the authors and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the authors only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS, Advisors, Inc., Red Rocks Capital, LLC, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification cannot guarantee gain or prevent losses.

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

121 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Performance Update	April 30, 2021 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	1 Year	3 Year	5 Year	10 Year	Total Expense Ratio	What You Pay*
Investor# (NAV)	35.40%	56.16%	13.50%	14.85%	9.84%	2.45%	2.45%
Class A (NAV)	35.20%	56.27%	13.51%	14.85%	9.84%	2.49%	2.49%
Class A (MOP)	27.67%	47.80%	11.39%	13.54%	9.23%
Class C (NAV)	34.94%	54.88%	12.61%	13.98%	9.03%	3.11%	3.11%
Class C (CDSC)	33.94%	53.88%	12.61%	13.98%	9.03%
Class I	35.41%	56.48%	13.76%	15.12%	10.13%	2.11%	2.11%
Class R	35.12%+	55.95%	13.27%	14.62%	9.69%	2.57%	2.57%
Morningstar Developed Markets Index[1]	30.16%	47.39%	14.34%	14.50%	10.56%
Red Rocks Global Listed Private Equity Index[2]	49.07%	77.13%	15.46%	16.52%	10.54%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days.

122 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Performance Update	April 30, 2021 (Unaudited)

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares.

Fund Inception date of December 31, 2007 for Investor Class, Class I, and Class R; Fund Inception date June 30, 2010 for Class C; Fund Inception date June 12, 2018 for Class A.

[1]	The Morningstar Developed Market Index measures the performance of developed regional markets targeting the top 97% of stocks by market capitalization. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
2	The Red Rocks Global Listed Private Equity Index includes securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. The Red Rocks Global Listed Private Equity Index is managed by the Fund’s Sub-Advisor. An investor may not invest directly in an index.
*	What You Pay reflects the Advisor's and Sub-Advisor’s decision to contractually limit expenses through February 28, 2022, and Acquired Fund Fees and Expenses of 0.79%. Please see the current prospectus dated February 28, 2021 for additional information.
#	Prior to December 1, 2017, Investor Class was known as Class A.
+	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Prior to March 31, 2020, the ALPS | Red Rocks Global Opportunity Fund was known as the ALPS | Red Rocks Listed Private Equity Fund.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

Certain of the Fund’s investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price and/or time. As a result, these securities may be more difficult to value. Foreign investing involves special risks, such as currency fluctuations and political uncertainty. The Fund invests in derivatives and is subject to the risk that the value of those derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

123 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Performance Update	April 30, 2021 (Unaudited)

Top Ten Holdings (as a % of Net Assets) †

IAC/InterActiveCorp	4.94%
KKR & Co., Inc.	4.20%
HarbourVest Global Private Equity, Ltd.	4.00%
Partners Group Holding AG	3.88%
Brederode SA	3.82%
3i Group PLC	3.80%
Blackstone Group, Inc.	3.72%
Intermediate Capital Group PLC	3.43%
HBM Healthcare Investments AG	3.41%
HgCapital Trust PLC	3.27%
Top Ten Holdings	38.47%

†	Holdings are subject to change and my not reflect the current or future position of the portfolio. Table presents indicative values only.

Industry Sector Allocation (as a % of Net Assets)

124 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (18.81%)
Apax Global Alpha, Ltd.(a)	365,000	$1,043,431
HarbourVest Global Private Equity, Ltd.(b)	149,200	4,254,968
HBM Healthcare Investments AG, Class A	10,091	3,626,364
HgCapital Trust PLC	751,370	3,476,211
ICG Enterprise Trust PLC	102,000	1,526,644
Pantheon International PLC Fund(b)	75,806	2,774,322
Princess Private Equity Holding, Ltd.	102,600	1,603,568
Standard Life Private Equity Trust PLC	258,400	1,714,093

TOTAL CLOSED-END FUNDS
(Cost $12,905,410)		20,019,601

COMMON STOCKS (79.16%)
Communications (10.21%)
Internet (1.34%)
Alibaba Group Holding, Ltd., Sponsored ADR(b)	6,200	1,431,890

Media (8.87%)
IAC/InterActiveCorp(b)	20,750	5,259,502
Liberty Broadband Corp., Class C(b)	13,400	2,180,448
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	44,200	1,997,398
		9,437,348

TOTAL COMMUNICATIONS		10,869,238

Consumer, Cyclical (4.89%)
Entertainment (3.51%)
Betsson AB	127,000	1,153,925
Entain PLC(b)	53,300	1,245,970
Kindred Group PLC(b)	77,500	1,333,871
		3,733,766

Retail (1.38%)
Costco Wholesale Corp.	3,950	1,469,755

TOTAL CONSUMER, CYCLICAL		5,203,521

Consumer, Non-Cyclical (6.58%)
Healthcare-Products (4.34%)
Hologic, Inc.(b)	20,400	1,337,220
Stryker Corp.	5,500	1,444,465
Thermo Fisher Scientific, Inc.	3,900	1,833,897
		4,615,582
	Shares	Value (Note 2)
Healthcare-Services (2.24%)
Chemed Corp.	5,000	$2,383,050

TOTAL CONSUMER, NON-CYCLICAL		6,998,632
Diversified (0.97%)
Holding Companies-Diversified Operations (0.97%)
Schouw & Co. A/S	9,700	1,035,810

TOTAL DIVERSIFIED		1,035,810

Financials (46.79%)
Diversified Financial Services (27.04%)
Apollo Global Management, Inc.	38,200	2,115,134
Ares Management LP, Class A	23,000	1,207,960
Blackstone Group, Inc., Class A	44,700	3,955,503
Cannae Holdings, Inc.(b)	77,000	3,056,900
Carlyle Group, Inc.	48,500	2,069,010
EXOR N.V.	17,000	1,395,242
Intermediate Capital Group PLC	121,000	3,652,955
KKR & Co., Inc., Class A	79,000	4,469,820
Mastercard, Inc., Class A	3,875	1,480,482
Partners Group Holding AG	2,900	4,130,954
StepStone Group, Inc., Class A	37,400	1,245,420
		28,779,380

Investment Companies (9.75%)
3i Group PLC	228,500	4,047,126
Chrysalis Investments, Ltd.(b)	362,000	987,377
FS KKR Capital Corp. II	38,000	777,860
Investor AB, B Shares	33,200	2,818,235
Kinnevik AB, B Shares	31,700	1,749,575
		10,380,173

Private Equity (8.33%)
Altamir	34,600	992,113
Brederode SA	33,180	4,061,492
Clairvest Group, Inc.	12,700	635,439
Ratos AB, B Shares	277,000	1,630,137
SuRo Capital Corp.	106,000	1,542,300
		8,861,481

Real Estate (1.67%)
Brookfield Asset Management,
Inc., Class A	39,000	1,777,620

TOTAL FINANCIALS		49,798,654

Industrials (4.57%)
Electronics (0.99%)
Lagercrantz Group AB, B Shares	102,000	1,052,466

See Notes to Financial Statements.

125 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
Machinery-Diversified (1.11%)
IDEX Corp.	5,275	$1,182,655

Miscellaneous Manufacturers (2.47%)
Colfax Corp.(b)	23,900	1,080,041
Danaher Corp.	6,100	1,549,034
		2,629,075

TOTAL INDUSTRIALS		4,864,196

Technology (3.56%)
Software (3.56%)
Constellation Software, Inc.	1,100	1,614,386
Fidelity National Information Services, Inc.	14,200	2,171,180
		3,785,566

TOTAL TECHNOLOGY		3,785,566

Utilities (1.59%)
Electric (1.59%)
Brookfield Infrastructure Partners LP	31,400	1,688,378

TOTAL UTILITIES		1,688,378

TOTAL COMMON STOCKS
(Cost $59,673,587)		84,243,995

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (1.68%)
Money Market Fund (1.68%)
State Street Institutional Treasury Plus Money Market Fund	0.020%	1,785,765	1,785,765

TOTAL MONEY MARKET FUND			1,785,765

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,785,765)			1,785,765

TOTAL INVESTMENTS (99.65%)
(Cost $74,364,762)			$106,049,361

Other Assets In Excess Of Liabilities (0.35%)			375,410

NET ASSETS (100.00%)			$106,424,771
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, the aggregate market value of those securities was $1,043,431, representing 0.98% of net assets.
(b)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

126 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Statement of Assets and Liabilities	April 30, 2021 (Unaudited)

ASSETS
Investments, at value	$106,049,361
Receivable for shares sold	25,713
Dividends receivable	518,340
Prepaid expenses and other assets	33,379
Total Assets	106,626,793
LIABILITIES
Payable for shares redeemed	15,784
Investment advisory fees payable	77,318
Administration and transfer agency fees payable	33,249
Distribution and services fees payable	28,101
Trustees' fees and expenses payable	1,375
Professional fees payable	15,540
Custody fees payable	12,212
Accrued expenses and other liabilities	18,443
Total Liabilities	202,022
NET ASSETS	$106,424,771
NET ASSETS CONSIST OF
Paid-in capital	$72,126,063
Total distributable earnings	34,298,708
NET ASSETS	$106,424,771
INVESTMENTS, AT COST	$74,364,762
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$8.41
Net Assets	$19,426,413
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,309,944
Class A:
Net Asset Value, offering and redemption price per share	$8.37
Net Assets	$3,499,585
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	417,951
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$8.86
Class C:
Net Asset Value, offering and redemption price per share(a)	$7.72
Net Assets	$10,605,915
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,373,462
Class I:
Net Asset Value, offering and redemption price per share	$8.60
Net Assets	$66,359,728
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	7,714,174
Class R:
Net Asset Value, offering and redemption price per share	$6.73
Net Assets	$6,533,130
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	970,850

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

127 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Statement of Operations	For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$723,745
Foreign taxes withheld on dividends	(13,680)
Total Investment Income	710,065

EXPENSES
Investment advisory fees	423,544
Administrative fees	49,201
Transfer agency fees	57,499
Distribution and service fees
Investor Class	32,353
Class A	5,334
Class C	51,253
Class R	15,235
Professional fees	15,782
Reports to shareholders and printing fees	9,254
State registration fees	36,277
Insurance fees	588
Custody fees	14,321
Trustees' fees and expenses	2,956
Miscellaneous expenses	9,059
Total Expenses	722,656
Less fees waived/reimbursed by investment advisor (Note 8)
Class I	(3,612)
Net Expenses	719,044
Net Investment Loss	(8,979)
Net realized gain on investments	9,282,991
Net realized loss on foreign currency transactions	(6,905)
Net Realized Gain	9,276,086
Net change in unrealized appreciation on investments	20,486,794
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,555
Net Change in Unrealized Appreciation	20,498,349
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	29,774,435
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,765,456

See Notes to Financial Statements.

128 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020(a)
OPERATIONS
Net investment income/(loss)	$(8,979)	$1,283,746
Net realized gain	9,276,086	10,777,543
Net change in unrealized appreciation/(depreciation)	20,498,349	(22,128,678)
Net Increase/(Decrease) in Net Assets Resulting from Operations	29,765,456	(10,067,389)

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(718,013)	(3,586,004)
Class A	(119,340)	(115,589)
Class C	(439,224)	(2,358,134)
Class I	(2,461,060)	(19,020,392)
Class R	(291,941)	(961,289)
Net Decrease in Net Assets from Distributions	(4,029,578)	(26,041,408)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	770,226	5,255,428
Class A	643,179	3,213,948
Class C	30,972	641,538
Class I	4,821,404	26,449,314
Class R	144,674	883,978
Dividends reinvested
Investor Class	569,108	2,760,858
Class A	83,596	79,919
Class C	367,738	1,803,296
Class I	2,258,632	15,657,972
Class R	291,941	959,137
Shares redeemed, net of redemption fees
Investor Class	(2,071,569)	(12,347,153)
Class A	(545,368)	(1,413,331)
Class C	(1,422,299)	(6,439,102)
Class I	(12,989,122)	(100,944,449)
Class R	(630,779)	(1,261,496)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(7,677,667)	(64,700,143)

Net increase/(decrease) in net assets	18,058,211	(100,808,940)

NET ASSETS
Beginning of period	88,366,560	189,175,500
End of period	$106,424,771	$88,366,560

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.

See Notes to Financial Statements.

129 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(b)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$6.47		$7.71	$6.79	$8.05	$6.29	$6.76
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	(0.00	)(d)	0.06	0.12	0.06	0.12	0.06
Net realized and unrealized gain/(loss)	2.24		(0.23)	1.09	(0.37)	1.74	(0.04)
Total from investment operations	2.24		(0.17)	1.21	(0.31)	1.86	0.02
DISTRIBUTIONS:
From net investment income	–		(0.60)	(0.06)	(0.70)	(0.10)	(0.22)
From net realized gains	(0.30)		(0.47)	(0.23)	(0.25)	–	(0.27)
Total distributions	(0.30)		(1.07)	(0.28)	(0.95)	(0.10)	(0.49)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)
Net increase/(decrease) in net asset value	1.94		(1.24)	0.92	(1.26)	1.76	(0.47)
Net asset value, end of period	$8.41		$6.47	$7.71	$6.79	$8.05	$6.29
TOTAL RETURN(e)	35.40%		(3.20)%	18.77%	(4.23)%	29.97%	0.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$19,426		$15,580	$25,061	$35,775	$55,538	$128,920
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	1.55	%(g)	1.47%	1.44%	1.40%	1.38%	1.47%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.55	%(g)	1.47%	1.44%	1.40%	1.38%	1.47%
Ratio of net investment income/(loss) to average net assets(f)	(0.12	)%(g)	0.86%	1.71%	0.86%	1.63%	1.07%
Portfolio turnover rate(h)	34%		41%	28%	29%	31%	30%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Prior to December 1, 2017, Investor Class was known as Class A.
(c)	Calculated using the average shares method.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(g)	Annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

130 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$6.45		$7.67	$6.79	$7.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	(0.00	)(c)	0.04	0.20	0.01
Net realized and unrealized gain/(loss)	2.22		(0.20)	0.99	(0.45)
Total from investment operations	2.22		(0.16)	1.19	(0.44)

DISTRIBUTIONS:
From net investment income	–		(0.60)	(0.08)	–
From net realized gains	(0.30)		(0.47)	(0.23)	–
Total distributions	(0.30)		(1.07)	(0.31)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(c)	0.01	–	–
Net increase/(decrease) in net asset value	1.92		(1.22)	0.88	(0.44)
Net asset value, end of period	$8.37		$6.45	$7.67	$6.79
TOTAL RETURN(d)	35.20%		(2.92)%	18.64%	(6.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,500		$2,544	$790	$9
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.53	%(f)	1.51%	1.48%	1.48	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.53	%(f)	1.51%	1.48%	1.48	%(f)
Ratio of net investment income/(loss) to average net assets(e)	(0.12	)%(f)	0.62%	2.74%	0.37	%(f)
Portfolio turnover rate(g)	34%		41%	28%	29%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

131 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$5.98		$7.25	$6.41	$7.66	$6.04	$6.53
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.03)		0.01	0.06	0.01	0.06	0.03
Net realized and unrealized gain/(loss)	2.07		(0.22)	1.03	(0.34)	1.65	(0.03)
Total from investment operations	2.04		(0.21)	1.09	(0.33)	1.71	–
DISTRIBUTIONS:
From net investment income	–		(0.59)	(0.02)	(0.67)	(0.09)	(0.22)
From net realized gains	(0.30)		(0.47)	(0.23)	(0.25)	–	(0.27)
Total distributions	(0.30)		(1.06)	(0.25)	(0.92)	(0.09)	(0.49)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (c)	0.00 (c)	–	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	1.74		(1.27)	0.84	(1.25)	1.62	(0.49)
Net asset value, end of period	$7.72		$5.98	$7.25	$6.41	$7.66	$6.04
TOTAL RETURN(d)	34.94%		(4.01)%	17.83%	(4.88)%	28.79%	0.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,606		$9,061	$16,256	$18,847	$18,981	$14,784
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.25	%(f)	2.22%	2.16%	2.12%	2.13%	2.16%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.25	%(f)	2.22%	2.16%	2.12%	2.13%	2.16%
Ratio of net investment income/(loss) to average net assets(e)	(0.83	)%(f)	0.12%	0.86%	0.15%	0.83%	0.49%
Portfolio turnover rate(g)	34%		41%	28%	29%	31%	30%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

132 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$6.61		$7.84	$6.92	$8.18	$6.39	$6.83
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01		0.07	0.13	0.09	0.13	0.09
Net realized and unrealized gain/(loss)	2.28		(0.23)	1.10	(0.37)	1.76	(0.03)
Total from investment operations	2.29		(0.16)	1.23	(0.28)	1.89	0.06
DISTRIBUTIONS:
From net investment income	–		(0.60)	(0.08)	(0.73)	(0.10)	(0.23)
From net realized gains	(0.30)		(0.47)	(0.23)	(0.25)	–	(0.27)
Total distributions	(0.30)		(1.07)	(0.31)	(0.98)	(0.10)	(0.50)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	1.99		(1.23)	0.92	(1.26)	1.79	(0.44)
Net asset value, end of period	$8.60		$6.61	$7.84	$6.92	$8.18	$6.39
TOTAL RETURN(d)	35.41%		(2.93)%	18.98%	(3.87)%	30.09%	1.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$66,360		$55,950	$141,286	$174,034	$138,572	$180,892
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.26	%(f)	1.22%	1.19%	1.15%	1.16%	1.18%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.25	%(f)	1.22%	1.19%	1.15%	1.16%	1.18%
Ratio of net investment income to average net assets(e)	0.18	%(f)	1.08%	1.80%	1.15%	1.85%	1.48%
Portfolio turnover rate(g)	34%		41%	28%	29%	31%	30%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

133 | April 30, 2021

ALPS | Red Rocks Global Opportunity Fund – Class R

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$5.23		$6.45	$5.75	$6.97	$5.48	$5.96
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.01)		0.03	0.09	0.04	0.09	0.06
Net realized and unrealized gain/(loss)	1.81		(0.18)	0.90	(0.30)	1.50	(0.05)
Total from investment operations	1.80		(0.15)	0.99	(0.26)	1.59	0.01
DISTRIBUTIONS:
From net investment income	–		(0.60)	(0.06)	(0.71)	(0.10)	(0.22)
From net realized gains	(0.30)		(0.47)	(0.23)	(0.25)	–	(0.27)
Total distributions	(0.30)		(1.07)	(0.29)	(0.96)	(0.10)	(0.49)
Net increase/(decrease) in net asset value	1.50		(1.22)	0.70	(1.22)	1.49	(0.48)
Net asset value, end of period	$6.73		$5.23	$6.45	$5.75	$6.97	$5.48
TOTAL RETURN(c)	35.38%		(3.56)%	18.47%	(4.31)%	29.51%	0.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,533		$5,231	$5,782	$4,684	$4,236	$2,852
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	1.69	%(e)	1.68%	1.61%	1.57%	1.56%	1.63%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.69	%(e)	1.68%	1.61%	1.57%	1.56%	1.63%
Ratio of net investment income/(loss) to average net assets(d)	(0.28	)%(e)	0.61%	1.51%	0.70%	1.43%	1.05%
Portfolio turnover rate(f)	34%		41%	28%	29%	31%	30%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

134 | April 30, 2021

Clough China Fund

Management Commentary	April 30, 2021 (Unaudited)

The Clough China Fund (the “Fund”) had a net return of 17.17% for Class I, compared to 7.98% for the Morningstar China Index, the Fund’s benchmark, for the semiannual period November 1, 2020 to April 30, 2021. From an individual stock perspective over the period, the Fund’s investments in Bilibili Inc. – Sponsored ADR (“Bilibili”) , Xinyi Glass Holdings Ltd. (“Xinyi Glass”), Wuxi Biologics Cayman Inc. (“Wuxi Bio”), Pinduoduo Inc. – Sponsored ADR (“Pinduoduo”) and Moderna Inc. (“Moderna”) contributed most positively to the Fund’s performance, while investments in AliBaba Group Holding Ltd. (“Alibaba”), China Oilfield Services Ltd. (“China Oilfield”), Baidu Inc. – Sponsored ADR (“Baidu”), Ping An Healthcare and Technology Co Ltd. (“Ping An Health”) and Postal Savings Bank of China Co Ltd. (“Postal Savings Bank”) detracted the most from Fund performance during the period.

Over this period, the market experienced volatility sharply appreciating approximately 25% through mid-February and then declining approximately 16% through the end of the period. On one hand, as vaccines were approved and started to be rolled out, stocks levered to the economy reopening appreciated. On the other hand, the market has started to worry about the risks of higher inflation and interest rates, thereby affecting the multiples of these stocks. These concerns have also led to value outperforming growth recently.

The Fund’s top contributors for the semiannual period:

1.	Bilibili is a platform similar to Instagram and is very popular with the younger demographic in China. To the best of our knowledge, it is the only company that can boast of having Alibaba, Tencent and Sony as its investors. As of the date of this report, we believe it remains very undervalued on a market capitalization/monthly active users (“MAU”) basis when compared to global video distribution platforms.
2.	Xinyi Glass has been a positive performer for the Fund. The company manufactures glass for property projects as well as automobiles. As of the date of this report, we see glass demand across end markets continuing to be strong while supply may tighten, as it may take a long time for new supply to come online.
3.	As of April 30, 2021, Wuxi Bio is a core holding for the Fund. It is a pharmaceutical testing and trial company which benefits from two trends: a) trials are increasingly being performed offshore in geographies like China; and b) domestic Chinese drug development industry is growing rapidly.
4.	Pinduoduo is a structural share gainer of Chinese e-commerce through their wide range of online merchandise. However, 2020 was a banner year for e-commerce and it may be hard for them to beat expectations going forward.
5.	Moderna is one of the leading COVID vaccine makers in the world. The success of their product we believe is key to the economic recovery globally.

The Fund’s top detractors for the semiannual period:

1.	Alibaba - has historically been one of the Fund’s larger positions given our belief in the Chinese consumer and the company’s dominant position in e-commerce. However, the company is facing increasing regulatory scrutiny, whether related to the IPO of its financial arm, Ant Financial Group Co Ltd. or for pursuing monopolistic practices in its e-commerce business, has led to the underperformance of the stock during the period.
2.	China Oilfield is highly levered to the movement in oil prices. As oil prices move up, the utilization of its equipment increases, and profitability also increases. The stock, however, has been caught up in the energy sector’s recent volatility, resulting in its underperformance during the period.
3.	As of April 30, 2021, Postal Savings Bank is one of the Fund’s core banking positions. The stock declined due to a selloff in the market, but as of the date of this report, we like their core deposit franchise as well as their positioning for growth in China’s Tier 3 and 4 cities.
4.	We believe Ping An Health is building an exciting online health platform for China. However, it has been caught up in the selloff of growth stocks and underperformed the market during the period.
5.	We think Baidu’s business is doing well fundamentally between their intellectual property (“IP”) in the automotive space gaining interest and the advertising rebound that is occurring as the Chinese economy opens up after the pandemic. However, there was a technical selloff in the stock late in March, as a levered investor had to unwind. As of the date of this report, we still like the risk reward here.

The People’s Bank of China (“PBOC”) has been the least profligate of the central banks in throwing liquidity at its economy and that has caused its stock market to underperform. The trade war is obviously taking a toll as well. We think the PBOC is doing the right thing by reining in the excesses in lending, particularly with reports of an increasing number of marginal state-owned enterprises (“SOEs”) being allowed to default on their loans.

There are still many good reasons why we believe China will be the best performing global equity market over the decade. It has the largest and fastest growing middle class, world class infrastructure and a trained labor force, current account and trade surpluses and rising productivity which allow it to both move up the value-added chain and offset rising labor costs.

We look at Chinese equities as a tale of two markets. One is made up of a pool of SOEs that came public in the 1990s and 2000s. For the most part, they are in declining industries and valuations are eroding as low profits and declining balance sheets drain away returns. The other is made up of a vibrant and growing private sector with the greatest proliferation of new companies in the consumer, healthcare and technology sectors on the planet. China’s

135 | April 30, 2021

Clough China Fund

Management Commentary	April 30, 2021 (Unaudited)

enormous savings rate can fund government and private borrowing ad infinitum. A global enterprise cannot ignore China. Its economy is simply too large and most global companies that are in China will remain there. KKR & Co Inc. just raised a $15 billion private equity fund focused on investing in Asia.

Negative news flow about more restrictive regulatory policies toward Alibaba Group Holdings Ltd., and likely other e-commerce and social media companies, is also affecting the stocks. However, similar policy proposals are being floated in both Europe and the U.S., outlining a similar threat for America’s equally powerful on-line giants. Our view is that both the Chinese and American companies will adapt to a shifting regulatory world and the likely result of these policies is they simply add to the competitive moat these companies enjoy.

Anupam Bose, Portfolio Manager

Chuck Clough, Portfolio Manager

Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

The views of the authors and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the authors only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS, Advisors, Inc., Clough Capital Partners, LP, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

136 | April 30, 2021

Clough China Fund

Performance Update	April 30, 2021 (Unaudited)

Performance of $100,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $100,000 investment over 10 years

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month[5]	1 Year	3 Year	5 Year	10 Year	Since Inception[1]	Total Expense Ratio	What You Pay[2]
Class I (NAV)	17.17%	49.64%	8.00%	13.17%	6.26%	11.20%	1.66%	1.35%
Investor 3 (NAV)	17.01%	49.31%	7.73%	12.90%	5.96%	10.80%	1.89%	1.60%
Class A (NAV)	16.97%	49.28%	7.69%	12.88%	5.95%	10.79%	1.82%	1.60%
Class A (MOP)	10.54%	41.10%	5.68%	11.61%	5.35%	10.38%
Class C (NAV)	16.57%	48.17%	6.93%	12.06%	5.17%	9.97%	2.69%	2.35%
Class C (CDSC)	15.57%	47.17%	6.93%	12.06%	5.17%	9.97%
Morningstar China Index[4]	7.98%	38.96%	10.30%	16.51%	7.32%	11.99%

Performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than the original cost. Performance reflects the deduction of management fees and other applicable expenses and includes reinvested distributions and capital gains. The Fund imposes a 2.00% redemption fee on shares held for less than 30 days. Performance shown does not include the redemption fee, which, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 1.866.759.5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Contingent Deferred Sales Charge (CDSC) performance for Class C shares includes a 1.00% CDSC on Class C shares redeemed within 12 months of purchase. Performance shown at Net Asset Value (NAV) does not include these sales charges and would have been lower had it been taken into account.

On January 15, 2010, the Old Mutual China Fund (the “Predecessor Fund”) was reorganized into the Clough China Fund (the “Fund”). The historical performance shown for periods prior to January 15, 2010 reflects the historical information for the Predecessor Fund. Clough Capital Partners L.P. did not serve as investment advisor or sub-advisor to the Predecessor Fund.

137 | April 30, 2021

Clough China Fund

Performance Update	April 30, 2021 (Unaudited)

Performance for Class A shares prior to June 12, 2018 reflects the historical performance of the respective Fund’s Investor Class shares, calculated using the fees and expenses of Class A shares.

[1]	Predecessor Fund Inception date of December 30, 2005.
[2]	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2022. Please see the prospectus dated February 28, 2021 for additional information.
[3]	Prior to December 1, 2017, Investor Class was known as Class A.
[4]	The Morningstar China Index measures the performance of China's equity markets targeting the top 97% of stocks by market capitalization. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. One may not invest directly in an index.
[5]	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

The Fund is “non-diversified” and will generally be more volatile than diversified funds.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Investing in China and Hong Kong involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to the economic, market, political and local risks of these regions than a fund that is more geographically diversified.

Top Ten Holdings (as a % of Net Assets)†

Tencent Holdings, Ltd.	13.22%
Alibaba Group Holding, Ltd.	9.53%
Xinyi Glass Holdings, Ltd.	3.41%
AIA Group, Ltd.	3.30%
Meituan	3.13%
China Construction Bank Corp.	2.53%
Wuxi Biologics Cayman, Inc.	2.36%
NetEase, Inc.	2.04%
Micron Technology, Inc.	2.03%
Powerlong Commercial Management Holdings, Ltd.	2.00%
Top Ten Holdings	43.55%

†	Holdings are subject to change. Calculated as a percent of net assets. Exposure figures reported include the notional value of total return swaps and exclude cash and cash equivalents.

Sector Allocation^ (as a % of Net Assets)

^	Holdings are subject to change. Calculated as a percent of net assets. Exposure figures reported include the notional value of total return swaps.

138 | April 30, 2021

Clough China Fund

Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (87.77%)
Communications (22.14%)
Entertainment Content (2.40%)
Bilibili, Inc., Sponsored ADR(a)	1,500	$166,290
NetEase, Inc., ADR(b)	8,525	955,312
		1,121,602

Internet Media & Services (18.40%)
Baidu, Inc., Sponsored ADR(a)	4,100	862,353
Meituan, Class B(a)	38,200	1,462,079
Tencent Holdings, Ltd.	77,500	6,182,333
Tencent Music Entertainment Group, ADR(a)	5,400	94,068
		8,600,833

Telecommunications (1.34%)
21Vianet Group, Inc., ADR(a)	11,900	332,129
GDS Holdings, Ltd., ADR(a)	3,552	294,709
		626,838

TOTAL COMMUNICATIONS		10,349,273

Consumer Discretionary (23.80%)
Apparel & Textile Products (1.38%)
Samsonite International SA(a)	291,900	540,228
Shenzhou International Group Holdings, Ltd.	4,800	105,595
		645,823

Automotive (0.54%)
Tesla, Inc.(a)	355	251,851

Consumer Services (0.99%)
Cathay Media And Education Group, Inc.(a)	578,000	465,223

E-Commerce Discretionary (13.12%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	19,291	4,455,256
Hong Kong Television Network, Ltd.(a)	368,000	507,486
JD.com, Inc., ADR(a)	12,000	928,320
Pinduoduo, Inc., ADR(a)	1,800	241,074
		6,132,136

Leisure Facilities & Services (3.80%)
Sands China, Ltd.(a)	174,000	823,378
Shangri-La Asia, Ltd.(a)	754,000	717,788
Yum China Holdings, Inc.	3,750	235,984
		1,777,150

Retail - Discretionary (3.97%)
ANTA Sports Products, Ltd.	16,000	285,415
Giordano International, Ltd.	2,044,000	409,801
	Shares	Value (Note 2)
Li Ning Co., Ltd.	95,343	$773,773
Lifestyle International Holdings, Ltd.(a)	479,500	388,469
		1,857,458

TOTAL CONSUMER DISCRETIONARY		11,129,641

Consumer Staples (0.84%)
Retail - Consumer Staples (0.84%)
JD Health International, Inc.(a)(c)	7,558	116,690
Ping An Healthcare and Technology Co., Ltd.(a)	23,700	276,528
		393,218

TOTAL CONSUMER STAPLES		393,218

Energy (1.26%)
Oil & Gas Services & Equip (1.26%)
China Oilfield Services, Ltd., Class H	644,000	588,419

TOTAL ENERGY		588,419

Financials (14.06%)
Banking (7.14%)
Bank of China, Ltd., Class H	1,424,437	565,143
China Construction Bank Corp., Class H	1,501,080	1,184,865
China Merchants Bank Co., Ltd., Class H	62,000	498,010
Industrial & Commercial Bank of China, Ltd., Class H	993,967	644,977
Postal Savings Bank of China Co., Ltd., Class H	688,000	446,214
		3,339,209

Institutional Financial Services (1.83%)
Hong Kong Exchanges and Clearing, Ltd.	14,200	856,417

Insurance (5.09%)
AIA Group, Ltd.	121,392	1,540,777
Ping An Insurance Group Co. of China, Ltd., Class H	76,765	836,913
		2,377,690

TOTAL FINANCIALS		6,573,316

Health Care (3.74%)
Biotech & Pharma (1.39%)
Moderna, Inc.(a)	1,250	223,525
Zai Lab, Ltd., ADR(a)	2,560	425,497
		649,022

See Notes to Financial Statements.

139 | April 30, 2021

Clough China Fund

Statement of Investments	April 30, 2021 (Unaudited)

	Shares	Value (Note 2)
Health Care Facilities & Services (2.35%)
Wuxi Biologics Cayman, Inc.(a)	78,500	$1,101,967

TOTAL HEALTH CARE		1,750,989

Industrials (1.90%)
Machinery (0.21%)
Haitian International Holdings, Ltd.	24,000	97,646

Transportation & Logistics (1.69%)
China Merchants Port Holdings Co., Ltd.	494,000	790,328

TOTAL INDUSTRIALS		887,974

Materials (3.87%)
Construction Materials (3.41%)
Xinyi Glass Holdings, Ltd.	450,000	1,594,352

Metals & Mining (0.46%)
Aluminum Corp. of China, Ltd.(a)	412,000	212,895

TOTAL MATERIALS		1,807,247

Real Estate (2.58%)
Real Estate Owners & Developers (0.58%)
KWG Group Holdings, Ltd.	169,228	271,108

Real Estate Services (2.00%)
Powerlong Commercial
Management Holdings, Ltd.	238,500	934,830

TOTAL REAL ESTATE		1,205,938

Technology (12.60%)
Semiconductors (8.51%)
Applied Materials, Inc.	4,900	650,279
Broadcom, Inc.	770	351,274
Infineon Technologies AG	11,162	447,605
Intel Corp.	7,400	425,722
Lam Research Corp.(b)	675	418,804
MediaTek, Inc.	7,000	293,458
Micron Technology, Inc.(a)	11,000	946,770
Taiwan Semiconductor Manufacturing Co., Ltd.	21,000	442,252
		3,976,164

Technology Hardware (4.09%)
Hon Hai Precision Industry Co., Ltd.	192,000	789,321
Samsung Electronics Co., Ltd.	11,194	815,880
		Shares	Value (Note 2)
Silergy Corp.		3,000	$308,341
			1,913,542

TOTAL TECHNOLOGY			5,889,706

Utilities (0.98%)
Gas & Water Utilities (0.98%)
Kunlun Energy Co., Ltd.		428,000	457,632

TOTAL UTILITIES			457,632

TOTAL COMMON STOCKS
(Cost $28,122,587)			41,033,353

SHORT TERM INVESTMENTS (10.09%)
Money Market Fund (10.09%)
Blackrock Liquidity Funds, T-Fund	0.027%	4,720,007	4,720,007

TOTAL SHORT TERM INVESTMENTS
(Cost $4,720,007)			4,720,007

TOTAL INVESTMENTS (97.86%)
(Cost $32,842,594)			$45,753,360

Other Assets In Excess Of Liabilities (2.14%)(d)			999,851

NET ASSETS (100.00%)			$46,753,211

(a)	Non-Income Producing Security.
(b)	Security, or portion of security, is being held as collateral for total return swap contracts aggregating a total market value of $1,665,393.
(c)	Security, or a portion of security, is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2021, the aggregate market value of those securities was $11,703, representing 0.03% of net assets.
(d)	Includes cash which is being held as collateral for total return swap contracts in the amount of $1,068.

See Notes to Financial Statements.

140 | April 30, 2021

Clough China Fund

Statement of Investments	April 30, 2021 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Morgan Stanley	Boe Technology Group Co., Ltd.	$238,156	1D FEDEF + 250 BPS	1/3/2022	$242,276	$4,120
Morgan Stanley	China International Travel SER	79,459	1D FEDEF + 250 BPS	1/3/2022	119,656	40,197
Morgan Stanley	Contemporary Amperex Technology Co., Ltd.	376,456	1D FEDEF + 250 BPS	1/3/2022	533,835	157,379
Morgan Stanley	Goetrek, Inc.	139,070	1D FEDEF + 250 BPS	1/3/2022	139,813	743
Morgan Stanley	Kweichow Moutai Co., Ltd.	553,866	1D FEDEF + 250 BPS	1/3/2022	755,702	201,836
Morgan Stanley	Proya Cosmetics Co., Ltd.	188,363	1D FEDEF + 250 BPS	1/3/2022	220,266	31,903
Morgan Stanley	Shenzhen Mindray Bio-Med Electronics Co., Ltd.	366,815	1D FEDEF + 250 BPS	1/3/2022	511,640	144,825
Morgan Stanley	Wuliangye Yibin Co., Ltd.	612,764	1D FEDEF + 255 BPS	1/3/2022	761,879	149,115
Morgan Stanley	Zoomlion Heavy Industry Science & Tech, Ltd.	293,739	1D FEDEF + 255 BPS	1/3/2022	416,903	123,164
		$2,848,688			$3,701,970	$853,282

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Depreciation
Morgan Stanley	Ping An Bank Co., Ltd.	$95,583	1D FEDEF + 250 BPS	1/3/2022	$95,370	$(213)
Morgan Stanley	Zoomlion Heavy Industry Science & Tech, Ltd.	241,576	1D FEDEF + 250 BPS	1/3/2022	220,451	(21,125)
		$337,159			$315,821	$(21,338)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	Payments made when swap contract closes.

Investment Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

141 | April 30, 2021

Clough China Fund

Statement of Assets and Liabilities	April 30, 2021 (Unaudited)

ASSETS
Investments, at value	$45,753,360
Cash collateral pledged for total return swap contracts (Note 3)	1,068
Unrealized appreciation on total return swap contracts	853,282
Receivable for investments sold	711,374
Receivable for shares sold	6,657
Dividends receivable	19,608
Prepaid expenses and other assets	28,700
Total Assets	47,374,049
LIABILITIES
Payable for investments purchased	488,200
Payable due to broker for total return swap contracts	30,649
Unrealized depreciation on total return swap contracts	21,338
Investment advisory fees payable	32,773
Administration and transfer agency fees payable	13,588
Distribution and services fees payable	3,976
Trustees' fees and expenses payable	520
Professional fees payable	15,830
Accrued expenses and other liabilities	13,964
Total Liabilities	620,838
NET ASSETS	$46,753,211
NET ASSETS CONSIST OF
Paid-in capital	$28,125,420
Total distributable earnings	18,627,791
NET ASSETS	$46,753,211
INVESTMENTS, AT COST	$32,842,594
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$28.16
Net Assets	$12,446,464
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	441,987
Class A:
Net Asset Value, offering and redemption price per share	$28.14
Net Assets	$2,125,872
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	75,535
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$29.78
Class C:
Net Asset Value, offering and redemption price per share(a)	$25.72
Net Assets	$1,147,291
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	44,613
Class I:
Net Asset Value, offering and redemption price per share	$29.23
Net Assets	$31,033,584
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,061,789

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

142 | April 30, 2021

Clough China Fund

Statement of Operations	For the Six Months Ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$70,719
Foreign taxes withheld on dividends	(5,997)
Total Investment Income	64,722

EXPENSES
Investment advisory fees	234,207
Administrative fees	46,979
Transfer agency fees	12,103
Distribution and service fees
Investor Class	15,476
Class A	2,776
Class C	5,941
Professional fees	14,096
Reports to shareholders and printing fees	1,761
State registration fees	26,532
Insurance fees	262
Custody fees	10,320
Trustees' fees and expenses	1,093
Miscellaneous expenses	6,561
Total Expenses	378,107
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(9,056)
Class A	(1,256)
Class C	(976)
Class I	(26,173)
Net Expenses	340,646
Net Investment Loss	(275,924)
Net realized gain on investments	4,810,733
Net realized gain on total return swap contracts	1,562,594
Net realized loss on foreign currency transactions	(7,116)
Net Realized Gain	6,366,211
Net change in unrealized appreciation on investments	766,459
Net change in unrealized depreciation on total return swap contracts	(10,936)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(438)
Net Change in Unrealized Appreciation	755,085
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,121,296
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,845,372

See Notes to Financial Statements.

143 | April 30, 2021

Clough China Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
OPERATIONS
Net investment loss	$(275,924)	$(217,890)
Net realized gain	6,366,211	1,565,731
Net change in unrealized appreciation	755,085	8,719,672
Net Increase in Net Assets Resulting from Operations	6,845,372	10,067,513

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(478,797)	(1,009,421)
Class A	(85,029)	(138,883)
Class C	(50,620)	(187,446)
Class I	(1,175,251)	(2,056,110)
Net Decrease in Net Assets from Distributions	(1,789,697)	(3,391,860)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	684,372	566,840
Class A	112,512	660,972
Class C	32,614	41,193
Class I	567,836	960,060
Dividends reinvested
Investor Class	293,923	566,209
Class A	35,673	74,412
Class C	45,912	107,944
Class I	1,131,783	1,967,974
Shares redeemed, net of redemption fees
Investor Class	(482,868)	(2,835,340)
Class A	(309,784)	(354,229)
Class C	(172,944)	(1,207,676)
Class I	(692,361)	(2,972,486)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	1,246,668	(2,424,127)

Net increase in net assets	6,302,343	4,251,526

NET ASSETS
Beginning of period	40,450,868	36,199,342
End of period	$46,753,211	$40,450,868

See Notes to Financial Statements.

144 | April 30, 2021

Clough China Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$25.09		$20.96		$21.36	$27.22	$21.07	$21.74
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.19)		(0.16)		0.13	(0.08)	0.08	0.04
Net realized and unrealized gain/(loss)	4.39		6.30		1.16	(5.71)	6.09	(0.40)
Total from investment operations	4.20		6.14		1.29	(5.79)	6.17	(0.36)
DISTRIBUTIONS:
From net investment income	(0.22)		(0.38)		–	(0.07)	(0.02)	(0.31)
From net realized gains	(0.91)		(1.63)		(1.69)	–	–	–
Total distributions	(1.13)		(2.01)		(1.69)	(0.07)	(0.02)	(0.31)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(c)	0.00	(c)	–	0.00 (c)	–	0.00 (c)
Net increase/(decrease) in net asset value	3.07		4.13		(0.40)	(5.86)	6.15	(0.67)
Net asset value, end of period	$28.16		$25.09		$20.96	$21.36	$27.22	$21.07
TOTAL RETURN(d)	17.05%		31.24%		6.61%	(21.32)%	29.32%	(1.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$12,446		$10,626		$10,633	$11,879	$17,523	$18,358
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.75	%(e)	2.16%		2.23%	2.10%	2.05%	2.04%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.60	%(e)	1.87	%(f)	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income/(loss) to average net assets	(1.32	)%(e)	(0.74)%		0.61%	(0.30)%	0.34%	0.18%
Portfolio turnover rate(g)	49%		120%		344%	131%	71%	126%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective August 18, 2020, the net expense limitation agreement changed from 1.95% to 1.60%. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

145 | April 30, 2021

Clough China Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$25.07		$20.95		$21.36	$29.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.19)		(0.17)		0.56	0.14
Net realized and unrealized gain/(loss)	4.39		6.30		0.72	(8.73)
Total from investment operations	4.20		6.13		1.28	(8.59)

DISTRIBUTIONS:
From net investment income	(0.22)		(0.38)		–	–
From net realized gains	(0.91)		(1.63)		(1.69)	–
Total distributions	(1.13)		(2.01)		(1.69)	–

Net increase/(decrease) in net asset value	3.07		4.12		(0.41)	(8.59)
Net asset value, end of period	$28.14		$25.07		$20.95	$21.36
TOTAL RETURN(b)	17.06%		31.20%		6.56%	(28.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,126		$2,044		$1,404	$7
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.71	%(c)	2.09%		2.22%	2.22	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.60	%(c)	1.85	%(d)	1.95%	1.95	%(c)
Ratio of net investment income/(loss) to average net assets	(1.33	)%(c)	(0.77)%		2.68%	1.47	%(c)
Portfolio turnover rate(e)	49%		120%		344%	131%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Effective August 18, 2020, the net expense limitation agreement changed from 1.95% to 1.60%. Refer to Note 8.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

146 | April 30, 2021

Clough China Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017		For the Year Ended October 31, 2016
Net asset value, beginning of period	$23.05		$19.52		$20.14	$25.80	$20.10		$20.72
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.27)		(0.29)		(0.14)	(0.28)	(0.12	)(b)	(0.10)
Net realized and unrealized gain/(loss)	4.04		5.80		1.21	(5.38)	5.82		(0.39)
Total from investment operations	3.77		5.51		1.07	(5.66)	5.70		(0.49)
DISTRIBUTIONS:
From net investment income	(0.19)		(0.35)		–	–	–		(0.13)
From net realized gains	(0.91)		(1.63)		(1.69)	–	–		–
Total distributions	(1.10)		(1.98)		(1.69)	–	–		(0.13)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00	(c)	–	–	0.00	(c)	0.00 (c)
Net increase/(decrease) in net asset value	2.67		3.53		(0.62)	(5.66)	5.70		(0.62)
Net asset value, end of period	$25.72		$23.05		$19.52	$20.14	$25.80		$20.10
TOTAL RETURN(d)	16.67%		30.22%		5.85%	(21.94)%	28.36%		(2.34)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,147		$1,113		$1,968	$4,245	$6,610		$8,352
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.51	%(e)	2.96%		2.98%	2.85%	2.85%		2.83%
Ratio of expenses to average net assets including fee waivers and reimbursements	2.35	%(e)	2.65	%(f)	2.70%	2.70%	2.70%		2.70%
Ratio of net investment loss to average net assets	(2.08	)%(e)	(1.49)%		(0.69)%	(1.07)%	(0.54)%		(0.52)%
Portfolio turnover rate(g)	49%		120%		344%	131%	71%		126%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Effective August 18, 2020, the net expense limitation agreement changed from 2.70% to 2.35%. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

147 | April 30, 2021

Clough China Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$25.98		$21.59		$21.90	$27.92	$21.60	$22.28
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.16)		(0.10)		0.20	(0.05)	0.15	0.09
Net realized and unrealized gain/(loss)	4.55		6.51		1.18	(5.83)	6.23	(0.39)
Total from investment operations	4.39		6.41		1.38	(5.88)	6.38	(0.30)
DISTRIBUTIONS:
From net investment income	(0.23)		(0.39)		–	(0.14)	(0.06)	(0.38)
From net realized gains	(0.91)		(1.63)		(1.69)	–	–	–
Total distributions	(1.14)		(2.02)		(1.69)	(0.14)	(0.06)	(0.38)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		–	–	0.00 (b)	0.00 (b)
Net increase/(decrease) in net asset value	3.25		4.39		(0.31)	(6.02)	6.32	(0.68)
Net asset value, end of period	$29.23		$25.98		$21.59	$21.90	$27.92	$21.60
TOTAL RETURN(c)	17.21%		31.60%		6.87%	(21.17)%	29.64%	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$31,034		$26,668		$22,195	$21,655	$35,191	$33,605
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.52	%(d)	1.93%		1.99%	1.86%	1.83%	1.82%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.35	%(d)	1.62	%(e)	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income/(loss) to average net assets	(1.07	)%(d)	(0.46)%		0.93%	(0.17)%	0.61%	0.46%
Portfolio turnover rate(f)	49%		120%		344%	131%	71%	126%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective August 18, 2020, the net expense limitation agreement changed from 1.70% to 1.35%. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

148 | April 30, 2021

RiverFront Global Allocation Series
Management Commentary	April 30, 2021 (Unaudited)

Six Months in Review:

The six months that encompassed November 2020 to April 2021 was very much a bull market with the S&P 500 index up almost 30% (the index was up over 10% in the month of November alone). US election uncertainty abated and while the Democrats gained control of the presidency, the house and the senate, their agenda has been limited (so far) by moderates such as Joe Manchin and Kyrsten Sinema. There continues to be negotiation on who will foot the bill of a new proposed infrastructure spending plan (and what the definition of “infrastructure” is); however, it seems that corporate tax rates will be increasing, albeit only in a moderate magnitude, in our view.

On December 21, 2020, US Congress passed a $900 billion stimulus and relief bill which further injected cash directly into the economy (at the time, it was the fourth such bill that had been passed since the pandemic began). On March 11, 2021, President Biden signed the American Rescue Plan Act which implemented a further $1.9 trillion in stimulus and relief. These stimulus plans have been well-received by the stock market. Moreover, even with this unprecedented stimulus and money printing, inflation has seemed under control for most of the examination period (e.g., March YoY CPI growth was 2.6%). However, in April, inflation has ticked-up significantly with YoY CPI up 4.2%. As of the date of this report, the unemployment rate in the US has stabilized at 6.1% (down from 6.7% at the start of this examination period and flat from February of 6.2%). The 10-Year Treasury Yield doubled over the period from 87 basis points to 1.65% and high yield spreads compressed significantly.

As of the date of this report, there have been over 31 million COVID cases in the United States with 561,000 deaths attributed to the virus1. The epidemic has come under control in developed nations such as the United States, where over 30% of the population has been fully vaccinated. However, in other parts of the world that have worse medical treatment capabilities and little to no vaccine availability, the current virus impact is palpable. For instance, over the 30 day period ending May 12, in India, total cases are up 73%.

Outlook:

A little over twelve months ago, investors were looking for signs that the bull market and multi-year economic expansion were coming to an end. The onset of COVID-19 put an end to both, but now investors are focused on a new expansion and a new bull market with different dynamics. As we have navigated back and forth between optimism and pessimism, we have also seen leadership changes across asset classes and investment styles. The combination of massive amounts of global stimulus, accommodative central banks, and widespread distribution of the vaccine has helped fuel broader participation beyond just US large cap and growth sectors; over the first quarter, mid- and small-cap US stocks outpaced large-cap stocks and value sectors performed better than growth sectors. Moving forward, we expect this rotation to continue. Specifically, we expect sectors that should benefit from the recovery and from new policies emanating from the Biden administration to outperform.

These include materials, energy, industrials, cyclical consumer discretionary, and financials. On the other hand, we still believe that quality branded consumer companies and technology companies offer resilience in a variety of economic conditions.

Internationally, we believe economies outside of the US are recovering more slowly. We are encouraged by improving economic indicators in Europe and Asia but will likely wait to see confirmation of sustained improvement before increasing allocations there.

Due to system limitations regarding actual index reporting, we use the following ETFs: iShares Core S&P 500 ETF (IVV), iShares MSCI EAFE ETF (EFA), iShares MSCI ACWI ETF (ACWI) and iShares Core US Aggregate Bond ETF (AGG) as proxies for the following indices: S&P 500 Index; MSCI Europe, Australasia, and Far East Index; MSCI All Country World Index and Bloomberg Barclays US Aggregate Bond Index for purposes of discussing attribution.

RiverFront Asset Allocation Moderate

The portfolio outperformed relative to its benchmark (40% S&P 500 Index TR/10% MSCI EAFE (NR) USD Index/50% Bloomberg Barclays Agg) for the six month period ended April 30, 2021. The top themes that affected performance during the period are listed below:

Contributors:

•	Overweight allocation to domestic equities
•	Underweight allocation to traditional fixed income
•	Selection within broad fixed income

Detractors:

•	Selection within domestic equities
•	Overweight allocation to alternative fixed income
•	Selection within international equities

RiverFront Asset Allocation Growth and Income

The portfolio underperformed relative to its benchmark (70% ACWI and 30% Bloomberg Barclays US Aggregate) for the six month period. The top themes that affected performance during the six month period are listed below:

Contributors:

•	Selection within broad fixed income
•	Underweight allocation to broad fixed income
•	Underweight allocation to traditional fixed income

Detractors:

•	Selection within domestic equities
•	Overweight allocation to alternative fixed income
•	Selection within developed international equities

149 | April 30, 2021

RiverFront Global Allocation Series
Management Commentary	April 30, 2021 (Unaudited)

RiverFront Asset Allocation Aggressive

The portfolio underperformed relative to its benchmark (MSCI All Country World Index – NR) for the six month period. No positive contributors were recognized during the six month period. The top themes that detracted from performance during the six month period are listed below:

Detractors:

•	Selection within domestic equities
•	Selection within developed international equities
•	Overweight allocation to emerging market equities

Scott Hays, CFA

Senior Portfolio Manager

(1)	According to following article published April 28, 2021: https://www.investopedia.com/government-stimulus-efforts-to-fight-the-covid-19-crisis-4799723

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., RiverFront Investment Group, LLC, nor the Funds accepts any liability for losses either direct or consequential caused by the use of this information.

Indices do not reflect deductions for fees, expenses, or taxes.

An investor may not invest directly in an index.

Diversification cannot guarantee gain or prevent losses.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

150 | April 30, 2021

RiverFront Asset Allocation Aggressive
Performance Update	April 30, 2021 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	1 Year	3 Years	5 Years	10 Years	Since Inception^	Total Expense Ratio	What You Pay*
Investor# (NAV)	25.14%	40.97%	6.09%	9.06%	6.10%	8.93%	1.15%	1.15%
Class A (NAV)	25.18%	41.02%	6.09%	9.06%	6.11%	8.92%	1.15%	1.15%
Class A (MOP)	18.32%	33.26%	4.10%	7.83%	5.51%	8.43%
Class C (NAV)	24.68%	40.05%	5.30%	8.24%	5.32%	8.12%	1.90%	1.90%
Class C (CDSC)	23.68%	39.05%	5.30%	8.24%	5.32%	8.12%
Class I (NAV)	25.27%	41.42%	6.36%	9.34%	6.35%	9.19%	0.90%	0.90%
Investor II (NAV)	25.20%	41.06%	6.08%	9.05%	6.10%	8.91%	1.15%	1.15%
Class L1 (NAV)	25.33%	41.40%	6.37%	9.32%	6.37%	9.19%	0.90%	0.90%
Morningstar Global Markets Index[2]	29.19%	47.26%	13.06%	13.72%	9.19%	12.40%
S&P 500® Total Return Index[3]	28.86%	45.98%	18.67%	17.42%	14.17%	15.05%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

151 | April 30, 2021

RiverFront Asset Allocation Aggressive
Performance Update	April 30, 2021 (Unaudited)

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares.

The Investor Class, Class A, Class C, I and L shares performance shown for periods prior to September 27, 2010 reflects the performance of the Baird Funds, Inc. – RiverFront Long-Term Growth Fund’s Institutional Class shares (as result of the reorganization of the Baird Funds, Inc. – RiverFront Long-Term Growth Fund into the Fund).

The Investor II Class performance shown for periods prior to September 27, 2010 reflects the performance of the Baird Funds, Inc. – RiverFront Long-Term Growth Fund’s Investor Class shares (as result of the reorganization of the Baird Funds, Inc. – RiverFront Long-Term Growth Fund into the Fund).

[1]	Prior to close of business on September 24, 2010, Class L was known as Institutional Class of the Baird Funds, Inc. - RiverFront Long-Term Growth Fund.
[2]	The Morningstar Global Market Index measures the performance of performance of the stocks located in the developed and emerging countries across the world. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
[3]	S&P 500® Total Return Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of October 28, 2008 for Investor Class II and Class L; Fund Inception date September 27, 2010 for Investor Class and Classes C and I; Fund Inception date June 12, 2018 for Class A.
*	What You Pay reflects Acquired Fund Fees and Expenses of 0.65%. Please see the prospectus dated February 28, 2021 for additional information.
#	Prior to December 1, 2017, Investor Class was known as Class A.

Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

RiverFront Dynamic US Dividend Advantage ETF	30.82%
RiverFront Dynamic US Flex-Cap ETF	29.41%
First Trust RiverFront Dynamic Developed International ETF	16.06%
First Trust RiverFront Dynamic Emerging Markets ETF	11.49%
First Trust RiverFront Dynamic Europe ETF	6.47%
First Trust RiverFront Dynamic Asia Pacific ETF	3.13%
Top Ten Holdings	97.38%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Portfolio Composition (as a % of Net Assets)

152 | April 30, 2021

RiverFront Asset Allocation Growth & Income
Performance Update	April 30, 2021 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	1 Year	3 Years	5 Years	10 Years	Since Inception^	Total Expense Ratio	What You Pay*
Investor# (NAV)	17.78%	28.13%	5.95%	8.06%	6.11%	7.32%	1.10%	1.10%
Class A (NAV)	17.72%	28.08%	5.93%	8.05%	6.11%	7.31%	1.10%	1.10%
Class A (MOP)	11.23%	20.99%	3.96%	6.83%	5.51%	6.75%
Class C (NAV)	17.33%	27.29%	5.14%	7.26%	5.31%	6.51%	1.85%	1.85%
Class C (CDSC)	16.33%	26.29%	5.14%	7.26%	5.31%	6.51%
Class I (NAV)	17.98%	28.48%	6.20%	8.32%	6.37%	7.58%	0.85%	0.85%
Morningstar Global Markets Index[1]	29.19%	47.26%	13.06%	13.72%	9.19%	10.65%
Bloomberg Barclays US Aggregate Bond Index[2]	-1.52%	-0.27%	5.19%	3.19%	3.39%	3.34%
70% Morningstar Global Markets Index / 30% Bloomberg Barclays US Aggregate Bond[1,2]	19.31%	31.39%	11.04%	10.72%	7.66%	8.66%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

153 | April 30, 2021

RiverFront Asset Allocation Growth & Income
Performance Update	April 30, 2021 (Unaudited)

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares.

[1]	The Morningstar Global Market Index measures the performance of performance of the stocks located in the developed and emerging countries across the world. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
[2]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of August 2, 2010 for Investor Class and Classes C and I; Fund Inception date of June 12, 2018 for Class A.
*	What You Pay reflects Acquired Fund Fees and Expenses of 0.60%. Please see the prospectus dated February 28, 2021 for additional information.
#	Prior to December 1, 2017, Investor Class was known as Class A.

Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

RiverFront Dynamic US Dividend Advantage ETF	30.59%
First Trust RiverFront Dynamic Developed International ETF	21.83%
RiverFront Dynamic Core Income ETF	20.13%
RiverFront Dynamic US Flex-Cap ETF	13.76%
First Trust RiverFront Dynamic Emerging Markets ETF	8.69%
RiverFront Dynamic Unconstrained Income ETF	1.65%
Riverfront Strategic Income Fund	1.45%
Top Ten Holdings	98.10%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Portfolio Composition (as a % of Net Assets)

154 | April 30, 2021

RiverFront Asset Allocation Moderate
Performance Update	April 30, 2021 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2021)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2021)

	6 Month	1 Year	3 Years	5 Years	10 Years	Since Inception^	Total Expense Ratio	What You Pay*
Investor# (NAV)	12.63%	19.04%	6.55%	7.11%	5.64%	6.33%	1.02%	1.02%
Class A (NAV)	12.65%	19.08%	6.56%	7.11%	5.64%	6.33%	1.02%	1.02%
Class A (MOP)	6.46%	12.55%	4.56%	5.90%	5.05%	5.78%
Class C (NAV)	12.26%	18.29%	5.75%	6.32%	4.85%	5.54%	1.77%	1.77%
Class C (CDSC)	11.26%	17.29%	5.75%	6.32%	4.85%	5.54%
Class I (NAV)	12.74%	19.30%	6.81%	7.37%	5.90%	6.59%	0.77%	0.77%
S&P 500® Total Return Index[1]	28.86%	45.98%	18.67%	17.42%	14.17%	15.33%
Bloomberg Barclays US Aggregate Bond Index[2]	-1.52%	-0.27%	5.19%	3.19%	3.39%	3.34%
Morningstar Developed Markets ex-North America Index[3]	28.91%	41.28%	6.42%	9.05%	5.50%	7.05%
10% Mstar Developed ex-NA / 40% S&P 500 / 50% Bbg Barclay US Agg[1,2,3]	12.91%	20.71%	11.02%	9.61%	8.09%	8.76%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

155 | April 30, 2021

RiverFront Asset Allocation Moderate
Performance Update	April 30, 2021 (Unaudited)

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares.

[1]	S&P 500® Total Return Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
[2]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.
[3]	The Morningstar Developed Markets ex-North America Index measures the performance of companies in developed markets ex-North America. It covers approximately 97% of the full market capitalization in the Developed Markets ex-North America. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of August 2, 2010 for Investor Class and Classes C and I; Fund Inception date of June 12, 2018 for Class A.
*	What You Pay reflects Acquired Fund Fees and Expenses of 0.52%. Please see the prospectus dated February 28, 2021 for additional information.
#	Prior to December 1, 2017, Investor Class was known as Class A.

Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

RiverFront Dynamic Core Income ETF	39.60%
RiverFront Dynamic US Dividend Advantage ETF	33.60%
First Trust RiverFront Dynamic Developed International ETF	11.57%
RiverFront Dynamic US Flex-Cap ETF	10.45%
RiverFront Dynamic Unconstrained Income ETF	1.68%
Riverfront Strategic Income Fund	1.47%
Top Ten Holdings	98.37%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Portfolio Composition (as a % of Net Assets)

156 | April 30, 2021

RiverFront Asset Allocation Aggressive
Statement of Investments	April 30, 2021 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.38%)
Equity (97.38%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	14,735	$844,578
First Trust RiverFront Dynamic Developed International ETF(a)	63,467	4,330,988
First Trust RiverFront Dynamic Emerging Markets ETF(a)	42,019	3,098,405
First Trust RiverFront Dynamic Europe ETF(a)	24,331	1,743,681
RiverFront Dynamic US Dividend Advantage ETF(a)	196,376	8,309,317
RiverFront Dynamic US Flex-Cap ETF(a)	183,874	7,927,893
		26,254,862
TOTAL EXCHANGE TRADED FUNDS
(Cost $20,548,812)		26,254,862

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.67%)
Money Market Fund (2.67%)
State Street Institutional Treasury Plus Money Market Fund	0.020%	719,325	719,325

TOTAL MONEY MARKET FUND			719,325

TOTAL SHORT-TERM INVESTMENTS
(Cost $719,325)			719,325

TOTAL INVESTMENTS (100.05%)
(Cost $21,268,137)			$26,974,187

Liabilities In Excess Of Other Assets (-0.05%)			(14,204)

NET ASSETS (100.00%)			$26,959,983
(a)	Affiliated Company. See Note 7 in Notes to Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

157 | April 30, 2021

RiverFront Asset Allocation Growth & Income
Statement of Investments	April 30, 2021 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.10%)
Debt (23.22%)
RiverFront Dynamic Core Income ETF(a)	499,504	$12,652,486
RiverFront Dynamic Unconstrained Income ETF(a)	40,215	1,035,134
Riverfront Strategic Income Fund(a)	36,630	910,622
		14,598,242
Equity (74.88%)
First Trust RiverFront Dynamic Developed International ETF(a)	201,094	13,722,654
First Trust RiverFront Dynamic Emerging Markets ETF(a)	74,058	5,460,904
RiverFront Dynamic US Dividend Advantage ETF(a)	454,477	19,230,422
RiverFront Dynamic US Flex-Cap ETF(a)	200,604	8,649,222
		47,063,202
TOTAL EXCHANGE TRADED FUNDS
(Cost $49,870,698)		61,661,444

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.06%)
Money Market Fund (2.06%)
State Street Institutional Treasury Plus Money Market Fund	0.020%	1,293,007	1,293,007

TOTAL MONEY MARKET FUND			1,293,007

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,293,007)			1,293,007

TOTAL INVESTMENTS (100.16%)
(Cost $51,163,705)			$62,954,451

Liabilities In Excess Of Other Assets (-0.16%)			(103,310)

NET ASSETS (100.00%)			$62,851,141
(a)	Affiliated Company. See Note 7 in Notes to Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

158 | April 30, 2021

RiverFront Asset Allocation Moderate
Statement of Investments	April 30, 2021 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.37%)
Debt (42.75%)
RiverFront Dynamic Core Income ETF(a)	770,132	$19,507,521
RiverFront Dynamic Unconstrained Income ETF(a)	32,160	827,798
Riverfront Strategic Income Fund(a)	29,070	722,680
		21,057,999
Equity (55.62%)
First Trust RiverFront Dynamic
Developed International ETF(a)	83,505	5,698,381
RiverFront Dynamic US Dividend
Advantage ETF(a)	391,173	16,551,821
RiverFront Dynamic US Flex-Cap ETF(a)	119,402	5,148,125
		27,398,327
TOTAL EXCHANGE TRADED FUNDS
(Cost $41,081,591)		48,456,326

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.69%)
Money Market Fund (1.69%)
State Street Institutional Treasury Plus Money Market Fund	0.020%	833,336	833,336

TOTAL MONEY MARKET FUND			833,336

TOTAL SHORT-TERM INVESTMENTS
(Cost $833,336)			833,336

TOTAL INVESTMENTS (100.06%)
(Cost $41,914,927)			$49,289,662

Liabilities In Excess Of Other Assets (-0.06%)			(31,869)

NET ASSETS (100.00%)			$49,257,793
(a)	Affiliated Company. See Note 7 in Notes to Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

159 | April 30, 2021

RiverFront Global Allocation Series
Statements of Assets and Liabilities	April 30, 2021 (Unaudited)

	RiverFront Asset Allocation Aggressive	RiverFront Asset Allocation Growth & Income	RiverFront Asset Allocation Moderate
ASSETS
Investments, at value	$719,325	$1,293,007	$833,336
Investments in affiliates, at value	26,254,862	61,661,444	48,456,326
Receivable for shares sold	–	250	7,526
Dividends and interest receivable	13	16	17
Total Assets	26,974,200	62,954,717	49,297,205
LIABILITIES
Payable for shares redeemed	–	64,898	4,149
Unitary administrative fees payable	10,941	26,036	20,349
Distribution and services fees payable	3,276	12,642	14,914
Total Liabilities	14,217	103,576	39,412
NET ASSETS	$26,959,983	$62,851,141	$49,257,793
NET ASSETS CONSIST OF
Paid-in capital	$24,411,559	$57,114,488	$42,847,887
Total distributable earnings	2,548,424	5,736,653	6,409,906
NET ASSETS	$26,959,983	$62,851,141	$49,257,793
INVESTMENTS, AT COST	$719,325	$1,293,007	$833,336
INVESTMENTS IN AFFILIATES, AT COST	$20,548,812	$49,870,698	$41,081,591

See Notes to Financial Statements.

160 | April 30, 2021

RiverFront Global Allocation Series
Statements of Assets and Liabilities (continued)	April 30, 2021 (Unaudited)

	RiverFront Asset Allocation Aggressive	RiverFront Asset Allocation Growth & Income	RiverFront Asset Allocation Moderate
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.97	$13.88	$11.76
Net Assets	$1,765,858	$7,104,424	$4,244,700
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	126,405	511,901	360,813
Class A:
Net Asset Value, offering and redemption price per share	$13.86	$13.86	$11.75
Net Assets	$1,577,057	$5,835,874	$10,004,355
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	113,795	420,936	851,477
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$14.67	$14.67	$12.43
Class C:
Net Asset Value, offering and redemption price per share(a)	$13.01	$13.40	$11.58
Net Assets	$2,916,843	$11,993,671	$14,493,235
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	224,248	895,278	1,252,081
Class I:
Net Asset Value, offering and redemption price per share	$14.29	$13.83	$11.77
Net Assets	$3,048,793	$37,917,172	$20,515,504
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	213,373	2,741,955	1,742,873
Investor Class II:
Net Asset Value, offering and redemption price per share	$13.85	N/A	N/A
Net Assets	$927,170	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	66,956	N/A	N/A
Class L:
Net Asset Value, offering and redemption price per share	$14.26	N/A	N/A
Net Assets	$16,724,263	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,172,815	N/A	N/A

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

161 | April 30, 2021

RiverFront Global Allocation Series
Statements of Operations	For the Six Months Ended April 30, 2021 (Unaudited)

	RiverFront Asset Allocation Aggressive	RiverFront Asset Allocation Growth & Income	RiverFront Asset Allocation Moderate
INVESTMENT INCOME
Dividends	$69	$124	$121
Dividends from affiliated securities	172,891	460,353	411,672
Total Investment Income	172,960	460,477	411,793

EXPENSES
Unitary administrative fees	31,432	76,951	60,651
Distribution and service fees
Investor Class	2,240	8,896	5,171
Class A	1,601	6,739	11,018
Class C	15,509	64,221	78,296
Investor Class II	1,072	–	–
Total Expenses	51,854	156,807	155,136
Net Expenses	51,854	156,807	155,136
Net Investment Income	121,106	303,670	256,657
Net realized gain on investments - affiliated securities	208,546	1,259,623	893,183
Net realized gain	208,546	1,259,623	893,183
Net change in unrealized appreciation on investments - affiliated securities	5,244,280	8,541,735	4,594,802
Net change in unrealized appreciation	5,244,280	8,541,735	4,594,802
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,452,826	9,801,358	5,487,985
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,573,932	$10,105,028	$5,744,642

See Notes to Financial Statements.

162 | April 30, 2021

RiverFront Asset Allocation Aggressive
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
OPERATIONS
Net investment income	$121,106	$416,786
Net realized gain/(loss)	208,546	(1,857,082)
Net change in unrealized appreciation	5,244,280	842,445
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,573,932	(597,851)
TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(21,922)	(79,044)
Class A	(14,110)	(16,860)
Class C	(42,875)	(89,159)
Class I	(40,375)	(101,058)
Investor Class II	(11,166)	(24,038)
Class L	(191,732)	(358,372)
Net Decrease in Net Assets from Distributions	(322,180)	(668,531)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	93,072	27,937
Class A	478,698	414,965
Class C	105,906	112,219
Class I	–	475,259
Investor Class II	6,862	31,382
Class L	1,424,213	1,329,923
Dividends reinvested
Investor Class	21,114	76,357
Class A	14,110	16,860
Class C	42,795	88,963
Class I	38,987	99,066
Investor Class II	11,024	17,702
Class L	190,865	357,175
Shares redeemed
Investor Class	(609,688)	(1,877,602)
Class A	(150,038)	(199,699)
Class C	(1,045,289)	(1,664,423)
Class I	(581,835)	(4,411,082)
Investor Class II	(6,880)	(524,176)
Class L	(1,286,765)	(5,856,097)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(1,252,849)	(11,485,271)
Net increase/(decrease) in net assets	3,998,903	(12,751,653)
NET ASSETS
Beginning of period	22,961,080	35,712,733
End of period	$26,959,983	$22,961,080

See Notes to Financial Statements.

163 | April 30, 2021

RiverFront Asset Allocation Growth & Income
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
OPERATIONS
Net investment income	$303,670	$1,044,927
Net realized gain/(loss)	1,259,623	(3,546,085)
Net change in unrealized appreciation	8,541,735	1,850,356
Net Increase/(Decrease) in Net Assets Resulting from Operations	10,105,028	(650,802)
TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(33,311)	(134,202)
Class A	(25,416)	(67,887)
Class C	(34,878)	(213,573)
Class I	(206,807)	(767,779)
Net Decrease in Net Assets from Distributions	(300,412)	(1,183,441)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	38,543	123,506
Class A	1,181,535	1,864,486
Class C	260,966	798,015
Class I	2,161,927	4,243,529
Dividends reinvested
Investor Class	31,923	129,440
Class A	25,202	67,753
Class C	34,506	211,358
Class I	203,381	755,180
Shares redeemed
Investor Class	(900,020)	(2,188,662)
Class A	(670,895)	(1,243,469)
Class C	(4,053,705)	(6,701,534)
Class I	(4,728,063)	(18,874,405)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(6,414,700)	(20,814,803)
Net increase/(decrease) in net assets	3,389,916	(22,649,046)
NET ASSETS
Beginning of period	59,461,225	82,110,271
End of period	$62,851,141	$59,461,225

See Notes to Financial Statements.

164 | April 30, 2021

RiverFront Asset Allocation Moderate
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
OPERATIONS
Net investment income	$256,657	$691,629
Net realized gain/(loss)	893,183	(102,437)
Net change in unrealized appreciation	4,594,802	453,892
Net Increase in Net Assets Resulting from Operations	5,744,642	1,043,084
TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(23,407)	(66,700)
Class A	(50,663)	(101,776)
Class C	(38,590)	(168,779)
Class I	(132,209)	(381,939)
Net Decrease in Net Assets from Distributions	(244,869)	(719,194)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	191,441	167,869
Class A	2,062,643	3,641,533
Class C	89,141	455,274
Class I	1,506,732	2,685,022
Dividends reinvested
Investor Class	23,308	66,302
Class A	50,177	100,652
Class C	36,722	162,523
Class I	125,946	365,144
Shares redeemed
Investor Class	(317,423)	(1,546,495)
Class A	(761,383)	(2,067,955)
Class C	(3,798,739)	(11,137,381)
Class I	(2,396,736)	(9,739,924)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(3,188,171)	(16,847,436)
Net increase/(decrease) in net assets	2,311,602	(16,523,546)
NET ASSETS
Beginning of period	46,946,191	63,469,737
End of period	$49,257,793	$46,946,191

See Notes to Financial Statements.

165 | April 30, 2021

RiverFront Asset Allocation Aggressive – Investor Class
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.31		$11.57	$14.59	$16.27		$13.54	$13.95
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.06		0.17	0.17	0.25		0.16	0.23
Net realized and unrealized gain/(loss)	2.77		(0.19)	0.08	(1.27)		2.76	(0.31)
Total from investment operations	2.83		(0.02)	0.25	(1.02)		2.92	(0.08)
DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	(0.21)		(0.19)	(0.20)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.17)		(0.24)	(3.27)	(0.66)		(0.19)	(0.33)
Net increase/(decrease) in net asset value	2.66		(0.26)	(3.02)	(1.68)		2.73	(0.41)
Net asset value, end of period	$13.97		$11.31	$11.57	$14.59		$16.27	$13.54
TOTAL RETURN(d)	25.14%		(0.33)%	5.05%	(6.62)%		21.81%	(0.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,766		$1,862	$3,914	$4,491		$8,935	$9,618
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.93%		1.45%	1.40%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.75	%(f)	1.15%	1.15%
Ratio of net investment income to average net assets	0.92	%(e)	1.47%	1.47%	1.56%		1.09%	1.77%
Portfolio turnover rate(g)	2%		22%	18%	200%		60%	113%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

166 | April 30, 2021

RiverFront Asset Allocation Aggressive – Class A
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.22		$11.48	$14.51	$16.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.15	0.21	0.16
Net realized and unrealized gain/(loss)	2.76		(0.17)	0.03	(2.00)
Total from investment operations	2.81		(0.02)	0.24	(1.84)

DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	–
From net realized gains	–		–	(3.08)	–
Total distributions	(0.17)		(0.24)	(3.27)	–
Net increase/(decrease) in net asset value	2.64		(0.26)	(3.03)	(1.84)
Net asset value, end of period	$13.86		$11.22	$11.48	$14.51
TOTAL RETURN(b)	25.18%		(0.33)%	5.01%	(11.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,577		$989	$756	$9
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	0.79	%(c)	1.38%	1.88%	2.66	%(c)
Portfolio turnover rate(d)	2%		22%	18%	200%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

167 | April 30, 2021

RiverFront Asset Allocation Aggressive – Class C
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$10.57		$10.89	$14.01	$15.73		$13.18	$13.67
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01		0.07	0.08	0.12		0.04	0.12
Net realized and unrealized gain/(loss)	2.58		(0.17)	0.05	(1.20)		2.68	(0.30)
Total from investment operations	2.59		(0.10)	0.13	(1.08)		2.72	(0.18)
DISTRIBUTIONS:
From net investment income	(0.15)		(0.22)	(0.17)	(0.19)		(0.17)	(0.18)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.15)		(0.22)	(3.25)	(0.64)		(0.17)	(0.31)
Net increase/(decrease) in net asset value	2.44		(0.32)	(3.12)	(1.72)		2.55	(0.49)
Net asset value, end of period	$13.01		$10.57	$10.89	$14.01		$15.73	$13.18
TOTAL RETURN(c)	24.68%		(1.04)%	4.23%	(7.24)%		20.87%	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,917		$3,147	$4,758	$8,597		$10,408	$11,447
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.63%		2.20%	2.16%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.47	%(e)	1.90%	1.90%
Ratio of net investment income to average net assets	0.18	%(d)	0.69%	0.71%	0.80%		0.29%	0.92%
Portfolio turnover rate(f)	2%		22%	18%	200%		60%	113%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

168 | April 30, 2021

RiverFront Asset Allocation Aggressive – Class I
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.56		$11.79	$14.78	$16.43		$13.65	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.08		0.20	0.21	0.29		0.19	0.26
Net realized and unrealized gain/(loss)	2.82		(0.19)	0.07	(1.27)		2.78	(0.30)
Total from investment operations	2.90		0.01	0.28	(0.98)		2.97	(0.04)
DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	(0.22)		(0.19)	(0.21)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.17)		(0.24)	(3.27)	(0.67)		(0.19)	(0.34)
Net increase/(decrease) in net asset value	2.73		(0.23)	(2.99)	(1.65)		2.78	(0.38)
Net asset value, end of period	$14.29		$11.56	$11.79	$14.78		$16.43	$13.65
TOTAL RETURN(c)	25.27%		(0.02)%	5.29%	(6.33)%		22.05%	(0.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,049		$2,945	$7,003	$12,701		$13,873	$10,140
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.62%		1.20%	1.15%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.46	%(e)	0.90%	0.90%
Ratio of net investment income to average net assets	1.14	%(d)	1.73%	1.77%	1.79%		1.29%	1.98%
Portfolio turnover rate(f)	2%		22%	18%	200%		60%	113%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

169 | April 30, 2021

RiverFront Asset Allocation Aggressive – Investor Class II
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.21		$11.47	$14.50	$16.18		$13.47	$13.87
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.06		0.16	0.18	0.25		0.15	0.23
Net realized and unrealized gain/(loss)	2.75		(0.18)	0.06	(1.27)		2.75	(0.30)
Total from investment operations	2.81		(0.02)	0.24	(1.02)		2.90	(0.07)
DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	(0.21)		(0.19)	(0.20)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.17)		(0.24)	(3.27)	(0.66)		(0.19)	(0.33)
Net increase/(decrease) in net asset value	2.64		(0.26)	(3.03)	(1.68)		2.71	(0.40)
Net asset value, end of period	$13.85		$11.21	$11.47	$14.50		$16.18	$13.47
TOTAL RETURN(d)	25.20%		(0.33)%	5.02%	(6.66)%		21.77%	(0.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$927		$741	$1,255	$2,043		$3,451	$4,667
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.91%		1.45%	1.40%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.74	%(f)	1.15%	1.15%
Ratio of net investment income to average net assets	0.88	%(e)	1.41%	1.53%	1.58%		1.04%	1.75%
Portfolio turnover rate(g)	2%		22%	18%	200%		60%	113%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.
(b)	Prior to December 1, 2017, Investor Class II was known as Investor Class.

(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

170 | April 30, 2021

RiverFront Asset Allocation Aggressive – Class L
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.53		$11.77	$14.76	$16.41		$13.63	$14.01
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.07		0.19	0.21	0.30		0.19	0.25
Net realized and unrealized gain/(loss)	2.83		(0.19)	0.07	(1.28)		2.78	(0.29)
Total from investment operations	2.90		–	0.28	(0.98)		2.97	(0.04)
DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	(0.22)		(0.19)	(0.21)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.17)		(0.24)	(3.27)	(0.67)		(0.19)	(0.34)
Net increase/(decrease) in net asset value	2.73		(0.24)	(2.99)	(1.65)		2.78	(0.38)
Net asset value, end of period	$14.26		$11.53	$11.77	$14.76		$16.41	$13.63
TOTAL RETURN(c)	25.33%		(0.11)%	5.30%	(6.34)%		22.08%	(0.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$16,724		$13,277	$18,026	$19,449		$25,309	$22,552
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.63%		1.20%	1.16%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.47	%(e)	0.90%	0.90%
Ratio of net investment income to average net assets	1.11	%(d)	1.68%	1.77%	1.82%		1.27%	1.90%
Portfolio turnover rate(f)	2%		22%	18%	200%		60%	113%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

171 | April 30, 2021

RiverFront Asset Allocation Growth & Income – Investor Class
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.84		$12.02	$13.37	$14.48		$12.38	$12.63
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.07		0.18	0.23	0.25		0.17	0.21
Net realized and unrealized gain/(loss)	2.03		(0.16)	0.41	(0.80)		2.09	(0.00	)(d)
Total from investment operations	2.10		0.02	0.64	(0.55)		2.26	0.21
DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)	(0.21)	(0.24)		(0.16)	(0.21)
From net realized gains	–		–	(1.78)	(0.32)		–	(0.25)
Total distributions	(0.06)		(0.20)	(1.99)	(0.56)		(0.16)	(0.46)
Net increase/(decrease) in net asset value	2.04		(0.18)	(1.35)	(1.11)		2.10	(0.25)
Net asset value, end of period	$13.88		$11.84	$12.02	$13.37		$14.48	$12.38
TOTAL RETURN(e)	17.78%		0.27%	6.71%	(4.03)%		18.37%	1.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,104		$6,802	$8,864	$9,062		$19,123	$20,227
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(f)	0.50%	0.50%	0.85%		1.37%	1.35%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(f)	0.50%	0.50%	0.74	%(g)	1.15%	1.15%
Ratio of net investment income to average net assets	0.99	%(f)	1.57%	1.91%	1.70%		1.24%	1.74%
Portfolio turnover rate(h)	7%		33%	62%	224%		63%	129%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.
(c)	Calculated using the average shares method.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

172 | April 30, 2021

RiverFront Asset Allocation Growth & Income – Class A
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.83		$12.01	$13.36	$14.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.18	0.25	0.15
Net realized and unrealized gain/(loss)	2.03		(0.16)	0.39	(1.34)
Total from investment operations	2.09		0.02	0.64	(1.19)

DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)	(0.21)	(0.15)
From net realized gains	–		–	(1.78)	–
Total distributions	(0.06)		(0.20)	(1.99)	(0.15)

Net increase/(decrease) in net asset value	2.03		(0.18)	(1.35)	(1.34)
Net asset value, end of period	$13.86		$11.83	$12.01	$13.36
TOTAL RETURN(b)	17.72%		0.28%	6.78%	(8.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,836		$4,489	$3,839	$13
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	0.99	%(c)	1.52%	2.13%	2.65	%(c)
Portfolio turnover rate(d)	7%		33%	62%	224%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

173 | April 30, 2021

RiverFront Asset Allocation Growth & Income – Class C
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.45		$11.65	$13.03	$14.16		$12.15	$12.44
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.02		0.09	0.13	0.14		0.07	0.13
Net realized and unrealized gain/(loss)	1.96		(0.15)	0.40	(0.78)		2.05	(0.02)
Total from investment operations	1.98		(0.06)	0.53	(0.64)		2.12	0.11
DISTRIBUTIONS:
From net investment income	(0.03)		(0.14)	(0.13)	(0.17)		(0.11)	(0.15)
From net realized gains	–		–	(1.78)	(0.32)		–	(0.25)
Total distributions	(0.03)		(0.14)	(1.91)	(0.49)		(0.11)	(0.40)
Net increase/(decrease) in net asset value	1.95		(0.20)	(1.38)	(1.13)		2.01	(0.29)
Net asset value, end of period	$13.40		$11.45	$11.65	$13.03		$14.16	$12.15
TOTAL RETURN(c)	17.33%		(0.44)%	5.91%	(4.74)%		17.53%	0.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$11,994		$13,642	$19,798	$23,111		$26,514	$32,217
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.57%		2.12%	2.10%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.47	%(e)	1.90%	1.90%
Ratio of net investment income to average net assets	0.25	%(d)	0.82%	1.15%	1.01%		0.51%	1.08%
Portfolio turnover rate(f)	7%		33%	62%	224%		63%	129%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

174 | April 30, 2021

RiverFront Asset Allocation Growth & Income – Class I
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.79		$11.97	$13.31	$14.42		$12.31	$12.56
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.08		0.22	0.26	0.29		0.20	0.25
Net realized and unrealized gain/(loss)	2.04		(0.18)	0.41	(0.82)		2.09	(0.01)
Total from investment operations	2.12		0.04	0.67	(0.53)		2.29	0.24
DISTRIBUTIONS:
From net investment income	(0.08)		(0.22)	(0.23)	(0.26)		(0.18)	(0.24)
From net realized gains	–		–	(1.78)	(0.32)		–	(0.25)
Total distributions	(0.08)		(0.22)	(2.01)	(0.58)		(0.18)	(0.49)
Net increase/(decrease) in net asset value	2.04		(0.18)	(1.34)	(1.11)		2.11	(0.25)
Net asset value, end of period	$13.83		$11.79	$11.97	$13.31		$14.42	$12.31
TOTAL RETURN(c)	17.98%		0.46%	7.07%	(3.88)%		18.75%	2.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$37,917		$34,529	$49,610	$51,749		$33,484	$28,833
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.53%		1.12%	1.10%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.44	%(e)	0.90%	0.90%
Ratio of net investment income to average net assets	1.24	%(d)	1.83%	2.17%	2.04%		1.50%	2.06%
Portfolio turnover rate(f)	7%		33%	62%	224%		63%	129%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

175 | April 30, 2021

RiverFront Asset Allocation Moderate – Investor Class
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$10.50		$10.46	$11.54	$12.47		$11.22	$11.48
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.07		0.15	0.21	0.22		0.18	0.21
Net realized and unrealized gain/(loss)	1.25		0.05	0.49	(0.36)		1.23	(0.01)
Total from investment operations	1.32		0.20	0.70	(0.14)		1.41	0.20
DISTRIBUTIONS:
From net investment income	(0.06)		(0.16)	(0.20)	(0.22)		(0.16)	(0.21)
From net realized gains	–		–	(1.58)	(0.57)		–	(0.25)
Total distributions	(0.06)		(0.16)	(1.78)	(0.79)		(0.16)	(0.46)
Net increase/(decrease) in net asset value	1.26		0.04	(1.08)	(0.93)		1.25	(0.26)
Net asset value, end of period	$11.76		$10.50	$10.46	$11.54		$12.47	$11.22
TOTAL RETURN(d)	12.63%		1.95%	7.99%	(1.32)%		12.67%	1.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,245		$3,883	$5,162	$8,244		$13,311	$22,679
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.84%		1.33%	1.31%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.74	%(f)	1.15%	1.15%
Ratio of net investment income to average net assets	1.19	%(e)	1.46%	2.00%	1.78%		1.49%	1.87%
Portfolio turnover rate(g)	9%		20%	41%	209%		56%	132%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

176 | April 30, 2021

RiverFront Asset Allocation Moderate – Class A
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.49		$10.45	$11.53	$12.28
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.15	0.20	0.11
Net realized and unrealized gain/(loss)	1.25		0.05	0.51	(0.74)
Total from investment operations	1.32		0.20	0.71	(0.63)

DISTRIBUTIONS:
From net investment income	(0.06)		(0.16)	(0.21)	(0.12)
From net realized gains	–		–	(1.58)	–
Total distributions	(0.06)		(0.16)	(1.79)	(0.12)

Net increase/(decrease) in net asset value	1.26		0.04	(1.08)	(0.75)
Net asset value, end of period	$11.75		$10.49	$10.45	$11.53
TOTAL RETURN(b)	12.65%		1.96%	8.07%	(5.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,004		$7,680	$5,933	$9
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	1.19	%(c)	1.43%	1.92%	2.44	%(c)
Portfolio turnover rate(d)	9%		20%	41%	209%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

177 | April 30, 2021

RiverFront Asset Allocation Moderate – Class C
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$10.34		$10.30	$11.39	$12.34		$11.12	$11.39
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03		0.07	0.13	0.12		0.08	0.13
Net realized and unrealized gain/(loss)	1.24		0.05	0.49	(0.36)		1.24	(0.02)
Total from investment operations	1.27		0.12	0.62	(0.24)		1.32	0.11
DISTRIBUTIONS:
From net investment income	(0.03)		(0.08)	(0.13)	(0.14)		(0.10)	(0.13)
From net realized gains	–		–	(1.58)	(0.57)		–	(0.25)
Total distributions	(0.03)		(0.08)	(1.71)	(0.71)		(0.10)	(0.38)
Net increase/(decrease) in net asset value	1.24		0.04	(1.09)	(0.95)		1.22	(0.27)
Net asset value, end of period	$11.58		$10.34	$10.30	$11.39		$12.34	$11.12
TOTAL RETURN(c)	12.26%		1.21%	7.23%	(2.16)%		11.94%	1.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$14,493		$16,353	$26,831	$40,792		$51,231	$63,480
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.56%		2.08%	2.06%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.47	%(e)	1.90%	1.90%
Ratio of net investment income to average net assets	0.45	%(d)	0.72%	1.27%	1.03%		0.70%	1.14%
Portfolio turnover rate(f)	9%		20%	41%	209%		56%	132%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

178 | April 30, 2021

RiverFront Asset Allocation Moderate – Class I
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$10.51		$10.47	$11.54	$12.48		$11.21	$11.47
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.08		0.18	0.23	0.25		0.20	0.24
Net realized and unrealized gain/(loss)	1.26		0.04	0.50	(0.37)		1.25	(0.01)
Total from investment operations	1.34		0.22	0.73	(0.12)		1.45	0.23
DISTRIBUTIONS:
From net investment income	(0.08)		(0.18)	(0.22)	(0.25)		(0.18)	(0.24)
From net realized gains	–		–	(1.58)	(0.57)		–	(0.25)
Total distributions	(0.08)		(0.18)	(1.80)	(0.82)		(0.18)	(0.49)
Net increase/(decrease) in net asset value	1.26		0.04	(1.07)	(0.94)		1.27	(0.26)
Net asset value, end of period	$11.77		$10.51	$10.47	$11.54		$12.48	$11.21
TOTAL RETURN(c)	12.74%		2.19%	8.36%	(1.16)%		13.05%	2.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$20,516		$19,030	$25,544	$28,228		$30,913	$43,056
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.56%		1.08%	1.06%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.47	%(e)	0.90%	0.90%
Ratio of net investment income to average net assets	1.44	%(d)	1.71%	2.25%	2.02%		1.71%	2.16%
Portfolio turnover rate(f)	9%		20%	41%	209%		56%	132%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

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1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report includes the financial statements and financial highlights of the following 11 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, Clough China Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund Fund (each, a “Fund” and collectively, the “Funds”). Prior to March 31, 2020, the ALPS | Red Rocks Global Opportunity Fund was known as the ALPS | Red Rocks Listed Private Equity Fund.

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Red Rocks Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. The Clough China Fund seeks to provide investors with long-term capital appreciation. Effective February 28, 2018, the RiverFront Asset Allocation Aggressive seeks to achieve long-term capital appreciation, RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income, the RiverFront Asset Allocation Moderate has two primary investment objectives- it seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with presercation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of April 30, 2021, net assets of the CoreCommodity Fund were $866,094,514 of which $176,104,436 or 20.33%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

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Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The ALPS | Smith Total Return Bond Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, and Clough China Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2021:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)
United States	$97,781,811	$103	$–	$97,781,914
Other	175,427,629	–	–	175,427,629
Master Limited Partnerships(a)	454,573	–	–	454,573
Rights	–	–	–	–
Government Bonds	–	357,556,694	–	357,556,694
Total	$273,664,013	$357,556,797	$–	$631,220,810
Other Financial Instruments
Assets
Futures Contracts	$10,457,861	$–	$–	$10,457,861
Liabilities
Total Return Swap Contracts	–	(45)	–	(45)
Futures Contracts	(11,403,553)	–	–	(11,403,553)
Total	$(945,692)	$(45)	$–	$(945,737)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Communication Services	$703,399	$6,340,846	$–	$7,044,245
Consumer Discretionary	–	27,809,726	–	27,809,726
Consumer Staples	–	22,504,813	–	22,504,813
Energy	–	22,193,055	–	22,193,055
Financials	16,304,282	85,771,702	–	102,075,984
Health Care	–	25,476,366	–	25,476,366
Industrials	–	29,691,816	–	29,691,816
Information Technology	8,536,942	40,333,119	–	48,870,061
Materials	1,895,378	25,267,923	–	27,163,301
Real Estate	–	2,321,481	–	2,321,481
Utilities	–	3,318,675	–	3,318,675
Total	$27,440,001	$291,029,522	$–	$318,469,523

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Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$2,630,317	$–	$2,630,317
Commercial Mortgage-Backed Securities	–	1,279,687	–	1,279,687
Mortgage-Backed Securities	–	13,525,735	–	13,525,735
Corporate Bonds	–	299,727,375	–	299,727,375
Government Bonds	–	78,963,850	–	78,963,850
Municipal Bonds	–	285,000	–	285,000
Short Term Investments	12,012,510	–	–	12,012,510
Total	$12,012,510	$396,411,964	$–	$408,424,474

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$139,549,836	$–	$139,549,836
Commercial Mortgage-Backed Securities	–	55,330,342	–	55,330,342
Mortgage-Backed Securities	–	102,327,555	–	102,327,555
Corporate Bonds	–	981,862,470	–	981,862,470
Government Bonds	–	385,797,010	–	385,797,010
Preferred Stock	10,246,520	–	–	10,246,520
Short Term Investments	41,624,135	–	–	41,624,135
Total	$51,870,655	$1,664,867,213	$–	$1,716,737,868

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks(a)	$256,180	$–	$–	$256,180
Exchange Traded Funds	6,549,564	–	–	6,549,564
Corporate Bonds	–	121,775,112	–	121,775,112
Government Bonds	–	16,541,132	–	16,541,132
Preferred Stock	2,521,413	–	–	2,521,413
Short Term Investments	2,303,925	–	–	2,303,925
Total	$11,631,082	$138,316,244	$–	$149,947,326

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Common Stocks(a)	$13,879,159	$–	$–	$13,879,159
Collateralized Mortgage Obligations	–	1,224,106	–	1,224,106
Mortgage-Backed Securities	–	216,425	–	216,425
Corporate Bonds	–	2,974,417	–	2,974,417
Government Bonds	–	1,942,221	–	1,942,221
Short Term Investments	1,777,557	–	–	1,777,557
Total	$15,656,716	$6,357,169	$–	$22,013,885

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Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Global Opportunity Fund
Closed-End Funds	$12,109,069	$7,910,532	$–	$20,019,601
Common Stocks
Communications	10,869,238	–	–	10,869,238
Consumer, Cyclical	1,469,755	3,733,766	–	5,203,521
Consumer, Non-cyclical	6,998,632	–	–	6,998,632
Diversified	–	1,035,810	–	1,035,810
Financials	26,312,938	23,485,716	–	49,798,654
Industrials	4,864,196	–	–	4,864,196
Technology	3,785,566	–	–	3,785,566
Utilities	1,688,378	–	–	1,688,378
Short-Term Investments	1,785,765	–	–	1,785,765
Total	$69,883,537	$36,165,824	$–	$106,049,361

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$2,704,861	$6,182,333	$–	$8,887,194
Consumer Discretionary	5,876,501	6,715,219	–	12,591,720
Consumer Staples	–	393,218	–	393,218
Energy	–	588,419	–	588,419
Financials	–	6,573,316	–	6,573,316
Health Care	649,022	1,101,967	–	1,750,989
Industrials	–	887,974	–	887,974
Materials	–	1,807,247	–	1,807,247
Real Estate	–	1,205,938	–	1,205,938
Technology	2,792,849	3,096,857	–	5,889,706
Utilities	–	457,632	–	457,632
Short Term Investments	4,720,007	–	–	4,720,007
Total	$16,743,240	$29,010,120	$–	$45,753,360
Other Financial Instruments
Assets:
Total Return Swap Contracts	$–	$853,282	$–	$853,282
Liabilities:
Total Return Swap Contracts	–	(21,338)	–	(21,338)
Total	$–	$831,944	$–	$831,944

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Aggressive
Exchange Traded Funds	$26,254,862	$–	$–	$26,254,862
Short-Term Investments	719,325	–	–	719,325
Total	$26,974,187	$–	$–	$26,974,187

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$61,661,444	$–	$–	$61,661,444
Short-Term Investments	1,293,007	–	–	1,293,007
Total	$62,954,451	$–	$–	$62,954,451

184 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Moderate
Exchange Traded Funds	$48,456,326	$–	$–	$48,456,326
Short-Term Investments	833,336	–	–	833,336
Total	$49,289,662	$–	$–	$49,289,662

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments or Consolidated Statement of Investments.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except, RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Growth & Income and RiverFront Asset Allocation Moderate normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. ALPS | Smith Total Return Bond Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased

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in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

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Notes to Financial Statements
April 30, 2021 (Unaudited)

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Libor Risk: In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Fund’ investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,”which is the offered rate for short-term Eurodollar deposits between major international banks. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2020.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3.  DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

187 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund and Clough China Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party

188 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

(the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at April 30, 2021 are disclosed after the Statement of Investments.

The average notional amount of the swap positions held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the six-month period ended April 30, 2021 was $304,328,142. The average notional amount of the swap positions held in the Clough China Fund for the six-month period ended April 30, 2021 was $3,097,246.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The average value of futures contracts held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the six-month period ended April 30, 2021, was $238,430,680 for long futures and $109,909,505 for short futures.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

189 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

Derivatives Instruments: The following tables disclose the amounts related to each Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statement of Assets and Liabilities for the six-month period ended April 30, 2021:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts(b)	$10,457,862	Unrealized depreciation on futures contracts(b)	$(11,403,553)
Commodity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	9	Unrealized depreciation on total return swap contracts	(54)
Total		$10,457,871		$(11,403,607)

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
Clough China Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$853,282	Unrealized depreciation on total return swap contracts	$(21,338)
Total		$853,282		$(21,338)

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statements of assets and liabilities.
(b)	Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the current day's net variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivatives instruments on the Statement of Operations for six-month period ended April 30, 2021:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Equity and Commodity Contracts (Futures Contracts)	Net realized gain on futures contracts/ Net change in unrealized depreciation on futures contracts	$4,565,164	$4,689,671
Commodity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/ Net change in unrealized depreciation on total return swap contracts	90,805,142	284
Total		$95,370,306	$4,689,955
Clough China Fund
Equity Contracts (Total Return Swap Contracts)	Net realized gain on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	$1,562,594	$(10,936)
Total		$1,562,594	$(10,936)

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statements of operations.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

190 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of April 30, 2021:

Offsetting of Derivatives Asset

April 30, 2021

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$9	$–	$9	$–	$–	$9
Total	$9	$–	$9	$–	$–	$9

Clough China Fund
Total Return Swap Contracts	$853,282	$–	$853,282	$(21,338)	$–	$831,944
Total	$853,282	$–	$853,282	$(21,338)	$–	$831,944

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Offsetting of Derivatives Liability
April 30, 2021

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$54	$–	$54	$–	$(54)	$–
Total	$54	$–	$54	$–	$(54)	$–

Clough China Fund
Total Return Swap Contracts	$21,338	$–	$21,338	$(21,338)	$–	$–
Total	$21,338	$–	$21,338	$(21,338)	$–	$–

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2021.

191 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2020 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$5,386,269	$–
ALPS | Kotak India Growth Fund	–	363,112
ALPS | Smith Short Duration Bond Fund	1,810,242	7,397
ALPS | Smith Total Return Bond Fund	22,579,307	8,170
ALPS | Smith Credit Opportunities Fund	41,361	–
ALPS | Smith Balanced Opportunity Fund	7,109	–
ALPS | Red Rocks Global Opportunity Fund	14,647,308	11,394,100
Clough China Fund	648,314	2,743,546
RiverFront Asset Allocation Moderate	719,194	–
RiverFront Asset Allocation Aggressive	668,533	–
RiverFront Asset Allocation Growth & Income	1,183,441	–

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2021, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$85,972,279	$(26,237,201)	$59,735,078	$570,539,996
ALPS | Kotak India Growth Fund	49,677,700	(13,582,336)	36,095,364	275,067,068
ALPS | Smith Short Duration Bond Fund	2,191,287	(103,343)	2,087,944	406,336,530
ALPS | Smith Total Return Bond Fund	25,241,905	(10,500,085)	14,741,820	1,701,996,048
ALPS | Smith Credit Opportunities Fund	1,685,792	(510,538)	1,175,254	148,772,072
ALPS | Smith Balanced Opportunity Fund	2,503,512	(105,299)	2,398,213	19,615,672
ALPS | Red Rocks Global Opportunity Fund	31,588,364	(593,950)	30,994,414	75,054,947
Clough China Fund	19,789,325	(6,290,983)	13,498,342	33,086,962
RiverFront Asset Allocation Moderate	6,940,411	(7,337)	6,933,074	42,356,588
RiverFront Asset Allocation Aggressive	5,420,087	(41,062)	5,379,025	21,595,162
RiverFront Asset Allocation Growth & Income	11,051,164	(3,599)	11,047,565	51,906,886

5.  SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the six-month period ended April 30, 2021 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$93,134,862	$55,462,296
ALPS | Kotak India Growth Fund	145,664,165	35,119,382
ALPS | Smith Short Duration Bond Fund	213,347,522	127,418,835
ALPS | Smith Total Return Bond Fund	775,997,210	675,880,925
ALPS | Smith Credit Opportunities Fund	155,954,953	60,873,769
ALPS | Smith Balanced Opportunity Fund	9,607,281	5,953,888
ALPS | Red Rocks Global Opportunity Fund	33,092,081	43,818,392
Clough China Fund	20,769,884	21,921,665
RiverFront Asset Allocation Moderate	4,316,364	7,112,853
RiverFront Asset Allocation Aggressive	360,575	1,948,950
RiverFront Asset Allocation Growth & Income	4,042,719	10,287,163

192 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

Purchases and sales of U.S. Government Obligations during the six-month period ended April 30, 2021 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$113,993,161	$74,102,095
ALPS | Smith Short Duration Bond Fund	133,544,988	98,142,522
ALPS | Smith Total Return Bond Fund	1,115,997,257	916,724,915
ALPS | Smith Credit Opportunities Fund	39,592,529	25,474,129
ALPS | Smith Balanced Opportunity Fund	4,594,295	4,924,477

(a)	Purchases and sales for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund are consolidated and include the balances of CoreCommodity Management Cayman Commodity Fund, Ltd. (wholly owned subsidiary).

6.  BENEFICIAL INTEREST TRANSACTIONS

Shares redeemed within 90 days of purchase for ALPS | Red Rocks Global Opportunity Fund and 30 days of purchase for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, and Clough China Fund, may incur a 2% short-term redemption fee deducted from the redemption amount. RiverFront Asset Allocation Aggressive Fund, RiverFront Asset Allocation Growth & Income Fund, RiverFront Asset Allocation Moderate Fund, ALPS | Smith Short Duration Bond, ALPS | Smith Total Return Bond Fund, ALPS | Smith Credit Opportunities Fund and ALPS | Smith Balanced Opportunity Fund do not incur redemption fees.

Effective December 1, 2017, Class A shares were renamed Investor Class shares for all Funds. Such shares will be offered without an initial sales charge or a contingent deferred sales charge. The RiverFront Asset Allocation Aggressive existing Investor shares were renamed Investor Class II shares.

For the sixth-month period ended April 30, 2021, the amounts listed below were retained by the Funds. These amounts are reflected in “Shares redeemed” in the Statements of Changes in Net Assets.

	Redemption Fee Retained
Fund	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Class	$3,556	$3,872
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A	–	38
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I	2,066	6,370
ALPS | Kotak India Growth Fund - Investor Class	50	286,145
ALPS | Kotak India Growth Fund - Class I	924	550
ALPS | Smith Short Duration Bond Fund - Class I	–	2,157
ALPS | Smith Total Return Bond Fund - Investor Class	–	20
ALPS | Smith Total Return Bond Fund - Class A	–	4,313
ALPS | Smith Total Return Bond Fund - Class I	–	29,289
ALPS | Red Rocks Global Opportunity Fund - Investor Class	170	12,646
ALPS | Red Rocks Global Opportunity Fund - Class A	21	1,933
ALPS | Red Rocks Global Opportunity Fund - Class C	–	367
ALPS | Red Rocks Global Opportunity Fund - Class I	39	16,589
Clough China Fund - Investor Class	268	133
Clough China Fund - Class C	–	1

193 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

Transactions in shares of capital stock were as follows:

	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Investor Class
Shares sold	2,215,852	3,723,036
Dividends reinvested	24,142	52,689
Shares redeemed	(1,054,304)	(1,557,348)
Net increase in shares outstanding	1,185,690	2,218,377
Class A
Shares sold	373,605	141,752
Dividends reinvested	351	855
Shares redeemed	(47,551)	(48,458)
Net increase in shares outstanding	326,405	94,149
Class C
Shares sold	364,071	55,316
Dividends reinvested	689	4,410
Shares redeemed	(117,431)	(704,431)
Net increase/(decrease) in shares outstanding	247,329	(644,705)
Class I
Shares sold	29,472,100	31,313,307
Dividends reinvested	221,924	575,900
Shares redeemed	(9,131,255)	(34,485,123)
Net increase/(decrease) in shares outstanding	20,562,769	(2,595,916)

194 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

	ALPS | Kotak India Growth Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Investor Class
Shares sold	23,448	1,469,294
Dividends reinvested	–	3,593
Shares redeemed	(54,454)	(1,612,826)
Net decrease in shares outstanding	(31,006)	(139,939)
Class A
Shares sold	56,164	1,521
Dividends reinvested	–	88
Shares redeemed	(2,420)	(1,914)
Net increase/(decrease) in shares outstanding	53,744	(305)
Class C
Shares sold	669	7,894
Dividends reinvested	–	2,484
Shares redeemed	(61,517)	(30,928)
Net decrease in shares outstanding	(60,848)	(20,550)
Class I
Shares sold	233,136	547,548
Dividends reinvested	–	17,939
Shares redeemed	(989,353)	(527,423)
Net increase/(decrease) in shares outstanding	(756,217)	38,064
Class II(a)
Shares sold	8,155,415	13,368,943
Shares redeemed	–	(2,963,226)
Net increase in shares outstanding	8,155,415	10,405,717

	ALPS | Smith Short Duration Bond Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Investor Class
Shares sold	1,267,468	826,795
Dividends reinvested	7,870	1,587
Shares redeemed	(609,154)	(22,188)
Net increase in shares outstanding	666,184	806,194
Class A
Shares sold	805,319	315,200
Dividends reinvested	7,794	1,745
Shares redeemed	(28,026)	(14,094)
Net increase in shares outstanding	785,087	302,851
Class C
Shares sold	92,197	175,014
Dividends reinvested	1,588	806
Shares redeemed	–	(17,601)
Net increase in shares outstanding	93,785	158,219
Class I
Shares sold	24,901,675	15,201,725
Dividends reinvested	164,746	114,292
Shares redeemed	(5,463,521)	(3,995,650)
Net increase in shares outstanding	19,602,900	11,320,367

195 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

	ALPS | Smith Total Return Bond Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Investor Class
Shares sold	235,364	851,183
Dividends reinvested	19,068	10,771
Shares redeemed	(344,673)	(354,961)
Net increase/(decrease) in shares outstanding	(90,241)	906,993
Class A
Shares sold	575,177	680,483
Dividends reinvested	31,433	21,602
Shares redeemed	(403,242)	(114,005)
Net increase in shares outstanding	203,368	588,080
Class C
Shares sold	164,067	470,809
Dividends reinvested	10,985	4,985
Shares redeemed	(33,267)	(64,416)
Net increase in shares outstanding	141,785	411,378
Class I
Shares sold	50,878,469	98,260,437
Dividends reinvested	2,333,491	1,340,528
Shares redeemed	(18,861,127)	(16,682,072)
Net increase in shares outstanding	34,350,833	82,918,893

	ALPS | Smith Credit Opportunities Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Period January 1, 2014 (Commencement) to October 31, 2020
Investor Class
Shares sold	696,647	70,203
Dividends reinvested	2,272	–
Shares redeemed	(32,974)	(17)
Net increase in shares outstanding	665,945	70,186
Class A
Shares sold	15,704	100,000
Dividends reinvested	125	–
Net increase in shares outstanding	15,829	100,000
Class C
Shares sold	–	50,000
Net increase in shares outstanding	–	50,000
Class I
Shares sold	12,238,009	2,545,943
Dividends reinvested	37,357	128
Shares redeemed	(507,283)	(32,551)
Net increase in shares outstanding	11,768,083	2,513,520

196 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

	ALPS | Smith Balanced Opportunity Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Period January 1, 2014 (Commencement) to October 31, 2020
Investor Class
Shares sold	674	60,855
Dividends reinvested	13	–
Shares redeemed	(5)	–
Net increase in shares outstanding	682	60,855
Class A
Shares sold	–	100,000
Net increase in shares outstanding	–	100,000
Class C
Shares sold	–	50,000
Net increase in shares outstanding	–	50,000
Class I
Shares sold	345,337	1,243,550
Dividends reinvested	1,887	70
Shares redeemed	(689)	–
Net increase in shares outstanding	346,535	1,243,620

	ALPS | Red Rocks Global Opportunity Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Investor Class
Shares sold	101,251	746,089
Dividends reinvested	78,824	396,106
Shares redeemed	(277,102)	(1,986,245)
Net decrease in shares outstanding	(97,027)	(844,050)
Class A
Shares sold	82,333	502,233
Dividends reinvested	11,627	11,532
Shares redeemed	(70,641)	(222,154)
Net increase in shares outstanding	23,319	291,611
Class C
Shares sold	4,511	100,932
Dividends reinvested	55,299	277,858
Shares redeemed	(200,433)	(1,107,493)
Net decrease in shares outstanding	(140,623)	(728,703)
Class I
Shares sold	609,700	3,948,906
Dividends reinvested	306,048	2,205,348
Shares redeemed	(1,671,128)	(15,717,303)
Net decrease in shares outstanding	(755,380)	(9,563,049)
Class R
Shares sold	23,611	172,726
Dividends reinvested	50,509	169,759
Shares redeemed	(102,541)	(240,276)
Net increase/(decrease) in shares outstanding	(28,421)	102,209

197 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

	Clough China Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Investor Class
Shares sold	23,935	26,030
Dividends reinvested	11,125	27,169
Shares redeemed	(16,642)	(136,999)
Net increase/(decrease) in shares outstanding	18,418	(83,800)
Class A
Shares sold	3,920	28,884
Dividends reinvested	1,351	3,571
Shares redeemed	(11,260)	(17,923)
Net increase/(decrease) in shares outstanding	(5,989)	14,532
Class C
Shares sold	1,135	2,134
Dividends reinvested	1,898	5,599
Shares redeemed	(6,686)	(60,290)
Net decrease in shares outstanding	(3,653)	(52,557)
Class I
Shares sold	18,150	45,424
Dividends reinvested	41,321	91,364
Shares redeemed	(24,224)	(138,066)
Net increase/(decrease) in shares outstanding	35,247	(1,278)

198 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

	RiverFront Asset Allocation Aggressive
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Investor Class
Shares sold	7,262	2,440
Dividends reinvested	1,657	6,342
Shares redeemed	(47,107)	(182,440)
Net decrease in shares outstanding	(38,188)	(173,658)
Class A
Shares sold	36,295	38,409
Dividends reinvested	1,116	1,412
Shares redeemed	(11,732)	(17,567)
Net increase in shares outstanding	25,679	22,254
Class C
Shares sold	8,657	10,908
Dividends reinvested	3,599	7,859
Shares redeemed	(85,738)	(157,814)
Net decrease in shares outstanding	(73,482)	(139,047)
Class I
Shares sold	–	42,140
Dividends reinvested	2,994	8,074
Shares redeemed	(44,438)	(389,251)
Net decrease in shares outstanding	(41,444)	(339,037)
Investor II
Shares sold	515	2,707
Dividends reinvested	873	1,484
Shares redeemed	(521)	(47,500)
Net increase/(decrease) in shares outstanding	867	(43,309)
Class L
Shares sold	105,063	113,431
Dividends reinvested	14,693	29,157
Shares redeemed	(97,984)	(522,923)
Net increase/(decrease) in shares outstanding	21,772	(380,335)

199 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

	RiverFront Asset Allocation Growth & Income
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Investor Class
Shares sold	2,938	10,492
Dividends reinvested	2,445	11,414
Shares redeemed	(68,054)	(184,808)
Net decrease in shares outstanding	(62,671)	(162,902)
Class A
Shares sold	89,733	159,284
Dividends reinvested	1,932	5,987
Shares redeemed	(50,272)	(105,466)
Net increase in shares outstanding	41,393	59,805
Class C
Shares sold	20,146	69,052
Dividends reinvested	2,743	19,111
Shares redeemed	(319,497)	(595,631)
Net decrease in shares outstanding	(296,608)	(507,468)
Class I
Shares sold	162,175	356,030
Dividends reinvested	15,615	66,670
Shares redeemed	(363,607)	(1,640,532)
Net decrease in shares outstanding	(185,817)	(1,217,832)

	RiverFront Asset Allocation Moderate
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Investor Class
Shares sold	16,978	15,746
Dividends reinvested	2,065	6,563
Shares redeemed	(27,903)	(145,967)
Net decrease in shares outstanding	(8,860)	(123,658)
Class A
Shares sold	182,366	351,122
Dividends reinvested	4,447	9,942
Shares redeemed	(67,368)	(196,595)
Net increase in shares outstanding	119,445	164,469
Class C
Shares sold	8,098	44,622
Dividends reinvested	3,308	16,302
Shares redeemed	(340,734)	(1,083,506)
Net decrease in shares outstanding	(329,328)	(1,022,582)
Class I
Shares sold	133,046	254,684
Dividends reinvested	11,154	36,154
Shares redeemed	(212,332)	(920,184)
Net decrease in shares outstanding	(68,132)	(629,346)

(a)	Class II commenced operations on December 19, 2019.

200 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

7.  AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the six-month period ended April 30, 2021 were as follows:

RiverFront Asset Allocation Aggressive	Market Value as of October 31, 2020	Purchases	Sales	Market Value as of April 30, 2021	Share Balance as of April 30, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
First Trust RiverFront Dynamic Asia Pacific ETF	$783,725	–	$(58,194)	$844,578	14,735	$7,661	$124,089	$(5,042)
First Trust RiverFront Dynamic Developed International ETF	3,394,461	360,575	(265,448)	4,330,988	63,467	21,937	833,332	8,068
First Trust RiverFront Dynamic Emerging Markets ETF	2,753,585	–	(207,058)	3,098,405	42,019	5,702	531,107	20,771
First Trust RiverFront Dynamic Europe ETF	1,451,594	–	(113,513)	1,743,681	24,331	16,818	408,154	(2,554)
RiverFront Dynamic US Dividend Advantage ETF	7,066,248	–	(548,967)	8,309,317	196,376	64,001	1,714,845	77,191
RiverFront Dynamic US Flex-Cap ETF	6,940,799	–	(755,771)	7,927,893	183,874	56,772	1,632,753	110,112
	22,390,412	360,575	(1,948,951)	26,254,862	524,802	172,891	5,244,280	208,546

RiverFront Asset Allocation Growth & Income	Market Value as of October 31, 2020	Purchases	Sales	Market Value as of April 30, 2021	Share Balance as of April 30, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$13,323,893	$876,918	$(1,231,102)	$12,652,486	499,504	$109,790	$(378,067)	$60,844
RiverFront Dynamic Unconstrained Income ETF	1,120,785	–	(112,740)	1,035,134	40,215	21,331	24,789	2,300
Riverfront Strategic Income Fund	1,752,818	–	(856,917)	910,622	36,630	20,720	6,488	8,233
First Trust RiverFront Dynamic Developed International ETF	9,191,264	3,165,818	(1,029,891)	13,722,654	201,094	66,315	2,351,803	43,660
First Trust RiverFront Dynamic Emerging Markets ETF	5,062,398	–	(625,082)	5,460,904	74,058	10,484	907,340	116,248
RiverFront Dynamic US Dividend Advantage ETF	20,058,777	–	(5,566,262)	19,230,422	454,477	170,735	3,848,664	889,243
RiverFront Dynamic US Flex-Cap ETF	7,594,579	–	(865,170)	8,649,222	200,604	60,978	1,780,718	139,095
	58,104,514	4,042,736	(10,287,164)	61,661,444	1,506,582	460,353	8,541,735	1,259,623

201 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

RiverFront Asset Allocation Moderate	Market Value as of October 31, 2020	Purchases	Sales	Market Value as of April 30, 2021	Share Balance as of April 30, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$19,601,582	$1,637,282	$(1,244,449)	$19,507,521	770,132	$167,290	$(565,676)	$78,782
RiverFront Dynamic Unconstrained Income ETF	858,377	–	(51,416)	827,798	32,160	16,786	20,243	594
Riverfront Strategic Income Fund	1,394,780	–	(683,440)	722,680	29,070	16,849	5,126	6,214
First Trust RiverFront Dynamic Developed International ETF	2,499,730	2,679,083	(238,070)	5,698,381	83,505	24,681	748,899	8,739
RiverFront Dynamic US Dividend Advantage ETF	16,246,515	–	(3,634,984)	16,551,821	391,173	143,508	3,343,456	596,834
RiverFront Dynamic US Flex-Cap ETF	5,163,846	–	(1,260,495)	5,148,125	119,402	42,558	1,042,754	202,020
	45,764,830	4,316,365	(7,112,854)	48,456,326	1,425,442	411,672	4,594,802	893,183

8. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. (the “AAI”) acts as the Portfolios’ investment adviser. AAI is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Funds listed below to the corresponding Sub-Advisor(s) listed in the table below. Each Sub-Advisor manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Fund	Sub-Advisor(s)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	CoreCommodity Management, LLC
ALPS | Kotak India Growth Fund	Kotak Mahindra Asset Management (Singapore) Pte. Ltd
ALPS | Smith Short Duration Bond Fund	Smith Capital Investors, LLC
ALPS | Smith Total Return Bond Fund	Smith Capital Investors, LLC
ALPS | Red Rocks Global Opportunity Fund	Red Rocks Capital, LLC(a)
Clough China Fund	Clough Capital Partners, LP
RiverFront Asset Allocation Aggressive	RiverFront Investment Group, LLC
RiverFront Asset Allocation Growth & Income	RiverFront Investment Group, LLC
RiverFront Asset Allocation Moderate	RiverFront Investment Group, LLC

(a)	Red Rocks Capital, LLC is a subsidiary of ALPS Advisors, Inc.

202 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay AAI an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	0.85%
ALPS | Kotak India Growth Fund	0.65%
ALPS | Smith Short Duration Bond Fund	0.37%
ALPS | Smith Total Return Bond Fund	0.55%
ALPS | Red Rocks Global Opportunity Fund	0.85%
Clough China Fund	1.35%

Pursuant to the Administrative Services Agreement, the Riverfront Funds listed below pay an annual unitary administrative fee which is based on each Fund’s average daily net assets. The unitary administrative fee is paid on a monthly basis. The following table reflects the Funds’ contractual unitary administrative fee rates (expressed as an annual rate).

Fund	Contractual Unitary Fee
RiverFront Asset Allocation Aggressive	0.25%
RiverFront Asset Allocation Growth & Income	0.25%
RiverFront Asset Allocation Moderate	0.25%

Pursuant to an Investment Sub-advisory Agreement, AAI pays the Sub-Advisors of the Funds listed below an annual sub-advisory management fee which is based on each Fund’s average daily assets. AAI is required to pay all fees due to each Sub-Advisor out of the management fee AAI receives from each Fund listed below. The following table reflects the Funds’ contractual sub-advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub-Advisory Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	All Asset Levels	0.75%
ALPS | Kotak India Growth Fund	All Asset Levels	0.56%
ALPS | Smith Short Duration Bond Fund	All Asset Levels	0.29%
ALPS | Smith Total Return Bond Fund	All Asset Levels	0.42%
ALPS | Red Rocks Global Opportunity Fund	All Asset Levels	0.57%
Clough China Fund	All Asset Levels	0.90%

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

AAI and CoreCommodity Management LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Kotak India Growth Fund

Prior to April 1, 2017, AAI and Kotak Mahindra (UK) Limited have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below. Effective April 1, 2017, Kotak entered into a Novation Agreement with the Fund, AAI and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. (“KMAMS”), another wholly owned subsidiary of Kotak Mahindra Bank Limited, whereby KMAMS will assume all of Kotak’s rights and obligations under the current Sub-Advisory Agreement.

ALPS | Smith Short Duration Bond Fund

AAI and Smith Capital Investors, LLC have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

203 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

ALPS | Smith Total Return Bond Fund

AAI and Smith Capital Investors, LLC have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Smith Credit Opportunities Fund

AAI and Smith Capital Investors, LLC have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Smith Balanced Opportunity Bond Fund

AAI and Smith Capital Investors, LLC have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Red Rocks Global Opportunity Fund

AAI and Red Rocks Capital LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

Clough China Fund

AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of acquired fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles that exceed the following annual rates below.

Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the six-month period ended April 30, 2021 are disclosed on the Statement of Operations or Consolidated Statement of Operations.

Fund	Investor Class	Class A	Class C	Class I	Class II	Class R
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	1.05%	1.05%	1.05%	1.15%	N/A	N/A
ALPS | Kotak India Growth Fund	1.00%	1.00%	1.00%	1.00%	0.75%	N/A
ALPS | Smith Short Duration Bond Fund	0.49%	0.49%	0.49%	0.49%	N/A	N/A
ALPS | Smith Total Return Bond Fund	0.67%	0.67%	0.67%	0.67%	N/A	N/A
ALPS | Red Rocks Global Opportunity Fund	1.25%	1.25%	1.25%	1.25%	N/A	1.25%
Clough China Fund	1.95%	1.95%	2.70%	1.70%	N/A	N/A

204 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

The Advisor(s) and each Sub-Advisor are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund, ALPS | Smith Balanced Opportunity Fund, ALPS | Smith Credit Opportunities Fund, ALPS | Red Rocks Global Opportunity Fund, and Clough China Fund are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees was waived or expenses were deferred, as calculated on a monthly basis. As of the six-month period ended April 30, 2021, the Advisor and Sub-Advisor(s) may seek reimbursement of previously waived and reimbursed fees as follows:

	Expires	Expires	Expires	Expires
Fund	10/31/21	10/31/22	10/31/23	10/31/24	Total
ALPS | Kotak India Growth Fund - Investor Class	42,345	74,543	12,723	75	129,686
ALPS | Kotak India Growth Fund - Class A	N/A	293	243	3	539
ALPS | Kotak India Growth Fund - Class C	12,864	29,613	5,802	67	48,346
ALPS | Kotak India Growth Fund - Class I	97,457	229,275	60,338	641	387,711
ALPS | Kotak India Growth Fund - Class II	N/A	N/A	411,967	198,759	610,726
ALPS | Smith Short Duration Bond Fund - Investor Class	2,130	1,603	2,510	5,636	11,878
ALPS | Smith Short Duration Bond Fund - Class A	1,214	752	2,600	2,076	6,643
ALPS | Smith Short Duration Bond Fund - Class C	1,236	1,398	1,915	614	5,162
ALPS | Smith Short Duration Bond Fund - Class I	33,418	105,940	184,309	92,583	416,250
ALPS | Smith Total Return Bond Fund - Investor Class	1,061	2,913	3,483	178	7,635
ALPS | Smith Total Return Bond Fund - Class A	1,197	1,933	4,094	695	7,919
ALPS | Smith Total Return Bond Fund - Class C	1,187	459	2,094	1,129	4,869
ALPS | Smith Total Return Bond Fund - Class I	37,658	128,360	461,477	270,589	898,084
ALPS | Smith Credit Opportunities Fund - Investor Class	N/A	N/A	972	463	1,435
ALPS | Smith Credit Opportunities Fund - Class A	N/A	N/A	1,487	719	2,206
ALPS | Smith Credit Opportunities Fund - Class C	N/A	N/A	743	341	1,084
ALPS | Smith Credit Opportunities Fund - Class I	N/A	N/A	21,266	20,722	41,988
ALPS | Smith Balanced Opportunity Fund - Investor Class	N/A	N/A	1,277	2,834	4,111
ALPS | Smith Balanced Opportunity Fund - Class A	N/A	N/A	2,362	4,635	6,997
ALPS | Smith Balanced Opportunity Fund - Class C	N/A	N/A	1,181	2,313	3,494
ALPS | Smith Balanced Opportunity Fund - Class I	N/A	N/A	26,090	66,297	92,386
ALPS | Red Rocks Global Opportunity Fund - Investor Class	N/A	N/A	N/A	N/A	N/A
ALPS | Red Rocks Global Opportunity Fund - Class A	N/A	N/A	N/A	N/A	N/A
ALPS | Red Rocks Global Opportunity Fund - Class C	N/A	N/A	N/A	N/A	N/A
ALPS | Red Rocks Global Opportunity Fund - Class I	N/A	N/A	N/A	3,612	3,612
ALPS | Red Rocks Global Opportunity Fund - Class R	N/A	N/A	N/A	N/A	N/A
Clough China Fund - Investor Class	20,556	31,929	28,455	9,056	89,996
Clough China Fund - Class A	9	1,835	3,661	1,256	6,761
Clough China Fund - Class C	7,062	8,760	4,818	976	21,617
Clough China Fund - Class I	37,346	66,102	73,774	26,173	203,395

The CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”) has each entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with CoreCommodity Management, LLC for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the CoreCommodity Management, LLC a management fee at the same rate that the Fund pays the Adviser for investment advisory services provided to the Funds. CoreCommodity Management, LLC has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This agreement may be terminated based on the terms of the Subsidiary Advisory Agreement. For the six-months ended April 30, 2021, this amount equaled $557,929 and is disclosed in the Consolidated Statements of Operations. These waivers are not subject to reimbursement/recoupment.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund recovered $6 of reimbursed expenses and ALPS | Kotak India Growth Fund recovered $9,763 of reimbursed expenses during the six-month period ended April 30, 2021.

The Riverfront Funds do not pay a management fee or contractually limit the amount of each Fund’s total annual expenses.

205 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

Kotak Mahindra Asset Management (Singapore) Pte. Ltd. executed purchase and sale trades in the ALPS/Kotak India Growth Fund with the sub-adviser’s affiliated broker-dealer, Kotak Securities, (the “affiliate broker”). Fund commissions paid to the affiliate broker were $22,500 during the six-month period ended April 30, 2021.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

Each Fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class, Class A, Class C and Class R (ALPS | Red Rocks Global Opportunity Fund only) and Investor Class II (Asset Allocation Aggressive Fund only) shares. The Plans allows a Fund to use Investor Class, Class A, Class C, Class R and Investor Class II assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, Class C, Class R and Investor Class II shares and/or the provision of shareholder services to Investor Class, Class A, Class C, Class R and Investor Class II shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C, Class R and Investor Class II shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class, Class A and Investor Class II shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.50% of the ALPS | Red Rocks Global Opportunity Fund’s average daily net assets attributable to its Class R shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

Each Fund has adopted a shareholder services plan with respect to their Investor Class shares (the “Investor Class Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the six-month period ended April 30, 2021 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Each Fund has adopted a shareholder services plan with respect to their Class A shares (the “Class A Shareholder Services Plan”). Under the Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates, an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations. Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Class A Shareholder Services Plan fees recaptured pursuant to the Services Plan for the six-month period ended April 30, 2021 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Each Fund has adopted a shareholder services plan with respect to its Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

206 | April 30, 2021

Notes to Financial Statements
April 30, 2021 (Unaudited)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations, if applicable to the Fund.

ALPS Fund Services, Inc. (“ALPS”) an affiliate of the Distributor serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six-month period ended April 30, 2021 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Trustees

The fees and expenses of the Trustees of the Board are presented in the Statements of Operations.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In October 2020, FASB issued Accounting Standards Update No. 2020-08 (“ASU 2020-08”), “Receivables -Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the implication of the additional disclosure requirement and determined that there is no impact to the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the date of Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

207 | April 30, 2021

Additional Information
April 30, 2021 (Unaudited)

1. FUND HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s Web site at http://www.sec.gov. The Funds’ Form N-PORTs are also available upon request by calling 1-866-759-5679.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Fund policies and procedures used in determining how to vote proxies and information regarding how each of the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

208 | April 30, 2021

Liquidity Risk Management Program
April 30, 2021 (Unaudited)

The Financial Investors Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each fund in the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment advisers, sub-advisers, and Officers of the Trust. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including a periodic assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 9, 2021the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program since its implementation on December 1, 2018. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since implementation.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. Among other things, the Board noted that the Funds are not required to have a highly liquid investment minimum based on their liquidity classifications. The Board further noted that no material changes have been made to the Program since its implementation.

209 | April 30, 2021

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

APS001766

alpsfunds.com

1-866-759-5679

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Dawn Cotten
Dawn Cotten (Principal Executive Officer)
President

Date:	July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Dawn Cotton
Dawn Cotten (Principal Executive Officer)
President

Date:	July 9, 2021

By:	/s/ Jennell Panella
Jennell Panella (Principal Financial Officer)
Treasurer

Date:	July 9, 2021